    As Filed with the Securities and Exchange Commission on April 14, 2011
                                                           File Nos. 333-121693
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 7

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 116

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                            Senior Vice President,
                         General Counsel and Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 ALLEN R. REED
                                Senior Attorney
                        Allstate Life Insurance Company
                               3100 Sanders Road
                                   Suite J5B
                             Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on __________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

AIM LIFETIME PLUS/SM/ II VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2011

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") issues the AIM Lifetime Plus/SM/ II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

ALLSTATE LIFE IS NO LONGER OFFERING NEW CONTRACTS.

The Contract currently offers 17 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 14 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (SERIES I SHARES):


 INVESCO VAN KAMPEN V.I. EQUITY AND     INVESCO V.I. HIGH YIELD FUND - SERIES
   INCOME PORTFOLIO - SERIES I            I

 INVESCO V.I. BASIC VALUE FUND -        INVESCO V.I. INTERNATIONAL GROWTH
   SERIES I                               FUND - SERIES I

 INVESCO V.I. CAPITAL APPRECIATION      INVESCO VAN KAMPEN V.I. CAPITAL
   FUND - SERIES I                        GROWTH PORTFOLIO - SERIES I

 INVESCO V.I. CAPITAL DEVELOPMENT FUND  INVESCO V.I. MID CAP CORE EQUITY FUND
   - SERIES I                             - SERIES I

 INVESCO V.I. CORE EQUITY FUND -        INVESCO V.I. MONEY MARKET FUND -
   SERIES I                               SERIES I

 INVESCO V.I. DIVERSIFIED INCOME FUND   INVESCO V.I. TECHNOLOGY FUND - SERIES
   - SERIES I                             I

 INVESCO V.I. GOVERNMENT SECURITIES     INVESCO V.I. UTILITIES FUND - SERIES I
   FUND - SERIES I



WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2011, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 39 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------

IMPORTANT. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY
           FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
           INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

           WE ARE NO LONGER OFFERING THE CONTRACTS FOR SALE.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            12
                   -----------------------------------------
                        The Variable Sub-Accounts        12
                   -----------------------------------------
                        The Fixed Account Options        13
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------
                      Other Expenses                     20
                   -----------------------------------------
                      Access to Your Money               20
                   -----------------------------------------

                                                                   PAGE
        ---------------------------------------------------------------
           Income Payments                                          21
        ---------------------------------------------------------------
           Death Benefits                                           23
        ---------------------------------------------------------------
        OTHER INFORMATION
        ---------------------------------------------------------------
           More Information:                                        27
        ---------------------------------------------------------------
             Allstate Life                                          27
        ---------------------------------------------------------------
             The Variable Account                                   28
        ---------------------------------------------------------------
             The Funds                                              28
        ---------------------------------------------------------------
             The Contract                                           29
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   30
        ---------------------------------------------------------------
             Legal Matters                                          30
        ---------------------------------------------------------------
           Taxes                                                    30
        ---------------------------------------------------------------
           Annual Reports and Other Documents                       38
        ---------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS       39
        ---------------------------------------------------------------
        APPENDIX A - ACCUMULATION UNIT VALUES AND NUMBER OF
         ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
         SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED             40
        ---------------------------------------------------------------
        APPENDIX B - MARKET VALUE ADJUSTMENT                        52
        ---------------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                 PAGE
           ----------------------------------------------------------
           Accumulation Phase                                       6
           ----------------------------------------------------------
           Accumulation Unit                                        9
           ----------------------------------------------------------
           Accumulation Unit Value                                  9
           ----------------------------------------------------------
           Annuitant                                                9
           ----------------------------------------------------------
           Automatic Additions Program                             10
           ----------------------------------------------------------
           Automatic Fund Rebalancing Program                      17
           ----------------------------------------------------------
           Beneficiary                                              9
           ----------------------------------------------------------
           Cancellation Period                                      4
           ----------------------------------------------------------
           *Contract                                            1, 28
           ----------------------------------------------------------
           Contract Anniversary                                     5
           ----------------------------------------------------------
           Contract Owner ("You")                                   9
           ----------------------------------------------------------
           Contract Value                                       5, 11
           ----------------------------------------------------------
           Contract Year                                            5
           ----------------------------------------------------------
           Death Benefit Anniversary                               23
           ----------------------------------------------------------
           Dollar Cost Averaging Program                           17
           ----------------------------------------------------------
           Due Proof of Death                                      24
           ----------------------------------------------------------
           Enhanced Death Benefit Rider                            23
           ----------------------------------------------------------
           Enhanced Death and Income Benefit Combination Rider     24
           ----------------------------------------------------------
           Fixed Account Options                                   13
           ----------------------------------------------------------

                                                      PAGE
                      ------------------------------------
                      Free Withdrawal Amount            18
                      ------------------------------------
                      Funds                             28
                      ------------------------------------
                      Allstate Life ("We")           1, 27
                      ------------------------------------
                      Guarantee Periods                 13
                      ------------------------------------
                      Income Plan                       21
                      ------------------------------------
                      Investment Alternatives           12
                      ------------------------------------
                      Issue Date                         6
                      ------------------------------------
                      Market Value Adjustment           14
                      ------------------------------------
                      Payout Phase                       6
                      ------------------------------------
                      Payout Start Date              5, 21
                      ------------------------------------
                      Right to Cancel                   11
                      ------------------------------------
                      SEC                                1
                      ------------------------------------
                      Settlement Value                  23
                      ------------------------------------
                      Systematic Withdrawal Program     21
                      ------------------------------------
                      Tax Qualified Contract         5, 33
                      ------------------------------------
                      Treasury Rate                     14
                      ------------------------------------
                      Valuation Date                    11
                      ------------------------------------
                      Variable Account                  28
                      ------------------------------------
                      Variable Sub-Account              12
                      ------------------------------------

* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each payment must be at least $500 ($100 for automatic purchase payments to the variable investment options). You must maintain a minimum account size of $1,000.
---------------------------------------------------------------------------------------------------------
RIGHT TO CANCEL          You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                         Variable Account. The adjustment will reflect the deduction of mortality and expense risk charges and administrative expense charges.
---------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         Total Variable Account annual fees equal to 1.10% of average daily net assets
                         (1.30% if you select the ENHANCED DEATH BENEFIT RIDER; 1.50% if you select the
                         ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000); and 1.60% if you select the ENHANCED DEATH AND
                         INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)).

                         .   Annual contract maintenance charge of $35 (with certain exceptions)

                         .   Withdrawal Charges ranging from 0% to 7% of payment withdrawn (with certain exceptions)

                         .   Transfer fee of $10 after 12/th/ transfer in any CONTRACT YEAR (fee currently waived)

                         .   State premium tax (if your state imposes one)

                         In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
---------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 17 investment alternatives including:

                         .   3 Fixed Account Options (which credit interest at rates we guarantee)

                         .   14 Variable Sub-Accounts investing in Funds offering professional money management by Invesco Advisers, Inc..

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
---------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC FUND REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         .   life income with guaranteed payments

                         .   a joint and survivor life income with guaranteed payments

                         .   guaranteed payments for a specified period (5 to 30 years)
---------------------------------------------------------------------------------------------------------

                               4     PROSPECTUS

-----------------------------------------------------------------------------------------------
DEATH BENEFITS  If you or the Annuitant (if the Contract is owned by a non-living person) die before the PAYOUT START DATE, we will pay the death benefit described in the
                Contract. We also offer an Enhanced Death Benefit Rider and an Enhanced
                Death and Income Benefit Combination Rider.
-----------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract value
                ("CONTRACT VALUE") among the investment alternatives, with certain restrictions.

                We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12/th/ transfer in each "Contract
                Year," which we measure from the date we issue your contract or a Contract anniversary ("CONTRACT ANNIVERSARY").
-----------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at anytime during the
                Accumulation Phase. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

                In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase). Withdrawals in the Payout Phase are only available if the Payout Option is a Variable Income Payment using
                Guaranteed Payments for a Specified Period. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. In a
                Tax Qualified Contract, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.
-----------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 17 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 21. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any questions about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT FUND EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUS FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn  0   1   2   3   4   5   6   7+
----------------------------------------------------------------------------------------------------------------
Applicable Charge                                                                7%  7%  6%  6%  5%  4%  3%   0%
----------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                       $35.00**
----------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                            $10.00***
----------------------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

** We will waive this charge in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Basic Contract

      Mortality and Expense Risk Charge                            1.00%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.10%
      -------------------------------------------------------------------

With Enhanced Death Benefit Rider

      Mortality and Expense Risk Charge                            1.20%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.30%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider*

      Mortality and Expense Risk Charge                            1.40%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.50%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider II**

      Mortality and Expense Risk Charge                            1.50%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.60%
      -------------------------------------------------------------------

* For contracts issued before July 27, 2000.

** For contracts issued on or after July 27, 2000.

                               7     PROSPECTUS

FUND ANNUAL EXPENSES
(as a percentage of Fund average daily net assets)/(1)/

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/(1)/ (expenses that
  are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
  expenses)                                                     0.76%   1.36%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2010.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment, and

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death and Income Benefit Combination Rider II.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $895  $1,429  $1,988   $3,287
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $837  $1,254  $1,698   $2,718
---------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $300   $919   $1,563   $3,287
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $242   $744   $1,273   $2,718
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.50% (FOR CONTRACTS ISSUED ON OR AFTER JULY 27, 2000), AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10% AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF THE ENHANCED DEATH BENEFIT HAS NOT BEEN ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE ABOVE EXAMPLES ASSUME TOTAL ANNUAL FUND EXPENSES LISTED IN THE EXPENSE TABLE WILL CONTINUE THROUGHOUT THE PERIODS SHOWN.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 457-7617.


THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER
The AIM Lifetime Plus/SM/ II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your Purchase Payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or Annuitant dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under certain retirement plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

..   the youngest Contract Owner if living, otherwise

..   the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death

                               9     PROSPECTUS
benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.

AUTOMATIC ADDITIONS PROGRAM
You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.

We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial Purchase Payment that accompanies your completed application to your Contract

                               10     PROSPECTUS
within 2 business days after we receive the payment at our service center. (Mailing address: P.O. Box 758566, Topeka, KS 66675-8566). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 24 and 25.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                               11     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 17 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617. Invesco Advisers, Inc. serves as the investment advisor to each Fund.



SERIES I SHARES:                         EACH FUND SEEKS                                   INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Equity and       Capital appreciation and current income
 Income Portfolio - Series I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Basic Value Fund - Series I Long-term growth of capital
-------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital
 - Series I/(2)/
-------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund -  Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I Growth of capital
-------------------------------------------------------------------------------------------
Invesco V.I. Diversified Income Fund -   To achieve a high level of current income         INVESCO ADVISERS, INC.*
 Series I
-------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund  High level of current income consistent with
 - Series I                               reasonable concern for safety of principal
-------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I  High level of current income
-------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund   Long-term growth of capital
 - Series I
-------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Capital Growth   Seeks capital growth
 Fund - Series I/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund - Series  Provide as high a level of current income as is
 I                                        consistent with the preservation of capital and
                                          liquidity
-------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I  Capital growth
-------------------------------------------------------------------------------------------
Invesco V.I. Utilities Fund - Series I   Capital growth and income
-------------------------------------------------------------------------------------------





(1)Subject to shareholder approval, it is anticipated that on or about May 1, 2011, the portfolios listed below will have reorganized and acquired by merger the indicated Acquired Portfolios which were formerly available to Contract Owners:



 ACQUIRING PORTFOLIO                    ACQUIRED PORTFOLIO
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Equity and     Invesco V. I. Basic Balanced Fund -
  Income Portfolio -  Series I          Series I
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Capital        Invesco V.I. Large Cap Growth Fund -
  Growth Portfolio - Series I           Series I
 -----------------------------------------------------------------------------



(2)Effective November 19, 2010, the Invesco V. I. Capital Appreciation - Series I Sub-Account is closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.


* The investment objective(s) of each Sub-Account may be changed by the Fund's Board of Directors without shareholder approval.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                               12     PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar
Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.

GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.

The Guarantee Periods may not be available in your state.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-457-7617. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

                         Purchase Payment      $ 10,000
                         Guarantee Period       5 years
                         Annual Interest Rate     4.50%

                               13     PROSPECTUS

                                                         END OF CONTRACT YEAR
                                          YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5
----------------------------------------------------------------------------------------------
Beginning Contract Value                $10,000.00
  X (1 + Annual Interest Rate)            X  1.045
                                        ----------
                                        $10,450.00
Contract Value at end of Contract Year             $10,450.00
  X (1 + Annual Interest Rate)                       X  1.045
                                                   ----------
                                                   $10,920.25
Contract Value at end of Contract Year                        $10,920.25
  X (1 + Annual Interest Rate)                                  X  1.045
                                                              ----------
                                                              $11,411.66
Contract Value at end of Contract Year                                   $11,411.66
  X (1 + Annual Interest Rate)                                             X  1.045
                                                                         ----------
                                                                         $11,925.19
Contract Value at end of Contract Year                                              $11,925.19
  X (1 + Annual Interest Rate)                                                        X  1.045
                                                                                    ----------
                                                                                    $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

..   within the Free Withdrawal Amount as described on page 18,

..   when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

..   to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.

                               14     PROSPECTUS

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying

                               15     PROSPECTUS
information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable

                               16     PROSPECTUS

Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2) You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Invesco V.I. Diversified Income Variable Sub-Account and 60% to be in the Invesco V.I. Capital Appreciation Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Invesco V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Invesco V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the Invesco V.I. Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   total purchase payments equal $50,000 or more, or

..   all money is allocated to the Fixed Account Options, as of the Contract
    Anniversary.

After the Payout Start Date, we will waive this charge if:

..   as of the Payout Start Date, the Contract Value is $50,000 or more, or

..   all income payments are fixed amount income payments.

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears on page 7, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.

                               18     PROSPECTUS

We do not apply a Withdrawal Charge in the following situations:

..   on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the settlement value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2.  you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1.  you or the Annuitant become unemployed at least one year after the Issue
Date;

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

                               19     PROSPECTUS

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


OTHER EXPENSES
--------------------------------------------------------------------------------

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 7-9.

We receive compensation from Invesco Advisers, Inc., for administrative services we provide to the Funds. We collect this compensation under an agreement between us and Invesco Advisers, Inc., and is calculated based on percentages of the average assets allocated to each Fund.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

                               20     PROSPECTUS

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

                               21     PROSPECTUS

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2) deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment

                               22     PROSPECTUS
   table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------


We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution on death must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate; or

..   a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

..   any other proof acceptable to us.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment alternatives are subject to investment risk.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3) the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal; and

   (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

                               23     PROSPECTUS

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.

ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or
(5) the enhanced death benefit.

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

ENHANCED DEATH BENEFIT A. The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.

Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

In the absence of any withdrawals or Purchase Payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or, if the Contract owner is not a living person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

..   we determine the death benefit, or

..   the first day of the month following the oldest Contract Owner's or, if the
    Contract Owner is not a living person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "Enhanced Death and Income Benefit Combination Rider II")

If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary, and

..   is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income

                               24     PROSPECTUS
benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)

If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a Purchase Payment or withdrawal is made:

..   For Purchase Payments, Income Base A is equal to the most recently calculated Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

Please consult with your sales representative for information.

The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary,

..   is during the 30-day period following the Contract Anniversary.

..   is prior to the Annuitant's 90th birthday.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

IF YOU EXPECT TO APPLY YOUR CONTRACT VALUE TO VARIABLE INCOME PAYMENT OPTIONS OR TO CURRENT ANNUITY PAYMENT RATES THEN IN EFFECT, ELECTING THE ENHANCED INCOME BENEFIT MAY NOT BE APPROPRIATE.

                               25     PROSPECTUS

No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Neither of the Enhanced Death and Income Benefit Combination Rider's benefits are available under a Contract that is continued by a surviving spouse.

After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

We may discontinue offering these options at any time.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.

DEATH BENEFIT PAYMENTS

IF THE NEW OWNER IS YOUR SPOUSE, THE NEW OWNER MAY:

1.  elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   The life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

..   On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   .   transfer all or a portion of the excess among the Variable Sub-Accounts;

   . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

IF THE NEW OWNER IS NOT YOUR SPOUSE BUT IS A LIVING PERSON, THE NEW OWNER MAY:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   the life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a

                               26     PROSPECTUS
completed request for settlement of the death benefit after 3 p.m. Central
Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

IF THE NEW OWNER IS A CORPORATION, TRUST, OR OTHER NON-LIVING PERSON:

   (a) The new Owner may elect to receive the death benefit in a lump sum; or

   (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

   (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

   (b) If the new Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company ("Glenbrook") issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook's assets and became directly liable for Glenbrook's liabilities and obligations with respect to all contracts issued by Glenbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate

                               27     PROSPECTUS

Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate

                               28     PROSPECTUS
accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. Contingent on regulatory approval, ALFS, Inc ("ALFS") is expected to merge into Allstate Distributors, LLC ("ADLLC"), effective April 29, 2011. At that time, ALFS will assign its rights and delegate its duties as principal underwriter to ADLLC. This change will have no effect on Allstate Life's obligations to you under your Contract.

ADLLC located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life.

ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the Financial Industry Regulatory Authority (FINRA).


We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.


Allstate Life does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6/th/ Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2010, consisted of the following:
Keane BPO, LLC. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5/th/ Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44/th/ Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5/th/ Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

                               29     PROSPECTUS

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

TAXES
--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE.   There are several exceptions to the
general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump

                               30     PROSPECTUS
sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining

                               31     PROSPECTUS
  portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first civil union or same-sex marriage partner. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or

                               32     PROSPECTUS
surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 591/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;


..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.



INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans

                               33     PROSPECTUS
listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

                               34     PROSPECTUS

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a

                               35     PROSPECTUS
social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011.

For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

                               36     PROSPECTUS

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In

                               37     PROSPECTUS
eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------



Allstate Life's annual report on Form 10-K for the year ended December 31, 2010, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK
No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758567, Topeka, KS 66675-8565 (telephone:
1-800-457-7617).

                               38     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

      ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
      -------------------------------------------------------------------
      THE CONTRACT
      -------------------------------------------------------------------
         Purchase of Contracts
      -------------------------------------------------------------------
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
      -------------------------------------------------------------------
      CALCULATION OF ACCUMULATION UNIT VALUES
      -------------------------------------------------------------------
      NET INVESTMENT FACTOR
      -------------------------------------------------------------------
      CALCULATION OF VARIABLE INCOME PAYMENTS
      -------------------------------------------------------------------
      CALCULATION OF ANNUITY UNIT VALUES
      -------------------------------------------------------------------

              GENERAL MATTERS
              ---------------------------------------------------
                 Incontestability
              ---------------------------------------------------
                 Settlements
              ---------------------------------------------------
                 Safekeeping of the Variable Account's Assets
              ---------------------------------------------------
                 Premium Taxes
              ---------------------------------------------------
                 Tax Reserves
              ---------------------------------------------------
              EXPERTS
              ---------------------------------------------------
              FINANCIAL STATEMENTS
              ---------------------------------------------------
              APPENDIX A - ACCUMULATION UNIT VALUES
              ---------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               39     PROSPECTUS

APPENDIX A ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.


All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the Invesco V.I. Basic Value Fund--Series I and Invesco V.I. Mid Cap Core Equity Fund--Series I, which commenced operations on October 1, 2001, and the Invesco V.I. Technology Fund--Series I and the Invesco V.I. Utilities Fund--Series I, which were first offered on October 15, 2004 and the Invesco V.I. Large Cap Growth Fund--Series I, which was first offered on June 12, 2006.

The names of the following Sub-Accounts changed since December 31, 2010. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2010:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2010 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2011
 -----------------------------------------------------------------------------
 Invesco V.I. Basic Balanced - Series I Invesco Van Kampen V.I. Equity and
                                        Income - Series I
 Invesco V.I. Large Cap Growth -        Invesco Van Kampen V.I. Capital
 Series I                               Growth - Series I
 -----------------------------------------------------------------------------



               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
 FORMERLY, AIM V.I. BASIC BALANCED FUND--SERIES I
                                                       2001       $12.633      $11.067     1,806,943
                                                       2002       $11.067       $9.074     1,574,876
                                                       2003        $9.074      $10.443     1,397,078
                                                       2004       $10.443      $11.106     1,284,761
                                                       2005       $11.106      $11.565     1,072,218
                                                       2006       $11.565      $12.646       882,310
                                                       2007       $12.646      $12.783       642,359
                                                       2008       $12.783       $7.798       419,104
                                                       2009        $7.798      $10.323       337,202
                                                       2010       $10.323      $11.033       234,270
-----------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES I
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES I
                                                       2001       $10.000      $11.210        79,352
                                                       2002       $11.210       $8.632       307,935
                                                       2003        $8.632      $11.408       392,258
                                                       2004       $11.408      $12.532       519,801
                                                       2005       $12.532      $13.107       456,851
                                                       2006       $13.107      $14.675       385,756
                                                       2007       $14.675      $14.738       271,318
                                                       2008       $14.738       $7.030       177,453
                                                       2009        $7.030      $10.291       120,929
                                                       2010       $10.291      $10.927        92,822


                               40     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                             2001       $13.912      $10.556     1,944,975
                                                             2002       $10.556       $7.897     1,572,649
                                                             2003        $7.897      $10.117     1,380,870
                                                             2004       $10.117      $10.669     1,241,884
                                                             2005       $10.669      $11.485     1,084,264
                                                             2006       $11.485      $12.075     2,395,599
                                                             2007       $12.075      $13.377     1,648,376
                                                             2008       $13.377       $7.609     1,205,363
                                                             2009        $7.609       $9.112       979,716
                                                             2010        $9.112      $10.408       725,970
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
 FORMERLY, AIM V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                             2001       $13.680      $12.435       350,500
                                                             2002       $12.435       $9.672       380,059
                                                             2003        $9.672      $12.949       351,237
                                                             2004       $12.949      $14.793       358,244
                                                             2005       $14.793      $16.037       351,705
                                                             2006       $16.037      $18.482       239,739
                                                             2007       $18.482      $20.261       170,673
                                                             2008       $20.261      $10.615       109,986
                                                             2009       $10.615      $14.948        83,857
                                                             2010       $14.948      $17.561        69,147
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES I
                                                             2001       $13.112      $10.007     3,007,927
                                                             2002       $10.007       $8.355     2,525,150
                                                             2003        $8.355      $10.281     2,240,797
                                                             2004       $10.281      $11.081     1,988,707
                                                             2005       $11.081      $11.542     1,704,027
                                                             2006       $11.542      $13.323     2,636,111
                                                             2007       $13.323      $14.246     1,783,042
                                                             2008       $14.246       $9.843     1,246,840
                                                             2009        $9.843      $12.490     1,040,842
                                                             2010       $12.490      $13.534       774,244
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
 FORMERLY, AIM V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                             2001        $9.539       $9.772       559,447
                                                             2002        $9.772       $9.888       578,362
                                                             2003        $9.888      $10.683       562,274
                                                             2004       $10.683      $11.098       555,636
                                                             2005       $11.098      $11.295       482,427
                                                             2006       $11.295      $11.673       356,109
                                                             2007       $11.673      $11.744       249,578
                                                             2008       $11.744       $9.788       117,899
                                                             2009        $9.788      $10.753       107,717
                                                             2010       $10.753      $11.704        87,964


                               41     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
 FORMERLY, AIM V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                              2001       $11.069      $11.650       923,877
                                                              2002       $11.650      $12.628     1,307,844
                                                              2003       $12.628      $12.623       964,941
                                                              2004       $12.623      $12.805       845,252
                                                              2005       $12.805      $12.876       602,889
                                                              2006       $12.876      $13.188       448,274
                                                              2007       $13.188      $13.869       355,471
                                                              2008       $13.869      $15.406       235,349
                                                              2009       $15.406      $15.236       162,638
                                                              2010       $15.236      $15.883       108,452
------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD--SERIES I
 FORMERLY, AIM V.I. HIGH YIELD FUND--SERIES I
                                                              2001        $7.968       $7.487       633,394
                                                              2002        $7.487       $6.972       546,204
                                                              2003        $6.972       $8.830       592,881
                                                              2004        $8.830       $9.716       499,973
                                                              2005        $9.716       $9.871       411,984
                                                              2006        $9.871      $10.811       304,403
                                                              2007       $10.811      $10.825       213,717
                                                              2008       $10.825       $7.956       153,141
                                                              2009        $7.956      $12.023       130,914
                                                              2010       $12.023      $13.505        86,926
------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
 FORMERLY, AIM V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                              2001       $10.799      $11.980     2,619,796
                                                              2002       $11.980       $6.811       774,028
                                                              2003        $6.811       $8.695       681,112
                                                              2004        $8.695      $10.664       683,565
                                                              2005       $10.664      $12.439       729,280
                                                              2006       $12.439      $15.777       708,276
                                                              2007       $15.777      $17.900       461,067
                                                              2008       $17.900      $10.555       327,818
                                                              2009       $10.555      $14.119       234,493
                                                              2010       $14.119      $15.761       173,806
------------------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
 FORMERLY, AIM V.I. LARGE CAP GROWTH FUND--SERIES I
                                                              2006       $10.000      $11.106       385,691
                                                              2007       $11.106      $12.702       305,945
                                                              2008       $12.702       $7.753       194,973
                                                              2009        $7.753       $9.661       160,457
                                                              2010        $9.661      $11.204       109,491


                               42     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                            2001       $10.000      $11.367        40,509
                                                            2002       $11.367       $9.994       172,842
                                                            2003        $9.994      $12.585       229,298
                                                            2004       $12.585      $14.167       292,391
                                                            2005       $14.167      $15.080       288,902
                                                            2006       $15.080      $16.592       219,087
                                                            2007       $16.592      $17.976       141,038
                                                            2008       $17.976      $12.709        83,473
                                                            2009       $12.709      $16.368        68,285
                                                            2010       $16.368      $18.473        49,519
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
 FORMERLY, AIM V.I. MONEY MARKET FUND--SERIES I
                                                            2001       $11.080      $11.355     1,207,045
                                                            2002       $11.355      $11.364     1,163,652
                                                            2003       $11.364      $11.305       741,684
                                                            2004       $11.305      $11.258       542,161
                                                            2005       $11.258      $11.416       401,143
                                                            2006       $11.416      $11.774       417,780
                                                            2007       $11.774      $12.173       408,636
                                                            2008       $12.173      $12.286       338,250
                                                            2009       $12.286      $12.165       269,926
                                                            2010       $12.165      $12.053       234,888
----------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
 FORMERLY, AIM V.I. TECHNOLOGY FUND--SERIES I
                                                            2004       $10.000      $11.117       173,906
                                                            2005       $11.117      $11.235       150,751
                                                            2006       $11.235      $12.277       128,758
                                                            2007       $12.277      $13.077        80,917
                                                            2008       $13.077       $7.178        51,185
                                                            2009        $7.178      $11.174        41,211
                                                            2010       $11.174      $13.407        31,743
----------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
 FORMERLY, AIM V.I. UTILITIES FUND--SERIES I
                                                            2004       $10.000      $12.259       189,209
                                                            2005       $12.259      $14.167       190,493
                                                            2006       $14.167      $17.580       146,298
                                                            2007       $17.580      $20.976        92,963
                                                            2008       $20.976      $14.034        65,898
                                                            2009       $14.034      $15.952        53,281
                                                            2010       $15.952      $16.772        42,793



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%.


                               43     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I
        RIDER (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. BALANCED FUND--SERIES I
 FORMERLY, AIM V.I. BASIC BALANCED FUND--SERIES I
                                                             2001       $12.504      $10.909       966,876
                                                             2002       $10.909       $8.909       850,588
                                                             2003        $8.909      $10.213       808,466
                                                             2004       $10.213      $10.817       810,346
                                                             2005       $10.817      $11.220       673,654
                                                             2006       $11.220      $12.220       498,575
                                                             2007       $12.220      $12.302       399,753
                                                             2008       $12.302       $7.475       364,067
                                                             2009        $7.475       $9.855       260,773
                                                             2010        $9.855      $10.492       209,959
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES I
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES I
                                                             2001       $10.000      $11.198        55,720
                                                             2002       $11.198       $8.589       238,757
                                                             2003        $8.589      $11.306       290,207
                                                             2004       $11.306      $12.370       369,715
                                                             2005       $12.370      $12.886       376,235
                                                             2006       $12.886      $14.371       349,928
                                                             2007       $14.371      $14.374       277,562
                                                             2008       $14.374       $6.829       235,907
                                                             2009        $6.829       $9.957       170,060
                                                             2010        $9.957      $10.530       118,098
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                             2001       $13.769      $10.405     1,078,153
                                                             2002       $10.405       $7.754       898,571
                                                             2003        $7.754       $9.893       862,957
                                                             2004        $9.893      $10.392       793,187
                                                             2005       $10.392      $11.142       703,768
                                                             2006       $11.142      $11.668     1,730,792
                                                             2007       $11.668      $12.874     1,436,819
                                                             2008       $12.874       $7.293     1,210,839
                                                             2009        $7.293       $8.699       939,352
                                                             2010        $8.699       $9.897       707,921
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
 FORMERLY, AIM V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                             2001       $13.539      $12.258       277,266
                                                             2002       $13.539       $9.497       252,444
                                                             2003        $9.497      $12.663       242,117
                                                             2004       $12.663      $14.408       253,641
                                                             2005       $14.408      $15.558       255,869
                                                             2006       $15.558      $17.859       220,177
                                                             2007       $17.859      $19.499       170,744
                                                             2008       $19.499      $10.175       156,807
                                                             2009       $10.175      $14.271       105,585
                                                             2010       $14.271      $16.699        91,423


                               44     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I
        RIDER (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES I
                                                              2001       $12.977       $9.864     1,885,723
                                                              2002        $9.864       $8.203     1,587,376
                                                              2003        $8.203      $10.054     1,471,099
                                                              2004       $10.054      $10.793     1,311,302
                                                              2005       $10.793      $11.198     1,179,994
                                                              2006       $11.198      $12.874     2,072,171
                                                              2007       $12.874      $13.710     1,710,892
                                                              2008       $13.710       $9.435     1,466,301
                                                              2009        $9.435      $11.925     1,159,539
                                                              2010       $11.925      $12.870       884,198
------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
 FORMERLY, AIM V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                              2001        $9.441       $9.633       281,446
                                                              2002        $9.633       $9.708       242,789
                                                              2003        $9.708      $10.447       264,387
                                                              2004       $10.447      $10.810       240,610
                                                              2005       $10.810      $10.958       263,336
                                                              2006       $10.958      $11.279       240,601
                                                              2007       $11.279      $11.302       231,003
                                                              2008       $11.302       $9.382       193,554
                                                              2009        $9.382      $10.267       166,253
                                                              2010       $10.267      $11.130       117,914
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
 FORMERLY, AIM V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                              2001       $10.956      $11.484       418,516
                                                              2002       $11.484      $12.399       612,080
                                                              2003       $12.399      $12.345       395,131
                                                              2004       $12.345      $12.473       306,873
                                                              2005       $12.473      $12.491       282,669
                                                              2006       $12.491      $12.743       215,434
                                                              2007       $12.743      $13.348       195,175
                                                              2008       $13.348      $14.768       194,032
                                                              2009       $14.768      $14.546       153,129
                                                              2010       $14.546      $15.104       106,174
------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD--SERIES I
 FORMERLY, AIM V.I. HIGH YIELD FUND--SERIES I
                                                              2001        $7.886       $7.380       324,351
                                                              2002        $7.380       $6.846       237,879
                                                              2003        $6.846       $8.635       298,143
                                                              2004        $8.635       $9.463       235,453
                                                              2005        $9.463       $9.576       190,590
                                                              2006        $9.576      $10.447       139,194
                                                              2007       $10.447      $10.418       114,677
                                                              2008       $10.418       $7.626        96,571
                                                              2009        $7.626      $11.478        80,005
                                                              2010       $11.478      $12.842        63,993


                               45     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I
        RIDER (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
 FORMERLY, AIM V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                             2001       $10.689       $8.051      606,349
                                                             2002        $8.051       $6.688      513,715
                                                             2003        $6.688       $8.503      514,481
                                                             2004        $8.503      $10.387      494,074
                                                             2005       $10.387      $12.067      568,943
                                                             2006       $12.067      $15.245      555,339
                                                             2007       $15.245      $17.227      455,810
                                                             2008       $17.227      $10.118      386,904
                                                             2009       $10.118      $13.480      306,544
                                                             2010       $13.480      $14.987      250,558
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
 FORMERLY, AIM V.I. LARGE CAP GROWTH FUND--SERIES I
                                                             2006       $10.000      $11.081      165,273
                                                             2007       $11.081      $12.623      139,664
                                                             2008       $12.623       $7.674      111,266
                                                             2009        $7.674       $9.524      100,613
                                                             2010        $9.524      $11.002       80,890
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                             2001       $10.000      $11.355        8,009
                                                             2002       $11.355       $9.944      149,049
                                                             2003        $9.944      $12.472      194,957
                                                             2004       $12.472      $13.984      276,329
                                                             2005       $13.984      $14.826      280,970
                                                             2006       $14.826      $16.248      262,112
                                                             2007       $16.248      $17.533      197,833
                                                             2008       $17.533      $12.346      165,965
                                                             2009       $12.346      $15.836      119,257
                                                             2010       $15.836      $17.802       99,457
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
 FORMERLY, AIM V.I. MONEY MARKET FUND--SERIES I
                                                             2001       $10.966      $11.193      426,565
                                                             2002       $11.193      $11.158      442,758
                                                             2003       $11.158      $11.055      325,682
                                                             2004       $11.055      $10.966      220,394
                                                             2005       $10.966      $11.075      177,600
                                                             2006       $11.075      $11.377      234,745
                                                             2007       $11.377      $11.715      140,819
                                                             2008       $11.715      $11.777      267,223
                                                             2009       $11.777      $11.614      211,099
                                                             2010       $11.614      $11.461      181,261


                               46     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I
        RIDER (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
 FORMERLY, AIM V.I. TECHNOLOGY FUND--SERIES I
                                                   2004       $10.000      $11.087       99,713
                                                   2005       $11.087      $11.160       92,930
                                                   2006       $11.160      $12.146       87,504
                                                   2007       $12.146      $12.886       74,922
                                                   2008       $12.886       $7.045       76,321
                                                   2009        $7.045      $10.923       69,059
                                                   2010       $10.923      $13.053       55,809
-------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
 FORMERLY, AIM V.I. UTILITIES FUND--SERIES I
                                                   2004       $10.000      $12.226      107,780
                                                   2005       $12.226      $14.072      131,478
                                                   2006       $14.072      $17.393      121,958
                                                   2007       $17.393      $20.670      103,445
                                                   2008       $20.670      $13.774       97,124
                                                   2009       $13.774      $15.594       81,145
                                                   2010       $15.594      $16.330       65,214



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.


                               47     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
       II (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS--SERIES I
                                                             2003        $3.524       $4.767      185,086
                                                             2004        $4.767       $5.078      175,774
                                                             2005        $5.078       $5.308      144,730
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. BALANCED FUND--SERIES I
 FORMERLY, AIM V.I. BASIC BALANCED FUND--SERIES I
                                                             2001       $12.499      $10.894      390,625
                                                             2002       $10.894       $8.888      545,469
                                                             2003        $8.888      $10.178      496,420
                                                             2004       $10.178      $10.770      442,118
                                                             2005       $10.770      $11.160      424,593
                                                             2006       $11.160      $12.142      382,834
                                                             2007       $12.142      $12.211      307,472
                                                             2008       $12.211       $7.412      214,660
                                                             2009        $7.412       $9.763      192,840
                                                             2010        $9.763      $10.383      189,610
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES I
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES I
                                                             2001       $10.000      $11.196       21,253
                                                             2002       $11.196       $8.578      191,075
                                                             2003        $8.578      $11.280      238,751
                                                             2004       $11.280      $12.330      238,240
                                                             2005       $12.330      $12.831      254,469
                                                             2006       $12.831      $14.296      234,826
                                                             2007       $14.296      $14.285      213,774
                                                             2008       $14.285       $6.780      135,804
                                                             2009        $6.780       $9.875       91,192
                                                             2010        $9.875      $10.433       83,844
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                             2001       $13.764      $10.391      240,280
                                                             2002       $10.391       $7.735      336,184
                                                             2003        $7.735       $9.860      321,586
                                                             2004        $9.860      $10.346      316,063
                                                             2005       $10.346      $11.082      293,856
                                                             2006       $11.082      $11.594      669,380
                                                             2007       $11.594      $12.779      539,761
                                                             2008       $12.779       $7.232      353,594
                                                             2009        $7.232       $8.618      314,616
                                                             2010        $8.618       $9.794      268,635


                               48     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
       II (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
 FORMERLY, AIM V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                              2001       $13.534      $12.241       50,592
                                                              2002       $12.241       $9.474       70,690
                                                              2003        $9.474      $12.620       70,110
                                                              2004       $12.620      $14.345       73,430
                                                              2005       $14.345      $15.474       76,828
                                                              2006       $15.474      $17.745       77,294
                                                              2007       $17.745      $19.356       73,178
                                                              2008       $19.356      $10.090       45,866
                                                              2009       $10.090      $14.138       39,911
                                                              2010       $14.138      $16.526       29,286
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES I
                                                              2001       $12.972       $9.850      403,761
                                                              2002        $9.850       $8.183      521,657
                                                              2003        $8.183      $10.020      460,499
                                                              2004       $10.020      $10.746      436,060
                                                              2005       $10.746      $11.137      386,265
                                                              2006       $11.137      $12.792      636,605
                                                              2007       $12.792      $13.609      552,522
                                                              2008       $13.609       $9.356      353,103
                                                              2009        $9.356      $11.813      305,370
                                                              2010       $11.813      $12.737      260,106
------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
 FORMERLY, AIM V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                              2001        $9.437       $9.620       78,566
                                                              2002        $9.620       $9.685      126,243
                                                              2003        $9.685      $10.412      117,914
                                                              2004       $10.412      $10.763      105,612
                                                              2005       $10.763      $10.899      104,295
                                                              2006       $10.899      $11.207       86,956
                                                              2007       $11.207      $11.219       83,912
                                                              2008       $11.219       $9.304       53,838
                                                              2009        $9.304      $10.171       51,685
                                                              2010       $10.171      $11.015       51,626
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
 FORMERLY, AIM V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                              2001       $10.952      $11.468      132,501
                                                              2002       $11.468      $12.369      316,400
                                                              2003       $12.369      $12.303      258,222
                                                              2004       $12.303      $12.418      219,643
                                                              2005       $12.418      $12.424      198,890
                                                              2006       $12.424      $12.662      168,011
                                                              2007       $12.662      $13.250      140,146
                                                              2008       $13.250      $14.644      221,935
                                                              2009       $14.644      $14.410       77,038
                                                              2010       $14.410      $14.948       59,334


                               49     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
       II (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD--SERIES I
 FORMERLY, AIM V.I. HIGH YIELD FUND--SERIES I
                                                             2001        $7.883       $7.370       79,439
                                                             2002        $7.370       $6.829      147,899
                                                             2003        $6.829       $8.606      155,233
                                                             2004        $8.606       $9.422      133,215
                                                             2005        $9.422       $9.524      108,796
                                                             2006        $9.524      $10.380       83,373
                                                             2007       $10.380      $10.342       67,932
                                                             2008       $10.342       $7.562       43,026
                                                             2009        $7.562      $11.371       42,742
                                                             2010       $11.371      $12.710       32,400
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
 FORMERLY, AIM V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                             2001       $10.684       $8.040       71,881
                                                             2002        $8.040       $6.672      119,575
                                                             2003        $6.672       $8.474      129,179
                                                             2004        $8.474      $10.341      155,299
                                                             2005       $10.341      $12.003      172,420
                                                             2006       $12.003      $15.148      181,290
                                                             2007       $15.148      $17.100      180,308
                                                             2008       $17.100      $10.033       97,042
                                                             2009       $10.033      $13.353       86,531
                                                             2010       $13.353      $14.832       76,256
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
 FORMERLY, AIM V.I. LARGE CAP GROWTH FUND--SERIES I
                                                             2006       $10.000      $11.075      259,226
                                                             2007       $11.075      $12.603      239,109
                                                             2008       $12.603       $7.654      152,922
                                                             2009        $7.654       $9.491      123,936
                                                             2010        $9.491      $10.952      107,603
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                             2001       $10.000      $11.352        4,363
                                                             2002       $11.352       $9.932       66,093
                                                             2003        $9.932      $12.444       76,512
                                                             2004       $12.444      $13.939       86,991
                                                             2005       $13.939      $14.763       88,365
                                                             2006       $14.763      $16.163       85,889
                                                             2007       $16.163      $17.424       75,900
                                                             2008       $17.424      $12.257       46,432
                                                             2009       $12.257      $15.706       38,963
                                                             2010       $15.706      $17.638       32,425


                               50     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
       II (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
 FORMERLY, AIM V.I. MONEY MARKET FUND--SERIES I
                                                     2001       $10.962      $11.178       89,517
                                                     2002       $11.178      $11.131      194,545
                                                     2003       $11.131      $11.018       12,531
                                                     2004       $11.018      $10.918       90,282
                                                     2005       $10.918      $11.015       84,492
                                                     2006       $11.015      $11.304       99,903
                                                     2007       $11.304      $11.629      141,851
                                                     2008       $11.629      $11.679      135,380
                                                     2009       $11.679      $11.506       67,297
                                                     2010       $11.506      $11.343       80,818
---------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
 FORMERLY, AIM V.I. TECHNOLOGY FUND--SERIES I
                                                     2004       $10.000      $11.079       55,654
                                                     2005       $11.079      $11.142       45,313
                                                     2006       $11.142      $12.115       40,293
                                                     2007       $12.115      $12.840       33,313
                                                     2008       $12.840       $7.012       20,192
                                                     2009        $7.012      $10.862       39,055
                                                     2010       $10.862      $12.967       16,053
---------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
 FORMERLY, AIM V.I. UTILITIES FUND--SERIES I
                                                     2004       $10.000      $12.217       40,488
                                                     2005       $12.217      $14.048       60,635
                                                     2006       $14.048      $17.346       45,037
                                                     2007       $17.346      $20.593       45,971
                                                     2008       $20.593      $13.709       25,791
                                                     2009       $13.709      $15.505       20,580
                                                     2010       $15.505      $16.220       16,369



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.


                               51     PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the applicable Guarantee
        Period for the week preceding the establishment of the Guarantee Period.

N   =   the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout
        Start Date, to the end of the Guarantee Period.

J   =   the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "Treasury Rate" means the U.S. Treasury Note
        Constant Maturity Yield as reported in Federal Reserve Board
        Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                               .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                               52     PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------


     Purchase Payment:             $10,000 allocated to a Guarantee Period
     Guarantee Period:             5 years
     Guaranteed Interest Rate:     4.50%
     5 Year Treasury Rate (at the
     time the Guarantee Period
     was established):             4.50%
     Full Surrender:               End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.

                              EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.04) X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      .15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.20%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .042) X (2) = .0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       .0054 X ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 + $52.78 = $10,962.72
    Contract Owner as a result  of full
    withdrawal at the end of Contract Year 3:

                               EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.80%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .048) X (2) = -.0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       -.0054 X ($11,411.66 - $1,638.04) = -$52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 - $52.78 = $10,857.16
    Contract Owner as a result  of full
    withdrawal at the end of Contract Year 3:

                               53     PROSPECTUS

LIF2-PRO-2

[LOGO]

                     AIM Lifetime Plus II Variable Annuity
                      Statement of Additional Information

                               Dated May 1, 2011


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
Post Office Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2011, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contract..........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   4
Net Investment Factor.................................................   4
Calculation of Variable Income Payments...............................   5
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   6
   Premium Taxes......................................................   6
   Tax Reserves.......................................................   6
Experts...............................................................   6
Financial Statements..................................................   7
Appendix A Accumulation Unit Values................................... A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS


We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, LLC ("ADLLC"), distributes the Contracts. ADLLC is an affiliate of Allstate Life.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2010 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the Invesco V.I. Basic Value Fund--Series I and Invesco V.I. Mid Cap Core Equity Fund--Series I, which commenced operations on October 1, 2001, and the Invesco V.I. Technology Fund--Series I and the Invesco V.I. Utilities Fund--Series I, which were first offered on October 15, 2004 and the Invesco V.I. Large Cap Growth Fund--Series I, which was first offered on June 12, 2006.

The names of the following Sub-Accounts changed since December 31, 2010. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2010:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2010
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2011
 -----------------------------------------------------------------------------
 Invesco V.I. Basic Balanced - Series I Invesco Van Kampen V.I. Equity and
                                        Income - Series I
 Invesco V.I. Large Cap Growth -        Invesco Van Kampen V.I. Capital
 Series I                               Growth - Series I
 -----------------------------------------------------------------------------

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.2



                                                                                       NUMBER OF
                                                            ACCUMULATION ACCUMULATION    UNITS
                                               FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                  ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                   DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
-------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES
                                                   2001       $13.723       $9.762       428,366
                                                   2002        $9.762       $7.175       325,244
-------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
FORMERLY, AIM V.I. BASIC BALANCED FUND--SERIES I
                                                   2001       $12.568      $10.988     2,169,576
                                                   2002       $10.988       $8.991     1,829,461
                                                   2003        $8.991      $10.327     1,705,684
                                                   2004       $10.327      $10.960     1,613,524
                                                   2005       $10.960      $11.391     1,450,240
                                                   2006       $11.391      $12.431     1,228,502
                                                   2007       $12.431      $12.540       996,896
                                                   2008       $12.540       $7.635       748,018
                                                   2009        $7.635      $10.086       659,714
                                                   2010       $10.086      $10.759       572,806
-------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES I
FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES I
                                                   2001       $10.000      $11.204       114,661
                                                   2002       $11.204       $8.610       362,017
                                                   2003        $8.610      $11.357       520,971
                                                   2004       $11.357      $12.451       624,321
                                                   2005       $12.451      $12.996       713,594
                                                   2006       $12.996      $14.522       594,918
                                                   2007       $14.522      $14.555       479,688
                                                   2008       $14.555       $6.929       356,941
                                                   2009        $6.929      $10.123       329,379
                                                   2010       $10.123      $10.727       279,117

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.2



                                                                                          NUMBER OF
                                                               ACCUMULATION ACCUMULATION    UNITS
                                                  FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                     ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                      DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--
SERIES I
                                                      2001       $13.840      $10.549     2,026,054
                                                      2002       $10.549       $7.825     1,701,758
                                                      2003        $7.825      $10.004     1,593,994
                                                      2004       $10.004      $10.529     1,412,028
                                                      2005       $10.529      $11.312     1,192,178
                                                      2006       $11.312      $11.870     2,798,963
                                                      2007       $11.870      $13.123     2,160,261
                                                      2008       $13.123       $7.449     1,671,256
                                                      2009        $7.449       $8.903     1,460,217
                                                      2010        $8.903      $10.149     1,261,616
----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
FORMERLY, AIM V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                      2001       $13.609      $12.347       419,110
                                                      2002       $12.347       $9.584       351,719
                                                      2003        $9.584      $12.805       385,619
                                                      2004       $12.805      $14.599       419,991
                                                      2005       $14.599      $15.795       442,897
                                                      2006       $15.795      $18.168       418,309
                                                      2007       $18.168      $19.876       324,970
                                                      2008       $19.876      $10.393       245,892
                                                      2009       $10.393      $14.606       234,517
                                                      2010       $14.606      $17.124       215,313
----------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES I
                                                      2001       $13.044       $9.935     3,543,366
                                                      2002        $9.935       $8.279     2,948,098
                                                      2003        $8.279      $10.167     2,678,037
                                                      2004       $10.167      $10.936     2,398,429
                                                      2005       $10.936      $11.369     2,123,816
                                                      2006       $11.369      $13.097     3,669,780
                                                      2007       $13.097      $13.976     2,979,975
                                                      2008       $13.976       $9.637     2,344,521
                                                      2009        $9.637      $12.204     2,022,148
                                                      2010       $12.204      $13.198     1,765,857
----------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
FORMERLY, AIM V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                      2001        $9.490       $9.703       515,906
                                                      2002        $9.703       $9.798       577,457
                                                      2003        $9.798      $10.565       577,339
                                                      2004       $10.565      $10.953       562,324
                                                      2005       $10.953      $11.126       547,691
                                                      2006       $11.126      $11.474       493,461
                                                      2007       $11.474      $11.521       365,212
                                                      2008       $11.521       $9.583       284,247
                                                      2009        $9.583      $10.507       261,252
                                                      2010       $10.507      $11.413       205,139

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.2



                                                                                      NUMBER OF
                                                           ACCUMULATION ACCUMULATION    UNITS
                                              FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                 ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                  DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
FORMERLY, AIM V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                  2001       $11.013      $11.567       793,105
                                                  2002       $11.567      $12.513     1,327,046
                                                  2003       $12.513      $12.483     1,036,903
                                                  2004       $12.483      $12.638       713,251
                                                  2005       $12.638      $12.682       639,265
                                                  2006       $12.682      $12.963       494,180
                                                  2007       $12.963      $13.606       421,376
                                                  2008       $13.606      $15.083       395,980
                                                  2009       $15.083      $14.887       343,466
                                                  2010       $14.887      $15.488       315,341
------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD--SERIES I
FORMERLY, AIM V.I. HIGH YIELD FUND--SERIES I
                                                  2001        $7.927       $7.433       464,069
                                                  2002        $7.433       $6.909       420,891
                                                  2003        $6.909       $8.732       475,007
                                                  2004        $8.732       $9.589       494,396
                                                  2005        $9.589       $9.722       398,616
                                                  2006        $9.722      $10.627       331,999
                                                  2007       $10.627      $10.620       282,266
                                                  2008       $10.620       $7.789       226,537
                                                  2009        $7.789      $11.747       189,596
                                                  2010       $11.747      $13.170       168,632
------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
FORMERLY, AIM V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                  2001       $10.744       $8.109       899,043
                                                  2002        $8.109       $6.749       760,508
                                                  2003        $6.749       $8.598       657,958
                                                  2004        $8.598      $10.525       690,016
                                                  2005       $10.525      $12.252       775,603
                                                  2006       $12.252      $15.508       756,621
                                                  2007       $15.508      $17.560       671,172
                                                  2008       $17.560      $10.334       518,261
                                                  2009       $10.334      $13.795       459,490
                                                  2010       $13.795      $15.369       413,510
------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
FORMERLY, AIM V.I. LARGE CAP GROWTH FUND--SERIES I
                                                  2006       $10.000      $11.093       429,010
                                                  2007       $11.093      $12.662       347,636
                                                  2008       $12.662       $7.713       256,730
                                                  2009        $7.713       $9.593       237,330
                                                  2010        $9.593      $11.103       205,728

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.2



                                                                                      NUMBER OF
                                                           ACCUMULATION ACCUMULATION    UNITS
                                              FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                 ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                  DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                  2001       $10.000      $11.361        85,806
                                                  2002       $11.361       $9.969       236,014
                                                  2003        $9.969      $12.528       324,494
                                                  2004       $12.528      $14.075       407,678
                                                  2005       $14.075      $14.952       412,927
                                                  2006       $14.952      $16.419       346,221
                                                  2007       $16.419      $17.753       276,079
                                                  2008       $17.753      $12.526       219,833
                                                  2009       $12.526      $16.100       193,458
                                                  2010       $16.100      $18.135       176,880
------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
FORMERLY, AIM V.I. MONEY MARKET FUND--SERIES I
                                                  2001       $11.023      $11.274     1,138,754
                                                  2002       $11.274      $11.260     1,250,463
                                                  2003       $11.260      $11.179       821,231
                                                  2004       $11.179      $11.111       581,300
                                                  2005       $11.111      $11.244       455,454
                                                  2006       $11.244      $11.573       436,078
                                                  2007       $11.573      $11.942       493,377
                                                  2008       $11.942      $12.029       574,872
                                                  2009       $12.029      $11.886       382,664
                                                  2010       $11.886      $11.753       333,521
------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
FORMERLY, AIM V.I. TECHNOLOGY FUND--SERIES I
                                                  2004       $10.000      $11.102       166,676
                                                  2005       $11.102      $11.198       126,887
                                                  2006       $11.198      $12.212        99,481
                                                  2007       $12.212      $12.982       105,104
                                                  2008       $12.982       $7.111        69,172
                                                  2009        $7.111      $11.048        65,689
                                                  2010       $11.048      $13.229        52,210
------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
FORMERLY, AIM V.I. UTILITIES FUND--SERIES I
                                                  2004       $10.000      $12.242       240,727
                                                  2005       $12.242      $14.119       253,740
                                                  2006       $14.119      $17.486       234,659
                                                  2007       $17.486      $20.822       188,519
                                                  2008       $20.822      $13.903       147,394
                                                  2009       $13.903      $15.772       131,959
                                                  2010       $15.772      $16.549       124,395



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2010 AND FOR THE PERIODS ENDED DECEMBER 31, 2010 AND 2009 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Accounts") as of December 31, 2010, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Accounts. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2010, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 22, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                     STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                        ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                     ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
                                     ----------  ----------   --------     -------     -------     ------
    Total assets.................... $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
                                     ==========  ==========   ========     =======     =======     ======
NET ASSETS
Accumulation units.................. $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --         --
                                     ----------  ----------   --------     -------     -------     ------
    Total net assets................ $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
                                     ==========  ==========   ========     =======     =======     ======
FUND SHARE INFORMATION
Number of shares....................    726,176     230,868     12,192       5,560       1,065        252
                                     ==========  ==========   ========     =======     =======     ======
Cost of investments................. $7,044,265  $2,105,638   $117,933     $47,362     $22,018     $2,849
                                     ==========  ==========   ========     =======     =======     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     9.12  $     9.72   $   8.10     $  7.12     $  7.50     $ 7.70
                                     ==========  ==========   ========     =======     =======     ======
    Highest......................... $    13.43  $    13.86   $  14.37     $ 14.35     $ 13.53     $13.93
                                     ==========  ==========   ========     =======     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST         AST         AST         AST         AST     AST CAPITAL
                                      BALANCED      BOND        BOND        BOND        BOND       GROWTH
                                        ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET
                                     ALLOCATION     2018        2019        2020        2021     ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
                                     ----------- ----------   --------    --------    --------   ----------
    Total assets.................... $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
                                     =========== ==========   ========    ========    ========   ==========
NET ASSETS
Accumulation units.................. $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
Contracts in payout (annuitization)
 period.............................          --         --         --          --          --           --
                                     ----------- ----------   --------    --------    --------   ----------
    Total net assets................ $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
                                     =========== ==========   ========    ========    ========   ==========
FUND SHARE INFORMATION
Number of shares....................     900,920     86,372     38,261      60,058      26,811      622,206
                                     =========== ==========   ========    ========    ========   ==========
Cost of investments................. $ 8,139,505 $  963,669   $443,921    $599,271    $305,597   $5,812,462
                                     =========== ==========   ========    ========    ========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      9.49 $    10.39   $  10.30    $   9.55    $  10.89   $     8.87
                                     =========== ==========   ========    ========    ========   ==========
    Highest......................... $     13.28 $    12.36   $  12.22    $  10.11    $  11.04   $    13.70
                                     =========== ==========   ========    ========    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST         AST
                                         CLS         CLS         AST         AST         AST         AST
                                       GROWTH     MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST
                                        ASSET       ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED
                                     ALLOCATION  ALLOCATION    REALTY       VALUE      GROWTH      TARGET
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
                                      --------   ----------    -------     -------     -------   ----------
    Total assets....................  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
                                      ========   ==========    =======     =======     =======   ==========
NET ASSETS
Accumulation units..................  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
Contracts in payout (annuitization)
 period.............................        --           --         --          --          --           --
                                      --------   ----------    -------     -------     -------   ----------
    Total net assets................  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
                                      ========   ==========    =======     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................    29,558      183,071      6,707       1,992       1,426      325,962
                                      ========   ==========    =======     =======     =======   ==========
Cost of investments.................  $249,159   $1,412,687    $53,823     $21,713     $12,593   $2,802,743
                                      ========   ==========    =======     =======     =======   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.16   $     9.57    $  9.51     $  7.53     $  9.25   $     8.91
                                      ========   ==========    =======     =======     =======   ==========
    Highest.........................  $  13.86   $    13.12    $ 18.34     $ 14.08     $ 16.90   $    13.81
                                      ========   ==========    =======     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES       SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ----------- ------------ ----------- ----------- -----------
                                         AST                      AST          AST         AST
                                     FIRST TRUST      AST       GOLDMAN      GOLDMAN     GOLDMAN
                                       CAPITAL      GLOBAL       SACHS        SACHS       SACHS
                                     APPRECIATION    REAL     CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                        TARGET      ESTATE       GROWTH      GROWTH       VALUE    HIGH YIELD
                                     ------------ ----------- ------------ ----------- ----------- -----------
ASSETS
Investments at fair value........... $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
                                     -----------    ------      -------      -------     ------      -------
    Total assets.................... $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
                                     ===========    ======      =======      =======     ======      =======
NET ASSETS
Accumulation units.................. $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
Contracts in payout (annuitization)
 period.............................          --        --           --           --         --           --
                                     -----------    ------      -------      -------     ------      -------
    Total net assets................ $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
                                     ===========    ======      =======      =======     ======      =======
FUND SHARE INFORMATION
Number of shares....................   1,502,552       340        1,853        9,146        495       11,723
                                     ===========    ======      =======      =======     ======      =======
Cost of investments................. $13,389,166    $2,337      $41,669      $47,119     $4,617      $80,756
                                     ===========    ======      =======      =======     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      8.65    $ 9.38      $  9.43      $ 10.70     $11.61      $ 10.76
                                     ===========    ======      =======      =======     ======      =======
    Highest......................... $     14.21    $16.45      $ 13.90      $ 15.87     $15.88      $ 13.95
                                     ===========    ======      =======      =======     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                       ADVANCED     ADVANCED     ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                     SERIES TRUST SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST SERIES TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------- ------------- ------------ -------------
                                         AST          AST
                                       HORIZON      HORIZON                                    AST           AST
                                        GROWTH      MODERATE        AST           AST       INVESTMENT    JPMORGAN
                                        ASSET        ASSET     INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                      ALLOCATION   ALLOCATION     GROWTH         VALUE         BOND        EQUITY
                                     ------------ ------------ ------------- ------------- ------------ -------------
ASSETS
Investments at fair value...........   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
                                       --------     --------      -------       -------     ----------     -------
    Total assets....................   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
                                       ========     ========      =======       =======     ==========     =======
NET ASSETS
Accumulation units..................   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
Contracts in payout (annuitization)
 period.............................         --           --           --            --             --          --
                                       --------     --------      -------       -------     ----------     -------
    Total net assets................   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
                                       ========     ========      =======       =======     ==========     =======
FUND SHARE INFORMATION
Number of shares....................     13,657       52,821        4,794         4,891        171,857       2,419
                                       ========     ========      =======       =======     ==========     =======
Cost of investments.................   $109,736     $447,770      $56,586       $91,681     $2,015,597     $52,709
                                       ========     ========      =======       =======     ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   9.71     $   9.89      $  7.74       $  7.83     $    11.72     $  8.13
                                       ========     ========      =======       =======     ==========     =======
    Highest.........................   $  13.69     $  12.99      $ 14.92       $ 14.29     $    13.05     $ 14.30
                                       ========     ========      =======       =======     ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST
                                         AST         LORD       MARSICO       AST         AST         AST
                                      LARGE-CAP  ABBETT BOND-   CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                        VALUE     DEBENTURE     GROWTH      EQUITY      GROWTH       VALUE
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
                                       ------      -------      -------     -------     -------     -------
    Total assets....................   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
                                       ======      =======      =======     =======     =======     =======
NET ASSETS
Accumulation units..................   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
Contracts in payout (annuitization)
 period.............................       --           --           --          --          --          --
                                       ------      -------      -------     -------     -------     -------
    Total net assets................   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
                                       ======      =======      =======     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................       45        4,845        3,959       4,058       1,660       3,306
                                       ======      =======      =======     =======     =======     =======
Cost of investments.................   $  779      $49,088      $76,090     $45,434     $14,439     $30,366
                                       ======      =======      =======     =======     =======     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 6.96      $ 11.11      $  8.73     $  9.34     $  8.85     $  9.54
                                       ======      =======      =======     =======     =======     =======
    Highest.........................   $14.15      $ 13.46      $ 14.95     $ 14.70     $ 13.46     $ 16.06
                                       ======      =======      =======     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES      SERIES        SERIES       SERIES
                                        TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- -------------- -----------
                                                     AST         AST         AST          AST           AST
                                                  NEUBERGER   NEUBERGER   NEUBERGER     NIEMANN     PARAMETRIC
                                         AST       BERMAN/     BERMAN      BERMAN    CAPITAL GROWTH  EMERGING
                                        MONEY    LSV MID-CAP   MID-CAP    SMALL-CAP      ASSET        MARKETS
                                       MARKET       VALUE      GROWTH      GROWTH      ALLOCATION     EQUITY
                                     ----------- ----------- ----------- ----------- -------------- -----------
ASSETS
Investments at fair value...........  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
                                      --------     -------     -------     ------       --------      -------
    Total assets....................  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
                                      ========     =======     =======     ======       ========      =======
NET ASSETS
Accumulation units..................  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
Contracts in payout (annuitization)
 period.............................        --          --          --         --             --           --
                                      --------     -------     -------     ------       --------      -------
    Total net assets................  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
                                      ========     =======     =======     ======       ========      =======
FUND SHARE INFORMATION
Number of shares....................   772,502       2,523       1,523        846         23,534        3,741
                                      ========     =======     =======     ======       ========      =======
Cost of investments.................  $772,502     $36,876     $30,273     $6,802       $181,061      $29,358
                                      ========     =======     =======     ======       ========      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.53     $  9.25     $  9.18     $ 8.76       $   9.72      $ 10.72
                                      ========     =======     =======     ======       ========      =======
    Highest.........................  $  10.14     $ 16.62     $ 15.62     $14.25       $  13.32      $ 17.76
                                      ========     =======     =======     ======       ========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                      ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ------------ ----------- ----------- -----------
                                         AST                                               AST
                                        PIMCO        AST          AST          AST      SCHRODERS
                                       LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                      MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                        BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                     ----------- ------------ ------------ ----------- ----------- -----------
ASSETS
Investments at fair value...........  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
                                      --------     --------    ----------    -------    --------     ------
    Total assets....................  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
                                      ========     ========    ==========    =======    ========     ======
NET ASSETS
Accumulation units..................  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
Contracts in payout (annuitization)
 period.............................        --           --            --         --          --         --
                                      --------     --------    ----------    -------    --------     ------
    Total net assets................  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
                                      ========     ========    ==========    =======    ========     ======
FUND SHARE INFORMATION
Number of shares....................    10,749       33,530       709,556      2,551      60,345        143
                                      ========     ========    ==========    =======    ========     ======
Cost of investments.................  $120,085     $393,657    $6,857,821    $29,278    $611,455     $1,803
                                      ========     ========    ==========    =======    ========     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  10.52     $  11.34    $    10.24    $  7.71    $   9.54     $10.79
                                      ========     ========    ==========    =======    ========     ======
    Highest.........................  $  11.66     $  12.66    $    12.60    $ 14.47    $  13.60     $17.59
                                      ========     ========    ==========    =======    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                             SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                              TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ----------- ------------- ------------- ------------- ------------- -----------
                                            AST           AST           AST           AST
                               AST     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE     AST
                            SMALL-CAP      ASSET        GLOBAL       LARGE-CAP      NATURAL    UBS DYNAMIC
                              VALUE     ALLOCATION       BOND         GROWTH       RESOURCES      ALPHA
                           ----------- ------------- ------------- ------------- ------------- -----------
ASSETS
Investments at fair value.   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
                             -------    ----------      -------       -------      --------    ----------
    Total assets..........   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
                             =======    ==========      =======       =======      ========    ==========
NET ASSETS
Accumulation units........   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
Contracts in payout
 (annuitization) period...        --            --           --            --            --            --
                             -------    ----------      -------       -------      --------    ----------
    Total net assets......   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
                             =======    ==========      =======       =======      ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     2,470       347,625        8,594         2,663         5,492       290,130
                             =======    ==========      =======       =======      ========    ==========
Cost of investments.......   $25,951    $5,125,892      $96,292       $27,179      $144,330    $3,317,187
                             =======    ==========      =======       =======      ========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $  9.79    $     9.63      $ 10.50       $  9.79      $   8.11    $     9.63
                             =======    ==========      =======       =======      ========    ==========
    Highest...............   $ 16.01    $    13.30      $ 11.95       $ 14.97      $  16.27    $    12.29
                             =======    ==========      =======       =======      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        ADVANCED      ADVANCED       ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                         SERIES        SERIES         SERIES       SERIES        SERIES        SERIES
                                         TRUST          TRUST         TRUST         TRUST        TRUST         TRUST
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     -------------- ------------- -------------- ----------- -------------- ------------
                                        FRANKLIN
                                     TEMPLETON VIP                                 PROFUND      PROFUND
                                     FOUNDING FUNDS    PROFUND       PROFUND     VP MID-CAP     VP TELE-      PROFUND
                                       ALLOCATION   VP FINANCIALS VP HEALTH CARE    VALUE    COMMUNICATIONS VP UTILITIES
                                     -------------- ------------- -------------- ----------- -------------- ------------
ASSETS
Investments at fair value...........   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
                                       ----------      ------         ------       ------        ------       -------
    Total assets....................   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
                                       ==========      ======         ======       ======        ======       =======
NET ASSETS
Accumulation units..................   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
Contracts in payout (annuitization)
 period.............................           --          --             --           --            --            --
                                       ----------      ------         ------       ------        ------       -------
    Total net assets................   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
                                       ==========      ======         ======       ======        ======       =======
FUND SHARE INFORMATION
Number of shares....................      424,671          25             17          166            79         1,554
                                       ==========      ======         ======       ======        ======       =======
Cost of investments.................   $2,724,192      $  497         $  496       $2,264        $  513       $39,865
                                       ==========      ======         ======       ======        ======       =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $     8.98      $ 6.34         $ 9.66       $ 9.61        $ 8.51       $  7.98
                                       ==========      ======         ======       ======        ======       =======
    Highest.........................   $    13.88      $13.90         $12.80       $14.97        $12.41       $ 12.64
                                       ==========      ======         ======       ======        ======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                       ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                       BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                        PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                      SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- -------------
                                                     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                       ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE
                                     BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP   SMALL/MID CAP BERNSTEIN VPS
                                        GROWTH        INCOME         VALUE        GROWTH         VALUE         VALUE
                                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........  $27,157,575   $73,511,275   $20,933,861   $20,928,601   $26,111,672   $2,097,886
                                      -----------   -----------   -----------   -----------   -----------   ----------
    Total assets....................  $27,157,575   $73,511,275   $20,933,861   $20,928,601   $26,111,672   $2,097,886
                                      ===========   ===========   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units..................  $27,127,873   $73,437,141   $20,930,653   $20,928,601   $26,111,672   $2,097,886
Contracts in payout (annuitization)
 period.............................       29,702        74,134         3,208            --            --           --
                                      -----------   -----------   -----------   -----------   -----------   ----------
    Total net assets................  $27,157,575   $73,511,275   $20,933,861   $20,928,601   $26,111,672   $2,097,886
                                      ===========   ===========   ===========   ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares....................    1,384,178     4,321,650     1,417,323       772,843     1,547,817      215,168
                                      ===========   ===========   ===========   ===========   ===========   ==========
Cost of investments.................  $24,064,102   $90,356,098   $25,467,774   $18,384,824   $23,476,687   $2,542,570
                                      ===========   ===========   ===========   ===========   ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $      6.09   $      9.19   $      9.66   $      5.90   $     19.22   $     8.63
                                      ===========   ===========   ===========   ===========   ===========   ==========
    Highest.........................  $     14.19   $     12.94   $     10.42   $     13.38   $     21.28   $     9.30
                                      ===========   ===========   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                         DREYFUS
                                         AMERICAN         AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                         CENTURY          CENTURY      RESPONSIBLE                 VARIABLE     VARIABLE
                                         VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                     PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND       FUND         FUND
                                       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ---------------- ---------------- ----------- ------------- ------------ ------------
                                         AMERICAN         AMERICAN      SOCIALLY
                                         CENTURY          CENTURY      RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                       VP BALANCED    VP INTERNATIONAL GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                     ---------------- ---------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value...........     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
                                         -------           ------        -------     --------      --------     --------
    Total assets....................     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
                                         =======           ======        =======     ========      ========     ========
NET ASSETS
Accumulation units..................     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
Contracts in payout (annuitization)
 period.............................          --               --             --           --            --           --
                                         -------           ------        -------     --------      --------     --------
    Total net assets................     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
                                         =======           ======        =======     ========      ========     ========
FUND SHARE INFORMATION
Number of shares....................       1,691              571            614       15,923         6,366      702,889
                                         =======           ======        =======     ========      ========     ========
Cost of investments.................     $11,487           $4,249        $16,240     $454,854      $132,900     $702,889
                                         =======           ======        =======     ========      ========     ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................     $ 15.47           $15.18        $  6.45     $   8.41      $   8.88     $   9.88
                                         =======           ======        =======     ========      ========     ========
    Highest.........................     $ 15.68           $15.38        $ 12.27     $  13.42      $  12.64     $  12.37
                                         =======           ======        =======     ========      ========     ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         DWS         DWS           DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                      SERIES I     SERIES I     SERIES I     SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------- ----------- ------------- -----------
                                                                   DWS          DWS
                                                     DWS         GLOBAL     GROWTH AND       DWS          DWS
                                         DWS       CAPITAL    OPPORTUNITIES   INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A     VIP A        VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $525,945    $1,169,331   $1,090,612    $419,061     $385,446    $1,442,333
                                      --------    ----------   ----------    --------     --------    ----------
    Total assets....................  $525,945    $1,169,331   $1,090,612    $419,061     $385,446    $1,442,333
                                      ========    ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units..................  $481,680    $1,154,221   $1,090,612    $419,061     $378,816    $1,386,765
Contracts in payout (annuitization)
 period.............................    44,265        15,110           --          --        6,630        55,568
                                      --------    ----------   ----------    --------     --------    ----------
    Total net assets................  $525,945    $1,169,331   $1,090,612    $419,061     $385,446    $1,442,333
                                      ========    ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    92,923        59,690       76,373      55,431       46,891        65,175
                                      ========    ==========   ==========    ========     ========    ==========
Cost of investments.................  $585,840    $  991,697   $  976,670    $469,774     $498,796    $1,393,294
                                      ========    ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  13.72    $    12.25   $    25.49    $  10.43     $  11.28    $    11.78
                                      ========    ==========   ==========    ========     ========    ==========
    Highest.........................  $  13.88    $    12.40   $    25.81    $  10.56     $  11.42    $    11.85
                                      ========    ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                    FIDELITY      FIDELITY      FIDELITY
                               DWS         DWS       FEDERATED      VARIABLE      VARIABLE      VARIABLE
                            VARIABLE    VARIABLE     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                            SERIES II   SERIES II     SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                           SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------- ----------- ------------- -------------- ------------- -------------
                               DWS         DWS
                              MONEY     SMALL CAP    FEDERATED
                             MARKET      GROWTH        PRIME                         VIP
                            VIP A II    VIP A II   MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                           ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value.  $354,957    $367,566    $11,241,512    $6,551,941    $1,087,100    $3,520,634
                            --------    --------    -----------    ----------    ----------    ----------
    Total assets..........  $354,957    $367,566    $11,241,512    $6,551,941    $1,087,100    $3,520,634
                            ========    ========    ===========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $354,957    $367,566    $11,010,437    $6,528,383    $1,080,554    $3,501,653
Contracts in payout
 (annuitization) period...        --          --        231,075        23,558         6,546        18,981
                            --------    --------    -----------    ----------    ----------    ----------
    Total net assets......  $354,957    $367,566    $11,241,512    $6,551,941    $1,087,100    $3,520,634
                            ========    ========    ===========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........   354,957      26,539     11,241,512       274,369        57,156        94,921
                            ========    ========    ===========    ==========    ==========    ==========
Cost of investments.......  $354,957    $333,262    $11,241,512    $6,579,562    $1,188,696    $3,508,499
                            ========    ========    ===========    ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $  10.54    $  11.45    $      9.90    $    12.98    $    11.26    $     6.78
                            ========    ========    ===========    ==========    ==========    ==========
    Highest...............  $  10.59    $  11.51    $     13.05    $    23.24    $    14.08    $    14.62
                            ========    ========    ===========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                       FIDELITY          FIDELITY
                             FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                           PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                       VIP ASSET
                                                            VIP                         MANAGER             VIP
                             VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                              INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value.  $1,259,174    $5,107,949    $2,070,659    $1,479,165        $95,258         $77,662,019
                            ----------    ----------    ----------    ----------        -------         -----------
    Total assets..........  $1,259,174    $5,107,949    $2,070,659    $1,479,165        $95,258         $77,662,019
                            ==========    ==========    ==========    ==========        =======         ===========
NET ASSETS
Accumulation units........  $1,256,137    $5,086,769    $2,066,537    $1,477,994        $95,258         $77,385,724
Contracts in payout
 (annuitization) period...       3,037        21,180         4,122         1,171             --             276,295
                            ----------    ----------    ----------    ----------        -------         -----------
    Total net assets......  $1,259,174    $5,107,949    $2,070,659    $1,479,165        $95,258         $77,662,019
                            ==========    ==========    ==========    ==========        =======         ===========
FUND SHARE
 INFORMATION
Number of shares..........     226,064        38,583       161,392        88,203          6,634           3,306,174
                            ==========    ==========    ==========    ==========        =======         ===========
Cost of investments.......  $1,356,436    $4,841,641    $2,037,549    $1,552,853        $70,781         $89,336,424
                            ==========    ==========    ==========    ==========        =======         ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    12.05    $     8.53    $    16.46    $     9.66        $ 11.29         $      9.73
                            ==========    ==========    ==========    ==========        =======         ===========
    Highest...............  $    14.01    $    10.06    $    17.23    $    12.46        $ 13.09         $     18.34
                            ==========    ==========    ==========    ==========        =======         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
                           ----------        ----------        ----------        ----------        ----------
    Total assets.......    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
                           ==========        ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.....    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
Contracts in payout
 (annuitization)
 period................            --                --                --                --                --
                           ----------        ----------        ----------        ----------        ----------
    Total net assets...    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
                           ==========        ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......        48,414           876,680           679,390           349,667           313,724
                           ==========        ==========        ==========        ==========        ==========
Cost of investments....    $1,034,724        $9,033,580        $6,927,337        $3,583,987        $3,171,768
                           ==========        ==========        ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $    10.35        $    10.54        $    10.14        $     9.75        $    10.71
                           ==========        ==========        ==========        ==========        ==========
    Highest............    $    13.33        $    11.26        $    10.84        $    10.43        $    11.45
                           ==========        ==========        ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------
                               VIP
                            GROWTH &
                             INCOME
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $ 9,824,918
                           -----------
    Total assets.......    $ 9,824,918
                           ===========
NET ASSETS
Accumulation units.....    $ 9,824,918
Contracts in payout
 (annuitization)
 period................             --
                           -----------
    Total net assets...    $ 9,824,918
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        790,420
                           ===========
Cost of investments....    $10,432,906
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     10.31
                           ===========
    Highest............    $     11.11
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP               VIP                           VIP INVESTMENT
                           VIP GROWTH       GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
                            --------         ----------        ----------        ----------          ------
    Total assets.......     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
                            ========         ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
Contracts in payout
 (annuitization)
 period................           --                 --                --                --              --
                            --------         ----------        ----------        ----------          ------
    Total net assets...     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
                            ========         ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        6,388            186,125         1,400,492            56,244             111
                            ========         ==========        ==========        ==========          ======
Cost of investments....     $198,413         $2,269,297        $7,894,496        $7,478,159          $1,415
                            ========         ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............     $   8.29         $    10.13        $    12.68        $     9.22          $13.84
                            ========         ==========        ==========        ==========          ======
    Highest............     $  12.23         $    10.83        $    18.22        $    13.07          $13.84
                            ========         ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $23,239,049
                           -----------
    Total assets.......    $23,239,049
                           ===========
NET ASSETS
Accumulation units.....    $22,979,139
Contracts in payout
 (annuitization)
 period................        259,910
                           -----------
    Total net assets...    $23,239,049
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        723,282
                           ===========
Cost of investments....    $21,895,798
                           ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............    $     11.00
                           ===========
    Highest............    $     16.00
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                               FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                               VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                  FRANKLIN       FRANKLIN
                               VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                           ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.    $18,304,182         $55,229        $4,239,551    $44,507,677    $12,421,765    $196,461,622
                              -----------         -------        ----------    -----------    -----------    ------------
    Total assets..........    $18,304,182         $55,229        $4,239,551    $44,507,677    $12,421,765    $196,461,622
                              ===========         =======        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........    $18,282,295         $55,229        $4,239,551    $44,390,165    $12,416,327    $195,540,258
Contracts in payout
 (annuitization) period...         21,887              --                --        117,512          5,438         921,364
                              -----------         -------        ----------    -----------    -----------    ------------
    Total net assets......    $18,304,182         $55,229        $4,239,551    $44,507,677    $12,421,765    $196,461,622
                              ===========         =======        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     18,304,182           3,323           333,823      3,836,869      1,919,902      13,256,520
                              ===========         =======        ==========    ===========    ===========    ============
Cost of investments.......    $18,304,182         $61,431        $3,518,894    $51,260,672    $11,687,111    $203,478,101
                              ===========         =======        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $      9.84         $ 11.42        $    11.68    $     13.51    $     13.04    $      12.69
                              ===========         =======        ==========    ===========    ===========    ============
    Highest...............    $     10.54         $ 17.06        $    12.59    $     15.17    $     14.26    $      13.97
                              ===========         =======        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                        FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                       TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                        VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                       INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                     PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                      FRANKLIN
                                        FRANKLIN       FRANKLIN        SMALL                         MUTUAL
                                       LARGE CAP      SMALL CAP       MID-CAP     FRANKLIN U.S.      GLOBAL
                                         GROWTH         VALUE          GROWTH       GOVERNMENT     DISCOVERY    MUTUAL SHARES
                                       SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                     -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value...........  $47,796,739    $42,888,435     $2,426,625    $36,871,865    $25,012,560    $109,830,766
                                      -----------    -----------     ----------    -----------    -----------    ------------
    Total assets....................  $47,796,739    $42,888,435     $2,426,625    $36,871,865    $25,012,560    $109,830,766
                                      ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units..................  $47,722,937    $42,628,639     $2,426,625    $36,805,869    $24,820,498    $109,470,952
Contracts in payout (annuitization)
 period.............................       73,802        259,796             --         65,996        192,062         359,814
                                      -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets................  $47,796,739    $42,888,435     $2,426,625    $36,871,865    $25,012,560    $109,830,766
                                      ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE INFORMATION
Number of shares....................    3,216,470      2,639,288        112,709      2,812,499      1,203,105       6,885,941
                                      ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.................  $48,504,860    $38,412,776     $1,723,645    $35,815,831    $24,565,709    $116,612,769
                                      ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     10.06    $     12.92     $     8.53    $     11.46    $     10.83    $      11.09
                                      ===========    ===========     ==========    ===========    ===========    ============
    Highest.........................  $     10.99    $     22.81     $    23.08    $     12.60    $     14.53    $      19.98
                                      ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- --------------- ---------------
                             TEMPLETON
                             DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT
                              MARKETS        FOREIGN      GLOBAL BOND       GROWTH        STRATEGIC       LARGE CAP
                             SECURITIES     SECURITIES     SECURITIES     SECURITIES       GROWTH           VALUE
                           -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments at fair value.  $30,099,629    $124,837,470    $2,772,254     $1,320,357       $17,305       $5,229,973
                            -----------    ------------    ----------     ----------       -------       ----------
    Total assets..........  $30,099,629    $124,837,470    $2,772,254     $1,320,357       $17,305       $5,229,973
                            ===========    ============    ==========     ==========       =======       ==========
NET ASSETS
Accumulation units........  $29,928,370    $124,699,312    $2,673,682     $1,313,710       $17,305       $5,229,973
Contracts in payout
 (annuitization) period...      171,259         138,158        98,572          6,647            --               --
                            -----------    ------------    ----------     ----------       -------       ----------
    Total net assets......  $30,099,629    $124,837,470    $2,772,254     $1,320,357       $17,305       $5,229,973
                            ===========    ============    ==========     ==========       =======       ==========
FUND SHARE
 INFORMATION
Number of shares..........    2,663,684       8,736,002       142,240        119,923         1,441          510,740
                            ===========    ============    ==========     ==========       =======       ==========
Cost of investments.......  $27,094,575    $129,868,228    $2,218,815     $1,492,849       $16,540       $5,752,472
                            ===========    ============    ==========     ==========       =======       ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     24.47    $      11.94    $    21.17     $    11.27       $  7.61       $     9.83
                            ===========    ============    ==========     ==========       =======       ==========
    Highest...............  $     39.01    $      20.26    $    30.92     $    16.47       $ 11.63       $    11.63
                            ===========    ============    ==========     ==========       =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                           GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE       INVESCO       INVESCO
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT    INVESTMENT
                               TRUST         TRUST         TRUST         TRUST       SERVICES      SERVICES
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- -------------
                                              VIT           VIT
                                VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V. I. INVESCO V. I.
                              MID CAP    INTERNATIONAL   SMALL CAP    STRUCTURED     BALANCED        BASIC
                               VALUE        EQUITY        EQUITY      U.S. EQUITY      FUND          VALUE
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $5,352,087      $2,633      $11,508,251   $7,920,746    $18,274,897   $ 8,583,534
                            ----------      ------      -----------   ----------    -----------   -----------
    Total assets..........  $5,352,087      $2,633      $11,508,251   $7,920,746    $18,274,897   $ 8,583,534
                            ==========      ======      ===========   ==========    ===========   ===========
NET ASSETS
Accumulation units........  $5,352,087      $2,633      $11,504,188   $7,905,448    $18,188,317   $ 8,501,233
Contracts in payout
 (annuitization) period...          --          --            4,063       15,298         86,580        82,301
                            ----------      ------      -----------   ----------    -----------   -----------
    Total net assets......  $5,352,087      $2,633      $11,508,251   $7,920,746    $18,274,897   $ 8,583,534
                            ==========      ======      ===========   ==========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........     379,581         299        1,007,728      749,361      1,986,402     1,345,382
                            ==========      ======      ===========   ==========    ===========   ===========
Cost of investments.......  $5,773,292      $2,311      $13,019,689   $8,982,260    $20,687,518   $10,911,330
                            ==========      ======      ===========   ==========    ===========   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    12.45      $ 8.65      $     10.15   $     7.78    $      7.61   $      9.19
                            ==========      ======      ===========   ==========    ===========   ===========
    Highest...............  $    27.86      $12.24      $     18.24   $    11.17    $     11.03   $     10.93
                            ==========      ======      ===========   ==========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                              INVESCO       INVESCO       INVESCO       INVESCO       INVESCO        INVESCO
                            INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT     INVESTMENT
                             SERVICES      SERVICES      SERVICES      SERVICES      SERVICES       SERVICES
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- ---------------
                           INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.  INVESCO V. I.
                              CAPITAL       CAPITAL        CORE       DIVERSIFIED    DIVIDEND    GLOBAL DIVIDEND
                           APPRECIATIOM   DEVELOPMENT     EQUITY        INCOME        GROWTH         GROWTH
                           ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS
Investments at fair value.  $73,433,768   $10,305,289  $102,269,533   $10,007,096  $166,267,220    $52,448,808
                            -----------   -----------  ------------   -----------  ------------    -----------
    Total assets..........  $73,433,768   $10,305,289  $102,269,533   $10,007,096  $166,267,220    $52,448,808
                            ===========   ===========  ============   ===========  ============    ===========
NET ASSETS
Accumulation units........  $72,980,678   $10,216,035  $101,156,992   $ 9,870,389  $164,016,518    $51,967,266
Contracts in payout
 (annuitization) period...      453,090        89,254     1,112,541       136,707     2,250,702        481,542
                            -----------   -----------  ------------   -----------  ------------    -----------
    Total net assets......  $73,433,768   $10,305,289  $102,269,533   $10,007,096  $166,267,220    $52,448,808
                            ===========   ===========  ============   ===========  ============    ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,151,664       768,478     3,783,557     1,640,507    11,676,069      5,597,525
                            ===========   ===========  ============   ===========  ============    ===========
Cost of investments.......  $78,041,896   $ 9,560,726  $ 92,047,535   $12,801,616  $141,702,101    $68,874,973
                            ===========   ===========  ============   ===========  ============    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      5.27   $     12.14  $       7.87   $     10.72  $       9.59    $     11.19
                            ===========   ===========  ============   ===========  ============    ===========
    Highest...............  $     13.54   $     17.56  $      20.26   $     13.68  $      37.01    $     22.82
                            ===========   ===========  ============   ===========  ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- -------------
                                     INVESCO V. I.               INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                      GOVERNMENT   INVESCO V. I.  HIGH YIELD      INCOME     INTERNATIONAL   LARGE CAP
                                      SECURITIES    HIGH YIELD    SECURITIES      BUILDER     GROWTH FUND     GROWTH
                                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........  $14,330,293   $6,884,226    $14,875,816   $15,255,917   $28,060,837   $8,500,311
                                      -----------   ----------    -----------   -----------   -----------   ----------
    Total assets....................  $14,330,293   $6,884,226    $14,875,816   $15,255,917   $28,060,837   $8,500,311
                                      ===========   ==========    ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units..................  $14,021,994   $6,860,449    $14,705,024   $15,225,847   $27,508,244   $8,437,061
Contracts in payout (annuitization)
 period.............................      308,299       23,777        170,792        30,070       552,593       63,250
                                      -----------   ----------    -----------   -----------   -----------   ----------
    Total net assets................  $14,330,293   $6,884,226    $14,875,816   $15,255,917   $28,060,837   $8,500,311
                                      ===========   ==========    ===========   ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares....................    1,194,191    1,286,771     13,048,961     1,448,805       978,070      593,183
                                      ===========   ==========    ===========   ===========   ===========   ==========
Cost of investments.................  $14,527,546   $7,346,640    $19,493,363   $15,712,995   $20,563,016   $7,318,467
                                      ===========   ==========    ===========   ===========   ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     14.17   $    12.71    $      5.85   $     13.79   $     11.49   $    10.90
                                      ===========   ==========    ===========   ===========   ===========   ==========
    Highest.........................  $     16.83   $    18.30    $     22.50   $     19.51   $     22.40   $    11.20
                                      ===========   ==========    ===========   ===========   ===========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO       INVESCO       INVESCO       INVESCO       INVESCO        INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT     INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES       SERVICES
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- ---------------
                                     INVESCO V. I.
                                        MID CAP    INVESCO V. I. INVESCO V. I. INVESCO V. I.                   INVESCO
                                      CORE EQUITY      MONEY        S&P 500     TECHNOLOGY   INVESCO V. I. VAN KAMPEN V.I.
                                         FUND         MARKET         INDEX         FUND        UTILITIES   CAPITAL GROWTH
                                     ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS
Investments at fair value...........  $15,212,998   $14,865,688   $34,210,517   $2,814,532    $6,462,230     $25,826,205
                                      -----------   -----------   -----------   ----------    ----------     -----------
    Total assets....................  $15,212,998   $14,865,688   $34,210,517   $2,814,532    $6,462,230     $25,826,205
                                      ===========   ===========   ===========   ==========    ==========     ===========
NET ASSETS
Accumulation units..................  $15,174,952   $14,827,380   $33,851,743   $2,763,316    $6,339,196     $25,697,604
Contracts in payout (annuitization)
 period.............................       38,046        38,308       358,774       51,216       123,034         128,601
                                      -----------   -----------   -----------   ----------    ----------     -----------
    Total net assets................  $15,212,998   $14,865,688   $34,210,517   $2,814,532    $6,462,230     $25,826,205
                                      ===========   ===========   ===========   ==========    ==========     ===========
FUND SHARE INFORMATION
Number of shares....................    1,227,845    14,865,688     2,995,667      175,908       434,582         759,594
                                      ===========   ===========   ===========   ==========    ==========     ===========
Cost of investments.................  $13,931,911   $14,865,688   $31,100,884   $2,028,222    $6,793,216     $25,388,342
                                      ===========   ===========   ===========   ==========    ==========     ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     13.15   $     10.50   $      8.56   $    12.88    $    16.11     $      5.27
                                      ===========   ===========   ===========   ==========    ==========     ===========
    Highest.........................  $     18.47   $     12.58   $     11.52   $    13.41    $    16.77     $     15.57
                                      ===========   ===========   ===========   ==========    ==========     ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                            INVESCO        INVESCO          INVESCO          INVESCO          INVESCO        INVESCO
                          INVESTMENT     INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT     INVESTMENT
                           SERVICES       SERVICES         SERVICES         SERVICES         SERVICES       SERVICES
                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                         ------------- --------------- ----------------- --------------- ----------------- -----------
                                                            INVESCO                           INVESCO
                            INVESCO        INVESCO        VAN KAMPEN         INVESCO        VAN KAMPEN       INVESCO
                          VAN KAMPEN     VAN KAMPEN    V.I. GLOBAL VALUE   VAN KAMPEN    V.I. U.S. MID CAP VAN KAMPEN
                         V.I. COMSTOCK V.I. GOVERNMENT      EQUITY       V.I. HIGH YIELD       VALUE       V.I. VALUE
                         ------------- --------------- ----------------- --------------- ----------------- -----------
ASSETS
Investments at fair
 value..................  $38,272,974     $795,712          $20,989          $5,917         $61,101,472      $77,221
                          -----------     --------          -------          ------         -----------      -------
    Total assets........  $38,272,974     $795,712          $20,989          $5,917         $61,101,472      $77,221
                          ===========     ========          =======          ======         ===========      =======
NET ASSETS
Accumulation units......  $38,116,190     $795,712          $20,989          $5,917         $60,962,414      $77,221
Contracts in payout
 (annuitization) period.      156,784           --               --              --             139,058           --
                          -----------     --------          -------          ------         -----------      -------
    Total net assets....  $38,272,974     $795,712          $20,989          $5,917         $61,101,472      $77,221
                          ===========     ========          =======          ======         ===========      =======
FUND SHARE
 INFORMATION
Number of shares........    3,268,401       86,396            2,667             499           4,777,285        8,019
                          ===========     ========          =======          ======         ===========      =======
Cost of investments.....  $38,717,840     $790,306          $29,826          $3,982         $65,612,843      $90,366
                          ===========     ========          =======          ======         ===========      =======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............  $     11.86     $  12.25          $ 10.04          $16.38         $     12.99      $ 11.48
                          ===========     ========          =======          ======         ===========      =======
    Highest.............  $     15.26     $  12.68          $ 12.58          $16.38         $     21.07      $ 15.41
                          ===========     ========          =======          ======         ===========      =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO       INVESCO        INVESCO        INVESCO        INVESCO       INVESCO
                                      INVESTMENT    INVESTMENT     INVESTMENT      INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES      SERVICES       SERVICES        SERVICES      SERVICES      SERVICES
                                       SERIES II     SERIES II      SERIES II      SERIES II      SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- --------------- -------------- ------------- -------------
                                     INVESCO V. I. INVESCO V. I.  INVESCO V. I.  INVESCO V. I.  INVESCO V. I. INVESCO V. I.
                                       BALANCED        BASIC         CAPITAL        CAPITAL         CORE       DIVERSIFIED
                                        FUND II      VALUE II    APPRECIATION II DEVELOPMENT II   EQUITY II     INCOME II
                                     ------------- ------------- --------------- -------------- ------------- -------------
ASSETS
Investments at fair value...........   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
                                       --------     -----------    ----------       --------     ----------     --------
    Total assets....................   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
                                       ========     ===========    ==========       ========     ==========     ========
NET ASSETS
Accumulation units..................   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
Contracts in payout (annuitization)
 period.............................         --              --            --             --             --           --
                                       --------     -----------    ----------       --------     ----------     --------
    Total net assets................   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
                                       ========     ===========    ==========       ========     ==========     ========
FUND SHARE INFORMATION
Number of shares....................     41,945       1,534,148       177,649         30,221         97,002       37,632
                                       ========     ===========    ==========       ========     ==========     ========
Cost of investments.................   $388,774     $12,123,496    $3,729,237       $411,316     $2,359,453     $294,747
                                       ========     ===========    ==========       ========     ==========     ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   8.80     $      8.47    $     8.57       $  12.27     $    10.13     $  10.37
                                       ========     ===========    ==========       ========     ==========     ========
    Highest.........................   $   9.72     $     12.00    $    12.23       $  13.55     $    12.99     $  11.45
                                       ========     ===========    ==========       ========     ==========     ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO        INVESCO        INVESCO       INVESCO       INVESCO       INVESCO
                                      INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES       SERVICES       SERVICES      SERVICES      SERVICES      SERVICES
                                       SERIES II      SERIES II      SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- --------------- ------------- ------------- ------------- -------------
                                     INVESCO V. I.  INVESCO V. I.  INVESCO V. I.               INVESCO V. I. INVESCO V. I.
                                       DIVIDEND    GLOBAL DIVIDEND  GOVERNMENT   INVESCO V. I.  HIGH YIELD      INCOME
                                       GROWTH II      GROWTH II    SECURITIES II HIGH YIELD II SECURITIES II  BUILDER II
                                     ------------- --------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........  $48,028,745    $27,608,176     $769,733      $453,566     $14,783,421   $14,179,797
                                      -----------    -----------     --------      --------     -----------   -----------
    Total assets....................  $48,028,745    $27,608,176     $769,733      $453,566     $14,783,421   $14,179,797
                                      ===========    ===========     ========      ========     ===========   ===========
NET ASSETS
Accumulation units..................  $47,975,520    $27,597,352     $769,733      $453,566     $14,783,421   $14,167,337
Contracts in payout (annuitization)
 period.............................       53,225         10,824           --            --              --        12,460
                                      -----------    -----------     --------      --------     -----------   -----------
    Total net assets................  $48,028,745    $27,608,176     $769,733      $453,566     $14,783,421   $14,179,797
                                      ===========    ===========     ========      ========     ===========   ===========
FUND SHARE INFORMATION
Number of shares....................    3,382,306      2,971,817       64,575        84,779      12,967,913     1,351,744
                                      ===========    ===========     ========      ========     ===========   ===========
Cost of investments.................  $44,829,400    $35,731,890     $791,342      $454,621     $14,780,396   $14,289,539
                                      ===========    ===========     ========      ========     ===========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $      9.05    $     10.70     $  11.84      $  15.79     $      6.92   $     12.46
                                      ===========    ===========     ========      ========     ===========   ===========

    Highest.........................  $     12.75    $     14.33     $  13.08      $  17.43     $     16.37   $     15.20
                                      ===========    ===========     ========      ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                        INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                       SERIES II     SERIES II     SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- -------------
                                     INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                     INTERNATIONAL   LARGE CAP   MID CAP CORE      MONEY        S&P 500     TECHNOLOGY
                                       GROWTH II     GROWTH II     EQUITY II     MARKET II     INDEX II       FUND II
                                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........   $620,697      $525,435     $3,700,111     $961,947     $78,240,591     $48,668
                                       --------      --------     ----------     --------     -----------     -------
    Total assets....................   $620,697      $525,435     $3,700,111     $961,947     $78,240,591     $48,668
                                       ========      ========     ==========     ========     ===========     =======
NET ASSETS
Accumulation units..................   $620,697      $525,435     $3,687,175     $961,947     $78,228,116     $48,668
Contracts in payout (annuitization)
 period.............................         --            --         12,936           --          12,475          --
                                       --------      --------     ----------     --------     -----------     -------
    Total net assets................   $620,697      $525,435     $3,700,111     $961,947     $78,240,591     $48,668
                                       ========      ========     ==========     ========     ===========     =======
FUND SHARE INFORMATION
Number of shares....................     21,894        36,950        301,312      961,947       6,893,444       3,098
                                       ========      ========     ==========     ========     ===========     =======
Cost of investments.................   $460,693      $445,965     $3,534,188     $961,947     $69,585,326     $36,004
                                       ========      ========     ==========     ========     ===========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  16.76      $  10.44     $    12.57     $   9.26     $      7.96     $ 12.07
                                       ========      ========     ==========     ========     ===========     =======
    Highest.........................   $  18.52      $  10.98     $    15.62     $  10.23     $     13.97     $ 12.99
                                       ========      ========     ==========     ========     ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO      INVESCO        INVESCO         INVESCO       INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES       SERVICES       SERVICES      SERVICES     SERVICES
                                       SERIES II    SERIES II      SERIES II       SERIES II     SERIES II    SERIES II
                                      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- ------------ ---------------- ------------- ------------- -----------
                                                                                                               INVESCO
                                                     INVESCO                        INVESCO       INVESCO    VAN KAMPEN
                                                    VAN KAMPEN      INVESCO       VAN KAMPEN    VAN KAMPEN   V.I. INT'L
                                     INVESCO V. I. V.I. CAPITAL    VAN KAMPEN     V.I. EQUITY   V.I. GROWTH    GROWTH
                                     UTILITIES II   GROWTH II   V.I. COMSTOCK II AND INCOME II AND INCOME II  EQUITY II
                                     ------------- ------------ ---------------- ------------- ------------- -----------
ASSETS
Investments at fair value...........   $448,059    $37,032,315    $157,375,683    $47,464,368   $88,173,208  $3,938,562
                                       --------    -----------    ------------    -----------   -----------  ----------
    Total assets....................   $448,059    $37,032,315    $157,375,683    $47,464,368   $88,173,208  $3,938,562
                                       ========    ===========    ============    ===========   ===========  ==========
NET ASSETS
Accumulation units..................   $448,059    $36,955,193    $157,188,278    $47,214,074   $87,947,383  $3,938,562
Contracts in payout (annuitization)
 period.............................         --         77,122         187,405        250,294       225,825          --
                                       --------    -----------    ------------    -----------   -----------  ----------
    Total net assets................   $448,059    $37,032,315    $157,375,683    $47,464,368   $88,173,208  $3,938,562
                                       ========    ===========    ============    ===========   ===========  ==========
FUND SHARE
 INFORMATION
Number of shares....................     30,315      1,105,772      13,485,491      3,378,247     4,799,848     432,334
                                       ========    ===========    ============    ===========   ===========  ==========
Cost of investments.................   $503,427    $27,848,992    $158,475,064    $44,606,503   $85,089,266  $3,915,200
                                       ========    ===========    ============    ===========   ===========  ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  15.12    $      8.11    $      10.76    $     12.25   $     14.39  $     8.47
                                       ========    ===========    ============    ===========   ===========  ==========
    Highest.........................   $  16.28    $     15.01    $      15.11    $     15.69   $     17.24  $     9.02
                                       ========    ===========    ============    ===========   ===========  ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                                            LEGG MASON      LEGG MASON
                                INVESCO            INVESCO                       LAZARD      PARTNERS        PARTNERS
                               INVESTMENT         INVESTMENT        JANUS      RETIREMENT    VARIABLE        VARIABLE
                           SERVICES SERIES II SERVICES SERIES II ASPEN SERIES SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------ ------------------ ------------ ------------ ------------- -----------------
                                                                                            LEGG MASON
                                                                                            CLEARBRIDGE     LEGG MASON
                                INVESCO            INVESCO                                   VARIABLE       CLEARBRIDGE
                            VAN KAMPEN V.I.    VAN KAMPEN V.I.                  EMERGING    FUNDAMENTAL   VARIABLE LARGE
                                MID CAP          U.S. MID CAP       FORTY       MARKETS    ALL CAP VALUE     CAP VALUE
                               GROWTH II           VALUE II       PORTFOLIO      EQUITY     PORTFOLIO I     PORTFOLIO I
                           ------------------ ------------------ ------------ ------------ ------------- -----------------
ASSETS
Investments at fair value.    $13,827,105        $45,934,640        $7,240       $  555       $1,192          $1,344
                              -----------        -----------        ------       ------       ------          ------
    Total assets..........    $13,827,105        $45,934,640        $7,240       $  555       $1,192          $1,344
                              ===========        ===========        ======       ======       ======          ======
NET ASSETS
Accumulation units........    $13,811,141        $45,856,233        $7,240       $  555       $1,192          $1,344
Contracts in payout
 (annuitization) period...         15,964             78,407            --           --           --              --
                              -----------        -----------        ------       ------       ------          ------
    Total net assets......    $13,827,105        $45,934,640        $7,240       $  555       $1,192          $1,344
                              ===========        ===========        ======       ======       ======          ======
FUND SHARE
 INFORMATION
Number of shares..........      3,405,691          3,611,214           203           24           61             102
                              ===========        ===========        ======       ======       ======          ======
Cost of investments.......    $13,758,768        $51,580,414        $4,420       $  318       $1,376          $1,317
                              ===========        ===========        ======       ======       ======          ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $     13.61        $     13.82        $15.33       $54.12       $ 8.68          $11.47
                              ===========        ===========        ======       ======       ======          ======
    Highest...............    $     19.58        $     20.36        $15.33       $54.12       $ 8.68          $11.47
                              ===========        ===========        ======       ======       ======          ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                            MFS VARIABLE
                           LORD ABBETT  LORD ABBETT   LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE
                           SERIES FUND  SERIES FUND   SERIES FUND  SERIES FUND  SERIES FUND    TRUST
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                           ----------- -------------- ----------- ------------- ----------- ------------
                           FUNDAMENTAL
                             EQUITY                   GROWTH AND     GROWTH       MID-CAP
                           PORTFOLIO I BOND-DEBENTURE   INCOME    OPPORTUNITIES    VALUE     MFS GROWTH
                           ----------- -------------- ----------- ------------- ----------- ------------
ASSETS
Investments at fair value. $11,248,708  $35,210,907   $24,514,109  $14,398,946  $27,793,187   $836,004
                           -----------  -----------   -----------  -----------  -----------   --------
    Total assets.......... $11,248,708  $35,210,907   $24,514,109  $14,398,946  $27,793,187   $836,004
                           ===========  ===========   ===========  ===========  ===========   ========
NET ASSETS
Accumulation units........ $11,213,086  $35,094,505   $24,434,323  $14,391,636  $27,595,496   $831,520
Contracts in payout
 (annuitization) period...      35,622      116,402        79,786        7,310      197,691      4,484
                           -----------  -----------   -----------  -----------  -----------   --------
    Total net assets...... $11,248,708  $35,210,907   $24,514,109  $14,398,946  $27,793,187   $836,004
                           ===========  ===========   ===========  ===========  ===========   ========
FUND SHARE
 INFORMATION
Number of shares..........     636,960    2,951,459     1,031,305      819,053    1,678,333     33,860
                           ===========  ===========   ===========  ===========  ===========   ========
Cost of investments....... $ 9,520,113  $34,029,390   $27,692,870  $11,844,555  $32,038,725   $852,528
                           ===========  ===========   ===========  ===========  ===========   ========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................ $     12.93  $     12.84   $     10.26  $     14.27  $     11.08   $   6.30
                           ===========  ===========   ===========  ===========  ===========   ========
    Highest............... $     14.14  $     14.04   $     11.21  $     15.61  $     12.12   $  16.18
                           ===========  ===========   ===========  ===========  ===========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE
                                      INSURANCE      INSURANCE     INSURANCE    INSURANCE    INSURANCE     INSURANCE
                                        TRUST          TRUST         TRUST        TRUST        TRUST         TRUST
                                     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ --------------- ------------ ------------ ------------ -------------
                                         MFS            MFS         MFS NEW                 MFS RESEARCH
                                     HIGH INCOME  INVESTORS TRUST  DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES
                                     ------------ --------------- ------------ ------------ ------------ -------------
ASSETS
Investments at fair value...........   $535,897     $1,665,690     $2,007,644    $608,261    $1,366,632    $256,646
                                       --------     ----------     ----------    --------    ----------    --------
    Total assets....................   $535,897     $1,665,690     $2,007,644    $608,261    $1,366,632    $256,646
                                       ========     ==========     ==========    ========    ==========    ========
NET ASSETS
Accumulation units..................   $535,897     $1,660,300     $2,007,644    $603,311    $1,362,401    $256,646
Contracts in payout (annuitization)
 period.............................         --          5,390             --       4,950         4,231          --
                                       --------     ----------     ----------    --------    ----------    --------
    Total net assets................   $535,897     $1,665,690     $2,007,644    $608,261    $1,366,632    $256,646
                                       ========     ==========     ==========    ========    ==========    ========
FUND SHARE INFORMATION
Number of shares....................     61,036         83,118        109,647      31,946       107,949      10,156
                                       ========     ==========     ==========    ========    ==========    ========
Cost of investments.................   $540,028     $1,464,467     $1,527,496    $575,397    $1,257,194    $221,791
                                       ========     ==========     ==========    ========    ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.56     $     9.31     $    12.35    $   8.17    $    16.67    $  19.82
                                       ========     ==========     ==========    ========    ==========    ========
    Highest.........................   $  15.24     $    11.45     $    25.71    $  10.82    $    17.44    $  20.77
                                       ========     ==========     ==========    ========    ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                        INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                          TRUST           TRUST           TRUST           TRUST           TRUST
                                     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-                                    --------------- --------------- --------------- --------------- ---------------
                                                      MFS INVESTORS      MFS NEW
                                       MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES
                                     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
-                                    --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value...........    $264,706        $182,975        $321,846        $167,945       $1,401,341
                                        --------        --------        --------        --------       ----------
    Total assets....................    $264,706        $182,975        $321,846        $167,945       $1,401,341
                                        ========        ========        ========        ========       ==========
NET ASSETS
Accumulation units..................    $264,706        $182,975        $321,846        $167,945       $1,401,341
Contracts in payout (annuitization)
 period.............................          --              --              --              --               --
                                        --------        --------        --------        --------       ----------
    Total net assets................    $264,706        $182,975        $321,846        $167,945       $1,401,341
                                        ========        ========        ========        ========       ==========
FUND SHARE INFORMATION
Number of shares....................      10,907           9,172          18,142           8,872           56,166
                                        ========        ========        ========        ========       ==========
Cost of investments.................    $188,819        $147,838        $232,988        $117,761       $1,197,542
                                        ========        ========        ========        ========       ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................    $   9.31        $   9.88        $  12.72        $   9.91       $    15.76
                                        ========        ========        ========        ========       ==========
    Highest.........................    $  15.00        $  13.31        $  17.95        $  14.43       $    22.00
                                        ========        ========        ========        ========       ==========

                                     MORGAN STANLEY
                                        VARIABLE
                                       INVESTMENT
                                         SERIES
                                      SUB-ACCOUNT
-                                    --------------

                                       AGGRESSIVE
                                         EQUITY
-                                    --------------
ASSETS
Investments at fair value...........  $14,195,986
                                      -----------
    Total assets....................  $14,195,986
                                      ===========
NET ASSETS
Accumulation units..................  $14,138,804
Contracts in payout (annuitization)
 period.............................       57,182
                                      -----------
    Total net assets................  $14,195,986
                                      ===========
FUND SHARE INFORMATION
Number of shares....................      732,885
                                      ===========
Cost of investments.................  $ 9,662,527
                                      ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     10.45
                                      ===========
    Highest.........................  $     16.75
                                      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                           MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                              CAPITAL        EUROPEAN                      LIMITED
                           OPPORTUNITIES      EQUITY      INCOME PLUS      DURATION     MONEY MARKET    STRATEGIST
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $208,335,456   $50,452,083    $98,115,738    $13,853,164    $54,828,691    $119,745,774
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total assets..........  $208,335,456   $50,452,083    $98,115,738    $13,853,164    $54,828,691    $119,745,774
                            ============   ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $206,386,711   $50,010,705    $96,729,054    $13,809,066    $53,825,847    $117,860,282
Contracts in payout
 (annuitization) period...     1,948,745       441,378      1,386,684         44,098      1,002,844       1,885,492
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total net assets......  $208,335,456   $50,452,083    $98,115,738    $13,853,164    $54,828,691    $119,745,774
                            ============   ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     5,199,288     3,143,432      8,713,653      1,789,814     54,828,691       9,239,643
                            ============   ===========    ===========    ===========    ===========    ============
Cost of investments.......  $162,603,236   $54,535,934    $91,450,375    $16,398,053    $54,828,691    $134,621,162
                            ============   ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      10.22   $      9.54    $     14.56    $      9.45    $     10.09    $      11.81
                            ============   ===========    ===========    ===========    ===========    ============
    Highest...............  $     139.34   $     46.07    $     42.84    $     11.37    $     25.06    $      51.15
                            ============   ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                        MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                        MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                           VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                          INVESTMENT        SERIES           SERIES           SERIES           SERIES           SERIES
                            SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        -------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                          AGGRESSIVE        CAPITAL          EUROPEAN          INCOME          LIMITED
                                            EQUITY       OPPORTUNITIES        EQUITY            PLUS           DURATION
                          UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        -------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
 value.................  $56,101,034     $17,487,620      $64,428,077      $17,218,905      $121,240,212     $52,203,681
                         -----------     -----------      -----------      -----------      ------------     -----------
    Total assets.......  $56,101,034     $17,487,620      $64,428,077      $17,218,905      $121,240,212     $52,203,681
                         ===========     ===========      ===========      ===========      ============     ===========
NET ASSETS
Accumulation units.....  $55,222,046     $17,487,620      $64,395,200      $17,173,279      $121,211,761     $52,149,503
Contracts in payout
 (annuitization)
 period................      878,988              --           32,877           45,626            28,451          54,178
                         -----------     -----------      -----------      -----------      ------------     -----------
    Total net assets...  $56,101,034     $17,487,620      $64,428,077      $17,218,905      $121,240,212     $52,203,681
                         ===========     ===========      ===========      ===========      ============     ===========
FUND SHARE
 INFORMATION
Number of shares.......    6,900,496         922,343        1,620,017        1,077,528        10,805,723       6,762,135
                         ===========     ===========      ===========      ===========      ============     ===========
Cost of investments....  $84,426,254     $10,598,710      $40,082,885      $18,457,764      $113,123,898     $63,273,029
                         ===========     ===========      ===========      ===========      ============     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $      9.46     $      9.82      $      9.47      $      8.98      $      12.43     $      8.30
                         ===========     ===========      ===========      ===========      ============     ===========
    Highest............  $     35.49     $     21.48      $     19.99      $     16.48      $      17.07     $     10.20
                         ===========     ===========      ===========      ===========      ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY  NEUBERGER &
                               VARIABLE         VARIABLE         VARIABLE        BERMAN
                              INVESTMENT       INVESTMENT       INVESTMENT      ADVISORS    OPPENHEIMER   OPPENHEIMER
                                SERIES           SERIES           SERIES       MANAGEMENT    VARIABLE      VARIABLE
                           (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST     ACCOUNT FUNDS ACCOUNT FUNDS
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------- ---------------- ---------------- ------------ ------------- -------------
                                                                                                          OPPENHEIMER
                             MONEY MARKET      STRATEGIST       UTILITIES                   OPPENHEIMER     CAPITAL
                           (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) AMT PARTNERS   BALANCED    APPRECIATION
                           ---------------- ---------------- ---------------- ------------ ------------- -------------
ASSETS
Investments at fair value.   $64,508,380      $55,141,639      $15,392,028      $33,687     $2,237,153    $4,390,422
                             -----------      -----------      -----------      -------     ----------    ----------
    Total assets..........   $64,508,380      $55,141,639      $15,392,028      $33,687     $2,237,153    $4,390,422
                             ===========      ===========      ===========      =======     ==========    ==========
NET ASSETS
Accumulation units........   $64,459,440      $55,089,255      $15,344,349      $33,687     $2,110,460    $4,390,422
Contracts in payout
 (annuitization) period...        48,940           52,384           47,679           --        126,693            --
                             -----------      -----------      -----------      -------     ----------    ----------
    Total net assets......   $64,508,380      $55,141,639      $15,392,028      $33,687     $2,237,153    $4,390,422
                             ===========      ===========      ===========      =======     ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........    64,508,380        4,274,546        1,900,250        2,989        195,044       108,808
                             ===========      ===========      ===========      =======     ==========    ==========
Cost of investments.......   $64,508,380      $60,782,301      $22,692,880      $44,582     $2,606,102    $4,024,479
                             ===========      ===========      ===========      =======     ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $      9.44      $     11.23      $      8.55      $ 13.58     $     9.30    $     7.55
                             ===========      ===========      ===========      =======     ==========    ==========
    Highest...............   $     10.86      $     15.68      $     17.58      $ 14.32     $    12.01    $    12.15
                             ===========      ===========      ===========      =======     ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                             VARIABLE      VARIABLE        VARIABLE       VARIABLE      VARIABLE      VARIABLE
                           ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ---------------- ------------- ------------- -------------
                                          OPPENHEIMER    OPPENHEIMER                                 OPPENHEIMER
                            OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER   MAIN STREET
                             CORE BOND    SECURITIES        INCOME       HIGH INCOME   MAIN STREET    SMALL CAP
                           ------------- ------------- ---------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $1,468,878    $3,973,077      $3,331,292     $  385,337    $2,276,657    $1,628,386
                            ----------    ----------      ----------     ----------    ----------    ----------
    Total assets..........  $1,468,878    $3,973,077      $3,331,292     $  385,337    $2,276,657    $1,628,386
                            ==========    ==========      ==========     ==========    ==========    ==========
NET ASSETS
Accumulation units........  $1,468,878    $3,965,865      $3,331,292     $  384,398    $2,254,423    $1,625,762
Contracts in payout
 (annuitization) period...          --         7,212              --            939        22,234         2,624
                            ----------    ----------      ----------     ----------    ----------    ----------
    Total net assets......  $1,468,878    $3,973,077      $3,331,292     $  385,337    $2,276,657    $1,628,386
                            ==========    ==========      ==========     ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     190,023       131,125         597,006        180,910       109,035        92,208
                            ==========    ==========      ==========     ==========    ==========    ==========
Cost of investments.......  $1,924,826    $3,493,898      $2,917,659     $1,049,732    $2,109,928    $1,238,262
                            ==========    ==========      ==========     ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     9.84    $    12.91      $    16.58     $     3.72    $     8.72    $    20.46
                            ==========    ==========      ==========     ==========    ==========    ==========
    Highest...............  $    10.30    $    20.98      $    18.85     $     3.89    $    13.11    $    21.41
                            ==========    ==========      ==========     ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                            OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                             VARIABLE         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                           OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                             VARIABLE     (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                          ACCOUNT FUNDS       ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                         ---------------- --------------- ----------------- --------------- --------------- ----------------
                           OPPENHEIMER                       OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                         SMALL- & MID-CAP   OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC
                              GROWTH       BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)
                         ---------------- --------------- ----------------- --------------- --------------- ----------------
ASSETS
Investments at fair
 value..................     $761,717       $17,336,584      $41,804,184      $35,710,825     $23,049,955     $95,404,183
                             --------       -----------      -----------      -----------     -----------     -----------
    Total assets........     $761,717       $17,336,584      $41,804,184      $35,710,825     $23,049,955     $95,404,183
                             ========       ===========      ===========      ===========     ===========     ===========
NET ASSETS
Accumulation units......     $761,717       $17,296,690      $41,689,755      $35,687,861     $22,857,888     $94,651,860
Contracts in payout
 (annuitization) period.           --            39,894          114,429           22,964         192,067         752,323
                             --------       -----------      -----------      -----------     -----------     -----------
    Total net assets....     $761,717       $17,336,584      $41,804,184      $35,710,825     $23,049,955     $95,404,183
                             ========       ===========      ===========      ===========     ===========     ===========
FUND SHARE
 INFORMATION
Number of shares........       16,363         1,527,452        1,045,366        4,668,082         767,309      16,796,511
                             ========       ===========      ===========      ===========     ===========     ===========
Cost of investments.....     $709,840       $22,332,133      $37,642,653      $43,627,965     $21,528,007     $86,374,680
                             ========       ===========      ===========      ===========     ===========     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............     $   4.65       $     10.81      $     11.82      $      7.07     $     18.91     $     15.06
                             ========       ===========      ===========      ===========     ===========     ===========
    Highest.............     $  11.54       $     12.14      $     13.19      $      7.73     $     21.24     $     16.92
                             ========       ===========      ===========      ===========     ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                       OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                      ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS         PIMCO             PIMCO
                     (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES       VARIABLE         VARIABLE
                         ("SS"))          ("SS"))          ("SS"))         ("SS"))       INSURANCE TRUST   INSURANCE TRUST
                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                     ---------------- ---------------- --------------- ---------------- ------------------ ---------------
                                                         OPPENHEIMER     OPPENHEIMER
                       OPPENHEIMER      OPPENHEIMER      MAIN STREET   SMALL- & MID-CAP    FOREIGN BOND
                     HIGH INCOME (SS) MAIN STREET (SS) SMALL CAP (SS)    GROWTH (SS)    (US DOLLAR-HEDGED)  MONEY MARKET
                     ---------------- ---------------- --------------- ---------------- ------------------ ---------------
ASSETS
Investments at fair
 value..............   $15,511,751      $64,078,521      $28,817,484     $10,364,995          $1,391           $21,847
                       -----------      -----------      -----------     -----------          ------           -------
    Total assets....   $15,511,751      $64,078,521      $28,817,484     $10,364,995          $1,391           $21,847
                       ===========      ===========      ===========     ===========          ======           =======
NET ASSETS
Accumulation units..   $15,458,855      $63,966,166      $28,667,220     $10,352,559          $1,391           $21,847
Contracts in payout
 (annuitization)
 period.............        52,896          112,355          150,264          12,436              --                --
                       -----------      -----------      -----------     -----------          ------           -------
    Total net
     assets.........   $15,511,751      $64,078,521      $28,817,484     $10,364,995          $1,391           $21,847
                       ===========      ===========      ===========     ===========          ======           =======
FUND SHARE
 INFORMATION
Number of shares....     7,248,482        3,094,086        1,646,713         228,003             139            21,847
                       ===========      ===========      ===========     ===========          ======           =======
Cost of investments.   $30,863,730      $60,658,007      $24,484,736     $ 9,572,094          $1,408           $21,847
                       ===========      ===========      ===========     ===========          ======           =======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest..........   $      3.95      $     12.97      $     18.52     $     12.61          $14.00           $ 10.40
                       ===========      ===========      ===========     ===========          ======           =======
    Highest.........   $      4.43      $     14.57      $     20.80     $     14.16          $14.00           $ 10.40
                       ===========      ===========      ===========     ===========          ======           =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                PIMCO           PIMCO           PIMCO            PIMCO            PIMCO         PUTNAM
                              VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE      VARIABLE
                           INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST     TRUST
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           --------------- --------------- ---------------- ---------------- ---------------- -----------
                                              PIMCO VIT       PIMCO VIT
                                              COMMODITY        EMERGING        PIMCO VIT        PIMCO VIT     VT AMERICAN
                             PIMCO TOTAL     REALRETURN      MARKETS BOND     REAL RETURN      TOTAL RETURN   GOVERNMENT
                               RETURN         STRATEGY     (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)   INCOME
                           --------------- --------------- ---------------- ---------------- ---------------- -----------
ASSETS
Investments at fair value.     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,972,734
                               ------        ----------       ----------       ----------      -----------    -----------
    Total assets..........     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,972,734
                               ======        ==========       ==========       ==========      ===========    ===========
NET ASSETS
Accumulation units........     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,549,958
Contracts in payout
 (annuitization) period...         --                --               --               --               --        422,776
                               ------        ----------       ----------       ----------      -----------    -----------
    Total net assets......     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,972,734
                               ======        ==========       ==========       ==========      ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........        114           620,402          183,399          682,499        2,885,670      3,004,172
                               ======        ==========       ==========       ==========      ===========    ===========
Cost of investments.......     $1,200        $6,089,567       $2,415,459       $8,485,224      $30,664,042    $35,248,955
                               ======        ==========       ==========       ==========      ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................     $15.65        $    10.33       $    12.63       $    11.88      $     12.91    $      8.94
                               ======        ==========       ==========       ==========      ===========    ===========
    Highest...............     $15.65        $    10.99       $    13.44       $    12.63      $     13.73    $     18.02
                               ======        ==========       ==========       ==========      ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT             VT         VT GEORGE          VT             VT
                              CAPITAL      DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET      GLOBAL
                           OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION       EQUITY
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $5,846,651    $40,914,115    $95,741,147    $ 76,075,659   $32,763,595    $21,877,889
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total assets..........   $5,846,651    $40,914,115    $95,741,147    $ 76,075,659   $32,763,595    $21,877,889
                             ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units........   $5,846,651    $40,737,635    $95,468,977    $ 75,823,660   $32,733,716    $21,830,690
Contracts in payout
 (annuitization) period...           --        176,480        272,170         251,999        29,879         47,199
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets......   $5,846,651    $40,914,115    $95,741,147    $ 76,075,659   $32,763,595    $21,877,889
                             ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      356,286      5,225,302      7,123,597      10,610,273     2,201,854      2,021,986
                             ==========    ===========    ===========    ============   ===========    ===========
Cost of investments.......   $5,000,741    $42,340,166    $71,185,583    $104,356,270   $31,433,021    $29,906,192
                             ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.71    $     12.66    $      8.44    $       9.49   $     10.69    $      5.24
                             ==========    ===========    ===========    ============   ===========    ===========
    Highest...............   $    20.33    $     18.49    $     16.33    $      11.66   $     16.01    $     11.81
                             ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                             VT GLOBAL      VT GLOBAL    VT GROWTH AND    VT GROWTH          VT             VT
                            HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD       INCOME
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $30,166,778    $18,568,217    $184,254,536   $10,973,183    $56,454,249    $127,121,386
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $30,166,778    $18,568,217    $184,254,536   $10,973,183    $56,454,249    $127,121,386
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $30,155,139    $18,561,346    $183,842,228   $10,939,612    $56,306,578    $126,494,102
Contracts in payout
 (annuitization) period...       11,639          6,871         412,308        33,571        147,671         627,284
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $30,166,778    $18,568,217    $184,254,536   $10,973,183    $56,454,249    $127,121,386
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,464,606      1,415,260      11,352,713     1,952,524      8,099,605      10,567,031
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $28,648,419    $19,952,913    $240,004,420   $11,693,695    $55,464,230    $126,896,601
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.76    $     10.15    $       9.16   $      4.36    $     12.58    $      12.02
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     13.78    $     19.74    $      14.38   $     12.96    $     20.10    $      17.10
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT             VT                                           VT
                           INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                       VT         MULTI-CAP
                               EQUITY         GROWTH         VALUE       VT INVESTORS   MONEY MARKET      GROWTH
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $132,418,273   $19,448,167    $23,612,414    $64,481,041    $114,781,575   $101,745,163
                            ------------   -----------    -----------    -----------    ------------   ------------
    Total assets..........  $132,418,273   $19,448,167    $23,612,414    $64,481,041    $114,781,575   $101,745,163
                            ============   ===========    ===========    ===========    ============   ============
NET ASSETS
Accumulation units........  $132,101,896   $19,392,125    $23,575,506    $64,276,087    $114,180,570   $101,606,078
Contracts in payout
 (annuitization) period...       316,377        56,042         36,908        204,954         601,005        139,085
                            ------------   -----------    -----------    -----------    ------------   ------------
    Total net assets......  $132,418,273   $19,448,167    $23,612,414    $64,481,041    $114,781,575   $101,745,163
                            ============   ===========    ===========    ===========    ============   ============
FUND SHARE
 INFORMATION
Number of shares..........    11,240,940     1,128,084      2,525,392      6,377,947     114,781,575      4,999,762
                            ============   ===========    ===========    ===========    ============   ============
Cost of investments.......  $168,897,146   $16,464,945    $32,759,457    $71,437,123    $114,781,575   $107,645,339
                            ============   ===========    ===========    ===========    ============   ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $       8.28   $      6.42    $     10.37    $      5.84    $       9.36   $       4.77
                            ============   ===========    ===========    ===========    ============   ============
    Highest...............  $      17.05   $     13.60    $     15.48    $     14.24    $      11.96   $      16.71
                            ============   ===========    ===========    ===========    ============   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                                       THE UNIVERSAL  THE UNIVERSAL
                               PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL  INSTITUTIONAL
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.    FUNDS, INC.
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                       VAN KAMPEN
                                                                                                        UIF CORE
                            VT MULTI-CAP                  VT SMALL CAP                 VAN KAMPEN UIF  PLUS FIXED
                               VALUE       VT RESEARCH       VALUE        VT VOYAGER   CAPITAL GROWTH    INCOME
                           -------------- -------------- -------------- -------------- -------------- -------------
ASSETS
Investments at fair value.   $8,199,256    $32,906,491    $57,624,299    $156,357,883   $30,980,284    $  967,113
                             ----------    -----------    -----------    ------------   -----------    ----------
    Total assets..........   $8,199,256    $32,906,491    $57,624,299    $156,357,883   $30,980,284    $  967,113
                             ==========    ===========    ===========    ============   ===========    ==========
NET ASSETS
Accumulation units........   $8,196,452    $32,823,591    $57,585,479    $156,007,968   $30,956,268    $  967,113
Contracts in payout
 (annuitization) period...        2,804         82,900         38,820         349,915        24,016            --
                             ----------    -----------    -----------    ------------   -----------    ----------
    Total net assets......   $8,199,256    $32,906,491    $57,624,299    $156,357,883   $30,980,284    $  967,113
                             ==========    ===========    ===========    ============   ===========    ==========
FUND SHARE
 INFORMATION
Number of shares..........      636,588      2,717,299      4,181,734       4,044,436     1,496,632        96,615
                             ==========    ===========    ===========    ============   ===========    ==========
Cost of investments.......   $8,599,251    $32,578,294    $63,854,215    $146,781,253   $22,614,909    $1,021,173
                             ==========    ===========    ===========    ============   ===========    ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................   $    13.39    $      7.35    $     12.67    $       7.11   $      8.48    $    11.58
                             ==========    ===========    ===========    ============   ===========    ==========
    Highest...............   $    18.18    $     14.49    $     24.65    $      17.54   $     15.81    $    14.90
                             ==========    ===========    ===========    ============   ===========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                         THE UNIVERSAL  THE UNIVERSAL
                        THE UNIVERSAL     THE UNIVERSAL     THE UNIVERSAL  THE UNIVERSAL INSTITUTIONAL  INSTITUTIONAL
                        INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL  INSTITUTIONAL  FUNDS, INC.    FUNDS, INC.
                         FUNDS, INC.       FUNDS, INC.       FUNDS, INC.    FUNDS, INC.    (CLASS II)    (CLASS II)
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------------- -------------- ------------- -------------- -------------
                                            VAN KAMPEN                                                   VAN KAMPEN
                          VAN KAMPEN        UIF GLOBAL                      VAN KAMPEN   VAN KAMPEN UIF UIF EMERGING
                         UIF EMERGING     TACTICAL ASSET    VAN KAMPEN UIF   UIF U.S.    CAPITAL GROWTH MARKETS DEBT
                        MARKETS EQUITY ALLOCATION PORTFOLIO MID CAP GROWTH  REAL ESTATE    (CLASS II)    (CLASS II)
                        -------------- -------------------- -------------- ------------- -------------- -------------
ASSETS
Investments at fair
 value.................  $41,174,349       $16,486,294       $23,535,600    $25,795,552   $10,101,083    $21,338,173
                         -----------       -----------       -----------    -----------   -----------    -----------
    Total assets.......  $41,174,349       $16,486,294       $23,535,600    $25,795,552   $10,101,083    $21,338,173
                         ===========       ===========       ===========    ===========   ===========    ===========
NET ASSETS
Accumulation units.....  $41,060,107       $16,426,998       $23,481,862    $25,748,119   $10,080,730    $21,252,178
Contracts in payout
 (annuitization)
 period................      114,242            59,296            53,738         47,433        20,353         85,995
                         -----------       -----------       -----------    -----------   -----------    -----------
    Total net assets...  $41,174,349       $16,486,294       $23,535,600    $25,795,552   $10,101,083    $21,338,173
                         ===========       ===========       ===========    ===========   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    2,677,136         1,829,777         1,941,881      1,998,106       495,394      2,634,342
                         ===========       ===========       ===========    ===========   ===========    ===========
Cost of investments....  $35,228,554       $20,005,663       $18,895,563    $28,307,285   $ 6,786,828    $21,465,453
                         ===========       ===========       ===========    ===========   ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $     18.78       $      9.31       $     18.43    $     19.46   $     13.54    $     16.49
                         ===========       ===========       ===========    ===========   ===========    ===========
    Highest............  $     32.40       $     13.51       $     22.72    $     33.83   $     17.19    $     22.52
                         ===========       ===========       ===========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                     INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- ------------- ------------- -------------- -------------
                                       VAN KAMPEN    VAN KAMPEN    VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                      UIF EMERGING   UIF GLOBAL    UIF MID CAP  SMALL COMPANY    UIF U.S.
                                     MARKETS EQUITY   FRANCHISE      GROWTH         GROWTH      REAL ESTATE
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                     -------------- ------------- ------------- -------------- -------------
ASSETS
Investments at fair value...........  $18,754,991    $65,405,564   $35,651,175   $15,509,630    $54,625,961
                                      -----------    -----------   -----------   -----------    -----------
    Total assets....................  $18,754,991    $65,405,564   $35,651,175   $15,509,630    $54,625,961
                                      ===========    ===========   ===========   ===========    ===========
NET ASSETS
Accumulation units..................  $18,754,425    $64,985,339   $35,623,228   $15,456,836    $54,410,247
Contracts in payout (annuitization)
 period.............................          566        420,225        27,947        52,794        215,714
                                      -----------    -----------   -----------   -----------    -----------
    Total net assets................  $18,754,991    $65,405,564   $35,651,175   $15,509,630    $54,625,961
                                      ===========    ===========   ===========   ===========    ===========
FUND SHARE INFORMATION
Number of shares....................    1,222,620      4,380,815     2,968,458       919,362      4,254,358
                                      ===========    ===========   ===========   ===========    ===========
Cost of investments.................  $17,127,349    $63,269,399   $30,825,772   $12,926,124    $61,694,087
                                      ===========    ===========   ===========   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest..........................  $     34.13    $     14.61   $     11.88   $     19.05    $     19.67
                                      ===========    ===========   ===========   ===========    ===========
    Highest.........................  $     37.78    $     19.78   $     25.28   $     21.26    $     24.87
                                      ===========    ===========   ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST                                             AST         AST
                                               ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                              STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                                 ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                              ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   64,982   $ 25,422     $   503     $   643     $  245      $   63
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (111,462)   (33,957)     (1,468)       (732)      (200)        (78)
    Administrative expense...................    (10,677)    (3,458)       (157)        (73)       (23)         (9)
                                              ----------   --------     -------     -------     ------      ------
    Net investment income (loss).............    (57,157)   (11,993)     (1,122)       (162)        22         (24)
                                              ----------   --------     -------     -------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  1,315,339    590,732      16,874      16,346        236       8,713
    Cost of investments sold.................  1,293,825    530,624      16,600      21,890        335       7,596
                                              ----------   --------     -------     -------     ------      ------
       Realized gains (losses) on fund
        shares...............................     21,514     60,108         274      (5,544)       (99)      1,117
Realized gain distributions..................         --         --          --          --         --          --
                                              ----------   --------     -------     -------     ------      ------
    Net realized gains (losses)..............     21,514     60,108         274      (5,544)       (99)      1,117
Change in unrealized gains (losses)..........    697,364    198,289      13,798       9,650      1,797        (605)
                                              ----------   --------     -------     -------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................    718,878    258,397      14,072       4,106      1,698         512
                                              ----------   --------     -------     -------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  661,721   $246,404     $12,950     $ 3,944     $1,720      $  488
                                              ==========   ========     =======     =======     ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT PUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                              AST
                                                  AST         AST         AST         AST         AST       CAPITAL
                                               BALANCED      BOND        BOND        BOND        BOND       GROWTH
                                                 ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET
                                              ALLOCATION     2018        2019        2020      2021 (A)   ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   72,612   $ 10,523    $  2,966    $     --    $     --   $   62,400
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (117,008)   (15,949)     (7,204)     (4,982)     (1,092)     (86,407)
    Administrative expense...................    (13,382)    (1,710)       (672)       (479)       (116)      (8,638)
                                              ----------   --------    --------    --------    --------   ----------
    Net investment income (loss).............    (57,778)    (7,136)     (4,910)     (5,461)     (1,208)     (32,645)
                                              ----------   --------    --------    --------    --------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,015,771    680,769     204,264     600,937     419,527    1,445,448
    Cost of investments sold.................  1,780,463    618,002     198,284     590,169     435,125    1,402,997
                                              ----------   --------    --------    --------    --------   ----------
       Realized gains (losses) on fund
        shares...............................    235,308     62,767       5,980      10,768     (15,598)      42,451
Realized gain distributions..................         --     40,666      22,153          --          --           --
                                              ----------   --------    --------    --------    --------   ----------
    Net realized gains (losses)..............    235,308    103,433      28,133      10,768     (15,598)      42,451
Change in unrealized gains (losses)..........    691,338     32,020      10,035       2,000      (5,046)     599,534
                                              ----------   --------    --------    --------    --------   ----------
    Net realized and unrealized gains
     (losses) on investments.................    926,646    135,453      38,168      12,768     (20,644)     641,985
                                              ----------   --------    --------    --------    --------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  868,868   $128,317    $ 33,258    $  7,307    $(21,852)  $  609,340
                                              ==========   ========    ========    ========    ========   ==========

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST
                                                  CLS         CLS         AST         AST         AST         AST
                                                GROWTH     MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST
                                                 ASSET       ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED
                                              ALLOCATION  ALLOCATION    REALTY       VALUE      GROWTH      TARGET
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   980    $  9,305     $  660      $  248      $    6    $   42,604
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (3,148)    (24,091)      (532)       (189)       (143)      (39,777)
    Administrative expense...................      (443)     (2,567)       (56)        (24)        (18)       (4,091)
                                                -------    --------     ------      ------      ------    ----------
    Net investment income (loss).............    (2,611)    (17,353)        72          35        (155)       (1,264)
                                                -------    --------     ------      ------      ------    ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    78,942     263,156      5,435       2,398       2,181     1,023,404
    Cost of investments sold.................    64,762     230,709      6,049       2,719       2,293       933,134
                                                -------    --------     ------      ------      ------    ----------
       Realized gains (losses) on fund
        shares...............................    14,180      32,447       (614)       (321)       (112)       90,270
Realized gain distributions..................        --          --         --          --          --            --
                                                -------    --------     ------      ------      ------    ----------
    Net realized gains (losses)..............    14,180      32,447       (614)       (321)       (112)       90,270
Change in unrealized gains (losses)..........    20,987     149,458      9,122       2,010       3,444       217,257
                                                -------    --------     ------      ------      ------    ----------
    Net realized and unrealized gains
     (losses) on investments.................    35,167     181,905      8,508       1,689       3,332       307,527
                                                -------    --------     ------      ------      ------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $32,556    $164,552     $8,580      $1,724      $3,177    $  306,263
                                                =======    ========     ======      ======      ======    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                ADVANCED    ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                 SERIES      SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------ ----------- ------------ ----------- ----------- -----------
                                                  AST                      AST          AST         AST
                                              FIRST TRUST                GOLDMAN      GOLDMAN     GOLDMAN
                                                CAPITAL        AST        SACHS        SACHS       SACHS
                                              APPRECIATION   GLOBAL    CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                                 TARGET    REAL ESTATE    GROWTH      GROWTH       VALUE    HIGH YIELD
                                              ------------ ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  104,296     $ 24        $   39      $    --     $    81     $ 1,122
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (179,209)     (13)         (496)        (575)        (97)       (590)
    Administrative expense...................     (17,162)      (2)          (69)         (73)        (10)        (80)
                                               ----------     ----        ------      -------     -------     -------
    Net investment income (loss).............     (92,075)       9          (526)        (648)        (26)        452
                                               ----------     ----        ------      -------     -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   5,457,063      845           642       18,305      12,038      15,541
    Cost of investments sold.................   5,392,791      542           582       20,705      13,274      14,003
                                               ----------     ----        ------      -------     -------     -------
       Realized gains (losses) on fund
        shares...............................      64,272      303            60       (2,400)     (1,236)      1,538
Realized gain distributions..................          --       --            --           --          --          --
                                               ----------     ----        ------      -------     -------     -------
    Net realized gains (losses)..............      64,272      303            60       (2,400)     (1,236)      1,538
Change in unrealized gains (losses)..........   1,746,074      (75)        4,619       10,254         720       3,447
                                               ----------     ----        ------      -------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................   1,810,346      228         4,679        7,854        (516)      4,985
                                               ----------     ----        ------      -------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $1,718,271     $237        $4,153      $ 7,206     $  (542)    $ 5,437
                                               ==========     ====        ======      =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                                SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                                 TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                HORIZON     HORIZON                                   AST           AST
                                                GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                                 ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                              ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    531    $  2,180      $   193       $   616    $   200,297     $   661
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (2,070)     (6,313)        (653)         (846)       (64,016)       (715)
    Administrative expense...................      (225)       (749)         (90)         (112)        (7,227)        (75)
                                               --------    --------      -------       -------    -----------     -------
    Net investment income (loss).............    (1,764)     (4,882)        (550)         (342)       129,054        (129)
                                               --------    --------      -------       -------    -----------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   104,470     120,529       27,431        13,794     12,465,130      19,357
    Cost of investments sold.................    95,673     106,140       33,467        19,120     12,028,238      22,531
                                               --------    --------      -------       -------    -----------     -------
       Realized gains (losses) on fund
        shares...............................     8,797      14,389       (6,036)       (5,326)       436,892      (3,174)
Realized gain distributions..................        --          --           --            --        526,150          --
                                               --------    --------      -------       -------    -----------     -------
    Net realized gains (losses)..............     8,797      14,389       (6,036)       (5,326)       963,042      (3,174)
Change in unrealized gains (losses)..........     2,618      36,324       11,101        11,677       (524,306)      5,581
                                               --------    --------      -------       -------    -----------     -------
    Net realized and unrealized gains
     (losses) on investments.................    11,415      50,713        5,065         6,351        438,736       2,407
                                               --------    --------      -------       -------    -----------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  9,651    $ 45,831      $ 4,515       $ 6,009    $   567,790     $ 2,278
                                               ========    ========      =======       =======    ===========     =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     LORD ABBETT   MARSICO       AST         AST         AST
                                               LARGE-CAP     BOND-      CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                                 VALUE     DEBENTURE    GROWTH      EQUITY      GROWTH       VALUE
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $    80     $ 3,390     $   486     $   185     $   19      $  239
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............       (70)       (579)       (978)       (407)      (149)       (483)
    Administrative expense...................        (8)        (83)       (108)        (57)       (22)        (54)
                                                -------     -------     -------     -------     ------      ------
    Net investment income (loss).............         2       2,728        (600)       (279)      (152)       (298)
                                                -------     -------     -------     -------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     6,988      14,843      15,496       5,826      1,561       6,157
    Cost of investments sold.................    12,207      15,142      19,454       7,568      1,579       6,333
                                                -------     -------     -------     -------     ------      ------
       Realized gains (losses) on fund
        shares...............................    (5,219)       (299)     (3,958)     (1,742)       (18)       (176)
Realized gain distributions..................        --          --          --          --         --          --
                                                -------     -------     -------     -------     ------      ------
    Net realized gains (losses)..............    (5,219)       (299)     (3,958)     (1,742)       (18)       (176)
Change in unrealized gains (losses)..........     5,208       3,590      15,680       5,847      1,820       7,059
                                                -------     -------     -------     -------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................       (11)      3,291      11,722       4,105      1,802       6,883
                                                -------     -------     -------     -------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $    (9)    $ 6,019     $11,122     $ 3,826     $1,650      $6,585
                                                =======     =======     =======     =======     ======      ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           NEUBERGER      AST         AST       NIEMANN       AST
                                                           BERMAN /    NEUBERGER   NEUBERGER    CAPITAL   PARAMETRIC
                                                  AST         LSV       BERMAN      BERMAN      GROWTH     EMERGING
                                                 MONEY      MID-CAP     MID-CAP    SMALL-CAP     ASSET      MARKETS
                                                MARKET       VALUE      GROWTH      GROWTH    ALLOCATION    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    230     $  413      $   --      $   --      $   790     $   153
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (10,212)      (406)       (311)        (82)      (2,900)       (397)
    Administrative expense...................    (1,302)       (52)        (43)        (11)        (322)        (45)
                                               --------     ------      ------      ------      -------     -------
    Net investment income (loss).............   (11,284)       (45)       (354)        (93)      (2,432)       (289)
                                               --------     ------      ------      ------      -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   630,131      4,670       7,698       1,009       67,777      22,795
    Cost of investments sold.................   630,131      5,024       8,533       1,031       59,909      19,278
                                               --------     ------      ------      ------      -------     -------
       Realized gains (losses) on fund
        shares...............................        --       (354)       (835)        (22)       7,868       3,517
Realized gain distributions..................        --         --          --          --           --          --
                                               --------     ------      ------      ------      -------     -------
    Net realized gains (losses)..............        --       (354)       (835)        (22)       7,868       3,517
Change in unrealized gains (losses)..........        --      7,373       8,091       1,348       16,087       2,174
                                               --------     ------      ------      ------      -------     -------
    Net realized and unrealized gains
     (losses) on investments.................        --      7,019       7,256       1,326       23,955       5,691
                                               --------     ------      ------      ------      -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(11,284)    $6,974      $6,902      $1,233      $21,523     $ 5,402
                                               ========     ======      ======      ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $ 3,210     $ 6,486     $  117,817    $  176     $  5,327      $  6
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,529)     (6,439)      (120,633)     (299)     (11,016)      (27)
    Administrative expense...................      (201)       (606)       (12,932)      (41)      (1,144)       (4)
                                                -------     -------     ----------    ------     --------      ----
    Net investment income (loss).............     1,480        (559)       (15,748)     (164)      (6,833)      (25)
                                                -------     -------     ----------    ------     --------      ----
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    54,737      86,276      2,558,688     6,063      175,809       844
    Cost of investments sold.................    57,717      83,040      2,220,791     6,217      151,100       678
                                                -------     -------     ----------    ------     --------      ----
       Realized gains (losses) on fund
        shares...............................    (2,980)      3,236        337,897      (154)      24,709       166
Realized gain distributions..................       190       6,265             --        --           --        --
                                                -------     -------     ----------    ------     --------      ----
    Net realized gains (losses)..............    (2,790)      9,501        337,897      (154)      24,709       166
Change in unrealized gains (losses)..........     5,059      13,194        418,793     3,678       54,863       582
                                                -------     -------     ----------    ------     --------      ----
    Net realized and unrealized gains
     (losses) on investments.................     2,269      22,695        756,690     3,524       79,572       748
                                                -------     -------     ----------    ------     --------      ----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $ 3,749     $22,136     $  740,942    $3,360     $ 72,739      $723
                                                =======     =======     ==========    ======     ========      ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE     AST
                                           SMALL-CAP      ASSET     T. ROWE PRICE   LARGE-CAP      NATURAL    UBS DYNAMIC
                                             VALUE     ALLOCATION    GLOBAL BOND     GROWTH       RESOURCES      ALPHA
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  130     $   53,873      $ 2,890       $    --       $   526     $ 14,918
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (353)       (78,969)      (1,271)         (433)       (1,520)     (51,157)
    Administrative expense...............      (44)        (8,009)        (156)          (53)         (177)      (5,257)
                                            ------     ----------      -------       -------       -------     --------
    Net investment income (loss).........     (267)       (33,105)       1,463          (486)       (1,171)     (41,496)
                                            ------     ----------      -------       -------       -------     --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,316      1,376,510       27,369        10,480        42,645      941,878
    Cost of investments sold.............    2,042      1,299,168       28,503        10,350        50,356      892,386
                                            ------     ----------      -------       -------       -------     --------
       Realized gains (losses) on
        fund shares......................      274         77,342       (1,134)          130        (7,711)      49,492
Realized gain distributions..............       --             --          544            --            --           --
                                            ------     ----------      -------       -------       -------     --------
    Net realized gains (losses)..........      274         77,342         (590)          130        (7,711)      49,492
Change in unrealized gains (losses)......    6,617        436,118        2,971         4,144        28,652      166,275
                                            ------     ----------      -------       -------       -------     --------
    Net realized and unrealized gains
     (losses) on investments.............    6,891        513,460        2,381         4,274        20,941      215,767
                                            ------     ----------      -------       -------       -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $6,624     $  480,355      $ 3,844       $ 3,788       $19,770     $174,271
                                            ======     ==========      =======       =======       =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                           ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED        ADVANCED
                                            SERIES      SERIES      SERIES      SERIES      SERIES          SERIES
                                            TRUST        TRUST       TRUST       TRUST       TRUST           TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ----------- ----------- ----------- ----------- -------------------
                                           FRANKLIN
                                          TEMPLETON                             PROFUND     PROFUND
                                         VIP FOUNDING   PROFUND     PROFUND       VP          VP            PROFUND
                                            FUNDS         VP          VP       LARGE-CAP    MID-CAP           VP
                                          ALLOCATION  FINANCIALS  HEALTH CARE    VALUE       VALUE    TELE-COMMUNICATIONS
                                         ------------ ----------- ----------- ----------- ----------- -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   66,084      $--        $ --      $  2,520      $ 12             $15
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (38,269)      (5)         (5)       (2,175)      (52)             (5)
    Administrative expense..............      (4,544)      --          --          (169)       (6)             --
                                          ----------      ---        ----      --------      ----             ---
    Net investment income (loss)........      23,271       (5)         (5)          176       (46)             10
                                          ----------      ---        ----      --------      ----             ---
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,143,262        6           5       260,929        67               6
    Cost of investments sold............   1,009,284        6           7       254,768        41               6
                                          ----------      ---        ----      --------      ----             ---
       Realized gains (losses) on
        fund shares.....................     133,978       --          (2)        6,161        26              --
Realized gain distributions.............         249       --          --            --        --              --
                                          ----------      ---        ----      --------      ----             ---
    Net realized gains (losses).........     134,227       --          (2)        6,161        26              --
Change in unrealized gains
 (losses)...............................      59,702        3          (5)       (2,680)      701              87
                                          ----------      ---        ----      --------      ----             ---
    Net realized and unrealized
     gains (losses) on
     investments........................     193,929        3          (7)        3,481       727              87
                                          ----------      ---        ----      --------      ----             ---
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  217,200      $(2)       $(12)     $  3,657      $681             $97
                                          ==========      ===        ====      ========      ====             ===

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                       ALLIANCE     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                       BERNSTEIN    BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                           ADVANCED    VARIABLE     VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                            SERIES      PRODUCT      PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                             TRUST    SERIES FUND  SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ----------- ------------- ------------- ------------- -------------
                                                                    ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                            PROFUND    ALLIANCE   BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                              VP       BERNSTEIN    GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                           UTILITIES  VPS GROWTH     INCOME         VALUE        GROWTH       CAP VALUE
                                          ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $1,110    $   14,134   $        --   $   544,887   $   57,067    $   68,188
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (584)     (400,439)   (1,109,532)     (309,606)    (319,680)     (370,502)
    Administrative expense...............      (65)      (40,342)      (88,355)      (40,148)     (25,840)      (47,866)
                                            ------    ----------   -----------   -----------   ----------    ----------
    Net investment income (loss).........      461      (426,647)   (1,197,887)      195,133     (288,453)     (350,180)
                                            ------    ----------   -----------   -----------   ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    4,457     5,240,530    12,366,166     4,999,437    4,129,242     5,701,117
    Cost of investments sold.............    4,187     5,234,684    16,832,039     6,560,500    4,113,562     5,843,712
                                            ------    ----------   -----------   -----------   ----------    ----------
       Realized gains (losses) on
        fund shares......................      270         5,846    (4,465,873)   (1,561,063)      15,680      (142,595)
Realized gain distributions..............       --            --            --            --           --            --
                                            ------    ----------   -----------   -----------   ----------    ----------
    Net realized gains (losses)..........      270         5,846    (4,465,873)   (1,561,063)      15,680      (142,595)
Change in unrealized gains (losses)......    1,830     3,591,488    13,071,892     1,965,294    1,730,774     6,055,299
                                            ------    ----------   -----------   -----------   ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............    2,100     3,597,334     8,606,019       404,231    1,746,454     5,912,704
                                            ------    ----------   -----------   -----------   ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $2,561    $3,170,687   $ 7,408,132   $   599,364   $1,458,001    $5,562,524
                                            ======    ==========   ===========   ===========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                            ALLIANCE                                         DREYFUS
                                            BERNSTEIN       AMERICAN         AMERICAN       SOCIALLY                   DREYFUS
                                            VARIABLE        CENTURY           CENTURY      RESPONSIBLE                VARIABLE
                                             PRODUCT        VARIABLE         VARIABLE        GROWTH    DREYFUS STOCK INVESTMENT
                                           SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.  FUND, INC.   INDEX FUND      FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ---------------- ----------------- ----------- ------------- -----------
                                                                                             DREYFUS
                                            ALLIANCE        AMERICAN         AMERICAN       SOCIALLY
                                          BERNSTEIN VPS     CENTURY         CENTURY VP     RESPONSIBLE DREYFUS STOCK VIF GROWTH
                                              VALUE       VP BALANCED    INTERNATIONAL (B) GROWTH FUND  INDEX FUND    & INCOME
                                          ------------- ---------------- ----------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  38,774       $   198            $100          $   140     $  8,975      $ 1,404
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (32,573)         (151)            (55)            (221)      (6,752)      (1,557)
    Administrative expense...............      (4,093)          (11)             (4)             (16)        (508)        (117)
                                            ---------       -------            ----          -------     --------      -------
    Net investment income (loss).........       2,108            36              41              (97)       1,715         (270)
                                            ---------       -------            ----          -------     --------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................     462,815        10,301              62            8,406      127,749       16,693
    Cost of investments sold.............     610,277        12,194              60           10,926      125,649       19,993
                                            ---------       -------            ----          -------     --------      -------
       Realized gains (losses) on
        fund shares......................    (147,462)       (1,893)              2           (2,520)       2,100       (3,300)
Realized gain distributions..............          --            --              --               --           --           --
                                            ---------       -------            ----          -------     --------      -------
    Net realized gains (losses)..........    (147,462)       (1,893)              2           (2,520)       2,100       (3,300)
Change in unrealized gains (losses)......     335,781         2,816             636            4,619       58,302       22,524
                                            ---------       -------            ----          -------     --------      -------
    Net realized and unrealized gains
     (losses) on investments.............     188,319           923             638            2,099       60,402       19,224
                                            ---------       -------            ----          -------     --------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 190,427       $   959            $679          $ 2,002     $ 62,117      $18,954
                                            =========       =======            ====          =======     ========      =======

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                DREYFUS
                                                VARIABLE       DWS         DWS          DWS          DWS           DWS
                                               INVESTMENT   VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                                                  FUND      SERIES I    SERIES I     SERIES I      SERIES I     SERIES I
                                              SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------ ----------- ----------- ------------- ------------ -------------
                                                                           DWS          DWS
                                                                         CAPITAL      GLOBAL         DWS           DWS
                                                  VIF          DWS       GROWTH    OPPORTUNITIES  GROWTH AND  INTERNATIONAL
                                              MONEY MARKET BOND VIP A     VIP A        VIP A     INCOME VIP A     VIP A
                                              ------------ ----------- ----------- ------------- ------------ -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $    101    $ 23,199    $ 11,009     $  4,669      $  7,418     $ 10,494
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (11,866)     (2,305)     (4,933)      (4,935)       (1,848)      (1,939)
    Administrative expense...................       (877)     (1,722)     (3,498)      (3,389)       (1,309)      (1,340)
                                                --------    --------    --------     --------      --------     --------
    Net investment income (loss).............    (12,642)     19,172       2,578       (3,655)        4,261        7,215
                                                --------    --------    --------     --------      --------     --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    622,073     252,938     389,410      395,076       170,200      133,729
    Cost of investments sold.................    622,073     281,506     363,670      395,429       217,042      191,856
                                                --------    --------    --------     --------      --------     --------
       Realized gains (losses) on fund
        shares...............................         --     (28,568)     25,740         (353)      (46,842)     (58,127)
Realized gain distributions..................         --          --          --           --            --           --
                                                --------    --------    --------     --------      --------     --------
    Net realized gains (losses)..............         --     (28,568)     25,740         (353)      (46,842)     (58,127)
Change in unrealized gains (losses)..........         --      41,679     135,218      258,843        92,058       41,605
                                                --------    --------    --------     --------      --------     --------
    Net realized and unrealized gains
     (losses) on investments.................         --      13,111     160,958      258,490        45,216      (16,522)
                                                --------    --------    --------     --------      --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $(12,642)   $ 32,283    $163,536     $254,835      $ 49,477     $ (9,307)
                                                ========    ========    ========     ========      ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                                               FIDELITY      FIDELITY
                                              DWS                      DWS       FEDERATED     VARIABLE      VARIABLE
                                           VARIABLE   DWS VARIABLE  VARIABLE     INSURANCE     INSURANCE     INSURANCE
                                           SERIES II   SERIES II    SERIES II     SERIES     PRODUCTS FUND PRODUCTS FUND
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ------------ ----------- ------------- ------------- -------------
                                                                       DWS
                                              DWS         DWS       SMALL CAP    FEDERATED
                                           BALANCED   MONEY MARKET   GROWTH        PRIME          VIP           VIP
                                           VIP A II     VIP A II    VIP A II   MONEY FUND II  CONTRAFUND   EQUITY-INCOME
                                          ----------- ------------ ----------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 45,584     $     53    $     --    $      128    $   76,117     $ 18,916
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (6,166)      (2,009)     (1,382)     (180,838)      (82,662)     (14,400)
    Administrative expense...............    (4,447)      (1,430)       (988)      (13,754)       (6,650)      (1,132)
                                           --------     --------    --------    ----------    ----------     --------
    Net investment income (loss).........    34,971       (3,386)     (2,370)     (194,464)      (13,195)       3,384
                                           --------     --------    --------    ----------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   353,827      286,379     124,270     5,197,209     1,969,987      319,218
    Cost of investments sold.............   354,014      286,379     139,272     5,197,209     2,236,759      393,845
                                           --------     --------    --------    ----------    ----------     --------
       Realized gains (losses) on
        fund shares......................      (187)          --     (15,002)           --      (266,772)     (74,627)
Realized gain distributions..............        --           --          --            --         2,755           --
                                           --------     --------    --------    ----------    ----------     --------
    Net realized gains (losses)..........      (187)          --     (15,002)           --      (264,017)     (74,627)
Change in unrealized gains (losses)......   116,215           --      96,083            --     1,197,876      206,521
                                           --------     --------    --------    ----------    ----------     --------
    Net realized and unrealized gains
     (losses) on investments.............   116,028           --      81,081            --       933,859      131,894
                                           --------     --------    --------    ----------    ----------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $150,999     $ (3,386)   $ 78,711    $ (194,464)   $  920,664     $135,278
                                           ========     ========    ========    ==========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY    FIDELITY VARIABLE
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                        INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                      PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- -----------------
                                                                                     VIP                        VIP ASSET
                                                         VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                       VIP GROWTH    HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                      ------------- ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    8,710     $ 94,290     $   93,362     $ 74,063      $ 19,243         $   709
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (41,966)     (15,580)       (62,262)     (26,731)      (17,340)         (1,199)
    Administrative expense...........      (3,357)      (1,272)        (5,009)      (2,240)       (1,409)            (89)
                                       ----------     --------     ----------     --------      --------         -------
    Net investment income
     (loss)..........................     (36,613)      77,438         26,091       45,092           494            (579)
                                       ----------     --------     ----------     --------      --------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     878,157      306,938      1,004,401      658,954       373,442           5,919
    Cost of investments sold.........   1,070,672      334,318      1,030,490      633,904       460,008           5,051
                                       ----------     --------     ----------     --------      --------         -------
       Realized gains (losses)
        on fund shares...............    (192,515)     (27,380)       (26,089)      25,050       (86,566)            868
Realized gain distributions..........      10,950           --         98,622       22,476         2,624             296
                                       ----------     --------     ----------     --------      --------         -------
    Net realized gains
     (losses)........................    (181,565)     (27,380)        72,533       47,526       (83,942)          1,164
Change in unrealized gains
 (losses)............................     867,975       96,864        524,321       50,752       209,554          11,259
                                       ----------     --------     ----------     --------      --------         -------
    Net realized and unrealized
     gains (losses) on
     investments.....................     686,410       69,484        596,854       98,278       125,612          12,423
                                       ----------     --------     ----------     --------      --------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  649,797     $146,922     $  622,945     $143,370      $126,106         $11,844
                                       ==========     ========     ==========     ========      ========         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------

                                                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM
                                       VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $   728,229        $ 13,706         $  173,399        $  132,921         $ 59,246
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (1,060,870)        (13,993)          (135,345)         (101,217)         (45,126)
    Administrative expense...........       (143,162)           (953)           (18,125)          (13,775)          (6,130)
                                         -----------        --------         ----------        ----------         --------
    Net investment income
     (loss)..........................       (475,803)         (1,240)            19,929            17,929            7,990
                                         -----------        --------         ----------        ----------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     14,761,117         241,495          3,368,441         2,089,835          358,354
    Cost of investments sold.........     19,043,898         307,849          3,466,031         2,164,113          370,545
                                         -----------        --------         ----------        ----------         --------
       Realized gains (losses)
        on fund shares...............     (4,282,781)        (66,354)           (97,590)          (74,278)         (12,191)
Realized gain distributions..........         33,011              --            172,816            55,555           24,283
                                         -----------        --------         ----------        ----------         --------
    Net realized gains
     (losses)........................     (4,249,770)        (66,354)            75,226           (18,723)          12,092
Change in unrealized gains
 (losses)............................     15,293,860         174,359            843,474           834,692          417,593
                                         -----------        --------         ----------        ----------         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     11,044,090         108,005            918,700           815,969          429,685
                                         -----------        --------         ----------        ----------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $10,568,287        $106,765         $  938,629        $  833,898         $437,675
                                         ===========        ========         ==========        ==========         ========

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------
                                         VIP FREEDOM
                                           INCOME
                                          PORTFOLIO
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $   52,409
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (50,254)
    Administrative expense...........        (6,791)
                                         ----------
    Net investment income
     (loss)..........................        (4,636)
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,422,714
    Cost of investments sold.........     1,382,183
                                         ----------
       Realized gains (losses)
        on fund shares...............        40,531
Realized gain distributions..........        83,974
                                         ----------
    Net realized gains
     (losses)........................       124,505
Change in unrealized gains
 (losses)............................        71,310
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       195,815
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  191,179
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                     VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                     INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                   PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                 (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                 ----------------- ----------------- ----------------- ----------------- -----------------
                                    VIP GROWTH                              VIP            VIP HIGH
                                     & INCOME         VIP GROWTH       GROWTH STOCK         INCOME         VIP INDEX 500
                                 (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $   44,720          $    64          $     --         $  562,420        $  117,656
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................      (146,615)          (3,357)          (19,295)          (112,186)          (96,502)
    Administrative expense......       (18,890)            (228)           (2,583)           (14,334)          (12,656)
                                    ----------          -------          --------         ----------        ----------
    Net investment income
     (loss).....................      (120,785)          (3,521)          (21,878)           435,900             8,498
                                    ----------          -------          --------         ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........     2,495,424           69,320           721,117          1,803,511         2,242,938
    Cost of investments
     sold.......................     2,933,752           70,545           736,553          1,856,991         2,425,718
                                    ----------          -------          --------         ----------        ----------
       Realized gains
        (losses) on fund
        shares..................      (438,328)          (1,225)          (15,436)           (53,480)         (182,780)
Realized gain distributions.....            --              749                --                 --           137,993
                                    ----------          -------          --------         ----------        ----------
    Net realized gains
     (losses)...................      (438,328)            (476)          (15,436)           (53,480)          (44,787)
Change in unrealized gains
 (losses).......................     1,758,468           47,873           264,330            484,462           856,019
                                    ----------          -------          --------         ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments................     1,320,140           47,397           248,894            430,982           811,232
                                    ----------          -------          --------         ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $1,199,355          $43,876          $227,016         $  866,882        $  819,730
                                    ==========          =======          ========         ==========        ==========

                                     FIDELITY
                                     VARIABLE
                                     INSURANCE
                                   PRODUCTS FUND
                                 (SERVICE CLASS 2)
                                    SUB-ACCOUNT
                                 -----------------
                                  VIP INVESTMENT
                                    GRADE BOND
                                 (SERVICE CLASS 2)
                                 -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................       $ 46
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................        (20)
    Administrative expense......         (1)
                                       ----
    Net investment income
     (loss).....................         25
                                       ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........         24
    Cost of investments
     sold.......................         24
                                       ----
       Realized gains
        (losses) on fund
        shares..................         --
Realized gain distributions.....         15
                                       ----
    Net realized gains
     (losses)...................         15
Change in unrealized gains
 (losses).......................         35
                                       ----
    Net realized and
     unrealized gains
     (losses) on
     investments................         50
                                       ----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................       $ 75
                                       ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY         FRANKLIN       FRANKLIN
                                          VARIABLE          VARIABLE          VARIABLE        TEMPLETON      TEMPLETON
                                          INSURANCE         INSURANCE         INSURANCE        VARIABLE       VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- -------------- --------------
                                                                                               FRANKLIN       FRANKLIN
                                                            VIP MONEY                          FLEX CAP      GROWTH AND
                                         VIP MIDCAP          MARKET         VIP OVERSEAS        GROWTH         INCOME
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES
                                      ----------------- ----------------- ----------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $   25,380        $     2,039        $    594         $     --     $ 1,585,423
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (297,716)          (297,894)           (915)         (61,756)       (607,275)
    Administrative expense...........       (40,629)           (36,881)            (63)          (7,912)        (83,213)
                                         ----------        -----------        --------         --------     -----------
    Net investment income
     (loss)..........................      (312,965)          (332,736)           (384)         (69,668)        894,935
                                         ----------        -----------        --------         --------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     4,565,610         14,214,392          57,865          961,990       9,466,848
    Cost of investments sold.........     4,957,612         14,214,392          75,601          878,058      12,166,809
                                         ----------        -----------        --------         --------     -----------
       Realized gains (losses)
        on fund shares...............      (392,002)                --         (17,736)          83,932      (2,699,961)
Realized gain distributions..........        69,382             11,596              98               --              --
                                         ----------        -----------        --------         --------     -----------
    Net realized gains
     (losses)........................      (322,620)            11,596         (17,638)          83,932      (2,699,961)
Change in unrealized gains
 (losses)............................     5,701,885                 --          24,429          555,157       7,757,028
                                         ----------        -----------        --------         --------     -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     5,379,265             11,596           6,791          639,089       5,057,067
                                         ----------        -----------        --------         --------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $5,066,300        $  (321,140)       $  6,407         $569,421     $ 5,952,002
                                         ==========        ===========        ========         ========     ===========

                                          FRANKLIN
                                          TEMPLETON
                                          VARIABLE
                                          INSURANCE
                                       PRODUCTS TRUST
                                         SUB-ACCOUNT
                                      -----------------


                                        FRANKLIN HIGH
                                      INCOME SECURITIES
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $  769,147
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (177,836)
    Administrative expense...........       (18,179)
                                         ----------
    Net investment income
     (loss)..........................       573,132
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,032,428
    Cost of investments sold.........     2,949,793
                                         ----------
       Realized gains (losses)
        on fund shares...............        82,635
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................        82,635
Change in unrealized gains
 (losses)............................       647,534
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       730,169
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $1,303,301
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                                                                         FRANKLIN
                                                           FRANKLIN       FRANKLIN        SMALL
                                            FRANKLIN      LARGE CAP      SMALL CAP       MID-CAP     FRANKLIN U.S.
                                             INCOME         GROWTH         VALUE          GROWTH       GOVERNMENT
                                           SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $13,286,704    $   391,372    $   299,108      $     --     $ 1,286,437
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (2,808,391)      (658,438)      (561,335)      (32,181)       (567,371)
    Administrative expense..............     (348,474)       (91,809)       (73,584)       (4,032)        (75,734)
                                          -----------    -----------    -----------      --------     -----------
    Net investment income (loss)........   10,129,839       (358,875)      (335,811)      (36,213)        643,332
                                          -----------    -----------    -----------      --------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   44,862,457     11,077,559      9,027,659       482,708      12,578,305
    Cost of investments sold............   49,086,339     12,254,065      9,386,484       410,872      12,182,745
                                          -----------    -----------    -----------      --------     -----------
       Realized gains (losses) on
        fund shares.....................   (4,223,882)    (1,176,506)      (358,825)       71,836         395,560
Realized gain distributions.............           --             --             --            --              --
                                          -----------    -----------    -----------      --------     -----------
    Net realized gains (losses).........   (4,223,882)    (1,176,506)      (358,825)       71,836         395,560
Change in unrealized gains
 (losses)...............................   14,377,060      6,094,451     10,269,559       480,954         401,349
                                          -----------    -----------    -----------      --------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   10,153,178      4,917,945      9,910,734       552,790         796,909
                                          -----------    -----------    -----------      --------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $20,283,017    $ 4,559,070    $ 9,574,923      $516,577     $ 1,440,241
                                          ===========    ===========    ===========      ========     ===========

                                            FRANKLIN
                                           TEMPLETON
                                            VARIABLE
                                           INSURANCE
                                         PRODUCTS TRUST
                                          SUB-ACCOUNT
                                         --------------


                                         MUTUAL GLOBAL
                                           DISCOVERY
                                           SECURITIES
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  312,834
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (342,097)
    Administrative expense..............      (47,146)
                                           ----------
    Net investment income (loss)........      (76,409)
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,628,587
    Cost of investments sold............    5,911,046
                                           ----------
       Realized gains (losses) on
        fund shares.....................     (282,459)
Realized gain distributions.............           --
                                           ----------
    Net realized gains (losses).........     (282,459)
Change in unrealized gains
 (losses)...............................    2,733,316
                                           ----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,450,857
                                           ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,374,448
                                           ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                           TEMPLETON                     TEMPLETON
                                                           DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON
                                          MUTUAL SHARES     MARKETS        FOREIGN          BOND          GROWTH
                                            SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 1,735,144     $  463,407    $ 2,355,866      $ 40,445       $ 18,294
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (1,591,636)      (408,874)    (1,780,956)      (38,757)       (17,506)
    Administrative expense...............     (198,723)       (54,657)      (218,093)       (4,685)        (1,343)
                                           -----------     ----------    -----------      --------       --------
    Net investment income (loss).........      (55,215)          (124)       356,817        (2,997)          (555)
                                           -----------     ----------    -----------      --------       --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   23,141,213      6,778,211     26,781,182       652,587        364,548
    Cost of investments sold.............   26,391,218      6,932,721     30,747,134       548,741        448,395
                                           -----------     ----------    -----------      --------       --------
       Realized gains (losses) on
        fund shares......................   (3,250,005)      (154,510)    (3,965,952)      103,846        (83,847)
Realized gain distributions..............           --             --             --         7,317             --
                                           -----------     ----------    -----------      --------       --------
    Net realized gains (losses)..........   (3,250,005)      (154,510)    (3,965,952)      111,163        (83,847)
Change in unrealized gains (losses)......   13,183,136      4,344,088     11,120,872       225,717        151,960
                                           -----------     ----------    -----------      --------       --------
    Net realized and unrealized gains
     (losses) on investments.............    9,933,131      4,189,578      7,154,920       336,880         68,113
                                           -----------     ----------    -----------      --------       --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 9,877,916     $4,189,454    $ 7,511,737      $333,883       $ 67,558
                                           ===========     ==========    ===========      ========       ========

                                          GOLDMAN SACHS
                                            VARIABLE
                                            INSURANCE
                                              TRUST
                                           SUB-ACCOUNT
                                          -------------

                                               VIT
                                            LARGE CAP
                                            VALUE (C)
                                          -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   40,625
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (80,665)
    Administrative expense...............     (10,510)
                                           ----------
    Net investment income (loss).........     (50,550)
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   1,521,409
    Cost of investments sold.............   1,811,684
                                           ----------
       Realized gains (losses) on
        fund shares......................    (290,275)
Realized gain distributions..............          --
                                           ----------
    Net realized gains (losses)..........    (290,275)
Change in unrealized gains (losses)......     829,408
                                           ----------
    Net realized and unrealized gains
     (losses) on investments.............     539,133
                                           ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  488,583
                                           ==========

--------
(c)Previously known as VIT Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE       INVESCO
                                           INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT
                                             TRUST         TRUST         TRUST         TRUST         TRUST       SERVICES
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                                          VIT           VIT
                                                            VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V. I.
                                              VIT        STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED     BALANCED
                                         MID CAP VALUE  GROWTH (D)      EQUITY        EQUITY      U.S. EQUITY    FUND (E)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   33,216      $    70        $ 38       $   59,314    $  114,249    $  360,097
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (73,270)        (368)        (37)        (160,329)     (118,073)     (240,958)
    Administrative expense..............      (9,658)         (27)         (3)         (20,953)      (15,242)      (18,705)
                                          ----------      -------        ----       ----------    ----------    ----------
    Net investment income
     (loss).............................     (49,712)        (325)         (2)        (121,968)      (19,066)      100,434
                                          ----------      -------        ----       ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,150,432       15,669         285        2,958,736     1,873,239     3,811,314
    Cost of investments sold............   1,429,217       15,750         270        3,883,245     2,293,613     4,596,493
                                          ----------      -------        ----       ----------    ----------    ----------
       Realized gains (losses) on
        fund shares.....................    (278,785)         (81)         15         (924,509)     (420,374)     (785,179)
Realized gain distributions.............          --           --          --               --            --            --
                                          ----------      -------        ----       ----------    ----------    ----------
    Net realized gains (losses).........    (278,785)         (81)         15         (924,509)     (420,374)     (785,179)
Change in unrealized gains
 (losses)...............................   1,395,668        2,414         196        3,867,739     1,300,129     1,796,922
                                          ----------      -------        ----       ----------    ----------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   1,116,883        2,333         211        2,943,230       879,755     1,011,743
                                          ----------      -------        ----       ----------    ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $1,067,171      $ 2,008        $209       $2,821,262    $  860,689    $1,112,177
                                          ==========      =======        ====       ==========    ==========    ==========

--------
(d)Previously known as VIT Capital Growth
(e)Previously known as AIM V. I. Basic Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         INVESCO        INVESCO          INVESCO        INVESCO       INVESCO       INVESCO
                                       INVESTMENT      INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT
                                        SERVICES        SERVICES        SERVICES       SERVICES      SERVICES      SERVICES
                                       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ---------------- --------------- ------------- ------------- -------------
                                      INVESCO V. I.  INVESCO V. I.    INVESCO V. I.  INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                          BASIC         CAPITAL          CAPITAL         CORE       DIVERSIFIED    DIVIDEND
                                        VALUE (F)   APPRECIATIOM (G) DEVELOPMENT (H)   EQUITY(I)    INCOME (J)    GROWTH (K)
                                      ------------- ---------------- --------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   51,039     $   526,503      $       --     $   988,224   $  603,611    $ 3,021,876
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (115,395)       (974,448)       (128,365)     (1,377,621)    (139,314)    (2,177,400)
    Administrative expense...........      (8,887)        (71,749)         (9,814)       (103,782)     (10,683)      (160,092)
                                       ----------     -----------      ----------     -----------   ----------    -----------
    Net investment income
     (loss)..........................     (73,243)       (519,694)       (138,179)       (493,179)     453,614        684,384
                                       ----------     -----------      ----------     -----------   ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   2,317,733      14,759,272       1,738,276      20,550,435    2,814,484     29,248,937
    Cost of investments sold.........   3,161,848      17,774,354       1,857,621      20,009,611    3,628,712     27,016,637
                                       ----------     -----------      ----------     -----------   ----------    -----------
       Realized gains (losses)
        on fund shares...............    (844,115)     (3,015,082)       (119,345)        540,824     (814,228)     2,232,300
Realized gain distributions..........          --              --              --              --           --             --
                                       ----------     -----------      ----------     -----------   ----------    -----------
    Net realized gains (losses)......    (844,115)     (3,015,082)       (119,345)        540,824     (814,228)     2,232,300
Change in unrealized gains
 (losses)............................   1,365,670      12,640,587       1,778,061       7,579,190    1,250,528     11,004,066
                                       ----------     -----------      ----------     -----------   ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     521,555       9,625,505       1,658,716       8,120,014      436,300     13,236,366
                                       ----------     -----------      ----------     -----------   ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  448,312     $ 9,105,811      $1,520,537     $ 7,626,835   $  889,914    $13,920,750
                                       ==========     ===========      ==========     ===========   ==========    ===========

--------
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development
(i)Previously known as AIM V. I. Core Equity
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES        SERVICES       SERVICES       SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- -------------- -------------
                                          INVESCO V. I.  INVESCO V. I.                 INVESCO V. I.  INVESCO V. I.
                                         GLOBAL DIVIDEND   GOVERNMENT   INVESCO V. I.    HIGH YIELD      INCOME
                                           GROWTH (L)    SECURITIES (M) HIGH YIELD (N) SECURITIES (O)  BUILDER (P)
                                         --------------- -------------- -------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   976,089     $  740,959     $  672,654     $1,239,024    $  377,853
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (681,819)      (206,428)       (89,290)      (197,250)     (203,440)
    Administrative expense..............       (50,786)       (15,948)        (6,950)       (14,015)      (14,843)
                                           -----------     ----------     ----------     ----------    ----------
    Net investment income
     (loss).............................       243,484        518,583        576,414      1,027,759       159,570
                                           -----------     ----------     ----------     ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     9,427,522      4,891,337      1,718,984      3,014,131     2,818,856
    Cost of investments sold............    13,682,174      4,845,047      1,859,581      3,994,444     3,166,218
                                           -----------     ----------     ----------     ----------    ----------
       Realized gains (losses) on
        fund shares.....................    (4,254,652)        46,290       (140,597)      (980,313)     (347,362)
Realized gain distributions.............            --             --             --             --            --
                                           -----------     ----------     ----------     ----------    ----------
    Net realized gains (losses).........    (4,254,652)        46,290       (140,597)      (980,313)     (347,362)
Change in unrealized gains
 (losses)...............................     9,007,801         85,743        345,891      1,214,878     1,692,534
                                           -----------     ----------     ----------     ----------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................     4,753,149        132,033        205,294        234,565     1,345,172
                                           -----------     ----------     ----------     ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ 4,996,633     $  650,616     $  781,708     $1,262,324    $1,504,742
                                           ===========     ==========     ==========     ==========    ==========

                                             INVESCO
                                           INVESTMENT
                                            SERVICES
                                           SUB-ACCOUNT
                                         ---------------
                                          INVESCO V. I.
                                          INTERNATIONAL
                                         GROWTH FUND (Q)
                                         ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  613,236
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (357,692)
    Administrative expense..............      (27,416)
                                           ----------
    Net investment income
     (loss).............................      228,128
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    6,054,100
    Cost of investments sold............    4,880,743
                                           ----------
       Realized gains (losses) on
        fund shares.....................    1,173,357
Realized gain distributions.............           --
                                           ----------
    Net realized gains (losses).........    1,173,357
Change in unrealized gains
 (losses)...............................    1,392,229
                                           ----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,565,586
                                           ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,793,714
                                           ==========

--------
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities
(n)Previously known as AIM V. I. High Yield
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO       INVESCO       INVESCO       INVESCO
                                           INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                            SERVICES       SERVICES       SERVICES      SERVICES      SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------- --------------- ------------- ------------- ------------- -------------
                                          INVESCO V. I.  INVESCO V. I.  INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                            LARGE CAP    MID CAP CORE       MONEY        S&P 500     TECHNOLOGY   INVESCO V. I.
                                           GROWTH (R)   EQUITY FUND (S)  MARKET (T)     INDEX (U)     FUND (V)    UTILITIES (W)
                                          ------------- --------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   38,258     $   78,179     $   28,673    $  667,384    $       --    $  231,412
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (110,492)      (195,596)      (203,397)     (466,844)      (36,541)      (84,769)
    Administrative expense...............      (8,367)       (14,339)       (16,002)      (34,059)       (2,761)       (6,505)
                                           ----------     ----------     ----------    ----------    ----------    ----------
    Net investment income (loss).........     (80,601)      (131,756)      (190,726)      166,481       (39,302)      140,138
                                           ----------     ----------     ----------    ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   2,139,605      2,826,747      5,568,663     7,002,056     1,110,509     1,314,612
    Cost of investments sold.............   2,089,172      2,860,454      5,568,663     7,007,006       941,606     1,450,925
                                           ----------     ----------     ----------    ----------    ----------    ----------
       Realized gains (losses) on
        fund shares......................      50,433        (33,707)            --        (4,950)      168,903      (136,313)
Realized gain distributions..............          --             --             --            --            --            --
                                           ----------     ----------     ----------    ----------    ----------    ----------
    Net realized gains (losses)..........      50,433        (33,707)            --        (4,950)      168,903      (136,313)
Change in unrealized gains (losses)......   1,207,971      1,845,701             --     3,952,081       354,350       269,773
                                           ----------     ----------     ----------    ----------    ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............   1,258,404      1,811,994             --     3,947,131       523,253       133,460
                                           ----------     ----------     ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..............................  $1,177,803     $1,680,238     $ (190,726)   $4,113,612    $  483,951    $  273,598
                                           ==========     ==========     ==========    ==========    ==========    ==========

--------
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(t)Previously known as AIM V. I. Money Market
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                   INVESCO           INVESCO         INVESCO         INVESCO         INVESCO         INVESCO
                                  INVESTMENT       INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT
                                   SERVICES         SERVICES        SERVICES        SERVICES        SERVICES        SERVICES
                                 SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                              ------------------ --------------- --------------- --------------- --------------- ---------------
                                                                                     INVESCO                         INVESCO
                                   INVESCO           INVESCO         INVESCO     VAN KAMPEN V.I.     INVESCO     VAN KAMPEN V.I.
                               VAN KAMPEN V.I.   VAN KAMPEN V.I. VAN KAMPEN V.I.  GLOBAL VALUE   VAN KAMPEN V.I.  U.S. MID CAP
                              CAPITAL GROWTH (X)  COMSTOCK (Y)   GOVERNMENT (Z)    EQUITY (AA)   HIGH YIELD (AB)   VALUE (AC)
                              ------------------ --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................     $       --       $    52,760      $  1,842         $   372          $ 603        $   551,352
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (368,685)         (520,915)      (10,504)           (269)           (81)          (927,904)
    Administrative
     expense.................        (25,310)          (37,990)         (857)            (19)            (7)           (67,570)
                                  ----------       -----------      --------         -------          -----        -----------
    Net investment income
     (loss)..................       (393,995)         (506,145)       (9,519)             84            515           (444,122)
                                  ----------       -----------      --------         -------          -----        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales......      5,771,917         8,210,205       188,835           1,793            577         12,050,689
    Cost of investments
     sold....................      6,387,478         9,282,129       189,372           2,841            423         14,556,405
                                  ----------       -----------      --------         -------          -----        -----------
       Realized gains
        (losses) on
        fund shares..........       (615,561)       (1,071,924)         (537)         (1,048)           154         (2,505,716)
Realized gain
 distributions...............             --                --            --              --             --                 --
                                  ----------       -----------      --------         -------          -----        -----------
    Net realized gains
     (losses)................       (615,561)       (1,071,924)         (537)         (1,048)           154         (2,505,716)
Change in unrealized gains
 (losses)....................      5,170,492         6,554,628        44,293           2,767           (107)        13,950,977
                                  ----------       -----------      --------         -------          -----        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............      4,554,931         5,482,704        43,756           1,719             47         11,445,261
                                  ----------       -----------      --------         -------          -----        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................     $4,160,936       $ 4,976,559      $ 34,237         $ 1,803          $ 562        $11,001,139
                                  ==========       ===========      ========         =======          =====        ===========

--------
(x)Previously known as LIT Capital Growth
(y)Previously known as LIT Comstock
(z)Previously known as LIT Government
(aa)Previously known as Van Kampen UIF Global Value Equity
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                   INVESCO       INVESCO          INVESCO              INVESCO
                                    INVESCO      INVESTMENT    INVESTMENT        INVESTMENT          INVESTMENT
                                  INVESTMENT      SERVICES      SERVICES          SERVICES            SERVICES
                                   SERVICES       SERIES II     SERIES II        SERIES II            SERIES II
                                  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                --------------- ------------- ------------- -------------------- -------------------
                                    INVESCO     INVESCO V. I. INVESCO V. I.    INVESCO V. I.        INVESCO V. I.
                                VAN KAMPEN V.I.   BALANCED        BASIC           CAPITAL              CAPITAL
                                  VALUE (AD)    FUND II (AE)  VALUE II (AF) APPRECIATION II (AG) DEVELOPMENT II (AH)
                                --------------- ------------- ------------- -------------------- -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $ 1,123       $  6,502     $   34,409         $ 19,568            $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................      (1,123)        (7,867)      (143,909)         (55,937)             (5,900)
    Administrative
     expense...................         (75)          (527)       (17,750)          (6,833)               (385)
                                    -------       --------     ----------         --------            --------
    Net investment income
     (loss)....................         (75)        (1,892)      (127,250)         (43,202)             (6,285)
                                    -------       --------     ----------         --------            --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      13,350        625,481      1,822,067          588,623              80,819
    Cost of investments
     sold......................      16,741        649,643      2,447,180          630,312              96,372
                                    -------       --------     ----------         --------            --------
       Realized gains
        (losses) on fund
        shares.................      (3,391)       (24,162)      (625,113)         (41,689)            (15,553)
Realized gain distributions....          --             --             --               --                  --
                                    -------       --------     ----------         --------            --------
    Net realized gains
     (losses)..................      (3,391)       (24,162)      (625,113)         (41,689)            (15,553)
Change in unrealized gains
 (losses)......................      13,301         64,928      1,242,784          558,063              79,918
                                    -------       --------     ----------         --------            --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       9,910         40,766        617,671          516,374              64,365
                                    -------       --------     ----------         --------            --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $ 9,835       $ 38,874     $  490,421         $473,172            $ 58,080
                                    =======       ========     ==========         ========            ========

                                      INVESCO
                                    INVESTMENT
                                     SERVICES
                                     SERIES II
                                    SUB-ACCOUNT
                                -------------------

                                   INVESCO V. I.
                                CORE EQUITY II (AI)
                                -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................      $ 19,937
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................       (40,359)
    Administrative
     expense...................        (4,451)
                                     --------
    Net investment income
     (loss)....................       (24,873)
                                     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       454,353
    Cost of investments
     sold......................       451,555
                                     --------
       Realized gains
        (losses) on fund
        shares.................         2,798
Realized gain distributions....            --
                                     --------
    Net realized gains
     (losses)..................         2,798
Change in unrealized gains
 (losses)......................       193,220
                                     --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       196,018
                                     --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................      $171,145
                                     ========

--------
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II
(ai)Previously known as AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         INVESCO        INVESCO        INVESCO          INVESCO            INVESCO
                                        INVESTMENT     INVESTMENT     INVESTMENT       INVESTMENT         INVESTMENT
                                         SERVICES       SERVICES       SERVICES         SERVICES           SERVICES
                                        SERIES II      SERIES II      SERIES II        SERIES II          SERIES II
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                      -------------- -------------- -------------- ------------------ ------------------
                                                                    INVESCO V. I.
                                      INVESCO V. I.  INVESCO V. I.      GLOBAL       INVESCO V. I.
                                       DIVERSIFIED      DIVIDEND       DIVIDEND        GOVERNMENT       INVESCO V. I.
                                      INCOME II (AJ) GROWTH II (AK) GROWTH II (AL) SECURITIES II (AM) HIGH YIELD II (AN)
                                      -------------- -------------- -------------- ------------------ ------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $ 12,564     $   750,626    $   450,424        $ 36,813           $ 38,148
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (3,788)       (797,468)      (436,244)        (14,046)            (5,943)
    Administrative expense...........        (256)        (66,864)       (37,443)           (919)              (436)
                                         --------     -----------    -----------        --------           --------
    Net investment income
     (loss)..........................       8,520        (113,706)       (23,263)         21,848             31,769
                                         --------     -----------    -----------        --------           --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      77,581      18,133,834      5,050,642         356,677            106,959
    Cost of investments sold.........     100,237      18,294,896      7,197,354         354,449            106,109
                                         --------     -----------    -----------        --------           --------
       Realized gains (losses)
        on fund shares...............     (22,656)       (161,062)    (2,146,712)          2,228                850
Realized gain distributions..........          --              --             --              --                 --
                                         --------     -----------    -----------        --------           --------
    Net realized gains
     (losses)........................     (22,656)       (161,062)    (2,146,712)          2,228                850
Change in unrealized gains
 (losses)............................      34,062       4,228,755      4,679,582          12,884             14,708
                                         --------     -----------    -----------        --------           --------
    Net realized and unrealized
     gains (losses) on
     investments.....................      11,406       4,067,693      2,532,870          15,112             15,558
                                         --------     -----------    -----------        --------           --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $ 19,926     $ 3,953,987    $ 2,509,607        $ 36,960           $ 47,327
                                         ========     ===========    ===========        ========           ========

                                           INVESCO
                                          INVESTMENT
                                           SERVICES
                                          SERIES II
                                         SUB-ACCOUNT
                                      ------------------

                                        INVESCO V. I.
                                          HIGH YIELD
                                      SECURITIES II (AO)
                                      ------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $1,226,444
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (244,107)
    Administrative expense...........        (21,951)
                                          ----------
    Net investment income
     (loss)..........................        960,386
                                          ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,105,098
    Cost of investments sold.........      3,183,071
                                          ----------
       Realized gains (losses)
        on fund shares...............        (77,973)
Realized gain distributions..........             --
                                          ----------
    Net realized gains
     (losses)........................        (77,973)
Change in unrealized gains
 (losses)............................        290,130
                                          ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................        212,157
                                          ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $1,172,543
                                          ==========

--------
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)
(am)Previously known as AIM V. I. Government Securities II
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                            SERVICES        SERVICES       SERVICES       SERVICES       SERVICES
                                            SERIES II      SERIES II      SERIES II      SERIES II      SERIES II
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- -------------- --------------
                                          INVESCO V. I.  INVESCO V. I.  INVESCO V. I.  INVESCO V. I.  INVESCO V. I.
                                             INCOME      INTERNATIONAL    LARGE CAP     MID CAP CORE      MONEY
                                         BUILDER II (AP) GROWTH II (AQ) GROWTH II (AR) EQUITY II (AS) MARKET II (AT)
                                         --------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  315,073       $ 11,315       $    918      $   11,906      $  2,357
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (229,453)       (10,030)        (7,811)        (55,348)      (17,222)
    Administrative expense..............      (18,030)          (640)          (523)         (6,301)       (1,238)
                                           ----------       --------       --------      ----------      --------
    Net investment income
     (loss).............................       67,590            645         (7,416)        (49,743)      (16,103)
                                           ----------       --------       --------      ----------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    3,217,002        248,711        164,931         987,247       702,733
    Cost of investments sold............    3,503,083        203,851        162,010       1,045,878       702,733
                                           ----------       --------       --------      ----------      --------
       Realized gains (losses) on
        fund shares.....................     (286,081)        44,860          2,921         (58,631)           --
Realized gain distributions.............           --             --             --              --            --
                                           ----------       --------       --------      ----------      --------
    Net realized gains (losses).........     (286,081)        44,860          2,921         (58,631)           --
Change in unrealized gains
 (losses)...............................    1,592,214         13,711         73,235         508,469            --
                                           ----------       --------       --------      ----------      --------
    Net realized and unrealized
     gains (losses) on
     investments........................    1,306,133         58,571         76,156         449,838            --
                                           ----------       --------       --------      ----------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $1,373,723       $ 59,216       $ 68,740      $  400,095      $(16,103)
                                           ==========       ========       ========      ==========      ========

                                            INVESCO
                                          INVESTMENT
                                           SERVICES
                                           SERIES II
                                          SUB-ACCOUNT
                                         -------------
                                         INVESCO V. I.
                                            S&P 500
                                         INDEX II (AU)
                                         -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,302,287
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (1,200,404)
    Administrative expense..............     (114,229)
                                          -----------
    Net investment income
     (loss).............................      (12,346)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   15,840,509
    Cost of investments sold............   15,489,310
                                          -----------
       Realized gains (losses) on
        fund shares.....................      351,199
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........      351,199
Change in unrealized gains
 (losses)...............................    8,813,962
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    9,165,161
                                          -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $ 9,152,815
                                          ===========

--------
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known asAIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II
(as)Previously known as AIM V. I. Mid Cap Core Equity II
(at)Previously known as AIM V. I. Money Market II
(au)Previously known as S&P 500 Index (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         INVESCO         INVESCO          INVESCO         INVESCO          INVESCO
                                       INVESTMENT      INVESTMENT       INVESTMENT       INVESTMENT      INVESTMENT
                                        SERVICES        SERVICES         SERVICES         SERVICES        SERVICES
                                        SERIES II       SERIES II        SERIES II       SERIES II        SERIES II
                                       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ------------- ----------------- --------------- ---------------- ---------------
                                                                          INVESCO                          INVESCO
                                      INVESCO V. I.                   VAN KAMPEN V.I.     INVESCO      VAN KAMPEN V.I.
                                       TECHNOLOGY     INVESCO V. I.       CAPITAL     VAN KAMPEN V.I.    EQUITY AND
                                      FUND II (AV)  UTILITIES II (AW) GROWTH II (AX)  COMSTOCK II (AY) INCOME II (AZ)
                                      ------------- ----------------- --------------- ---------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   --          $14,743        $       --      $   212,747      $  954,676
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (657)          (5,891)         (551,640)      (2,374,969)       (672,268)
    Administrative expense...........       (43)            (435)          (55,908)        (253,566)        (91,110)
                                         ------          -------        ----------      -----------      ----------
    Net investment income
     (loss)..........................      (700)           8,417          (607,548)      (2,415,788)        191,298
                                         ------          -------        ----------      -----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     4,695           33,316         6,791,093       29,733,785       9,741,001
    Cost of investments sold.........     4,389           38,999         5,808,320       33,320,218       9,906,008
                                         ------          -------        ----------      -----------      ----------
       Realized gains (losses)
        on fund shares...............       306           (5,683)          982,773       (3,586,433)       (165,007)
Realized gain distributions..........        --               --                --               --              --
                                         ------          -------        ----------      -----------      ----------
    Net realized gains (losses)......       306           (5,683)          982,773       (3,586,433)       (165,007)
Change in unrealized gains
 (losses)............................     7,950           15,981         5,361,193       25,973,333       4,558,505
                                         ------          -------        ----------      -----------      ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     8,256           10,298         6,343,966       22,386,900       4,393,498
                                         ------          -------        ----------      -----------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $7,556          $18,715        $5,736,418      $19,971,112      $4,584,796
                                         ======          =======        ==========      ===========      ==========

                                          INVESCO
                                        INVESTMENT
                                         SERVICES
                                         SERIES II
                                        SUB-ACCOUNT
                                      ---------------
                                          INVESCO
                                      VAN KAMPEN V.I.
                                        GROWTH AND
                                      INCOME II (BA)
                                      ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    93,120
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (1,275,596)
    Administrative expense...........      (169,045)
                                        -----------
    Net investment income
     (loss)..........................    (1,351,521)
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    16,983,264
    Cost of investments sold.........    17,944,532
                                        -----------
       Realized gains (losses)
        on fund shares...............      (961,268)
Realized gain distributions..........            --
                                        -----------
    Net realized gains (losses)......      (961,268)
Change in unrealized gains
 (losses)............................    10,999,298
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    10,038,030
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 8,686,509
                                        ===========

--------
(av)Previously known as AIM V. I. Technology II
(aw)Previously known as AIM V. I. Utilities II
(ax)Previously known as LIT Capital Growth (Class II)
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                             INVESCO         INVESCO         INVESCO
                                           INVESTMENT      INVESTMENT      INVESTMENT                    LAZARD
                                            SERVICES        SERVICES        SERVICES        JANUS      RETIREMENT
                                            SERIES II       SERIES II       SERIES II    ASPEN SERIES SERIES, INC.
                                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         --------------- --------------- --------------- ------------ ------------


                                             INVESCO         INVESCO         INVESCO
                                         VAN KAMPEN V.I. VAN KAMPEN V.I. VAN KAMPEN V.I.                EMERGING
                                          INT'L GROWTH       MID CAP      U.S. MID CAP      FORTY       MARKETS
                                         EQUITY II (BB)  GROWTH II (BC)   VALUE II (BD)   PORTFOLIO      EQUITY
                                         --------------- --------------- --------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 55,505       $       --      $   386,674     $    35        $  6
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (58,933)        (202,021)        (669,552)       (195)        (10)
    Administrative expense..............      (7,392)         (21,114)         (87,421)        (14)         --
                                            --------       ----------      -----------     -------        ----
    Net investment income
     (loss).............................     (10,820)        (223,135)        (370,299)       (174)         (4)
                                            --------       ----------      -----------     -------        ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     813,334        3,823,343       11,083,328       9,871         463
    Cost of investments sold............     896,480        4,363,568       13,874,527       6,375         327
                                            --------       ----------      -----------     -------        ----
       Realized gains (losses) on
        fund shares.....................     (83,146)        (540,225)      (2,791,199)      3,496         136
Realized gain distributions.............          --               --               --          --          --
                                            --------       ----------      -----------     -------        ----
    Net realized gains (losses).........     (83,146)        (540,225)      (2,791,199)      3,496         136
Change in unrealized gains
 (losses)...............................     386,268        3,805,690       11,676,838      (3,061)        (52)
                                            --------       ----------      -----------     -------        ----
    Net realized and unrealized
     gains (losses) on
     investments........................     303,122        3,265,465        8,885,639         435          84
                                            --------       ----------      -----------     -------        ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $292,302       $3,042,330      $ 8,515,340     $   261        $ 80
                                            ========       ==========      ===========     =======        ====

                                            LEGG MASON
                                             PARTNERS
                                             VARIABLE
                                           INCOME TRUST
                                           SUB-ACCOUNT
                                         ----------------
                                            LEGG MASON
                                           CLEARBRIDGE
                                             VARIABLE
                                           FUNDAMENTAL
                                          ALL CAP VALUE
                                         PORTFOLIO I (BE)
                                         ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................       $ 19
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........        (14)
    Administrative expense..............         (1)
                                               ----
    Net investment income
     (loss).............................          4
                                               ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................         17
    Cost of investments sold............         23
                                               ----
       Realized gains (losses) on
        fund shares.....................         (6)
Realized gain distributions.............         --
                                               ----
    Net realized gains (losses).........         (6)
Change in unrealized gains
 (losses)...............................        155
                                               ----
    Net realized and unrealized
     gains (losses) on
     investments........................        149
                                               ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................       $153
                                               ====

--------
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             LEGG MASON
                                          PARTNERS VARIABLE   LORD ABBETT     LORD ABBETT   LORD ABBETT   LORD ABBETT
                                          PORTFOLIOS I, INC   SERIES FUND     SERIES FUND   SERIES FUND   SERIES FUND
                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------------- ---------------- -------------- -----------  -------------
                                             LEGG MASON
                                             CLEARBRIDGE
                                           VARIABLE LARGE     FUNDAMENTAL
                                              CAP VALUE          EQUITY                     GROWTH AND      GROWTH
                                          PORTFOLIO I (BF)  PORTFOLIO I (BG) BOND-DEBENTURE   INCOME     OPPORTUNITIES
                                          ----------------- ---------------- -------------- -----------  -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................       $ 36           $   32,164      $2,030,825   $   128,337   $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........        (17)            (154,700)       (479,480)     (332,171)    (192,852)
    Administrative expense...............         (1)             (20,425)        (65,985)      (46,361)     (26,249)
                                                ----           ----------      ----------   -----------   ----------
    Net investment income (loss).........         18             (142,961)      1,485,360      (250,195)    (219,101)
                                                ----           ----------      ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................         20            2,046,561       7,813,946     5,291,769    3,869,646
    Cost of investments sold.............         21            1,964,889       7,506,141     6,627,174    3,616,701
                                                ----           ----------      ----------   -----------   ----------
       Realized gains (losses) on
        fund shares......................         (1)              81,672         307,805    (1,335,405)     252,945
Realized gain distributions..............         --                   --              --            --       81,377
                                                ----           ----------      ----------   -----------   ----------
    Net realized gains (losses)..........         (1)              81,672         307,805    (1,335,405)     334,322
Change in unrealized gains (losses)......         79            1,734,346       1,657,004     5,106,825    2,572,251
                                                ----           ----------      ----------   -----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............         78            1,816,018       1,964,809     3,771,420    2,906,573
                                                ----           ----------      ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................       $ 96           $1,673,057      $3,450,169   $ 3,521,225   $2,687,472
                                                ====           ==========      ==========   ===========   ==========

                                          LORD ABBETT
                                          SERIES FUND
                                          SUB-ACCOUNT
                                          -----------



                                            MID-CAP
                                             VALUE
                                          -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   101,527
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (375,368)
    Administrative expense...............     (51,381)
                                          -----------
    Net investment income (loss).........    (325,222)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   6,702,928
    Cost of investments sold.............   8,908,295
                                          -----------
       Realized gains (losses) on
        fund shares......................  (2,205,367)
Realized gain distributions..............          --
                                          -----------
    Net realized gains (losses)..........  (2,205,367)
Change in unrealized gains (losses)......   8,277,486
                                          -----------
    Net realized and unrealized gains
     (losses) on investments.............   6,072,119
                                          -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $ 5,746,897
                                          ===========

--------
(bf)Previously known as Legg Mason ClearBridge Variable Investors
    Portfolio--Class I
(bg)Previously known as All Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE
                                          INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE     INSURANCE
                                            TRUST        TRUST          TRUST         TRUST        TRUST         TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ --------------- ------------ ------------ -------------
                                                          MFS            MFS         MFS NEW        MFS           MFS
                                          MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY     RESEARCH   RESEARCH BOND
                                         ------------ ------------ --------------- ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $    982     $39,376       $ 20,514       $     --     $  6,042     $ 44,465
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (10,625)     (6,627)       (20,661)       (23,770)      (8,500)     (17,552)
    Administrative expense..............       (818)       (538)        (1,640)        (1,970)        (608)      (1,448)
                                           --------     -------       --------       --------     --------     --------
    Net investment income
     (loss).............................    (10,461)     32,211         (1,787)       (25,740)      (3,066)      25,465
                                           --------     -------       --------       --------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    175,489      74,633        304,566        803,686      152,260      325,213
    Cost of investments sold............    200,906      77,538        293,059        761,104      168,897      301,360
                                           --------     -------       --------       --------     --------     --------
       Realized gains (losses) on
        fund shares.....................    (25,417)     (2,905)        11,507         42,582      (16,637)      23,853
Realized gain distributions.............         --          --             --             --           --        4,590
                                           --------     -------       --------       --------     --------     --------
    Net realized gains (losses).........    (25,417)     (2,905)        11,507         42,582      (16,637)      28,443
Change in unrealized gains
 (losses)...............................    139,203      37,934        134,820        535,296       90,568       31,952
                                           --------     -------       --------       --------     --------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................    113,786      35,029        146,327        577,878       73,931       60,395
                                           --------     -------       --------       --------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $103,325     $67,240       $144,540       $552,138     $ 70,865     $ 85,860
                                           ========     =======       ========       ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                     MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                        INSURANCE        TRUST           TRUST           TRUST           TRUST
                                          TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------- --------------- --------------- --------------- ---------------
                                                                     MFS INVESTORS      MFS NEW
                                                      MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                      MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------- --------------- --------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $ 7,866        $    --         $ 1,846         $    --         $ 1,231
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (3,176)        (3,888)         (2,584)         (3,729)         (2,322)
    Administrative expense...........       (241)          (264)           (183)           (279)           (162)
                                         -------        -------         -------         -------         -------
    Net investment income
     (loss)..........................      4,449         (4,152)           (921)         (4,008)         (1,253)
                                         -------        -------         -------         -------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     32,873         62,975          33,391          59,110          29,463
    Cost of investments sold.........     31,646         50,883          29,620          54,427          24,492
                                         -------        -------         -------         -------         -------
       Realized gains (losses)
        on fund shares...............      1,227         12,092           3,771           4,683           4,971
Realized gain distributions..........         --             --              --              --              --
                                         -------        -------         -------         -------         -------
    Net realized gains (losses)......      1,227         12,092           3,771           4,683           4,971
Change in unrealized gains
 (losses)............................     21,399         23,436          12,524          84,143          15,868
                                         -------        -------         -------         -------         -------
    Net realized and unrealized
     gains (losses) on
     investments.....................     22,626         35,528          16,295          88,826          20,839
                                         -------        -------         -------         -------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $27,075        $31,376         $15,374         $84,818         $19,586
                                         =======        =======         =======         =======         =======

                                       MFS VARIABLE
                                         INSURANCE
                                           TRUST
                                      (SERVICE CLASS)
                                        SUB-ACCOUNT
                                      ---------------

                                       MFS UTILITIES
                                      (SERVICE CLASS)
                                      ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $ 37,987
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (19,029)
    Administrative expense...........      (1,284)
                                         --------
    Net investment income
     (loss)..........................      17,674
                                         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     136,751
    Cost of investments sold.........     130,247
                                         --------
       Realized gains (losses)
        on fund shares...............       6,504
Realized gain distributions..........          --
                                         --------
    Net realized gains (losses)......       6,504
Change in unrealized gains
 (losses)............................     123,836
                                         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     130,340
                                         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $148,014
                                         ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                  AGGRESSIVE      CAPITAL        EUROPEAN                      LIMITED
                                    EQUITY     OPPORTUNITIES      EQUITY      INCOME PLUS      DURATION     MONEY MARKET
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $       --    $   316,036    $ 1,308,501    $ 6,301,185     $  517,373    $     6,561
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................     (179,096)    (2,433,762)      (650,143)    (1,339,324)      (200,250)      (835,844)
    Administrative
     expense...................      (12,934)      (170,642)       (47,429)       (99,250)       (14,739)       (60,997)
                                  ----------    -----------    -----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (192,030)    (2,288,368)       610,929      4,862,611        302,384       (890,280)
                                  ----------    -----------    -----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    3,039,961     30,543,640      9,001,203     18,340,247      3,468,298     30,812,967
    Cost of investments
     sold......................    2,474,363     28,826,072     10,794,396     17,237,175      4,105,725     30,812,967
                                  ----------    -----------    -----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      565,598      1,717,568     (1,793,193)     1,103,072       (637,427)            --
Realized gain distributions....           --             --             --             --             --             --
                                  ----------    -----------    -----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................      565,598      1,717,568     (1,793,193)     1,103,072       (637,427)            --
Change in unrealized gains
 (losses)......................    2,466,203     44,920,163      3,466,513      1,759,038        471,589             --
                                  ----------    -----------    -----------    -----------     ----------    -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    3,031,801     46,637,731      1,673,320      2,862,110       (165,838)            --
                                  ----------    -----------    -----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $2,839,771    $44,349,363    $ 2,284,249    $ 7,724,721     $  136,546    $  (890,280)
                                  ==========    ===========    ===========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                     MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                      MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE
                                         VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT
                                        INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES
                                          SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      -------------- -------------- ---------------- ---------------- ----------------
                                                                       AGGRESSIVE        CAPITAL          EUROPEAN
                                                                         EQUITY       OPPORTUNITIES        EQUITY
                                        STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      -------------- -------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $ 1,940,812    $ 1,706,819      $       --      $        --       $  402,670
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................   (1,587,208)      (734,646)       (253,624)        (944,928)        (269,065)
    Administrative expense...........     (111,692)       (54,152)        (18,852)         (82,603)         (22,127)
                                       -----------    -----------      ----------      -----------       ----------
    Net investment income
     (loss)..........................      241,912        918,021        (272,476)      (1,027,531)         111,478
                                       -----------    -----------      ----------      -----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   18,246,706     10,640,257       3,309,849       12,768,069        2,868,832
    Cost of investments sold.........   21,296,602     16,899,469       2,431,790        9,353,254        3,360,743
                                       -----------    -----------      ----------      -----------       ----------
       Realized gains (losses)
        on fund shares...............   (3,049,896)    (6,259,212)        878,059        3,414,815         (491,911)
Realized gain distributions..........      652,897      4,660,369              --               --               --
                                       -----------    -----------      ----------      -----------       ----------
    Net realized gains
     (losses)........................   (2,396,999)    (1,598,843)        878,059        3,414,815         (491,911)
Change in unrealized gains
 (losses)............................    8,488,777      3,366,144       2,736,728       11,287,651        1,175,369
                                       -----------    -----------      ----------      -----------       ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    6,091,778      1,767,301       3,614,787       14,702,466          683,458
                                       -----------    -----------      ----------      -----------       ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 6,333,690    $ 2,685,322      $3,342,311      $13,674,935       $  794,936
                                       ===========    ===========      ==========      ===========       ==========

                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                        SUB-ACCOUNT
                                      ----------------

                                        INCOME PLUS
                                      (CLASS Y SHARES)
                                      ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $ 7,588,890
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (1,950,047)
    Administrative expense...........      (199,728)
                                        -----------
    Net investment income
     (loss)..........................     5,439,115
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    40,585,219
    Cost of investments sold.........    38,172,803
                                        -----------
       Realized gains (losses)
        on fund shares...............     2,412,416
Realized gain distributions..........            --
                                        -----------
    Net realized gains
     (losses)........................     2,412,416
Change in unrealized gains
 (losses)............................     1,241,447
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     3,653,863
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 9,092,978
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY  NEUBERGER &
                                          VARIABLE         VARIABLE         VARIABLE         VARIABLE        BERMAN
                                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT      ADVISORS
                                           SERIES           SERIES           SERIES           SERIES       MANAGEMENT
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- ---------------- ---------------- ---------------- ------------
                                          LIMITED
                                          DURATION       MONEY MARKET      STRATEGIST       UTILITIES
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) AMT PARTNERS
                                      ---------------- ---------------- ---------------- ---------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $ 1,842,793      $     7,240      $   769,154      $   429,047      $   209
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (881,570)      (1,075,521)        (909,557)        (245,677)        (463)
    Administrative expense...........       (78,842)        (104,046)         (74,496)         (18,334)         (31)
                                        -----------      -----------      -----------      -----------      -------
    Net investment income
     (loss)..........................       882,381       (1,172,327)        (214,899)         165,036         (285)
                                        -----------      -----------      -----------      -----------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    12,223,985       29,560,151        8,268,365        3,269,859        2,134
    Cost of investments sold.........    14,863,258       29,560,151        9,493,216        5,092,797        3,172
                                        -----------      -----------      -----------      -----------      -------
       Realized gains (losses)
        on fund shares...............    (2,639,273)              --       (1,224,851)      (1,822,938)      (1,038)
Realized gain distributions..........            --               --          304,254        1,279,137           --
                                        -----------      -----------      -----------      -----------      -------
    Net realized gains
     (losses)........................    (2,639,273)              --         (920,597)        (543,801)      (1,038)
Change in unrealized gains
 (losses)............................     2,058,996               --        3,619,969        1,026,916        5,444
                                        -----------      -----------      -----------      -----------      -------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (580,277)              --        2,699,372          483,115        4,406
                                        -----------      -----------      -----------      -----------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $   302,104      $(1,172,327)     $ 2,484,473      $   648,151      $ 4,121
                                        ===========      ===========      ===========      ===========      =======


                                       OPPENHEIMER
                                        VARIABLE
                                      ACCOUNT FUNDS
                                       SUB-ACCOUNT
                                      -------------

                                       OPPENHEIMER
                                        BALANCED
                                      -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $ 29,256
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (28,417)
    Administrative expense...........     (2,126)
                                        --------
    Net investment income
     (loss)..........................     (1,287)
                                        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    357,264
    Cost of investments sold.........    449,775
                                        --------
       Realized gains (losses)
        on fund shares...............    (92,511)
Realized gain distributions..........         --
                                        --------
    Net realized gains
     (losses)........................    (92,511)
Change in unrealized gains
 (losses)............................    318,913
                                        --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    226,402
                                        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $225,115
                                        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                       OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER
                                        VARIABLE      VARIABLE      VARIABLE        VARIABLE       VARIABLE      VARIABLE
                                      ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- ---------------- ------------- -------------
                                       OPPENHEIMER                 OPPENHEIMER    OPPENHEIMER
                                         CAPITAL     OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER
                                      APPRECIATION    CORE BOND    SECURITIES     INCOME (BH)     HIGH INCOME   MAIN STREET
                                      ------------- ------------- ------------- ---------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $  7,990      $  29,918    $   62,246       $294,006       $  24,806     $ 26,303
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (56,511)       (18,950)      (50,310)       (46,384)         (4,770)     (30,813)
    Administrative expense...........     (4,396)        (1,557)       (4,076)        (3,428)           (389)      (2,285)
                                        --------      ---------    ----------       --------       ---------     --------
    Net investment income
     (loss)..........................    (52,917)         9,411         7,860        244,194          19,647       (6,795)
                                        --------      ---------    ----------       --------       ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    874,158        395,182     1,133,962        630,764          74,095      491,196
    Cost of investments sold.........    886,729        541,805     1,129,488        575,807         218,648      513,947
                                        --------      ---------    ----------       --------       ---------     --------
       Realized gains (losses)
        on fund shares...............    (12,571)      (146,623)        4,474         54,957        (144,553)     (22,751)
Realized gain distributions..........         --             --            --             --              --           --
                                        --------      ---------    ----------       --------       ---------     --------
    Net realized gains
     (losses)........................    (12,571)      (146,623)        4,474         54,957        (144,553)     (22,751)
Change in unrealized gains
 (losses)............................    368,568        287,855       502,285        129,261         173,530      326,026
                                        --------      ---------    ----------       --------       ---------     --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    355,997        141,232       506,759        184,218          28,977      303,275
                                        --------      ---------    ----------       --------       ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $303,080      $ 150,643    $  514,619       $428,412       $  48,624     $296,480
                                        ========      =========    ==========       ========       =========     ========

--------
(bh)Previously known as Oppenheimer Strategic Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                  OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                   VARIABLE         VARIABLE         VARIABLE        VARIABLE
                                 OPPENHEIMER     OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                                  VARIABLE        VARIABLE      (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                                ACCOUNT FUNDS   ACCOUNT FUNDS       ("SS"))          ("SS"))          ("SS"))         ("SS"))
                                 SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- ----------------- --------------- ----------------- --------------- ---------------
                                 OPPENHEIMER     OPPENHEIMER                       OPPENHEIMER                      OPPENHEIMER
                                 MAIN STREET  SMALL- & MID-C AP   OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL
                                  SMALL CAP      GROWTH (BI)     BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)
                                ------------- ----------------- --------------- ----------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 11,537        $     --        $   205,424      $       --       $   603,886     $  290,472
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................    (20,042)        (10,074)          (243,451)       (582,040)         (493,107)      (316,543)
    Administrative
     expense...................     (1,670)           (719)           (33,352)        (79,658)          (69,039)       (43,589)
                                  --------        --------        -----------      ----------       -----------     ----------
    Net investment income
     (loss)....................    (10,175)        (10,793)           (71,379)       (661,698)           41,740        (69,660)
                                  --------        --------        -----------      ----------       -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    684,624         154,168          3,511,682       8,788,366        10,039,535      4,890,255
    Cost of investments
     sold......................    591,450         168,934          4,934,329       8,693,977        12,905,082      5,118,571
                                  --------        --------        -----------      ----------       -----------     ----------
       Realized gains
        (losses) on fund
        shares.................     93,174         (14,766)        (1,422,647)         94,389        (2,865,547)      (228,316)
Realized gain distributions....         --              --                 --              --                --             --
                                  --------        --------        -----------      ----------       -----------     ----------
    Net realized gains
     (losses)..................     93,174         (14,766)        (1,422,647)         94,389        (2,865,547)      (228,316)
Change in unrealized gains
 (losses)......................    242,071         188,958          3,264,950       3,484,834         6,118,163      3,202,212
                                  --------        --------        -----------      ----------       -----------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    335,245         174,192          1,842,303       3,579,223         3,252,616      2,973,896
                                  --------        --------        -----------      ----------       -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $325,070        $163,399        $ 1,770,924      $2,917,525       $ 3,294,356     $2,904,236
                                  ========        ========        ===========      ==========       ===========     ==========

--------
(bi)Previously known as Oppenheimer MidCap Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                  VARIABLE         VARIABLE        VARIABLE        VARIABLE         VARIABLE
                               ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                              (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                                  ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                                SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                              ---------------- ---------------- --------------- --------------- ----------------
                                OPPENHEIMER                       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                              GLOBAL STRATEGIC   OPPENHEIMER         MAIN         MAIN STREET   SMALL- & MID-CAP
                              INCOME (SS) (BJ) HIGH INCOME (SS)   STREET (SS)   SMALL CAP (SS)  GROWTH (SS) (BK)
                              ---------------- ---------------- --------------- --------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $ 8,143,064      $   950,217      $   591,218     $  121,382       $       --
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................    (1,362,296)        (214,899)        (900,812)      (396,534)        (141,531)
    Administrative
     expense.................      (187,564)         (29,633)        (122,305)       (53,791)         (18,841)
                                -----------      -----------      -----------     ----------       ----------
    Net investment
     income (loss)...........     6,593,204          705,685         (431,899)      (328,943)        (160,372)
                                -----------      -----------      -----------     ----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................    21,025,475        2,943,170       14,535,679      6,509,433        2,297,730
    Cost of investments
     sold....................    20,007,634        6,418,597       15,401,497      6,274,297        2,433,824
                                -----------      -----------      -----------     ----------       ----------
       Realized gains
        (losses) on
        fund shares..........     1,017,841       (3,475,427)        (865,818)       235,136         (136,094)
Realized gain
 distributions...............            --               --               --             --               --
                                -----------      -----------      -----------     ----------       ----------
    Net realized gains
     (losses)................     1,017,841       (3,475,427)        (865,818)       235,136         (136,094)
Change in unrealized gains
 (losses)....................     4,265,156        4,604,330        9,619,991      5,525,640        2,553,841
                                -----------      -----------      -----------     ----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     5,282,997        1,128,903        8,754,173      5,760,776        2,417,747
                                -----------      -----------      -----------     ----------       ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................   $11,876,201      $ 1,834,588      $ 8,322,274     $5,431,833       $2,257,375
                                ===========      ===========      ===========     ==========       ==========

                                    PIMCO
                                   VARIABLE
                                  INSURANCE
                                    TRUST
                                 SUB-ACCOUNT
                              ------------------

                                 FOREIGN BOND
                              (US DOLLAR-HEDGED)
                              ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................        $ 32
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................         (25)
    Administrative
     expense.................          (2)
                                     ----
    Net investment
     income (loss)...........           5
                                     ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................         953
    Cost of investments
     sold....................         947
                                     ----
       Realized gains
        (losses) on
        fund shares..........           6
Realized gain
 distributions...............          39
                                     ----
    Net realized gains
     (losses)................          45
Change in unrealized gains
 (losses)....................          85
                                     ----
    Net realized and
     unrealized gains
     (losses) on
     investments.............         130
                                     ----
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................        $135
                                     ====

--------
(bj)Previously known as Oppenheimer Strategic Bond (SS)
(bk)Previously known as Oppenheimer MidCap Fund (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             PIMCO       PIMCO       PIMCO         PIMCO          PIMCO       PIMCO
                                           VARIABLE    VARIABLE    VARIABLE       VARIABLE      VARIABLE     VARIABLE
                                           INSURANCE   INSURANCE   INSURANCE     INSURANCE      INSURANCE   INSURANCE
                                             TRUST       TRUST       TRUST         TRUST          TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- ---------------- ----------- ------------
                                                                   PIMCO VIT     PIMCO VIT      PIMCO VIT   PIMCO VIT
                                                         PIMCO     COMMODITY      EMERGING     REAL RETURN TOTAL RETURN
                                             MONEY       TOTAL    REALRETURN    MARKETS BOND    (ADVISOR     (ADVISOR
                                            MARKET      RETURN     STRATEGY   (ADVISOR SHARES)   SHARES)     SHARES)
                                          ----------- ----------- ----------- ---------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   11       $ 28      $ 651,938      $ 87,522     $  132,523   $  777,477
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (316)       (18)       (63,446)      (26,849)      (146,219)    (490,871)
    Administrative expense...............      (23)        (1)        (8,214)       (3,509)       (18,770)     (64,321)
                                            ------       ----      ---------      --------     ----------   ----------
    Net investment income (loss).........     (328)         9        580,278        57,164        (32,466)     222,285
                                            ------       ----      ---------      --------     ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,093        107        673,421       670,191      2,816,403    9,039,960
    Cost of investments sold.............    2,093         99        832,798       643,168      2,681,008    8,441,717
                                            ------       ----      ---------      --------     ----------   ----------
       Realized gains (losses) on
        fund shares......................       --          8       (159,377)       27,023        135,395      598,243
Realized gain distributions..............       --         33         90,889            --         81,521      946,142
                                            ------       ----      ---------      --------     ----------   ----------
    Net realized gains (losses)..........       --         41        (68,488)       27,023        216,916    1,544,385
Change in unrealized gains (losses)......       --         23        451,021        52,052        416,148      289,086
                                            ------       ----      ---------      --------     ----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............       --         64        382,533        79,075        633,064    1,833,471
                                            ------       ----      ---------      --------     ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $ (328)      $ 73      $ 962,811      $136,239     $  600,598   $2,055,756
                                            ======       ====      =========      ========     ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                       VT AMERICAN                                                  VT GEORGE          VT
                                        GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM      GLOBAL ASSET
                                          INCOME     OPPORTUNITIES      INCOME         INCOME     BALANCED (BL)    ALLOCATION
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 3,202,730     $   11,807    $ 6,322,583    $ 1,907,058    $ 4,042,371     $1,849,021
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (577,976)       (67,590)      (602,896)    (1,340,322)    (1,060,893)      (447,706)
    Administrative expense...........           --             --           (297)       (71,434)       (51,540)       (28,122)
                                       -----------     ----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)..........................    2,624,754        (55,783)     5,719,390        495,302      2,929,938      1,373,193
                                       -----------     ----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    9,803,387      1,117,564     11,706,813     21,970,695     15,198,058      8,465,426
    Cost of investments sold.........    8,970,252      1,139,349     12,357,083     17,788,055     22,277,324      8,769,945
                                       -----------     ----------    -----------    -----------    -----------     ----------
       Realized gains (losses)
        on fund shares...............      833,135        (21,785)      (650,270)     4,182,640     (7,079,266)      (304,519)
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------     ----------    -----------    -----------    -----------     ----------
    Net realized gains (losses)......      833,135        (21,785)      (650,270)     4,182,640     (7,079,266)      (304,519)
Change in unrealized gains
 (losses)............................   (1,900,749)     1,318,053       (457,952)     5,357,754     10,861,372      2,768,905
                                       -----------     ----------    -----------    -----------    -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,067,614)     1,296,268     (1,108,222)     9,540,394      3,782,106      2,464,386
                                       -----------     ----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 1,557,140     $1,240,485    $ 4,611,168    $10,035,696    $ 6,712,044     $3,837,579
                                       ===========     ==========    ===========    ===========    ===========     ==========

--------
(bl)Previously known as VT The George Putnam Fund of Boston

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT             VT
                                        VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                          EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   516,167     $  645,863     $  820,605    $  2,960,110    $   23,705    $ 4,367,144
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (309,965)      (452,907)      (277,094)     (2,558,366)     (156,118)      (799,738)
    Administrative expense...........           --         (9,617)        (5,666)        (72,152)          (86)       (60,083)
                                       -----------     ----------     ----------    ------------    ----------    -----------
    Net investment income
     (loss)..........................      206,202        183,339        537,845         329,592      (132,499)     3,507,323
                                       -----------     ----------     ----------    ------------    ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,378,582      7,531,696      4,594,077      42,205,129     2,832,195     15,978,784
    Cost of investments sold.........    8,014,557      7,405,750      5,155,916      61,334,470     3,475,227     16,711,019
                                       -----------     ----------     ----------    ------------    ----------    -----------
       Realized gains (losses)
        on fund shares...............   (2,635,975)       125,946       (561,839)    (19,129,341)     (643,032)      (732,235)
Realized gain distributions..........           --             --             --              --            --             --
                                       -----------     ----------     ----------    ------------    ----------    -----------
    Net realized gains
     (losses)........................   (2,635,975)       125,946       (561,839)    (19,129,341)     (643,032)      (732,235)
Change in unrealized gains
 (losses)............................    4,107,090       (118,805)       (49,336)     40,303,085     2,327,132      3,848,880
                                       -----------     ----------     ----------    ------------    ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    1,471,115          7,141       (611,175)     21,173,744     1,684,100      3,116,645
                                       -----------     ----------     ----------    ------------    ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 1,677,317     $  190,480     $  (73,330)   $ 21,503,336    $1,551,601    $ 6,623,968
                                       ===========     ==========     ==========    ============    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT             VT             VT
                                                     INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                       VT
                                        VT INCOME        EQUITY      GROWTH (BM)     VALUE (BN)    VT INVESTORS   MONEY MARKET
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $14,892,134    $  4,932,776    $  581,796    $   844,565    $   840,507    $    48,694
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (1,841,078)     (1,940,111)     (272,714)      (337,019)      (900,669)    (1,789,865)
    Administrative expense...........     (131,644)       (114,948)           --             --        (17,942)      (189,966)
                                       -----------    ------------    ----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................   12,919,412       2,877,717       309,082        507,546        (78,104)    (1,931,137)
                                       -----------    ------------    ----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   32,811,935      32,086,359     5,862,181      6,303,416     15,358,377     75,385,235
    Cost of investments sold.........   32,964,970      46,076,524     5,633,058      9,666,360     19,053,123     75,385,235
                                       -----------    ------------    ----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............     (153,035)    (13,990,165)      229,123     (3,362,944)    (3,694,746)            --
Realized gain distributions..........           --              --            --             --             --             --
                                       -----------    ------------    ----------    -----------    -----------    -----------
    Net realized gains (losses)......     (153,035)    (13,990,165)      229,123     (3,362,944)    (3,694,746)            --
Change in unrealized gains
 (losses)............................   (2,094,609)     20,648,097     1,212,268      3,894,726     11,065,199             --
                                       -----------    ------------    ----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (2,247,644)      6,657,932     1,441,391        531,782      7,370,453             --
                                       -----------    ------------    ----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $10,671,768    $  9,535,649    $1,750,473    $ 1,039,328    $ 7,292,349    $(1,931,137)
                                       ===========    ============    ==========    ===========    ===========    ===========

--------
(bm)Previously known as VT International New Opportunities
(bn)Previously known as VT International Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM          PUTNAM         PUTNAM         PUTNAM          PUTNAM
                                      VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST
                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------- -------------- -------------- -------------- -----------------
                                       VT MULTI-CAP    VT MULTI-CAP                  VT SMALL CAP
                                      GROWTH (BO)(BQ)   VALUE (BP)    VT RESEARCH       VALUE      VT VISTA (BQ)(BR)
                                      --------------- -------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   201,643     $   24,876     $  357,484    $   169,307      $     7,813
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (912,630)      (114,092)      (458,327)      (797,315)        (472,625)
    Administrative expense...........       (12,301)            --         (6,160)       (18,648)          (8,569)
                                        -----------     ----------     ----------    -----------      -----------
    Net investment income
     (loss)..........................      (723,288)       (89,216)      (107,003)      (646,656)        (473,381)
                                        -----------     ----------     ----------    -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    17,630,166      2,940,768      8,031,681     11,448,706       54,411,713
    Cost of investments sold.........    22,935,968      3,474,920      8,875,155     14,809,781       53,268,120
                                        -----------     ----------     ----------    -----------      -----------
       Realized gains (losses)
        on fund shares...............    (5,305,802)      (534,152)      (843,474)    (3,361,075)       1,143,593
Realized gain distributions..........            --             --             --             --               --
                                        -----------     ----------     ----------    -----------      -----------
    Net realized gains (losses)......    (5,305,802)      (534,152)      (843,474)    (3,361,075)       1,143,593
Change in unrealized gains
 (losses)............................    20,262,332      2,147,460      5,424,383     15,868,578        5,583,462
                                        -----------     ----------     ----------    -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    14,956,530      1,613,308      4,580,909     12,507,503        6,727,055
                                        -----------     ----------     ----------    -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $14,233,242     $1,524,092     $4,473,906    $11,860,847      $ 6,253,674
                                        ===========     ==========     ==========    ===========      ===========

                                          PUTNAM
                                      VARIABLE TRUST
                                       SUB-ACCOUNT
                                      --------------

                                        VT VOYAGER
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 2,041,102
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................   (2,160,231)
    Administrative expense...........      (91,835)
                                       -----------
    Net investment income
     (loss)..........................     (210,964)
                                       -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   40,669,456
    Cost of investments sold.........   44,434,560
                                       -----------
       Realized gains (losses)
        on fund shares...............   (3,765,104)
Realized gain distributions..........           --
                                       -----------
    Net realized gains (losses)......   (3,765,104)
Change in unrealized gains
 (losses)............................   30,603,343
                                       -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   26,838,239
                                       -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $26,627,275
                                       ===========

--------
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(bq)On September 24, 2010 VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.      FUNDS, INC.       FUNDS, INC.   FUNDS, INC.
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- -------------------- ------------- -------------
                                                     VAN KAMPEN    VAN KAMPEN        VAN KAMPEN
                                       VAN KAMPEN     UIF CORE    UIF EMERGING       UIF GLOBAL       VAN KAMPEN    VAN KAMPEN
                                       UIF CAPITAL   PLUS FIXED      MARKETS       TACTICAL ASSET     UIF MID CAP    UIF U.S.
                                         GROWTH        INCOME        EQUITY     ALLOC PORTFOLIO (BS)    GROWTH      REAL ESTATE
                                      ------------- ------------- ------------- -------------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   36,837     $ 74,249     $  226,811       $   519,779       $       --    $   535,976
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (439,748)     (17,488)      (571,339)         (265,723)        (339,932)      (384,854)
    Administrative expense...........     (36,376)      (1,183)       (36,851)          (17,134)         (21,539)       (24,598)
                                       ----------     --------     ----------       -----------       ----------    -----------
    Net investment income
     (loss)..........................    (439,287)      55,578       (381,379)          236,922         (361,471)       126,524
                                       ----------     --------     ----------       -----------       ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   5,944,529      402,943      6,409,658         4,050,844        4,959,759      5,779,635
    Cost of investments sold.........   4,909,998      426,795      6,241,458         5,256,044        4,780,426      7,332,906
                                       ----------     --------     ----------       -----------       ----------    -----------
       Realized gains (losses)
        on fund shares...............   1,034,531      (23,852)       168,200        (1,205,200)         179,333     (1,553,271)
Realized gain distributions..........          --           --             --                --               --             --
                                       ----------     --------     ----------       -----------       ----------    -----------
    Net realized gains (losses)......   1,034,531      (23,852)       168,200        (1,205,200)         179,333     (1,553,271)
Change in unrealized gains
 (losses)............................   5,027,605       36,208      6,163,059         1,477,760        5,944,221      7,442,503
                                       ----------     --------     ----------       -----------       ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   6,062,136       12,356      6,331,259           272,560        6,123,554      5,889,232
                                       ----------     --------     ----------       -----------       ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $5,622,849     $ 67,934     $5,949,880       $   509,482       $5,762,083    $ 6,015,756
                                       ==========     ========     ==========       ===========       ==========    ===========

--------
(bs)Previously known as Van Kampen UIF International Magnum

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- --------------
                                                                      VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN   UIF EMERGING   VAN KAMPEN    VAN KAMPEN   VAN KAMPEN UIF
                                          UIF CAPITAL  UIF EMERGING     MARKETS     UIF GLOBAL    UIF MID CAP  SMALL COMPANY
                                            GROWTH     MARKETS DEBT     EQUITY       FRANCHISE      GROWTH         GROWTH
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                         ------------- ------------- ------------- ------------- ------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $       --    $  911,312    $  104,361    $   374,352   $        --    $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (139,683)     (305,275)     (264,538)      (988,141)     (503,861)     (209,934)
    Administrative expense..............     (18,762)      (41,607)      (34,383)      (129,669)      (65,590)      (26,774)
                                          ----------    ----------    ----------    -----------   -----------    ----------
    Net investment income
     (loss).............................    (158,445)      564,430      (194,560)      (743,458)     (569,451)     (236,708)
                                          ----------    ----------    ----------    -----------   -----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   2,058,654     5,253,598     5,020,702     19,050,567     9,926,425     2,946,671
    Cost of investments sold............   1,577,629     5,386,108     5,230,391     20,121,607    10,110,861     2,962,779
                                          ----------    ----------    ----------    -----------   -----------    ----------
       Realized gains (losses) on
        fund shares.....................     481,025      (132,510)     (209,689)    (1,071,040)     (184,436)      (16,108)
Realized gain distributions.............          --            --            --             --            --            --
                                          ----------    ----------    ----------    -----------   -----------    ----------
    Net realized gains (losses).........     481,025      (132,510)     (209,689)    (1,071,040)     (184,436)      (16,108)
Change in unrealized gains
 (losses)...............................   1,517,976     1,260,174     3,231,098      9,480,313     9,842,964     3,384,331
                                          ----------    ----------    ----------    -----------   -----------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   1,999,001     1,127,664     3,021,409      8,409,273     9,658,528     3,368,223
                                          ----------    ----------    ----------    -----------   -----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $1,840,556    $1,692,094    $2,826,849    $ 7,665,815   $ 9,089,077    $3,131,515
                                          ==========    ==========    ==========    ===========   ===========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                  THE UNIVERSAL
                                                                  INSTITUTIONAL
                                                                   FUNDS, INC.
                                                                   (CLASS II)
                                                                   SUB-ACCOUNT
                                                                  -------------
                                                                   VAN KAMPEN
                                                                    UIF U.S.
                                                                   REAL ESTATE
                                                                   (CLASS II)
                                                                  -------------
 NET INVESTMENT INCOME (LOSS)
 Dividends.......................................................  $ 1,044,935
 Charges from Lincoln Benefit Life Company:
     Mortality and expense risk..................................     (748,939)
     Administrative expense......................................     (101,350)
                                                                   -----------
     Net investment income (loss)................................      194,646
                                                                   -----------
 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
     Proceeds from sales.........................................   12,266,919
     Cost of investments sold....................................   15,719,427
                                                                   -----------
        Realized gains (losses) on fund shares...................   (3,452,508)
 Realized gain distributions.....................................           --
                                                                   -----------
     Net realized gains (losses).................................   (3,452,508)
 Change in unrealized gains (losses).............................   16,108,136
                                                                   -----------
     Net realized and unrealized gains (losses) on investments...   12,655,628
                                                                   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............  $12,850,274
                                                                   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED                ADVANCED              ADVANCED
                                                      SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  ----------------------  ------------------
                                                           AST                                           AST
                                                   ACADEMIC STRATEGIES             AST               AGGRESSIVE
                                                    ASSET ALLOCATION       ADVANCED STRATEGIES    ASSET ALLOCATION
                                                 ----------------------  ----------------------  ------------------
                                                    2010        2009        2010        2009       2010      2009
                                                 ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (57,157) $   44,272  $  (11,993) $   26,435  $ (1,122) $    (78)
Net realized gains (losses).....................     21,514    (607,288)     60,108    (100,516)      274   (12,497)
Change in unrealized gains (losses).............    697,364   1,664,740     198,289     463,192    13,798    34,096
                                                 ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................    661,721   1,101,724     246,404     389,111    12,950    21,521
                                                 ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     49,837     137,329      40,591     284,123        --        --
Benefit payments................................         --          --          --          --        --        --
Payments on termination.........................   (188,084)   (310,554)    (91,203)    (26,336)       --      (912)
Contract Maintenance Charge.....................    (17,240)    (12,833)     (8,247)     (5,580)      (59)      (64)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    101,445     116,363      23,047     306,495    (6,072)     (594)
                                                 ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (54,042)    (69,695)    (35,812)    558,702    (6,131)   (1,570)
                                                 ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    607,679   1,032,029     210,592     947,813     6,819    19,951
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  7,097,045   6,065,016   2,312,799   1,364,986   107,053    87,102
                                                 ----------  ----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $7,704,724  $7,097,045  $2,523,391  $2,312,799  $113,872  $107,053
                                                 ==========  ==========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    830,714     867,264     257,140     188,627    14,383    14,799
       Units issued.............................    135,208     375,660      55,019     178,430     1,187     8,146
       Units redeemed...........................   (146,681)   (412,210)    (61,272)   (109,917)   (2,014)   (8,562)
                                                 ----------  ----------  ----------  ----------  --------  --------
    Units outstanding at end of period..........    819,241     830,714     250,887     257,140    13,556    14,383
                                                 ==========  ==========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED          ADVANCED
                                                        SERIES TRUST       SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  -----------------  ----------------
                                                            AST                AST                AST
                                                     ALLIANCE BERNSTEIN ALLIANCE BERNSTEIN AMERICAN CENTURY
                                                         CORE VALUE      GROWTH & INCOME    INCOME & GROWTH
                                                     -----------------  -----------------  ----------------
                                                       2010      2009     2010     2009      2010     2009
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (162) $   681  $    22  $    194  $   (24) $   119
Net realized gains (losses).........................   (5,544)    (769)     (99)  (17,596)   1,117     (979)
Change in unrealized gains (losses).................    9,650    4,694    1,797    17,574     (605)   1,997
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...    3,944    4,606    1,720       172      488    1,137
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --       --       --        --       --       --
Benefit payments....................................       --       --       --        --       --       --
Payments on termination.............................  (12,278)    (865)      --   (14,984)      --       --
Contract Maintenance Charge.........................      (11)     (10)     (13)      (13)      (3)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    2,902   25,705       --        10   (5,713)  (3,815)
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (9,387)  24,830      (13)  (14,987)  (5,716)  (3,826)
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (5,443)  29,436    1,707   (14,815)  (5,228)  (2,689)
NET ASSETS AT BEGINNING OF PERIOD...................   51,814   22,378   15,264    30,079    8,428   11,117
                                                     --------  -------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 46,371  $51,814  $16,971  $ 15,264  $ 3,200  $ 8,428
                                                     ========  =======  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    7,834    4,100    2,175     5,058    1,181    1,808
       Units issued.................................      895    3,892       --        31      381      688
       Units redeemed...............................   (2,405)    (158)      (1)   (2,914)  (1,162)  (1,315)
                                                     --------  -------  -------  --------  -------  -------
    Units outstanding at end of period..............    6,324    7,834    2,174     2,175      400    1,181
                                                     ========  =======  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                ADVANCED              ADVANCED
                                                       SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -----------------------  ----------------------  ------------------
                                                           AST                      AST                   AST
                                                         BALANCED                  BOND                  BOND
                                                     ASSET ALLOCATION         PORTFOLIO 2018        PORTFOLIO 2019
                                                 -----------------------  ----------------------  ------------------
                                                     2010        2009        2010        2009       2010      2009
                                                 -----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (57,778) $    4,651  $   (7,136) $  (15,154) $ (4,910) $ (4,250)
Net realized gains (losses).....................     235,308    (278,048)    103,433      67,797    28,133     2,702
Change in unrealized gains (losses).............     691,338   1,459,784      32,020    (132,716)   10,035    (9,053)
                                                 -----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................     868,868   1,186,387     128,317     (80,073)   33,258   (10,601)
                                                 -----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     187,252   1,108,540          --          --        --        --
Benefit payments................................          --          --          --          --        --        --
Payments on termination.........................    (342,004)    (59,497)    (36,488)         --    (2,790)     (683)
Contract Maintenance Charge.....................     (41,207)    (26,228)       (561)       (605)     (132)     (133)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     669,509   1,938,542    (167,963)    134,871    57,412   302,624
                                                 -----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................     473,550   2,961,357    (205,012)    134,266    54,490   301,808
                                                 -----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,342,418   4,147,744     (76,695)     54,193    87,748   291,207
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,666,804   4,519,060   1,105,384   1,051,191   366,024    74,817
                                                 -----------  ----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $10,009,222  $8,666,804  $1,028,689  $1,105,384  $453,772  $366,024
                                                 ===========  ==========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     971,195     615,959      98,042      86,265    33,023     6,108
       Units issued.............................     276,232     827,012      38,398      90,140    21,830    68,796
       Units redeemed...........................    (234,490)   (471,776)    (53,044)    (78,363)  (17,469)  (41,881)
                                                 -----------  ----------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   1,012,937     971,195      83,396      98,042    37,384    33,023
                                                 ===========  ==========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     ------------------  -------------- ----------------------
                                                             AST              AST                 AST
                                                            BOND              BOND          CAPITAL GROWTH
                                                       PORTFOLIO 2020    PORTFOLIO 2021    ASSET ALLOCATION
                                                     ------------------  -------------- ----------------------
                                                       2010    2009 (BT)    2010 (A)       2010        2009
                                                     --------  --------- -------------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (5,461)  $  (10)     $ (1,208)   $  (32,645) $   15,831
Net realized gains (losses).........................   10,768      (23)      (15,598)       42,451    (396,255)
Change in unrealized gains (losses).................    2,000      (90)       (5,046)      599,534   1,368,203
                                                     --------   ------      --------    ----------  ----------
Increase (decrease) in net assets from operations...    7,307     (123)      (21,852)      609,340     987,779
                                                     --------   ------      --------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --       --            --       119,002     433,057
Benefit payments....................................       --       --            --            --          --
Payments on termination.............................   (6,255)      --       (14,288)     (149,266)   (222,784)
Contract Maintenance Charge.........................     (278)      --            --       (15,640)    (10,486)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  598,068    2,462       336,690       268,260      68,352
                                                     --------   ------      --------    ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  591,535    2,462       322,402       222,356     268,139
                                                     --------   ------      --------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................  598,842    2,339       300,550       831,696   1,255,918
NET ASSETS AT BEGINNING OF PERIOD...................    2,339       --            --     5,664,140   4,408,222
                                                     --------   ------      --------    ----------  ----------
NET ASSETS AT END OF PERIOD......................... $601,181   $2,339      $300,550    $6,495,836  $5,664,140
                                                     ========   ======      ========    ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      265       --            --       689,074     661,754
       Units issued.................................  134,051      451        66,596       190,782     444,093
       Units redeemed...............................  (72,150)    (186)      (39,355)     (171,519)   (416,773)
                                                     --------   ------      --------    ----------  ----------
    Units outstanding at end of period..............   62,166      265        27,241       708,337     689,074
                                                     ========   ======      ========    ==========  ==========

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010
(bt)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                              ADVANCED              ADVANCED             ADVANCED
                            SERIES TRUST          SERIES TRUST         SERIES TRUST
                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                         ------------------  ----------------------  ----------------
                                 AST                   AST                  AST
                             CLS GROWTH           CLS MODERATE            COHEN &
                          ASSET ALLOCATION      ASSET ALLOCATION       STEERS REALTY
                         ------------------  ----------------------  ----------------
                           2010      2009       2010        2009       2010     2009
                         --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment
 income (loss).......... $ (2,611) $   (979) $  (17,353) $  (15,219) $    72  $   372
Net realized gains
 (losses)...............   14,180    (2,153)     32,447      (6,440)    (614)    (783)
Change in
 unrealized gains
 (losses)...............   20,987    44,689     149,458     296,362    9,122    8,470
                         --------  --------  ----------  ----------  -------  -------
Increase (decrease)
 in net assets from
 operations.............   32,556    41,557     164,552     274,703    8,580    8,059
                         --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits................    5,700   103,123          --     268,379       --       54
Benefit payments........       --        --          --          --       --       --
Payments on
 termination............   (2,233)  (16,590)    (15,308)    (40,925)    (937)    (430)
Contract
 Maintenance Charge.....     (469)     (384)     (4,969)     (3,315)     (28)     (25)
Transfers among the
 sub-accounts and
 with the Fixed
 Account--net...........   99,775    (5,421)     29,306     404,781     (107)   1,230
                         --------  --------  ----------  ----------  -------  -------
Increase (decrease)
 in net assets from
 contract
 transactions...........  102,773    80,728       9,029     628,920   (1,072)     829
                         --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE)
 IN NET ASSETS..........  135,329   122,285     173,581     903,623    7,508    8,888
NET ASSETS AT
 BEGINNING OF PERIOD....  181,233    58,948   1,649,807     746,184   33,402   24,514
                         --------  --------  ----------  ----------  -------  -------
NET ASSETS AT END
 OF PERIOD.............. $316,562  $181,233  $1,823,388  $1,649,807  $40,910  $33,402
                         ========  ========  ==========  ==========  =======  =======
UNITS OUTSTANDING
   Units
     outstanding at
     beginning of
     period.............   21,556     8,789     184,728     101,548    4,290    4,091
      Units issued......   20,570    23,860      25,435     133,704      419      465
      Units redeemed....   (8,853)  (11,093)    (24,870)    (50,524)    (561)    (266)
                         --------  --------  ----------  ----------  -------  -------
   Units
     outstanding at
     end of period......   33,273    21,556     185,293     184,728    4,148    4,290
                         ========  ========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED          ADVANCED             ADVANCED
                                                       SERIES TRUST      SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------  ----------------------
                                                            AST               AST                  AST
                                                           DEAM            FEDERATED           FIRST TRUST
                                                      LARGE-CAP VALUE  AGGRESSIVE GROWTH     BALANCED TARGET
                                                     ----------------  ----------------  ----------------------
                                                       2010     2009     2010     2009      2010        2009
                                                     -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    35  $   (53) $  (155) $  (135) $   (1,264) $   49,036
Net realized gains (losses).........................    (321)    (106)    (112)  (1,928)     90,270    (164,919)
Change in unrealized gains (losses).................   2,010    2,578    3,444    5,219     217,257     539,924
                                                     -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from operations...   1,724    2,419    3,177    3,156     306,263     424,041
                                                     -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --      108       --       54      71,242     371,032
Benefit payments....................................      --       --       --       --          --          --
Payments on termination.............................    (944)      --     (571)      --     (81,936)   (309,875)
Contract Maintenance Charge.........................     (13)     (14)     (10)     (14)     (8,742)     (6,388)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (246)     702     (440)  (3,768)    215,056     355,873
                                                     -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,203)     796   (1,021)  (3,728)    195,620     410,642
                                                     -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................     521    3,215    2,156     (572)    501,883     834,683
NET ASSETS AT BEGINNING OF PERIOD...................  16,627   13,412   11,051   11,623   2,679,507   1,844,824
                                                     -------  -------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $17,148  $16,627  $13,207  $11,051  $3,181,390  $2,679,507
                                                     =======  =======  =======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,342    2,205    1,498    2,062     327,014     274,572
       Units issued.................................     136      513      121      446     141,106     308,083
       Units redeemed...............................    (301)    (376)    (249)  (1,010)   (123,200)   (255,641)
                                                     -------  -------  -------  -------  ----------  ----------
    Units outstanding at end of period..............   2,177    2,342    1,370    1,498     344,920     327,014
                                                     =======  =======  =======  =======  ==========  ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                             ADVANCED             ADVANCED       ADVANCED
                                                           SERIES TRUST         SERIES TRUST   SERIES TRUST
                                                            SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                                     ------------------------  -------------- --------------
                                                                AST                 AST             AST
                                                        FIRST TRUST CAPITAL      FOCUS FOUR       GLOBAL
                                                        APPRECIATION TARGET    PLUS PORTFOLIO   REAL ESTATE
                                                     ------------------------  -------------- --------------
                                                         2010         2009       2009 (BU)     2010    2009
                                                     -----------  -----------  -------------- ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (92,075) $    51,011     $   (209)   $    9  $   24
Net realized gains (losses).........................      64,272     (669,282)       4,151       303     134
Change in unrealized gains (losses).................   1,746,074    2,078,860         (422)      (75)    476
                                                     -----------  -----------     --------    ------  ------
Increase (decrease) in net assets from operations...   1,718,271    1,460,589        3,520       237     634
                                                     -----------  -----------     --------    ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      39,025      362,956        8,211        --      --
Benefit payments....................................          --           --           --        --      --
Payments on termination.............................    (195,349)     (90,118)          --      (827)   (417)
Contract Maintenance Charge.........................     (40,837)     (18,297)         (78)       (2)     (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,929,986    2,116,647      (24,972)    1,849     852
                                                     -----------  -----------     --------    ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................   2,732,825    2,371,188      (16,839)    1,020     433
                                                     -----------  -----------     --------    ------  ------
INCREASE (DECREASE) IN NET ASSETS...................   4,451,096    3,831,777      (13,319)    1,257   1,067
NET ASSETS AT BEGINNING OF PERIOD...................  10,439,191    6,607,414       13,319     1,507     440
                                                     -----------  -----------     --------    ------  ------
NET ASSETS AT END OF PERIOD......................... $14,890,287  $10,439,191     $     --    $2,764  $1,507
                                                     ===========  ===========     ========    ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,369,319    1,075,207        1,780       184      72
       Units issued.................................   1,021,833    1,017,568        3,066       198     165
       Units redeemed...............................    (722,013)    (723,456)      (4,846)      (95)    (53)
                                                     -----------  -----------     --------    ------  ------
    Units outstanding at end of period..............   1,669,139    1,369,319           --       287     184
                                                     ===========  ===========     ========    ======  ======

--------
(bu)For the period beginning January 1, 2009 and ended November 13, 2009


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED          ADVANCED
                                                       SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------  -----------------  ---------------
                                                            AST                 AST               AST
                                                       GOLDMAN SACHS       GOLDMAN SACHS     GOLDMAN SACHS
                                                     CONCENTRATED GROWTH   MID-CAP GROWTH   SMALL-CAP VALUE
                                                     ------------------  -----------------  ---------------
                                                        2010      2009     2010      2009     2010    2009
                                                     -------   -------   --------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (526)  $  (510)  $   (648) $  (538) $   (26) $    5
Net realized gains (losses).........................      60      (606)    (2,400)  (3,179)  (1,236)     (8)
Change in unrealized gains (losses).................   4,619    17,903     10,254   22,626      720     534
                                                     -------   -------   --------  -------  -------  ------
Increase (decrease) in net assets from operations...   4,153    16,787      7,206   18,909     (542)    531
                                                     -------   -------   --------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   1,005     5,557         --       --       --      --
Benefit payments....................................      --        --         --       --       --      --
Payments on termination.............................      --        --    (14,460)    (614)      --      --
Contract Maintenance Charge.........................     (40)      (45)       (15)     (21)      (1)     (1)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     216    (7,156)       172      707    3,092      --
                                                     -------   -------   --------  -------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................   1,181    (1,644)   (14,303)      72    3,091      (1)
                                                     -------   -------   --------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................   5,334    15,143     (7,097)  18,981    2,549     530
NET ASSETS AT BEGINNING OF PERIOD...................  45,352    30,209     56,853   37,872    2,622   2,092
                                                     -------   -------   --------  -------  -------  ------
NET ASSETS AT END OF PERIOD......................... $50,686   $45,352   $ 49,756  $56,853  $ 5,171  $2,622
                                                     =======   =======   ========  =======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,994     4,911      6,004    6,201      273     273
       Units issued.................................     140     1,468        348      372    1,408      --
       Units redeemed...............................      (9)   (1,385)    (1,902)    (569)  (1,250)     --
                                                     -------   -------   --------  -------  -------  ------
    Units outstanding at end of period..............   5,125     4,994      4,450    6,004      431     273
                                                     =======   =======   ========  =======  =======  ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED            ADVANCED
                                                        SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     ------------------  ------------------  ------------------
                                                                                 AST                 AST
                                                             AST           HORIZON GROWTH     HORIZON MODERATE
                                                         HIGH YIELD       ASSET ALLOCATION    ASSET ALLOCATION
                                                     ------------------  ------------------  ------------------
                                                       2010      2009      2010      2009      2010      2009
                                                     --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    452  $  1,944  $ (1,764) $ (1,174) $ (4,882) $ (4,153)
Net realized gains (losses).........................    1,538     2,312     8,797    (1,094)   14,389    (2,227)
Change in unrealized gains (losses).................    3,447    11,002     2,618    25,182    36,324    75,973
                                                     --------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...    5,437    15,258     9,651    22,914    45,831    69,593
                                                     --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    1,005     5,557        --     2,783     3,891    22,217
Benefit payments....................................       --        --        --        --        --        --
Payments on termination.............................  (14,819)     (910)   (9,769)   (5,689)   (4,806)  (26,927)
Contract Maintenance Charge.........................      (52)      (19)     (596)     (432)   (2,185)   (1,550)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   60,477   (23,709)     (541)   13,430    22,578   149,269
                                                     --------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   46,611   (19,081)  (10,906)   10,092    19,478   143,009
                                                     --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   52,048    (3,823)   (1,255)   33,006    65,309   212,602
NET ASSETS AT BEGINNING OF PERIOD...................   35,054    38,877   139,460   106,454   491,948   279,346
                                                     --------  --------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 87,102  $ 35,054  $138,205  $139,460  $557,257  $491,948
                                                     ========  ========  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    3,369     5,007    15,624    14,892    53,015    36,625
       Units issued.................................    5,518     2,645     9,804    12,211    13,810    40,670
       Units redeemed...............................   (1,386)   (4,283)  (11,630)  (11,479)  (12,257)  (24,280)
                                                     --------  --------  --------  --------  --------  --------
    Units outstanding at end of period..............    7,501     3,369    13,798    15,624    54,568    53,015
                                                     ========  ========  ========  ========  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                      ADVANCED             ADVANCED               ADVANCED
                                                    SERIES TRUST         SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------   -----------------   ------------------------
                                                                                                     AST
                                                         AST                 AST                 INVESTMENT
                                                 INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                 ------------------   -----------------   ------------------------
                                                   2010       2009      2010       2009       2010         2009
                                                 --------   --------  --------   -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (550)  $    422  $   (342)  $   807  $   129,054  $   (13,493)
Net realized gains (losses).....................   (6,036)   (15,023)   (5,326)   (8,449)     963,042    1,513,657
Change in unrealized gains (losses).............   11,101     34,197    11,677    24,730     (524,306)    (434,599)
                                                 --------   --------  --------   -------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    4,515     19,596     6,009    17,088      567,790    1,065,565
                                                 --------   --------  --------   -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --         --        --     2,579           --           --
Benefit payments................................       --         --        --        --           --           --
Payments on termination.........................  (20,365)    (9,791)  (12,795)   (6,898)     (68,474)    (376,588)
Contract Maintenance Charge.....................      (45)       (51)      (40)      (40)     (35,802)     (81,960)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (3,857)     1,931        (1)        2   (3,637,475)  (7,127,814)
                                                 --------   --------  --------   -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (24,267)    (7,911)  (12,836)   (4,357)  (3,741,751)  (7,586,362)
                                                 --------   --------  --------   -------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (19,752)    11,685    (6,827)   12,731   (3,173,961)  (6,520,797)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   75,032     63,347    83,524    70,793    5,203,588   11,724,385
                                                 --------   --------  --------   -------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 55,280   $ 75,032  $ 76,697   $83,524  $ 2,029,627  $ 5,203,588
                                                 ========   ========  ========   =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,299     11,637    11,176    12,217      439,245    1,085,050
       Units issued.............................      322      1,520        --       348      737,213    1,157,584
       Units redeemed...........................   (3,914)    (2,858)   (1,811)   (1,389)  (1,019,539)  (1,803,389)
                                                 --------   --------  --------   -------  -----------  -----------
    Units outstanding at end of period..........    6,707     10,299     9,365    11,176      156,919      439,245
                                                 ========   ========  ========   =======  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED          ADVANCED
                                                        SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------------  ---------------  -----------------
                                                            AST                                   AST
                                                          JPMORGAN              AST           LORD ABBETT
                                                     INTERNATIONAL EQUITY LARGE-CAP VALUE    BOND-DEBENTURE
                                                     -------------------  ---------------  -----------------
                                                       2010      2009       2010    2009     2010      2009
                                                     -------   --------   -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (129)  $    929   $     2  $   92  $  2,728  $ 2,012
Net realized gains (losses).........................  (3,174)   (17,055)   (5,219)   (106)     (299)    (307)
Change in unrealized gains (losses).................   5,581     22,548     5,208   1,146     3,590    9,248
                                                     -------   --------   -------  ------  --------  -------
Increase (decrease) in net assets from operations...   2,278      6,422        (9)  1,132     6,019   10,953
                                                     -------   --------   -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --        --      --        --    3,223
Benefit payments....................................      --         --        --      --        --       --
Payments on termination.............................  (9,185)   (16,447)       --      --   (13,621)  (1,276)
Contract Maintenance Charge.........................     (13)       (15)       (1)    (14)      (25)     (21)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,431     18,248    (6,909)      1      (536)  17,303
                                                     -------   --------   -------  ------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (6,767)     1,786    (6,910)    (13)  (14,182)  19,229
                                                     -------   --------   -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (4,489)     8,208    (6,919)  1,119    (8,163)  30,182
NET ASSETS AT BEGINNING OF PERIOD...................  54,634     46,426     7,514   6,395    58,694   28,512
                                                     -------   --------   -------  ------  --------  -------
NET ASSETS AT END OF PERIOD......................... $50,145   $ 54,634   $   595  $7,514  $ 50,531  $58,694
                                                     =======   ========   =======  ======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   6,827      7,769     1,157   1,159     5,584    3,605
       Units issued.................................   1,605      2,426        --      --        52    2,115
       Units redeemed...............................  (2,484)    (3,368)   (1,076)     (2)   (1,344)    (136)
                                                     -------   --------   -------  ------  --------  -------
    Units outstanding at end of period..............   5,948      6,827        81   1,157     4,292    5,584
                                                     =======   ========   =======  ======  ========  =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED          ADVANCED
                                                        SERIES TRUST       SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  -----------------  ----------------
                                                            AST
                                                          MARSICO              AST                AST
                                                       CAPITAL GROWTH   MFS GLOBAL EQUITY     MFS GROWTH
                                                     -----------------  -----------------  ----------------
                                                       2010      2009     2010     2009      2010     2009
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (600) $  (212) $  (279) $  1,037  $  (152) $  (112)
Net realized gains (losses).........................   (3,958)    (646)  (1,742)  (17,370)     (18)     (52)
Change in unrealized gains (losses).................   15,680   12,968    5,847    33,612    1,820    3,015
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...   11,122   12,110    3,826    17,279    1,650    2,851
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --    5,157       --        --       --       --
Benefit payments....................................       --       --       --        --       --       --
Payments on termination.............................  (12,651)    (575)  (5,353)       --   (1,374)    (247)
Contract Maintenance Charge.........................      (19)     (19)     (10)      (10)     (15)      (8)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    1,444   16,067       --   (59,404)      --    6,260
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (11,226)  20,630   (5,363)  (59,414)  (1,389)   6,005
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     (104)  32,740   (1,537)  (42,135)     261    8,856
NET ASSETS AT BEGINNING OF PERIOD...................   76,678   43,938   42,647    84,782   15,720    6,864
                                                     --------  -------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 76,574  $76,678  $41,110  $ 42,647  $15,981  $15,720
                                                     ========  =======  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    9,969    7,288    4,816    12,467    1,882    1,010
       Units issued.................................      404    2,773       --       405       --      931
       Units redeemed...............................   (1,916)     (92)    (620)   (8,056)    (166)     (59)
                                                     --------  -------  -------  --------  -------  -------
    Units outstanding at end of period..............    8,457    9,969    4,196     4,816    1,716    1,882
                                                     ========  =======  =======  ========  =======  =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED             ADVANCED
                                                       SERIES TRUST         SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  ----------------
                                                                                                      AST
                                                        AST MID-CAP           AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET          LSV MID-CAP VALUE
                                                     ----------------  ----------------------  ----------------
                                                       2010     2009      2010        2009       2010     2009
                                                     -------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (298) $    42  $  (11,284) $  (14,812) $   (45) $   252
Net realized gains (losses).........................    (176)     (19)         --          --     (354)  (2,808)
Change in unrealized gains (losses).................   7,059    5,465          --          --    7,373   12,710
                                                     -------  -------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations...   6,585    5,488     (11,284)    (14,812)   6,974   10,154
                                                     -------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --      40,526      85,153       --      108
Benefit payments....................................      --       --    (332,423)   (609,951)      --       --
Payments on termination.............................      --       --     (28,720)       (675)  (2,056)    (254)
Contract Maintenance Charge.........................     (14)     (11)       (247)       (141)     (27)     (30)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     680   16,504    (144,921)    775,398     (649)  (3,354)
                                                     -------  -------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     666   16,493    (465,785)    249,784   (2,732)  (3,530)
                                                     -------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   7,251   21,981    (477,069)    234,972    4,242    6,624
NET ASSETS AT BEGINNING OF PERIOD...................  32,192   10,211   1,249,571   1,014,599   33,957   27,333
                                                     -------  -------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $39,443  $32,192  $  772,502  $1,249,571  $38,199  $33,957
                                                     =======  =======  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,952    1,711     123,460      98,961    4,276    4,778
       Units issued.................................     720    2,242      55,057     254,892      171      694
       Units redeemed...............................    (697)      (1)   (101,426)   (230,393)    (498)  (1,196)
                                                     -------  -------  ----------  ----------  -------  -------
    Units outstanding at end of period..............   3,975    3,952      77,091     123,460    3,949    4,276
                                                     =======  =======  ==========  ==========  =======  =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED         ADVANCED           ADVANCED
                                                       SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  --------------   ------------------
                                                                                                AST
                                                            AST              AST              NIEMANN
                                                     NEUBERGER BERMAN  NEUBERGER BERMAN   CAPITAL GROWTH
                                                      MID-CAP GROWTH   SMALL-CAP GROWTH  ASSET ALLOCATION
                                                     ----------------  --------------   ------------------
                                                       2010     2009    2010     2009     2010      2009
                                                     -------  -------  ------   ------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (354) $  (324) $  (93)  $  (78) $ (2,432) $ (1,835)
Net realized gains (losses).........................    (835)    (468)    (22)    (524)    7,868     2,561
Change in unrealized gains (losses).................   8,091    7,624   1,348    1,806    16,087    36,803
                                                     -------  -------  ------   ------  --------  --------
Increase (decrease) in net assets from operations...   6,902    6,832   1,233    1,204    21,523    37,529
                                                     -------  -------  ------   ------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --      108      --       54     1,200    41,835
Benefit payments....................................      --       --      --       --        --        --
Payments on termination.............................  (5,289)      --      --       --      (302)   (8,186)
Contract Maintenance Charge.........................     (10)     (11)     (6)      (6)   (1,150)     (799)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (579)     643    (292)     588    (5,690)   19,676
                                                     -------  -------  ------   ------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (5,878)     740    (298)     636    (5,942)   52,526
                                                     -------  -------  ------   ------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,024    7,572     935    1,840    15,581    90,055
NET ASSETS AT BEGINNING OF PERIOD...................  31,502   23,930   6,750    4,910   218,111   128,056
                                                     -------  -------  ------   ------  --------  --------
NET ASSETS AT END OF PERIOD......................... $32,526  $31,502  $7,685   $6,750  $233,692  $218,111
                                                     =======  =======  ======   ======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,161    4,052     876      770    24,305    17,042
       Units issued.................................     176      665      79      277     6,464    28,061
       Units redeemed...............................    (956)    (556)   (114)    (171)   (7,446)  (20,798)
                                                     -------  -------  ------   ------  --------  --------
    Units outstanding at end of period..............   3,381    4,161     841      876    23,323    24,305
                                                     =======  =======  ======   ======  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST                 AST                 AST
                                                         PARAMETRIC            PIMCO               PIMCO
                                                      EMERGING MARKETS   LIMITED MATURITY      TOTAL RETURN
                                                           EQUITY              BOND                BOND
                                                     -----------------  ------------------  ------------------
                                                       2010     2009      2010      2009      2010      2009
                                                     -------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (289) $   (125) $  1,480  $  6,189  $   (559) $  5,451
Net realized gains (losses).........................   3,517     2,267    (2,790)   12,261     9,501     6,293
Change in unrealized gains (losses).................   2,174     7,579     5,059    (5,162)   13,194    12,621
                                                     -------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   5,402     9,721     3,749    13,288    22,136    24,365
                                                     -------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --     1,799        --        --        --     3,223
Benefit payments....................................      --        --        --        --        --        --
Payments on termination.............................  (2,440)  (10,564)  (52,945)  (16,720)  (21,737)  (33,179)
Contract Maintenance Charge.........................     (95)     (107)      (66)      (94)      (96)      (75)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   6,597    22,100     3,019   (21,025)   (4,880)  227,912
                                                     -------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   4,062    13,228   (49,992)  (37,839)  (26,713)  197,881
                                                     -------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   9,464    22,949   (46,243)  (24,551)   (4,577)  222,246
NET ASSETS AT BEGINNING OF PERIOD...................  27,645     4,696   159,965   184,516   412,298   190,052
                                                     -------  --------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $37,109  $ 27,645  $113,722  $159,965  $407,721  $412,298
                                                     =======  ========  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,016       840    14,212    17,852    35,360    18,608
       Units issued.................................   2,699     3,362       311     6,430     4,427    30,746
       Units redeemed...............................  (2,347)   (1,186)   (4,678)  (10,070)   (6,734)  (13,994)
                                                     -------  --------  --------  --------  --------  --------
    Units outstanding at end of period..............   3,368     3,016     9,845    14,212    33,053    35,360
                                                     =======  ========  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             ADVANCED              ADVANCED           ADVANCED
                                                           SERIES TRUST          SERIES TRUST       SERIES TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------------  -----------------  --------------------
                                                               AST                   AST                 AST
                                                           PRESERVATION             QMA US       SCHRODERS MULTI-ASSET
                                                         ASSET ALLOCATION        EQUITY ALPHA     WORLD STRATEGIES
                                                     -----------------------  -----------------  --------------------
                                                         2010        2009       2010     2009      2010       2009
                                                     -----------  ----------  -------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (15,748) $  (13,639) $  (164) $    706  $ (6,833)  $    257
Net realized gains (losses).........................     337,897     (39,005)    (154)  (15,943)   24,709      2,886
Change in unrealized gains (losses).................     418,793   1,391,623    3,678    23,979    54,863    158,744
                                                     -----------  ----------  -------  --------  --------   --------
Increase (decrease) in net assets from operations...     740,942   1,338,979    3,360     8,742    72,739    161,887
                                                     -----------  ----------  -------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       2,594   1,748,606       --        --    42,337    221,304
Benefit payments....................................          --          --       --        --        --         --
Payments on termination.............................    (650,220)   (413,573)  (2,359)       --   (20,329)    (4,756)
Contract Maintenance Charge.........................     (30,588)    (23,385)     (12)       (9)   (4,051)    (2,622)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (530,290)  1,530,423   (1,427)  (50,354)  (74,665)   116,065
                                                     -----------  ----------  -------  --------  --------   --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,208,504)  2,842,071   (3,798)  (50,363)  (56,708)   329,991
                                                     -----------  ----------  -------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS...................    (467,562)  4,181,050     (438)  (41,621)   16,031    491,878
NET ASSETS AT BEGINNING OF PERIOD...................   8,804,850   4,623,800   29,113    70,734   796,823    304,945
                                                     -----------  ----------  -------  --------  --------   --------
NET ASSETS AT END OF PERIOD......................... $ 8,337,288  $8,804,850  $28,675  $ 29,113  $812,854   $796,823
                                                     ===========  ==========  =======  ========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     895,044     555,571    4,096    11,993    88,820     42,633
       Units issued.................................     125,024     854,566      272     1,616    11,630    101,752
       Units redeemed...............................    (241,485)   (515,093)    (818)   (9,513)  (18,216)   (55,565)
                                                     -----------  ----------  -------  --------  --------   --------
    Units outstanding at end of period..............     778,583     895,044    3,550     4,096    82,234     88,820
                                                     ===========  ==========  =======  ========  ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED           ADVANCED             ADVANCED
                                                      SERIES TRUST       SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                                     --------------   -----------------  ----------------------
                                                                                                   AST
                                                           AST               AST              T. ROWE PRICE
                                                     SMALL-CAP GROWTH  SMALL-CAP VALUE      ASSET ALLOCATION
                                                     --------------   -----------------  ----------------------
                                                      2010     2009     2010     2009       2010        2009
                                                     ------   ------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (25)  $  (18) $  (267) $     44  $  (33,105) $   29,014
Net realized gains (losses).........................    166      (40)     274   (10,811)     77,342    (235,334)
Change in unrealized gains (losses).................    582      535    6,617    13,916     436,118   1,028,477
                                                     ------   ------  -------  --------  ----------  ----------
Increase (decrease) in net assets from operations...    723      477    6,624     3,149     480,355     822,157
                                                     ------   ------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --       108     297,198     447,043
Benefit payments....................................     --       --       --        --          --          --
Payments on termination.............................     --       --     (603)   (7,734)   (255,217)   (113,695)
Contract Maintenance Charge.........................     (3)      (2)     (19)      (21)     (9,902)     (6,460)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (277)   1,211     (339)    6,529     222,959     689,901
                                                     ------   ------  -------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................   (280)   1,209     (961)   (1,118)    255,038   1,016,789
                                                     ------   ------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    443    1,686    5,663     2,031     735,393   1,838,946
NET ASSETS AT BEGINNING OF PERIOD...................  2,465      779   27,857    25,826   5,191,616   3,352,670
                                                     ------   ------  -------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $2,908   $2,465  $33,520  $ 27,857  $5,927,009  $5,191,616
                                                     ======   ======  =======  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    294      123    3,387     3,948     571,535     451,295
       Units issued.................................     53      359      108     1,868     168,815     341,473
       Units redeemed...............................    (90)    (188)    (216)   (2,429)   (145,073)   (221,233)
                                                     ------   ------  -------  --------  ----------  ----------
    Units outstanding at end of period..............    257      294    3,279     3,387     595,277     571,535
                                                     ======   ======  =======  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ----------------  ------------------
                                                             AST                AST
                                                        T. ROWE PRICE      T. ROWE PRICE           AST
                                                           GLOBAL            LARGE-CAP        T. ROWE PRICE
                                                            BOND              GROWTH        NATURAL RESOURCES
                                                     ------------------  ----------------  ------------------
                                                       2010      2009      2010     2009     2010      2009
                                                     --------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  1,463  $  4,636  $  (486) $  (364) $ (1,171) $     49
Net realized gains (losses).........................     (590)    3,518      130   (2,001)   (7,711)   17,857
Change in unrealized gains (losses).................    2,971        67    4,144   13,004    28,652    22,540
                                                     --------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...    3,844     8,221    3,788   10,639    19,770    40,446
                                                     --------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --     3,277       --       --       502    11,375
Benefit payments....................................       --        --       --       --        --        --
Payments on termination.............................  (24,892)   (5,937)      --       --   (13,575)   (5,465)
Contract Maintenance Charge.........................      (63)      (48)     (16)     (35)      (72)      (75)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    3,306    46,801   (9,403)   6,171   (13,236)    2,418
                                                     --------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (21,649)   44,093   (9,419)   6,136   (26,381)    8,253
                                                     --------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (17,805)   52,314   (5,631)  16,775    (6,611)   48,699
NET ASSETS AT BEGINNING OF PERIOD...................  112,592    60,278   38,595   21,820   130,615    81,916
                                                     --------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 94,787  $112,592  $32,964  $38,595  $124,004  $130,615
                                                     ========  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    9,952     5,891    4,313    3,688    15,440    14,260
       Units issued.................................      466     4,690       61    1,182     1,771     5,812
       Units redeemed...............................   (2,378)     (629)  (1,153)    (557)   (4,863)   (4,632)
                                                     --------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............    8,040     9,952    3,221    4,313    12,348    15,440
                                                     ========  ========  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                ADVANCED            ADVANCED           ADVANCED
                              SERIES TRUST        SERIES TRUST       SERIES TRUST
                               SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                         ----------------------  -------------- ----------------------
                                                                       FRANKLIN
                                                      AST            TEMPLETON VIP
                                 AST UBS         WESTERN ASSET      FOUNDING FUNDS
                              DYNAMIC ALPHA      CORE PLUS BOND       ALLOCATION
                         ----------------------  -------------- ----------------------
                            2010        2009       2009 (BV)       2010        2009
                         ----------  ----------  -------------- ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment
 income (loss).......... $  (41,496) $  (18,936)      $ --      $   23,271  $   40,446
Net realized gains
 (losses)...............     49,492      83,946         --         134,227    (143,192)
Change in
 unrealized gains
 (losses)...............    166,275     433,391         --          59,702     648,973
                         ----------  ----------       ----      ----------  ----------
Increase (decrease)
 in net assets from
 operations.............    174,271     498,401         --         217,200     546,227
                         ----------  ----------       ----      ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits................     28,001     340,806         --          47,303     261,160
Benefit payments........         --          --         --              --          --
Payments on
 termination............    (88,439)   (140,362)        --         (70,679)    (45,942)
Contract
 Maintenance Charge.....    (14,207)    (10,363)        --         (16,662)    (11,215)
Transfers among the
 sub-accounts and
 with the Fixed
 Account--net...........    262,682     600,156         --          (2,214)    677,148
                         ----------  ----------       ----      ----------  ----------
Increase (decrease)
 in net assets from
 contract
 transactions...........    188,037     790,237         --         (42,252)    881,151
                         ----------  ----------       ----      ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS..........    362,308   1,288,638         --         174,948   1,427,378
NET ASSETS AT
 BEGINNING OF PERIOD....  3,403,583   2,114,945         --       3,099,269   1,671,891
                         ----------  ----------       ----      ----------  ----------
NET ASSETS AT END
 OF PERIOD.............. $3,765,891  $3,403,583       $ --      $3,274,217  $3,099,269
                         ==========  ==========       ====      ==========  ==========
UNITS OUTSTANDING
   Units
     outstanding at
     beginning of
     period.............    360,640     269,020         --         363,140     251,264
      Units issued......    121,897     363,052         18         174,265     387,368
      Units redeemed....   (104,805)   (271,432)       (18)       (184,411)   (275,492)
                         ----------  ----------       ----      ----------  ----------
   Units
     outstanding at
     end of period......    377,732     360,640         --         352,994     363,140
                         ==========  ==========       ====      ==========  ==========

--------
(bv)For the period beginning January 7, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED        ADVANCED           ADVANCED
                                                      SERIES TRUST    SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------  --------------  -------------------
                                                                                           PROFUND
                                                         PROFUND         PROFUND         VP LARGE-CAP
                                                      VP FINANCIALS  VP HEALTH CARE         VALUE
                                                     --------------  --------------  -------------------
                                                     2010  2009 (BW) 2010  2009 (BW)    2010    2009 (BX)
                                                     ----  --------- ----  --------- ---------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (5)  $   (28) $ (5)  $   (22) $     176  $  1,461
Net realized gains (losses).........................   --     2,147    (2)      670      6,161    10,158
Change in unrealized gains (losses).................    3        --    (5)       --     (2,680)    2,680
                                                     ----   -------  ----   -------  ---------  --------
Increase (decrease) in net assets from operations...   (2)    2,119   (12)      648      3,657    14,299
                                                     ----   -------  ----   -------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................  502     2,779   502     2,779         --        --
Benefit payments....................................   --        --    --        --         --        --
Payments on termination.............................   --        --    --        --         --        --
Contract Maintenance Charge.........................   --        --    --        --         --        --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    1    (4,898)   --    (3,426)  (211,510)  193,554
                                                     ----   -------  ----   -------  ---------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  503    (2,119)  502      (647)  (211,510)  193,554
                                                     ----   -------  ----   -------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS...................  501        --   490         1   (207,853)  207,853
NET ASSETS AT BEGINNING OF PERIOD...................   --        --     1        --    207,853        --
                                                     ----   -------  ----   -------  ---------  --------
NET ASSETS AT END OF PERIOD......................... $501   $    --  $491   $     1  $      --  $207,853
                                                     ====   =======  ====   =======  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   --        --    --        --     28,406        --
       Units issued.................................   77       813    49       379      6,432    56,781
       Units redeemed...............................   --      (813)   --      (379)   (34,838)  (28,375)
                                                     ----   -------  ----   -------  ---------  --------
    Units outstanding at end of period..............   77        --    49        --         --    28,406
                                                     ====   =======  ====   =======  =========  ========

--------
(bw)For the period beginning February 27, 2009 and ended December 31, 2009
(bx)For the period beginning July 10, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                               ADVANCED         ADVANCED         ADVANCED
                             SERIES TRUST     SERIES TRUST     SERIES TRUST
                              SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -------------  -----------------
                                PROFUND         PROFUND
                              VP MID-CAP        VP TELE-         PROFUND
                                 VALUE       COMMUNICATIONS    VP UTILITIES
                           ----------------  -------------  -----------------
                            2010   2009 (BW) 2010 2009 (BW)   2010   2009 (BY)
                           ------  --------- ---- --------- -------  ---------
  INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS
  Net investment
   income (loss).......... $  (46)  $   (2)  $ 10  $   (22) $   461   $   773
  Net realized gains
   (losses)...............     26       10     --      362      270        30
  Change in
   unrealized gains
   (losses)...............    701    1,362     87       --    1,830     2,368
                           ------   ------   ----  -------  -------   -------
  Increase (decrease)
   in net assets from
   operations.............    681    1,370     97      340    2,561     3,171
                           ------   ------   ----  -------  -------   -------
  INCREASE (DECREASE)
   IN NET ASSETS FROM
   CONTRACT
   TRANSACTIONS
  Deposits................     --       --    502    2,779       --        --
  Benefit payments........     --       --     --       --       --        --
  Payments on
   termination............     --       --     --       --   (3,789)     (671)
  Contract
   Maintenance Charge.....     (9)      --     --       --      (26)       --
  Transfers among the
   sub-accounts and
   with the Fixed
   Account--net...........     --    2,285      1   (3,119)  16,614    26,203
                           ------   ------   ----  -------  -------   -------
  Increase (decrease)
   in net assets from
   contract
   transactions...........     (9)   2,285    503     (340)  12,799    25,531
                           ------   ------   ----  -------  -------   -------
  INCREASE (DECREASE)
   IN NET ASSETS..........    672    3,655    600       --   15,360    28,702
  NET ASSETS AT
   BEGINNING OF PERIOD....  3,655       --     --       --   28,702        --
                           ------   ------   ----  -------  -------   -------
  NET ASSETS AT END
   OF PERIOD.............. $4,327   $3,655   $600  $    --  $44,062   $28,702
                           ======   ======   ====  =======  =======   =======
  UNITS OUTSTANDING
     Units
       outstanding at
       beginning of
       period.............    438       --     --       --    3,642        --
        Units issued......     --      438     68      439    2,193     3,732
        Units redeemed....     (1)      --     --     (439)    (478)      (90)
                           ------   ------   ----  -------  -------   -------
     Units
       outstanding at
       end of period......    437      438     68       --    5,357     3,642
                           ======   ======   ====  =======  =======   =======

--------
(bw)For the period beginning February 27, 2009 and ended December 31, 2009
(by)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  ALLIANCE                   ALLIANCE                   ALLIANCE
                                             BERNSTEIN VARIABLE         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             PRODUCT SERIES FUND        PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                  ALLIANCE            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS
                                            BERNSTEIN VPS GROWTH          GROWTH & INCOME          INTERNATIONAL VALUE
                                          ------------------------  --------------------------  ------------------------
                                              2010         2009         2010          2009          2010         2009
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (426,647) $  (421,494) $ (1,197,887) $  1,353,617  $   195,133  $  (124,675)
Net realized gains (losses)..............       5,846   (1,073,282)   (4,465,873)   (7,354,828)  (1,561,063)  (3,570,253)
Change in unrealized gains (losses)......   3,591,488    8,500,633    13,071,892    18,261,334    1,965,294    9,677,749
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,170,687    7,005,857     7,408,132    12,260,123      599,364    5,982,821
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,368        6,239        96,413        51,235        3,407        2,059
Benefit payments.........................    (506,687)    (687,410)   (1,593,608)   (2,274,671)    (392,236)    (348,190)
Payments on termination..................  (2,686,086)  (2,002,398)   (6,115,684)   (5,566,717)  (2,451,057)  (1,489,483)
Contract Maintenance Charge..............     (71,912)     (81,005)      (97,107)     (110,261)    (101,318)    (116,389)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,131,161)     (47,954)   (2,627,279)   (2,517,431)     418,758   (1,682,658)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,393,478)  (2,812,528)  (10,337,265)  (10,417,845)  (2,522,446)  (3,634,661)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,222,791)   4,193,329    (2,929,133)    1,842,278   (1,923,082)   2,348,160
NET ASSETS AT BEGINNING OF
 PERIOD..................................  28,380,366   24,187,037    76,440,408    74,598,130   22,856,943   20,508,783
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,157,575  $28,380,366  $ 73,511,275  $ 76,440,408  $20,933,861  $22,856,943
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,442,288    3,865,908     7,865,531     9,098,062    2,299,100    2,725,634
       Units issued......................      68,292      314,624       168,461       380,248      278,976      385,655
       Units redeemed....................    (564,613)    (738,244)   (1,224,743)   (1,612,779)    (526,007)    (812,189)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,945,967    3,442,288     6,809,249     7,865,531    2,052,069    2,299,100
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ALLIANCE                  ALLIANCE                 ALLIANCE
                                                    BERNSTEIN VARIABLE        BERNSTEIN VARIABLE       BERNSTEIN VARIABLE
                                                    PRODUCT SERIES FUND       PRODUCT SERIES FUND     PRODUCT SERIES FUND
                                                        SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------------  ------------------------  ----------------------
                                                  ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS   ALLIANCE BERNSTEIN VPS
                                                     LARGE CAP GROWTH         SMALL/MID CAP VALUE        UTILITY INCOME
                                                 ------------------------  ------------------------  ----------------------
                                                     2010         2009         2010         2009           2009 (BZ)
                                                 -----------  -----------  -----------  -----------  ----------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (288,453) $  (336,702) $  (350,180) $  (187,719)      $   132,414
Net realized gains (losses).....................      15,680     (808,690)    (142,595)  (1,018,398)       (1,596,636)
Change in unrealized gains (losses).............   1,730,774    7,339,820    6,055,299    8,844,055         1,752,896
                                                 -----------  -----------  -----------  -----------       -----------
Increase (decrease) in net assets from
 operations.....................................   1,458,001    6,194,428    5,562,524    7,637,938           288,674
                                                 -----------  -----------  -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       5,942       10,134       80,140        2,303                --
Benefit payments................................    (443,764)    (474,170)    (400,828)    (536,660)          (72,701)
Payments on termination.........................  (2,263,247)  (1,588,163)  (3,300,360)  (1,966,037)         (244,235)
Contract Maintenance Charge.....................     (23,689)     (26,234)    (119,653)    (122,396)          (13,059)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (528,037)    (759,984)    (798,694)  (1,397,649)       (4,149,184)
                                                 -----------  -----------  -----------  -----------       -----------
Increase (decrease) in net assets from contract
 transactions...................................  (3,252,795)  (2,838,417)  (4,539,395)  (4,020,439)       (4,479,179)
                                                 -----------  -----------  -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,794,794)   3,356,011    1,023,129    3,617,499        (4,190,505)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  22,723,395   19,367,384   25,088,543   21,471,044         4,190,505
                                                 -----------  -----------  -----------  -----------       -----------
NET ASSETS AT END OF PERIOD..................... $20,928,601  $22,723,395  $26,111,672  $25,088,543       $        --
                                                 ===========  ===========  ===========  ===========       ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   3,398,290    3,924,336    1,511,438    1,815,255           423,573
       Units issued.............................     116,188      267,934       60,898       75,475            34,366
       Units redeemed...........................    (630,918)    (793,980)    (309,717)    (379,292)         (457,939)
                                                 -----------  -----------  -----------  -----------       -----------
    Units outstanding at end of period..........   2,883,560    3,398,290    1,262,619    1,511,438                --
                                                 ===========  ===========  ===========  ===========       ===========

--------
(bz)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ALLIANCE              AMERICAN          AMERICAN
                                                       BERNSTEIN VARIABLE     CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND    PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -----------------  ----------------
                                                            ALLIANCE          AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED     VP INTERNATIONAL
                                                     ----------------------  -----------------  ----------------
                                                        2010        2009       2010      2009       2010 (B)
                                                     ----------  ----------  --------  -------  ----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    2,108  $   30,419  $     36  $   700       $   41
Net realized gains (losses).........................   (147,462)   (243,563)   (1,893)    (179)           2
Change in unrealized gains (losses).................    335,781     593,078     2,816    1,953          636
                                                     ----------  ----------  --------  -------       ------
Increase (decrease) in net assets from operations...    190,427     379,934       959    2,474          679
                                                     ----------  ----------  --------  -------       ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --      (1,000)       --       --           --
Benefit payments....................................    (18,368)    (42,353)       --       --           --
Payments on termination.............................   (220,092)   (166,624)     (617)    (540)          --
Contract Maintenance Charge.........................     (9,703)    (10,634)       --       (9)          (4)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (102,245)    184,999    (9,521)      (1)       4,210
                                                     ----------  ----------  --------  -------       ------
Increase (decrease) in net assets from contract
 transactions.......................................   (350,408)    (35,612)  (10,138)    (550)       4,206
                                                     ----------  ----------  --------  -------       ------
INCREASE (DECREASE) IN NET ASSETS...................   (159,981)    344,322    (9,179)   1,924        4,885
NET ASSETS AT BEGINNING OF PERIOD...................  2,257,867   1,913,545    19,829   17,905           --
                                                     ----------  ----------  --------  -------       ------
NET ASSETS AT END OF PERIOD......................... $2,097,886  $2,257,867  $ 10,650  $19,829       $4,885
                                                     ==========  ==========  ========  =======       ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    272,285     274,118     1,410    1,449           --
       Units issued.................................     11,015      63,567        --       --          322
       Units redeemed...............................    (52,185)    (65,400)     (722)     (39)          --
                                                     ----------  ----------  --------  -------       ------
    Units outstanding at end of period..............    231,115     272,285       688    1,410          322
                                                     ==========  ==========  ========  =======       ======

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE     DREYFUS STOCK      DREYFUS VARIABLE
                                                     GROWTH FUND, INC.         INDEX FUND         INVESTMENT FUND
                                                        SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  --------------------  ------------------
                                                          DREYFUS
                                                         SOCIALLY
                                                        RESPONSIBLE           DREYFUS STOCK
                                                        GROWTH FUND            INDEX FUND       VIF GROWTH & INCOME
                                                     -------------------  --------------------  ------------------
                                                       2010       2009       2010       2009      2010      2009
                                                      -------   -------   ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (97)   $   (85)  $   1,715  $   3,206  $   (270) $    (66)
Net realized gains (losses).........................  (2,520)    (1,776)      2,100    (17,513)   (3,300)  (13,917)
Change in unrealized gains (losses).................   4,619      8,477      58,302    120,870    22,524    41,357
                                                      -------   -------   ---------  ---------  --------  --------
Increase (decrease) in net assets from operations...   2,002      6,616      62,117    106,563    18,954    27,374
                                                      -------   -------   ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --          --        150        --        --
Benefit payments....................................      --         --      (2,620)    (3,090)       --        --
Payments on termination.............................      --     (4,374)    (97,679)  (143,869)  (14,743)  (24,849)
Contract Maintenance Charge.........................      (9)       (21)       (386)      (452)     (106)     (135)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (8,159)     2,296     (16,102)     2,485      (170)     (460)
                                                      -------   -------   ---------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (8,168)    (2,099)   (116,787)  (144,776)  (15,019)  (25,444)
                                                      -------   -------   ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (6,166)     4,517     (54,670)   (38,213)    3,935     1,930
NET ASSETS AT BEGINNING OF PERIOD...................  24,519     20,002     527,106    565,319   121,858   119,928
                                                      -------   -------   ---------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $18,353    $24,519   $ 472,436  $ 527,106  $125,793  $121,858
                                                      =======   =======   =========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,851      3,113      53,438     72,839    12,829    15,914
       Units issued.................................      --        643       4,568      4,811        --       811
       Units redeemed...............................    (936)      (905)    (15,907)   (24,212)   (1,436)   (3,896)
                                                      -------   -------   ---------  ---------  --------  --------
    Units outstanding at end of period..............   1,915      2,851      42,099     53,438    11,393    12,829
                                                      =======   =======   =========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DREYFUS VARIABLE
                                                     INVESTMENT FUND     DWS VARIABLE SERIES I  DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  --------------------  ----------------------
                                                           VIF                                           DWS
                                                      MONEY MARKET         DWS BOND VIP A       CAPITAL GROWTH VIP A
                                                 ----------------------  --------------------  ----------------------
                                                    2010        2009       2010       2009        2010        2009
                                                 ----------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (12,642) $  (24,112) $ 19,172   $ 36,330   $    2,578  $    6,485
Net realized gains (losses).....................         --          --   (28,568)    (3,954)      25,740     (38,340)
Change in unrealized gains (losses).............         --          --    41,679     11,325      135,218     301,738
                                                 ----------  ----------  --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (12,642)    (24,112)   32,283     43,701      163,536     269,883
                                                 ----------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     71,065       3,228        --         --        1,500       2,200
Benefit payments................................    102,051      75,110    (2,307)       984       (4,050)     (1,186)
Payments on termination.........................   (464,271)   (939,374)  (20,950)   (10,123)    (275,523)    (18,560)
Contract Maintenance Charge.....................       (384)       (621)       --         --           --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (57,171)    212,772    (7,385)    20,639       15,902     (16,773)
                                                 ----------  ----------  --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (348,710)   (648,885)  (30,642)    11,500     (262,171)    (34,319)
                                                 ----------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (361,352)   (672,997)    1,641     55,201      (98,635)    235,564
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,064,241   1,737,238   524,304    469,103    1,267,966   1,032,402
                                                 ----------  ----------  --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $  702,889  $1,064,241  $525,945   $524,304   $1,169,331  $1,267,966
                                                 ==========  ==========  ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     97,043     156,203    40,060     39,173      118,804     121,831
       Units issued.............................     39,695     265,183    15,665      1,923       10,170      13,804
       Units redeemed...........................    (72,139)   (324,343)  (17,837)    (1,036)     (34,436)    (16,831)
                                                 ----------  ----------  --------   --------   ----------  ----------
    Units outstanding at end of period..........     64,599      97,043    37,888     40,060       94,538     118,804
                                                 ==========  ==========  ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  DWS VARIABLE SERIES I  DWS VARIABLE SERIES I DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  -------------------   -------------------
                                                       DWS GLOBAL           DWS GROWTH AND      DWS INTERNATIONAL
                                                   OPPORTUNITIES VIP A       INCOME VIP A             VIP A
                                                 ----------------------  -------------------   -------------------
                                                    2010        2009        2010       2009       2010       2009
                                                 ----------  ----------  ---------   --------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (3,655) $    8,273  $   4,261   $  5,771  $   7,215   $ 16,704
Net realized gains (losses).....................       (353)    (26,664)   (46,842)   (27,174)   (58,127)   (18,890)
Change in unrealized gains (losses).............    258,843     368,460     92,058    139,795     41,605    131,247
                                                 ----------  ----------  ---------   --------  ---------   --------
Increase (decrease) in net assets from
 operations.....................................    254,835     350,069     49,477    118,392     (9,307)   129,061
                                                 ----------  ----------  ---------   --------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      4,880       2,380         --         --      1,080      1,680
Benefit payments................................    (16,182)        (42)    (2,232)      (108)    (3,971)      (489)
Payments on termination.........................   (176,639)     (1,330)   (75,815)   (36,691)   (69,422)   (22,072)
Contract Maintenance Charge.....................         --          --         --         --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (76,165)     (6,307)   (24,559)     4,024    (57,023)       514
                                                 ----------  ----------  ---------   --------  ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (264,106)     (5,299)  (102,606)   (32,775)  (129,336)   (20,367)
                                                 ----------  ----------  ---------   --------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     (9,271)    344,770    (53,129)    85,617   (138,643)   108,694
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,099,883     755,113    472,190    386,573    524,089    415,395
                                                 ----------  ----------  ---------   --------  ---------   --------
NET ASSETS AT END OF PERIOD..................... $1,090,612  $1,099,883  $ 419,061   $472,190  $ 385,446   $524,089
                                                 ==========  ==========  =========   ========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     53,809      54,345     50,922     55,505     46,467     48,803
       Units issued.............................      5,517       4,619      6,467        569        161        678
       Units redeemed...........................    (16,888)     (5,155)   (17,602)    (5,152)   (12,719)    (3,014)
                                                 ----------  ----------  ---------   --------  ---------   --------
    Units outstanding at end of period..........     42,438      53,809     39,787     50,922     33,909     46,467
                                                 ==========  ==========  =========   ========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 DWS VARIABLE SERIES II  DWS VARIABLE SERIES II DWS VARIABLE SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  --------------------   ---------------------
                                                                                  DWS              DWS SMALL CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II    GROWTH VIP A II
                                                 ----------------------  --------------------   ---------------------
                                                    2010        2009        2010        2009      2010        2009
                                                 ----------  ----------  ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   34,971  $   42,743  $  (3,386)  $  (2,050) $ (2,370)   $ (1,983)
Net realized gains (losses).....................       (187)    (17,124)        --          --   (15,002)     (5,838)
Change in unrealized gains (losses).............    116,215     269,869         --          --    96,083     105,981
                                                 ----------  ----------  ---------   ---------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    150,999     295,488     (3,386)     (2,050)   78,711      98,160
                                                 ----------  ----------  ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --          --         --          --       540         540
Benefit payments................................     (9,756)    (28,213)        --          --    (5,845)         --
Payments on termination.........................   (317,709)    (35,246)   (15,732)   (101,745)  (62,343)     (2,737)
Contract Maintenance Charge.....................         --          --         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     18,179      16,803   (221,971)   (235,407)    9,681        (131)
                                                 ----------  ----------  ---------   ---------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (309,286)    (46,656)  (237,703)   (337,152)  (57,967)     (2,328)
                                                 ----------  ----------  ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS...............   (158,287)    248,832   (241,089)   (339,202)   20,744      95,832
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,600,620   1,351,788    596,046     935,248   346,822     250,990
                                                 ----------  ----------  ---------   ---------   --------   --------
NET ASSETS AT END OF PERIOD..................... $1,442,333  $1,600,620  $ 354,957   $ 596,046  $367,566    $346,822
                                                 ==========  ==========  =========   =========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    149,344     154,572     55,955      87,449    38,752      39,149
       Units issued.............................      3,007       3,384     15,255       7,550     6,275         814
       Units redeemed...........................    (30,470)     (8,612)   (37,635)    (39,044)  (13,057)     (1,211)
                                                 ----------  ----------  ---------   ---------   --------   --------
    Units outstanding at end of period..........    121,881     149,344     33,575      55,955    31,970      38,752
                                                 ==========  ==========  =========   =========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                        FIDELITY VARIABLE
                                                         FEDERATED             FIDELITY VARIABLE       INSURANCE PRODUCTS
                                                     INSURANCE SERIES       INSURANCE PRODUCTS FUND           FUND
                                                        SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  ------------------------  ----------------------
                                                         FEDERATED
                                                    PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                                 ------------------------  ------------------------  ----------------------
                                                     2010         2009         2010         2009        2010        2009
                                                 -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (194,464) $  (154,856) $   (13,195) $       989  $    3,384  $    9,761
Net realized gains (losses).....................          --           --     (264,017)    (977,682)    (74,627)   (140,140)
Change in unrealized gains (losses).............          --           --    1,197,876    2,840,379     206,521     422,444
                                                 -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (194,464)    (154,856)     920,664    1,863,686     135,278     292,065
                                                 -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       8,683       17,186       36,413       28,530         400         605
Benefit payments................................    (836,215)    (462,246)     (62,617)     (65,782)    (75,200)    (19,988)
Payments on termination.........................  (3,139,727)  (4,281,688)  (1,367,997)  (1,201,109)   (150,061)   (141,139)
Contract Maintenance Charge.....................     (10,219)      (8,330)      (6,066)      (6,416)       (630)       (670)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (581,128)  13,292,837     (121,682)      99,537     (47,526)    134,456
                                                 -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (4,558,606)   8,557,759   (1,521,949)  (1,145,240)   (273,017)    (26,736)
                                                 -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (4,753,070)   8,402,903     (601,285)     718,446    (137,739)    265,329
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  15,994,582    7,591,679    7,153,226    6,434,780   1,224,839     959,510
                                                 -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $11,241,512  $15,994,582  $ 6,551,941  $ 7,153,226  $1,087,100  $1,224,839
                                                 ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,287,483      627,765      526,191      629,773     109,366     108,753
       Units issued.............................      52,241    1,231,496       34,865       83,709       5,258      24,868
       Units redeemed...........................    (422,909)    (571,778)    (144,100)    (187,291)    (28,825)    (24,255)
                                                 -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of period..........     916,815    1,287,483      416,956      526,191      85,799     109,366
                                                 ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  ----------------------  ----------------------
                                                       VIP GROWTH            VIP HIGH INCOME          VIP INDEX 500
                                                 ----------------------  ----------------------  ----------------------
                                                    2010        2009        2010        2009        2010        2009
                                                 ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (36,613) $  (29,145) $   77,438  $   78,320  $   26,091  $   55,231
Net realized gains (losses).....................   (181,565)   (424,595)    (27,380)   (158,365)     72,533    (210,347)
Change in unrealized gains (losses).............    867,975   1,196,871      96,864     523,630     524,321   1,275,854
                                                 ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    649,797     743,131     146,922     443,585     622,945   1,120,738
                                                 ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     27,624      25,500       4,316       3,401      32,893      27,193
Benefit payments................................    (12,429)    (31,837)    (16,937)    (65,578)    (33,939)    (54,757)
Payments on termination.........................   (590,582)   (426,802)   (223,302)   (294,413)   (819,480)   (816,715)
Contract Maintenance Charge.....................     (4,584)     (4,743)     (1,035)     (1,028)     (4,585)     (4,727)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (35,485)    (82,576)     34,961     (34,307)     56,869     274,160
                                                 ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (615,456)   (520,458)   (201,997)   (391,925)   (768,242)   (574,846)
                                                 ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     34,341     222,673     (55,075)     51,660    (145,297)    545,892
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,486,293   3,263,620   1,314,249   1,262,589   5,253,246   4,707,354
                                                 ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $3,520,634  $3,486,293  $1,259,174  $1,314,249  $5,107,949  $5,253,246
                                                 ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    460,281     540,382     114,666     156,146     621,923     689,822
       Units issued.............................     38,404      59,955      12,311       8,128      29,526     127,743
       Units redeemed...........................   (114,977)   (140,056)    (29,096)    (49,608)   (115,540)   (195,642)
                                                 ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period..........    383,708     460,281      97,881     114,666     535,909     621,923
                                                 ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                     FIDELITY
                                                                                                     VARIABLE
                                                                                                     INSURANCE
                                                    FIDELITY VARIABLE       FIDELITY VARIABLE      PRODUCTS FUND
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                       SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  ----------------------  ----------------
                                                                                                     VIP ASSET
                                                           VIP                                    MANAGER GROWTH
                                                  INVESTMENT GRADE BOND       VIP OVERSEAS       (SERVICE CLASS 2)
                                                 ----------------------  ----------------------  ----------------
                                                    2010        2009        2010        2009       2010     2009
                                                 ----------  ----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   45,092  $  188,646  $      494  $   10,247  $  (579) $   (10)
Net realized gains (losses).....................     47,526     (39,693)    (83,942)   (172,699)   1,164      164
Change in unrealized gains (losses).............     50,752     166,875     209,554     452,139   11,259   25,158
                                                 ----------  ----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................    143,370     315,828     126,106     289,687   11,844   25,312
                                                 ----------  ----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      6,269       9,255      13,780       8,292       --       --
Benefit payments................................    (61,833)    (31,545)     (3,801)     (2,524)      --       --
Payments on termination.........................   (549,089)   (418,564)   (176,418)   (234,465)  (4,631)      --
Contract Maintenance Charge.....................     (1,883)     (1,706)     (1,397)     (1,555)      --       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    158,180     (97,217)     34,758     (10,408)      --   22,974
                                                 ----------  ----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................   (448,356)   (539,777)   (133,078)   (240,660)  (4,631)  22,974
                                                 ----------  ----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (304,986)   (223,949)     (6,972)     49,027    7,213   48,286
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,375,645   2,599,594   1,486,137   1,437,110   88,045   39,759
                                                 ----------  ----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $2,070,659  $2,375,645  $1,479,165  $1,486,137  $95,258  $88,045
                                                 ==========  ==========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....    147,457     184,295     143,018     171,538    8,576    5,013
       Units issued.............................     17,822      26,534      21,618      20,337       --    3,563
       Units redeemed...........................    (44,528)    (63,372)    (36,602)    (48,857)    (457)      --
                                                 ----------  ----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........    120,751     147,457     128,034     143,018    8,119    8,576
                                                 ==========  ==========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                              FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  ----------------------  --------------------------
                                                VIP CONTRAFUND          VIP EQUITY-INCOME        VIP FREEDOM 2010
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)    PORTFOLIO (SERVICE CLASS 2)
                                          -------------------------  ----------------------  --------------------------
                                              2010          2009        2010        2009         2010          2009
                                          ------------  -----------  ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (475,803) $  (286,283) $   (1,240) $    3,298  $    19,929    $  189,996
Net realized gains (losses)..............   (4,249,770)  (8,312,960)    (66,354)   (231,605)      75,226      (598,093)
Change in unrealized gains (losses)......   15,293,860   28,272,625     174,359     462,860      843,474     2,120,811
                                          ------------  -----------  ----------  ----------   -----------   ----------
Increase (decrease) in net assets from
 operations..............................   10,568,287   19,673,382     106,765     234,553      938,629     1,712,714
                                          ------------  -----------  ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       16,408       70,703       3,887       2,400       10,414        11,370
Benefit payments.........................   (1,319,185)    (972,860)    (14,651)    (32,523)    (300,105)      (43,959)
Payments on termination..................   (9,213,454)  (5,222,159)   (199,696)   (283,098)  (1,562,727)     (720,775)
Contract Maintenance Charge..............     (339,882)    (352,222)       (420)       (520)     (42,671)      (49,990)
Transfers among the sub-accounts
 and with the Fixed Account--net.........      402,738    2,129,905      (5,952)    (32,636)     508,472       210,065
                                          ------------  -----------  ----------  ----------   -----------   ----------
Increase (decrease) in net assets
 from contract transactions..............  (10,453,375)  (4,346,633)   (216,832)   (346,377)  (1,386,617)     (593,289)
                                          ------------  -----------  ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................      114,912   15,326,749    (110,067)   (111,824)    (447,988)    1,119,425
NET ASSETS AT BEGINNING OF
 PERIOD..................................   77,547,107   62,220,358   1,017,836   1,129,660    9,705,731     8,586,306
                                          ------------  -----------  ----------  ----------   -----------   ----------
NET ASSETS AT END OF PERIOD.............. $ 77,662,019  $77,547,107  $  907,769  $1,017,836  $ 9,257,743    $9,705,731
                                          ============  ===========  ==========  ==========   ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,787,960    8,276,099     106,370     151,277      968,860     1,045,628
       Units issued......................      493,420    1,353,134       3,725       7,911      181,211       266,283
       Units redeemed....................   (1,500,564)  (1,841,273)    (25,981)    (52,818)    (315,735)     (343,051)
                                          ------------  -----------  ----------  ----------   -----------   ----------
    Units outstanding at end of period...    6,780,816    7,787,960      84,114     106,370      834,336       968,860
                                          ============  ===========  ==========  ==========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FIDELITY                 FIDELITY
                                             VARIABLE INSURANCE       VARIABLE INSURANCE       FIDELITY VARIABLE
                                                PRODUCTS FUND            PRODUCTS FUND      INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                 VIP FREEDOM              VIP FREEDOM             VIP FREEDOM
                                               2020 PORTFOLIO           2030 PORTFOLIO         INCOME PORTFOLIO
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2010         2009        2010        2009        2010        2009
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    17,929  $   103,327  $    7,990  $   14,608  $   (4,636) $   66,667
Net realized gains (losses)..............     (18,723)    (464,492)     12,092    (200,155)    124,505     (38,306)
Change in unrealized gains (losses)......     834,692    1,967,614     417,593     810,520      71,310     364,040
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     833,898    1,606,449     437,675     624,973     191,179     392,401
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      30,275       14,821         400       1,697      22,264      16,200
Benefit payments.........................     (27,743)     (23,976)    (14,855)         --     (61,382)    (41,789)
Payments on termination..................  (1,447,567)  (1,205,218)   (152,716)    (53,095)   (243,457)   (364,315)
Contract Maintenance Charge..............     (40,886)     (45,014)    (16,329)    (14,325)    (18,955)    (16,631)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     453,514    1,585,554     438,200     321,124    (369,590)  1,090,718
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,032,407)     326,167     254,700     255,401    (671,120)    684,183
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (198,509)   1,932,616     692,375     880,374    (479,941)  1,076,584
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,366,074    5,433,458   2,867,234   1,986,860   3,692,471   2,615,887
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,167,565  $ 7,366,074  $3,559,609  $2,867,234  $3,212,530  $3,692,471
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING........................
    Units outstanding at beginning of
     period..............................     775,355      723,789     317,777     284,171     345,298     275,479
       Units issued......................     110,194      370,617      61,992     140,320      66,084     167,271
       Units redeemed....................    (214,438)    (319,051)    (33,334)   (106,714)   (126,682)    (97,452)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     671,111      775,355     346,435     317,777     284,700     345,298
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE      FIDELITY VARIABLE         FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)      (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                                 SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                             VIP GROWTH & INCOME         VIP GROWTH            VIP GROWTH STOCK
                                              (SERVICE CLASS 2)      (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2010         2009       2010         2009        2010        2009
                                          -----------  -----------   --------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (120,785) $   (71,702) $ (3,521)   $  (3,894)  $  (21,878) $  (19,988)
Net realized gains (losses)..............    (438,328)    (733,335)     (476)     (57,162)     (15,436)   (131,639)
Change in unrealized gains (losses)......   1,758,468    2,852,943    47,873      115,396      264,330     635,126
                                          -----------  -----------   --------   ---------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................   1,199,355    2,047,906    43,876       54,340      227,016     483,499
                                          -----------  -----------   --------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         650        1,028       180          180        4,064       7,567
Benefit payments.........................    (156,831)    (130,581)   (4,485)        (304)     (19,496)     (2,870)
Payments on termination..................  (1,411,456)    (757,926)  (46,595)    (157,744)    (342,458)   (109,486)
Contract Maintenance Charge..............     (46,802)     (50,371)     (162)        (209)      (5,105)     (5,695)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (3,452)     342,761    (8,448)      (5,497)   1,023,187      29,239
                                          -----------  -----------   --------   ---------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,617,891)    (595,089)  (59,510)    (163,574)     660,192     (81,245)
                                          -----------  -----------   --------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (418,536)   1,452,817   (15,634)    (109,234)     887,208     402,254
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,243,454    8,790,637   250,187      359,421    1,593,841   1,191,587
                                          -----------  -----------   --------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 9,824,918  $10,243,454  $234,553    $ 250,187   $2,481,049  $1,593,841
                                          ===========  ===========   ========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,060,962    1,137,569    34,865       63,436      175,767     186,637
       Units issued......................      95,071      167,742       970        2,603      133,604      48,055
       Units redeemed....................    (252,879)    (244,349)   (9,029)     (31,174)     (76,843)    (58,925)
                                          -----------  -----------   --------   ---------   ----------  ----------
    Units outstanding at end of period...     903,154    1,060,962    26,806       34,865      232,528     175,767
                                          ===========  ===========   ========   =========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                          FIDELITY
                                                       FIDELITY VARIABLE        FIDELITY VARIABLE     VARIABLE INSURANCE
                                                    INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND   PRODUCTS FUND
                                                       (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                          SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                   ------------------------  -----------------------  -----------------
                                                                                                       VIP INVESTMENT
                                                        VIP HIGH INCOME           VIP INDEX 500          GRADE BOND
                                                       (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                   ------------------------  -----------------------  -----------------
                                                       2010         2009         2010        2009      2010      2009
                                                   -----------  -----------  -----------  ----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   435,900  $   464,611  $     8,498  $   49,774  $   25   $   383
Net realized gains (losses).......................     (53,480)    (578,410)     (44,787)   (368,181)     15      (744)
Change in unrealized gains (losses)...............     484,462    2,649,775      856,019   1,949,323      35       771
                                                   -----------  -----------  -----------  ----------  ------   -------
Increase (decrease) in net assets from operations.     866,882    2,535,976      819,730   1,630,916      75       410
                                                   -----------  -----------  -----------  ----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................         618         (856)       7,411       6,821      --        --
Benefit payments..................................    (148,678)     (84,236)    (291,997)   (102,547)     --        --
Payments on termination...........................  (1,096,871)  (1,129,317)  (1,194,267)   (835,055)     --    (6,846)
Contract Maintenance Charge.......................     (31,538)     (36,454)     (34,795)    (36,706)     (4)      (19)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (94,068)      80,445      535,741     820,921      48       235
                                                   -----------  -----------  -----------  ----------  ------   -------
Increase (decrease) in net assets from contract
 transactions.....................................  (1,370,537)  (1,170,418)    (977,907)   (146,566)     44    (6,630)
                                                   -----------  -----------  -----------  ----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS.................    (503,655)   1,365,558     (158,177)  1,484,350     119    (6,220)
NET ASSETS AT BEGINNING OF PERIOD.................   8,136,336    6,770,778    7,543,631   6,059,281   1,277     7,497
                                                   -----------  -----------  -----------  ----------  ------   -------
NET ASSETS AT END OF PERIOD....................... $ 7,632,681  $ 8,136,336  $ 7,385,454  $7,543,631  $1,396   $ 1,277
                                                   ===========  ===========  ===========  ==========  ======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......     668,686      785,374      872,816     870,821      98       653
       Units issued...............................      31,370      126,097      152,768     314,793       3        18
       Units redeemed.............................    (139,366)    (242,785)    (268,933)   (312,798)     --      (573)
                                                   -----------  -----------  -----------  ----------  ------   -------
    Units outstanding at end of period............     560,690      668,686      756,651     872,816     101        98
                                                   ===========  ===========  ===========  ==========  ======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                  SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  -------------------------  ----------------------
                                                  VIP MIDCAP              VIP MONEY MARKET         VIP OVERSEAS
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                           ------------------------  -------------------------  ----------------------
                                               2010         2009         2010         2009        2010        2009
                                           -----------  -----------  -----------  ------------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (312,965) $  (204,230) $  (332,736) $   (305,528) $   (384)   $    174
Net realized gains (losses)...............    (322,620)  (1,913,213)      11,596            --   (17,638)    (54,906)
Change in unrealized gains (losses).......   5,701,885    7,788,175           --            --    24,429      66,589
                                           -----------  -----------  -----------  ------------   --------    --------
Increase (decrease) in net assets from
 operations...............................   5,066,300    5,670,732     (321,140)     (305,528)    6,407      11,857
                                           -----------  -----------  -----------  ------------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      33,882       22,701       13,482           548        --          --
Benefit payments..........................    (129,895)    (459,136)    (491,411)     (811,892)       --          --
Payments on termination...................  (2,702,859)  (1,414,285)  (8,402,650)  (10,256,588)  (48,760)    (62,545)
Contract Maintenance Charge...............     (93,436)     (93,124)     (90,172)     (125,968)      (21)        (35)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     627,522      254,043    3,266,119     8,747,588      (598)         19
                                           -----------  -----------  -----------  ------------   --------    --------
Increase (decrease) in net assets from
 contract transactions....................  (2,264,786)  (1,689,801)  (5,704,632)   (2,446,312)  (49,379)    (62,561)
                                           -----------  -----------  -----------  ------------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   2,801,514    3,980,931   (6,025,772)   (2,751,839)  (42,972)    (50,704)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  20,437,535   16,456,604   24,329,954    27,081,793    98,201     148,905
                                           -----------  -----------  -----------  ------------   --------    --------
NET ASSETS AT END OF PERIOD............... $23,239,049  $20,437,535  $18,304,182  $ 24,329,954  $ 55,229    $ 98,201
                                           ===========  ===========  ===========  ============   ========    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,916,560    2,113,060    2,328,088     2,544,214     8,999      17,081
       Units issued.......................     220,673      290,535    1,019,291     2,073,118       663         223
       Units redeemed.....................    (409,708)    (487,035)  (1,570,727)   (2,289,244)   (5,252)     (8,305)
                                           -----------  -----------  -----------  ------------   --------    --------
    Units outstanding at end of period....   1,727,525    1,916,560    1,776,652     2,328,088     4,410       8,999
                                           ===========  ===========  ===========  ============   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------   ------------------------  ------------------------
                                              FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                              GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                           ----------------------   ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (69,668)  $  (64,380) $   894,935  $ 1,363,288  $   573,132  $   483,850
Net realized gains (losses)...............     83,932     (133,665)  (2,699,961)  (4,929,841)      82,635     (406,670)
Change in unrealized gains (losses).......    555,157    1,249,193    7,757,028   12,811,157      647,534    3,157,461
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    569,421    1,051,148    5,952,002    9,244,604    1,303,301    3,234,641
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        140           --       54,991       93,427        3,869        3,987
Benefit payments..........................    (22,363)     (38,083)  (1,145,277)    (649,328)    (231,734)    (330,228)
Payments on termination...................   (539,855)    (364,301)  (4,827,021)  (3,269,073)  (1,294,554)    (996,882)
Contract Maintenance Charge...............    (21,708)     (23,796)    (193,498)    (215,688)     (29,728)     (31,893)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (28,432)      57,727     (881,805)  (1,321,407)   1,327,217    1,891,309
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (612,218)    (368,453)  (6,992,610)  (5,362,069)    (224,930)     536,293
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (42,797)     682,695   (1,040,608)   3,882,535    1,078,371    3,770,934
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,282,348    3,599,653   45,548,285   41,665,750   11,343,394    7,572,460
                                           ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $4,239,551   $4,282,348  $44,507,677  $45,548,285  $12,421,765  $11,343,394
                                           ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING.........................
    Units outstanding at beginning of
     period...............................    397,339      436,784    3,531,199    4,023,407      908,471      850,316
       Units issued.......................     37,861       68,015      185,818      440,622      218,457      334,217
       Units redeemed.....................    (91,188)    (107,460)    (711,174)    (932,830)    (234,014)    (276,062)
                                           ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....    344,012      397,339    3,005,843    3,531,199      892,914      908,471
                                           ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                   FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                   FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                               INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                          --------------------------  ------------------------  ------------------------
                                              2010          2009          2010         2009         2010         2009
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 10,129,839  $ 12,246,612  $  (358,875) $   (76,984) $  (335,811) $    34,436
Net realized gains (losses)..............   (4,223,882)  (11,208,626)  (1,176,506)  (3,151,430)    (358,825)  (1,139,224)
Change in unrealized gains (losses)......   14,377,060    52,961,231    6,094,451   14,758,429   10,269,559    9,994,800
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   20,283,017    53,999,217    4,559,070   11,530,015    9,574,923    8,890,012
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      304,232       145,157      112,383       50,486      117,855       49,999
Benefit payments.........................   (6,177,842)   (4,401,586)  (1,536,320)  (1,005,453)    (805,723)    (875,423)
Payments on termination..................  (26,082,040)  (17,136,524)  (5,679,305)  (3,983,035)  (4,031,722)  (2,879,122)
Contract Maintenance Charge..............     (679,988)     (757,224)    (205,508)    (232,226)    (152,310)    (160,884)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      867,851      (176,278)    (466,493)    (859,018)  (1,841,446)    (578,041)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (31,767,787)  (22,326,455)  (7,775,243)  (6,029,246)  (6,713,346)  (4,443,471)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,484,770)   31,672,762   (3,216,173)   5,500,769    2,861,577    4,446,541
NET ASSETS AT BEGINNING OF
 PERIOD..................................  207,946,392   176,273,630   51,012,912   45,512,143   40,026,858   35,580,317
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $196,461,622  $207,946,392  $47,796,739  $51,012,912  $42,888,435  $40,026,858
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   16,849,645    19,065,181    5,184,111    5,906,156    2,386,703    2,695,455
       Units issued......................    1,210,981     1,914,718      351,252      686,033      173,002      328,806
       Units redeemed....................   (3,715,359)   (4,130,254)  (1,115,840)  (1,408,078)    (522,049)    (637,558)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   14,345,267    16,849,645    4,419,523    5,184,111    2,037,656    2,386,703
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------   ------------------------  ------------------------
                                                                            FRANKLIN
                                           FRANKLIN SMALL MID-CAP        U.S. GOVERNMENT            MUTUAL GLOBAL
                                              GROWTH SECURITIES            SECURITIES           DISCOVERY SECURITIES
                                           ----------------------   ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (36,213)  $  (30,611) $   643,332  $   876,501  $   (76,409) $  (100,642)
Net realized gains (losses)...............     71,836      (75,203)     395,560      400,273     (282,459)    (723,110)
Change in unrealized gains (losses).......    480,954      777,957      401,349     (755,791)   2,733,316    5,184,732
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    516,577      672,143    1,440,241      520,983    2,374,448    4,360,980
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     18,605        9,357        3,300       23,760        2,012       45,133
Benefit payments..........................    (13,812)     (12,681)    (794,871)    (732,223)    (752,647)    (894,782)
Payments on termination...................   (321,701)    (128,697)  (5,993,495)  (6,506,995)  (2,667,236)  (2,250,461)
Contract Maintenance Charge...............     (7,953)      (7,959)    (172,622)    (175,852)    (112,915)    (122,018)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (72,929)      34,002      541,092    4,665,577    1,343,817    1,268,297
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (397,790)    (105,978)  (6,416,596)  (2,725,733)  (2,186,969)  (1,953,831)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    118,787      566,165   (4,976,355)  (2,204,750)     187,479    2,407,149
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,307,838    1,741,673   41,848,220   44,052,970   24,825,081   22,417,932
                                           ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $2,426,625   $2,307,838  $36,871,865  $41,848,220  $25,012,560  $24,825,081
                                           ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    150,983      158,258    3,518,727    3,759,046    2,262,824    2,483,614
       Units issued.......................      3,233       20,691      543,583    1,748,827      310,856      431,217
       Units redeemed.....................    (29,328)     (27,966)  (1,072,720)  (1,989,146)    (510,047)    (652,007)
                                           ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....    124,888      150,983    2,989,590    3,518,727    2,063,633    2,262,824
                                           ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                   FRANKLIN                   FRANKLIN                   FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                                        TEMPLETON DEVELOPING             TEMPLETON
                                           MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                          --------------------------  ------------------------  --------------------------
                                              2010          2009          2010         2009         2010          2009
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (55,215) $    353,748  $      (124) $   626,585  $    356,817  $  2,146,067
Net realized gains (losses)..............   (3,250,005)   (9,333,133)    (154,510)  (2,402,646)   (3,965,952)   (6,122,162)
Change in unrealized gains (losses)......   13,183,136    32,282,465    4,344,088   14,262,973    11,120,872    40,127,434
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    9,877,916    23,303,080    4,189,454   12,486,912     7,511,737    36,151,339
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       94,631       108,701       81,150       54,165       205,902       113,875
Benefit payments.........................   (3,639,994)   (2,847,766)    (302,337)    (349,870)   (3,900,143)   (2,442,879)
Payments on termination..................  (12,884,570)   (9,677,640)  (3,306,712)  (2,113,633)  (14,350,770)  (10,113,888)
Contract Maintenance Charge..............     (403,178)     (462,706)    (130,596)    (122,055)     (472,457)     (539,081)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (768,959)   (2,473,331)    (290,415)     470,591       861,269    (3,204,896)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (17,602,070)  (15,352,742)  (3,948,910)  (2,060,802)  (17,656,199)  (16,186,869)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (7,724,154)    7,950,338      240,544   10,426,110   (10,144,462)   19,964,470
NET ASSETS AT BEGINNING OF
 PERIOD..................................  117,554,920   109,604,582   29,859,085   19,432,975   134,981,932   115,017,462
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $109,830,766  $117,554,920  $30,099,629  $29,859,085  $124,837,470  $134,981,932
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    9,118,751    10,508,420      910,005    1,005,564     8,365,118     9,582,503
       Units issued......................      487,613       996,534      106,223      180,440       690,334     1,188,118
       Units redeemed....................   (1,812,189)   (2,386,203)    (222,943)    (275,999)   (1,769,800)   (2,405,503)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    7,794,175     9,118,751      793,285      910,005     7,285,652     8,365,118
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 FRANKLIN                 FRANKLIN               GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST     INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------   ----------------------   -----------------------
                                                 TEMPLETON                TEMPLETON
                                          GLOBAL BOND SECURITIES      GROWTH SECURITIES     VIT LARGE CAP VALUE (C)
                                          ----------------------   ----------------------   -----------------------
                                             2010         2009        2010         2009         2010        2009
                                          ----------   ----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (2,997)  $  344,955  $     (555)  $   22,632  $   (50,550) $    6,817
Net realized gains (losses)..............    111,163      216,539     (83,847)    (141,403)    (290,275)   (447,415)
Change in unrealized gains (losses)......    225,717      (41,406)    151,960      455,778      829,408   1,329,085
                                          ----------   ----------  ----------   ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    333,883      520,088      67,558      337,007      488,583     888,487
                                          ----------   ----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        501        6,559       7,950        2,015          785         234
Benefit payments.........................    (32,530)    (974,292)    (24,091)      (3,890)    (193,608)    (82,941)
Payments on termination..................   (382,128)    (352,102)   (230,470)    (160,902)    (915,952)   (473,987)
Contract Maintenance Charge..............     (7,408)      (8,162)       (623)        (703)     (25,829)    (29,413)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      5,351      795,372     (41,998)        (911)      19,896     478,619
                                          ----------   ----------  ----------   ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (416,214)    (532,625)   (289,232)    (164,391)  (1,114,708)   (107,488)
                                          ----------   ----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (82,331)     (12,537)   (221,674)     172,616     (626,125)    780,999
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,854,585    2,867,122   1,542,031    1,369,415    5,856,098   5,075,100
                                          ----------   ----------  ----------   ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $2,772,254   $2,854,585  $1,320,357   $1,542,031  $ 5,229,973  $5,856,098
                                          ==========   ==========  ==========   ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    130,714      151,688     105,897      122,064      616,858     622,831
       Units issued......................      9,628      104,640       4,487        3,717       41,647     129,068
       Units redeemed....................    (27,801)    (125,614)    (25,463)     (19,884)    (154,286)   (135,041)
                                          ----------   ----------  ----------   ----------  -----------  ----------
    Units outstanding at end of
     period..............................    112,541      130,714      84,921      105,897      504,219     616,858
                                          ==========   ==========  ==========   ==========  ===========  ==========

--------
(c)Previously known as VIT Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          GOLDMAN SACHS        GOLDMAN SACHS     GOLDMAN SACHS
                                                            VARIABLE              VARIABLE          VARIABLE
                                                         INSURANCE TRUST      INSURANCE TRUST   INSURANCE TRUST
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -----------------  ---------------
                                                                                                 VIT STRATEGIC
                                                                               VIT STRATEGIC     INTERNATIONAL
                                                        VIT MID CAP VALUE        GROWTH (D)          EQUITY
                                                     ----------------------  -----------------  ---------------
                                                        2010        2009       2010      2009    2010     2009
                                                     ----------  ----------  --------  -------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (49,712) $    7,917  $   (325) $  (251) $   (2) $     9
Net realized gains (losses).........................   (278,785)   (485,878)      (81)    (114)     15     (971)
Change in unrealized gains (losses).................  1,395,668   1,732,208     2,414    9,941     196    1,363
                                                     ----------  ----------  --------  -------  ------  -------
Increase (decrease) in net assets from operations...  1,067,171   1,254,247     2,008    9,576     209      401
                                                     ----------  ----------  --------  -------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        350         759        --       --      --       --
Benefit payments....................................    (75,672)    (12,208)       --       --    (500)      --
Payments on termination.............................   (574,803)   (354,353)   (4,082)      --     259   (2,194)
Contract Maintenance Charge.........................    (23,309)    (25,228)      (30)     (27)     (7)      (7)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (249,279)    (67,414)  (11,162)      --       3    2,013
                                                     ----------  ----------  --------  -------  ------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (922,713)   (458,444)  (15,274)     (27)   (245)    (188)
                                                     ----------  ----------  --------  -------  ------  -------
INCREASE (DECREASE) IN NET ASSETS...................    144,458     795,803   (13,266)   9,549     (36)     213
NET ASSETS AT BEGINNING OF PERIOD...................  5,207,629   4,411,826    30,571   21,022   2,669    2,456
                                                     ----------  ----------  --------  -------  ------  -------
NET ASSETS AT END OF PERIOD......................... $5,352,087  $5,207,629  $ 17,305  $30,571  $2,633  $ 2,669
                                                     ==========  ==========  ========  =======  ======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    485,290     539,325     3,755    3,759     326      278
       Units issued.................................     20,733      32,378        --       --      23      306
       Units redeemed...............................   (101,352)    (86,413)   (1,988)      (4)    (45)    (258)
                                                     ----------  ----------  --------  -------  ------  -------
    Units outstanding at end of period..............    404,671     485,290     1,767    3,755     304      326
                                                     ==========  ==========  ========  =======  ======  =======

--------
(d)Previously known as VIT Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE           INVESCO
                                               INSURANCE TRUST          INSURANCE TRUST         INVESTMENT SERVICES
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  ------------------------
                                               VIT STRUCTURED            VIT STRUCTURED            INVESCO V. I.
                                              SMALL CAP EQUITY            U.S. EQUITY            BALANCED FUND (E)
                                          ------------------------  -----------------------  ------------------------
                                              2010         2009         2010        2009         2010         2009
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (121,968) $   (49,293) $   (19,066) $   29,516  $   100,434  $   669,815
Net realized gains (losses)..............    (924,509)  (1,743,127)    (420,374)   (807,763)    (785,179)  (2,227,441)
Change in unrealized gains (losses)......   3,867,739    4,235,335    1,300,129   2,204,244    1,796,922    6,757,038
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,821,262    2,442,915      860,689   1,425,997    1,112,177    5,199,412
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,551          622          670         450        3,605        5,225
Benefit payments.........................    (153,434)    (105,955)    (161,796)   (198,600)    (740,069)    (630,871)
Payments on termination..................  (1,682,365)    (989,176)    (988,380)   (703,762)  (1,877,837)  (2,257,085)
Contract Maintenance Charge..............     (46,004)     (50,457)     (35,936)    (41,117)     (10,251)     (11,350)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (733,286)    (296,352)    (188,128)    (50,953)    (375,626)    (203,942)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,613,538)  (1,441,318)  (1,373,570)   (993,982)  (3,000,178)  (3,098,023)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     207,724    1,001,597     (512,881)    432,015   (1,888,001)   2,101,389
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,300,527   10,298,930    8,433,627   8,001,612   20,162,898   18,061,509
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $11,508,251  $11,300,527  $ 7,920,746  $8,433,627  $18,274,897  $20,162,898
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,337,942    1,537,059      944,944   1,068,293    2,124,246    2,508,587
       Units issued......................      39,352      151,307       51,678     135,941      110,001      338,748
       Units redeemed....................    (315,134)    (350,424)    (197,415)   (259,290)    (422,141)    (723,089)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,062,160    1,337,942      799,207     944,944    1,812,106    2,124,246
                                          ===========  ===========  ===========  ==========  ===========  ===========

--------
(e)Previously known as AIM V. I. Basic Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO                    INVESCO                    INVESCO
                                       INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                       INVESCO V. I. BASIC       INVESCO V. I. CAPITAL      INVESCO V. I. CAPITAL
                                            VALUE (F)              APPRECIATION (G)            DEVELOPMENT (H)
                                    ------------------------  --------------------------  ------------------------
                                        2010         2009         2010          2009          2010         2009
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (73,243) $    14,340  $   (519,694) $   (602,601) $  (138,179) $  (127,212)
Net realized gains (losses)........    (844,115)  (2,058,170)   (3,015,082)   (6,200,014)    (119,345)    (872,870)
Change in unrealized gains
 (losses)..........................   1,365,670    5,608,725    12,640,587    19,619,234    1,778,061    4,118,822
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................     448,312    3,564,895     9,105,811    12,816,619    1,520,537    3,118,740
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................          28           --       107,734        99,526           30          737
Benefit payments...................    (234,521)    (219,220)   (2,226,398)   (2,374,975)    (401,726)    (218,446)
Payments on termination............  (1,038,118)  (1,615,103)   (7,055,556)   (6,071,240)    (789,275)  (1,037,919)
Contract Maintenance Charge........      (4,689)      (5,170)      (50,421)      (57,422)      (3,841)      (4,266)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................    (464,869)    (480,306)   (3,756,266)   (2,821,162)      10,977     (529,559)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (1,742,169)  (2,319,799)  (12,980,907)  (11,225,273)  (1,183,835)  (1,789,453)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,293,857)   1,245,096    (3,875,096)    1,591,346      336,702    1,329,287
NET ASSETS AT BEGINNING
 OF PERIOD.........................   9,877,391    8,632,295    77,308,864    75,717,518    9,968,587    8,639,300
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 8,583,534  $ 9,877,391  $ 73,433,768  $ 77,308,864  $10,305,289  $ 9,968,587
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     983,677    1,255,138     9,902,193    11,546,847      741,598      903,898
       Units issued................      61,140       88,058       211,149       558,321       42,350       53,896
       Units redeemed..............    (237,043)    (359,519)   (1,788,871)   (2,202,975)    (126,800)    (216,196)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     807,774      983,677     8,324,471     9,902,193      657,148      741,598
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  INVESCO                    INVESCO                    INVESCO
                                            INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  ------------------------  --------------------------
                                               INVESCO V. I.              INVESCO V. I.              INVESCO V. I.
                                              CORE EQUITY (I)        DIVERSIFIED INCOME (J)       DIVIDEND GROWTH (K)
                                        --------------------------  ------------------------  --------------------------
                                            2010          2009          2010         2009         2010          2009
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (493,179) $    382,661  $   453,614  $   956,301  $    684,384  $    918,058
Net realized gains (losses)............      540,824    (3,206,618)    (814,228)  (1,007,044)    2,232,300    (2,950,087)
Change in unrealized gains
 (losses)..............................    7,579,190    27,219,368    1,250,528    1,014,290    11,004,066    35,506,562
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    7,626,835    24,395,411      889,914      963,547    13,920,750    33,474,533
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      145,362       136,389        7,886       35,145       298,464       127,441
Benefit payments.......................   (2,988,177)   (3,262,292)    (461,464)    (354,145)   (7,159,406)   (5,944,677)
Payments on termination................  (10,449,307)   (9,150,623)  (1,194,986)  (1,328,340)  (16,733,908)  (14,299,350)
Contract Maintenance Charge............      (67,768)      (76,933)      (3,987)      (4,394)     (113,301)     (130,181)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (4,597,658)   (3,806,854)    (425,799)     854,213    (2,617,738)   (6,346,396)
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (17,957,548)  (16,160,313)  (2,078,350)    (797,521)  (26,325,889)  (26,593,163)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (10,330,713)    8,235,098   (1,188,436)     166,026   (12,405,139)    6,881,370
NET ASSETS AT BEGINNING
 OF PERIOD.............................  112,600,246   104,365,148   11,195,532   11,029,506   178,672,359   171,790,989
                                        ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $102,269,533  $112,600,246  $10,007,096  $11,195,532  $166,267,220  $178,672,359
                                        ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    9,115,735    10,686,364    1,011,905    1,094,590     7,305,907     8,576,751
       Units issued....................      249,348       432,358       78,974      171,921       141,825       182,166
       Units redeemed..................   (1,685,758)   (2,002,987)    (259,701)    (254,606)   (1,234,580)   (1,453,010)
                                        ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    7,679,325     9,115,735      831,178    1,011,905     6,213,152     7,305,907
                                        ============  ============  ===========  ===========  ============  ============

--------
(i)Previously known as AIM V. I. Core Equity
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                    INVESCO                  INVESCO
                                              INVESTMENT SERVICES        INVESTMENT SERVICES      INVESTMENT SERVICES
                                                  SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------   ------------------------  -----------------------
                                                 INVESCO V. I.              INVESCO V. I.            INVESCO V. I.
                                           GLOBAL DIVIDEND GROWTH (L) GOVERNMENT SECURITIES (M)      HIGH YIELD (N)
                                           ------------------------   ------------------------  -----------------------
                                               2010          2009         2010         2009         2010        2009
                                           -----------   -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   243,484   $ 2,016,563  $   518,583  $   582,486  $   576,414  $  445,732
Net realized gains (losses)...............  (4,254,652)   (6,632,740)      46,290    1,134,428     (140,597)   (458,264)
Change in unrealized gains (losses).......   9,007,801    11,744,078       85,743   (2,078,087)     345,891   2,608,146
                                           -----------   -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................   4,996,633     7,127,901      650,616     (361,173)     781,708   2,595,614
                                           -----------   -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,875       (32,031)      10,735        1,070        3,612       2,830
Benefit payments..........................  (1,926,616)   (1,828,951)    (536,836)    (844,933)    (333,791)   (234,141)
Payments on termination...................  (5,207,701)   (4,856,173)  (2,535,956)  (2,936,365)    (850,090)   (747,032)
Contract Maintenance Charge...............     (33,383)      (39,868)      (6,014)      (7,497)      (3,072)     (3,171)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (1,409,229)   (2,162,990)    (221,958)  (1,951,644)      (9,411)     31,954
                                           -----------   -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (8,524,054)   (8,920,013)  (3,290,029)  (5,739,369)  (1,192,752)   (949,560)
                                           -----------   -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (3,527,421)   (1,792,112)  (2,639,413)  (6,100,542)    (411,044)  1,646,054
NET ASSETS AT BEGINNING OF
 PERIOD...................................  55,976,229    57,768,341   16,969,706   23,070,248    7,295,270   5,649,216
                                           -----------   -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $52,448,808   $55,976,229  $14,330,293  $16,969,706  $ 6,884,226  $7,295,270
                                           ===========   ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,333,415     3,937,129    1,136,518    1,525,465      613,669     715,570
       Units issued.......................      49,909        95,450      118,148      248,423       41,644      79,936
       Units redeemed.....................    (556,591)     (699,164)    (331,619)    (637,370)    (138,608)   (181,837)
                                           -----------   -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of period....   2,826,733     3,333,415      923,047    1,136,518      516,705     613,669
                                           ===========   ===========  ===========  ===========  ===========  ==========

--------
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities
(n)Previously known as AIM V. I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                                                                     INVESCO V. I.
                                                 INVESCO V. I.             INVESCO V. I.             INTERNATIONAL
                                           HIGH YIELD SECURITIES (O)    INCOME BUILDER (P)          GROWTH FUND (Q)
                                           ------------------------  ------------------------  ------------------------
                                               2010         2009         2010         2009         2010         2009
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ 1,027,759  $   937,134  $   159,570  $   280,295  $   228,128  $    24,604
Net realized gains (losses)...............    (980,313)  (1,568,970)    (347,362)  (1,080,915)   1,173,357       (5,344)
Change in unrealized gains (losses).......   1,214,878    5,622,055    1,692,534    3,836,494    1,392,229    7,828,194
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   1,262,324    4,990,219    1,504,742    3,035,874    2,793,714    7,847,454
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      40,461        5,656          731       (8,147)      27,347       30,832
Benefit payments..........................    (585,850)    (686,030)    (659,527)    (567,949)    (919,575)    (845,538)
Payments on termination...................  (1,469,954)  (1,063,373)  (1,080,294)  (1,503,096)  (2,808,475)  (2,660,697)
Contract Maintenance Charge...............     (11,233)     (12,355)      (7,748)      (9,030)     (15,516)     (16,946)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (49,393)     (70,711)    (160,142)    (297,357)  (1,206,083)  (1,138,599)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,075,969)  (1,826,813)  (1,906,980)  (2,385,579)  (4,922,302)  (4,630,948)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (813,645)   3,163,406     (402,238)     650,295   (2,128,588)   3,216,506
NET ASSETS AT BEGINNING OF
 PERIOD...................................  15,689,461   12,526,055   15,658,155   15,007,860   30,189,425   26,972,919
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $14,875,816  $15,689,461  $15,255,917  $15,658,155  $28,060,837  $30,189,425
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,184,043    1,351,966    1,000,731    1,177,308    1,989,096    2,389,969
       Units issued.......................      86,392      114,008       70,695       91,678       79,398      132,974
       Units redeemed.....................    (241,909)    (281,931)    (189,953)    (268,255)    (404,799)    (533,847)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....   1,028,526    1,184,043      881,473    1,000,731    1,663,695    1,989,096
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                                           INVESCO V. I.
                                                 INVESCO V. I.             MID CAP CORE              INVESCO V. I.
                                             LARGE CAP GROWTH (R)         EQUITY FUND (S)          MONEY MARKET (T)
                                           ------------------------  ------------------------  ------------------------
                                               2010         2009         2010         2009         2010         2009
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (80,601) $   (84,805) $  (131,756) $   (18,305) $  (190,726) $  (259,438)
Net realized gains (losses)...............      50,433     (417,057)     (33,707)    (785,205)          --           --
Change in unrealized gains (losses).......   1,207,971    2,270,440    1,845,701    4,256,573           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   1,177,803    1,768,578    1,680,238    3,453,063     (190,726)    (259,438)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       1,228        5,173       15,261       23,583        7,370       31,729
Benefit payments..........................    (340,070)    (336,312)    (258,171)    (540,610)    (117,840)     815,237
Payments on termination...................    (798,489)    (923,601)  (1,433,632)  (1,561,097)  (3,284,594)  (6,713,853)
Contract Maintenance Charge...............      (5,714)      (6,281)      (5,330)      (5,761)      (6,006)      (7,119)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (521,709)     174,298      485,002      517,470    1,154,690       42,625
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,664,754)  (1,086,723)  (1,196,870)  (1,566,415)  (2,246,380)  (5,831,381)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (486,951)      681,855      483,368    1,886,648  (2,437,106)  (6,090,819)
NET ASSETS AT BEGINNING OF
 PERIOD...................................    8,987,262    8,305,407   14,729,630   12,842,982   17,302,794   23,393,613
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 8,500,311  $ 8,987,262  $15,212,998  $14,729,630  $14,865,688  $17,302,794
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     940,726    1,079,998    1,018,651    1,120,076    1,449,822    1,946,938
       Units issued.......................      48,429      108,577      117,266      218,037      341,046      727,290
       Units redeemed.....................    (219,075)    (247,849)    (190,931)    (319,462)    (536,435)  (1,224,406)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     770,080      940,726      944,986    1,018,651    1,254,433    1,449,822
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(t)Previously known as AIM V. I. Money Market

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                  INVESCO                 INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES     INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  ----------------------  -----------------------
                                                 INVESCO V. I.            INVESCO V. I.           INVESCO V. I.
                                               S&P 500 INDEX (U)       TECHNOLOGY FUND (V)        UTILITIES (W)
                                           ------------------------  ----------------------  -----------------------
                                               2010         2009        2010        2009        2010         2009
                                           -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   166,481  $   435,681  $  (39,302) $  (35,474) $  140,138  $   226,375
Net realized gains (losses)...............      (4,950)  (1,107,815)    168,903     (93,143)   (136,313)    (187,564)
Change in unrealized gains (losses).......   3,952,081    7,755,938     354,350   1,243,200     269,773      791,488
                                           -----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations...............................   4,113,612    7,083,804     483,951   1,114,583     273,598      830,299
                                           -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       9,032        9,578       4,075       3,566          --        2,907
Benefit payments..........................    (822,591)  (1,012,438)   (139,889)    (50,522)   (195,027)    (262,174)
Payments on termination...................  (3,680,181)  (1,990,571)   (663,065)   (166,851)   (580,338)    (550,983)
Contract Maintenance Charge...............     (22,091)     (23,786)     (2,107)     (2,118)     (3,289)      (3,837)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (939,613)     589,963    (107,379)    354,818    (149,556)    (207,291)
                                           -----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (5,455,444)  (2,427,254)   (908,365)    138,893    (928,210)  (1,021,378)
                                           -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,341,832)   4,656,550    (424,414)  1,253,476    (654,612)    (191,079)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  35,552,349   30,895,799   3,238,946   1,985,470   7,116,842    7,307,921
                                           -----------  -----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF PERIOD............... $34,210,517  $35,552,349  $2,814,532  $3,238,946  $6,462,230  $ 7,116,842
                                           ===========  ===========  ==========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,670,344    3,976,486     295,542     280,525     453,838      528,154
       Units issued.......................     195,400      417,867      21,221      79,679      22,065       21,573
       Units redeemed.....................    (742,954)    (724,009)   (102,302)    (64,662)    (82,785)     (95,889)
                                           -----------  -----------  ----------  ----------  ----------  -----------
    Units outstanding at end of period....   3,122,790    3,670,344     214,461     295,542     393,118      453,838
                                           ===========  ===========  ==========  ==========  ==========  ===========

--------
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                   INVESCO                   INVESCO                 INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES     INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ------------------------  ---------------------
                                                   INVESCO                   INVESCO                 INVESCO
                                               VAN KAMPEN V.I.           VAN KAMPEN V.I.         VAN KAMPEN V.I.
                                             CAPITAL GROWTH (X)           COMSTOCK (Y)            GOVERNMENT (Z)
                                          ------------------------  ------------------------  ---------------------
                                              2010         2009         2010         2009        2010       2009
                                          -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (393,995) $  (320,260) $  (506,145) $ 1,239,358  $  (9,519) $   49,859
Net realized gains (losses)..............    (615,561)  (2,264,622)  (1,071,924)  (3,503,709)      (537)    (10,067)
Change in unrealized gains (losses)......   5,170,492   13,534,015    6,554,628   11,005,018     44,293     (46,509)
                                          -----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations..............................   4,160,936   10,949,133    4,976,559    8,740,667     34,237      (6,717)
                                          -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      30,341       28,709       13,507       76,481        570       2,827
Benefit payments.........................    (907,704)    (651,738)  (1,278,127)  (1,419,372)        --      (3,199)
Payments on termination..................  (2,605,103)  (1,634,940)  (4,168,328)  (3,019,699)   (78,220)   (151,222)
Contract Maintenance Charge..............     (24,283)     (25,973)     (22,046)     (24,276)      (756)       (736)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,203,793)  (1,099,637)  (1,666,882)  (2,060,414)   (61,855)   (111,412)
                                          -----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (4,710,542)  (3,383,579)  (7,121,876)  (6,447,280)  (140,261)   (263,742)
                                          -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (549,606)   7,565,554   (2,145,317)   2,293,387   (106,024)   (270,459)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  26,375,811   18,810,257   40,418,291   38,124,904    901,736   1,172,195
                                          -----------  -----------  -----------  -----------  ---------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $25,826,205  $26,375,811  $38,272,974  $40,418,291  $ 795,712  $  901,736
                                          ===========  ===========  ===========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,338,612    3,875,954    3,621,594    4,330,573     74,311      96,359
       Units issued......................     150,077      224,345      109,290      287,123      3,356      22,463
       Units redeemed....................    (713,541)    (761,687)    (724,906)    (996,102)   (14,473)    (44,511)
                                          -----------  -----------  -----------  -----------  ---------  ----------
    Units outstanding at end of
     period..............................   2,775,148    3,338,612    3,005,978    3,621,594     63,194      74,311
                                          ===========  ===========  ===========  ===========  =========  ==========

--------
(x)Previously known as LIT Capital Growth
(y)Previously known as LIT Comstock
(z)Previously known as LIT Government

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                      INVESCO                 INVESCO                  INVESCO
                                                 INVESTMENT SERVICES      INVESTMENT SERVICES    INVESTMENT SERVICES
                                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------    ------------------  -------------------------
                                                      INVESCO                 INVESCO                  INVESCO
                                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.          VAN KAMPEN V.I.
                                                 GLOBAL VALUE EQUITY (AA) HIGH YIELD (AB)      U.S. MID CAP VALUE (AC)
                                                 ---------------------    ------------------  -------------------------
                                                   2010          2009      2010       2009        2010          2009
                                                  -------       -------    ------   -------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    84       $   930    $  515    $   367   $   (444,122) $  (213,859)
Net realized gains (losses).....................  (1,048)       (8,603)      154        343     (2,505,716)  (6,117,575)
Change in unrealized gains (losses).............   2,767         8,650      (107)     1,081     13,950,977   23,337,971
                                                  -------       -------    ------   -------   ------------  -----------
Increase (decrease) in net assets from
 operations.....................................   1,803           977       562      1,791     11,001,139   17,006,537
                                                  -------       -------    ------   -------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --            --        --         --         28,470       52,324
Benefit payments................................      --            --        --         --     (1,263,887)  (1,190,807)
Payments on termination.........................  (1,482)       (8,608)     (483)    (1,244)    (6,596,138)  (4,089,817)
Contract Maintenance Charge.....................     (26)          (27)       (6)       (14)       (63,999)     (67,999)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   1,544           275        --        (31)    (2,415,439)  (2,310,798)
                                                  -------       -------    ------   -------   ------------  -----------
Increase (decrease) in net assets from contract
 transactions...................................      36        (8,360)     (489)    (1,289)   (10,310,993)  (7,607,097)
                                                  -------       -------    ------   -------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS...............   1,839        (7,383)       73        502        690,146    9,399,440
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  19,150        26,533     5,844      5,342     60,411,326   51,011,886
                                                  -------       -------    ------   -------   ------------  -----------
NET ASSETS AT END OF PERIOD..................... $20,989       $19,150    $5,917    $ 5,844   $ 61,101,472  $60,411,326
                                                  =======       =======    ======   =======   ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,839         3,004       394        504      5,038,249    5,830,452
       Units issued.............................     154            25        --          2        142,074      249,627
       Units redeemed...........................    (131)       (1,190)      (33)      (112)      (937,056)  (1,041,830)
                                                  -------       -------    ------   -------   ------------  -----------
    Units outstanding at end of period..........   1,862         1,839       361        394      4,243,267    5,038,249
                                                  =======       =======    ======   =======   ============  ===========

--------
(aa)Previously known as Van Kampen UIF Global Value Equity
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 INVESCO INVESTMENT  INVESCO INVESTMENT      INVESCO INVESTMENT
                                                      SERVICES       SERVICES SERIES II      SERVICES SERIES II
                                                    SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------  --------------------  ------------------------
                                                      INVESCO
                                                  VAN KAMPEN V.I.       INVESCO V. I.           INVESCO V. I.
                                                     VALUE (AD)     BALANCED FUND II (AE)    BASIC VALUE II (AF)
                                                 -----------------  --------------------  ------------------------
                                                   2010     2009       2010       2009        2010         2009
                                                 -------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (75) $  1,340  $  (1,892) $  26,733  $  (127,250) $   (47,449)
Net realized gains (losses).....................  (3,391)  (19,772)   (24,162)   (51,798)    (625,113)  (1,608,447)
Change in unrealized gains (losses).............  13,301    38,152     64,928    270,846    1,242,784    5,242,032
                                                 -------  --------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   9,835    19,720     38,874    245,781      490,421    3,586,136
                                                 -------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      --        --        200         --       86,856        2,767
Benefit payments................................  (1,771)   (8,799)        --    (13,699)    (185,202)    (133,739)
Payments on termination.........................  (1,480)  (14,641)  (608,215)   (94,967)    (939,739)    (842,539)
Contract Maintenance Charge.....................     (77)      (96)        --         --      (35,610)     (40,233)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (3,454)   (7,590)    (5,936)   (83,931)    (156,007)    (758,522)
                                                 -------  --------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (6,782)  (31,126)  (613,951)  (192,597)  (1,229,702)  (1,772,266)
                                                 -------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   3,053   (11,406)  (575,077)    53,184     (739,281)   1,813,870
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  74,168    85,574    959,716    906,532   10,465,780    8,651,910
                                                 -------  --------  ---------  ---------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $77,221  $ 74,168  $ 384,639  $ 959,716  $ 9,726,499  $10,465,780
                                                 =======  ========  =========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   6,115     9,106    107,389    133,453      975,638    1,178,179
       Units issued.............................     359     1,056        398        230       53,490       67,431
       Units redeemed...........................    (863)   (4,047)   (67,069)   (26,294)    (170,528)    (269,972)
                                                 -------  --------  ---------  ---------  -----------  -----------
    Units outstanding at end of period..........   5,611     6,115     40,718    107,389      858,600      975,638
                                                 =======  ========  =========  =========  ===========  ===========

--------
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            INVESCO INVESTMENT         INVESCO INVESTMENT            INVESCO INVESTMENT
                                            SERVICES SERIES II         SERVICES SERIES II            SERVICES SERIES II
                                                SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
                                          ---------------------------  --------------------------  ----------------------
                                               INVESCO V. I.              INVESCO V. I.                 INVESCO V. I.
                                          CAPITAL APPRECIATION II (AG) CAPITAL DEVELOPMENT II (AH)   CORE EQUITY II (AI)
                                          ---------------------------  --------------------------- ----------------------
                                             2010           2009         2010          2009           2010        2009
                                           ----------     ----------   --------        --------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (43,202)    $  (49,238)   $ (6,285)     $ (5,776)     $  (24,873) $   (3,673)
Net realized gains (losses)..............    (41,689)      (107,539)    (15,553)      (33,860)          2,798    (128,976)
Change in unrealized gains (losses)......    558,063        806,935      79,918       158,174         193,220     710,010
                                           ----------     ----------       --------    --------    ----------  ----------
Increase (decrease) in net assets from
 operations..............................    473,172        650,158      58,080       118,538         171,145     577,361
                                           ----------     ----------       --------    --------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,041          1,950          --            --              --          --
Benefit payments.........................    (63,428)       (14,077)    (21,797)           --         (62,714)    (46,989)
Payments on termination..................   (413,964)      (123,755)    (15,141)      (21,163)       (290,830)   (248,630)
Contract Maintenance Charge..............     (9,621)       (10,660)         --            --          (8,519)     (9,605)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (16,999)      (118,206)    (37,442)      (23,935)        (21,164)   (130,925)
                                           ----------     ----------       --------    --------    ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (502,971)      (264,748)    (74,380)      (45,098)       (383,227)   (436,149)
                                           ----------     ----------       --------    --------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (29,799)       385,410     (16,300)       73,440        (212,082)    141,212
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,101,513      3,716,103     409,778       336,338       2,813,666   2,672,454
                                           ----------     ----------       --------    --------    ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $4,071,714     $4,101,513    $393,478      $409,778      $2,601,584  $2,813,666
                                           ==========     ==========       ========    ========    ==========  ==========
UNITS OUTSTANDING........................
    Units outstanding at beginning of
     period..............................    411,719        445,445      36,334        41,629         274,813     327,926
       Units issued......................      3,511          9,233          18           135           3,538      26,817
       Units redeemed....................    (56,427)       (42,959)     (6,402)       (5,430)        (41,849)    (79,930)
                                           ----------     ----------       --------    --------    ----------  ----------
    Units outstanding at end of
     period..............................    358,803        411,719      29,950        36,334         236,502     274,813
                                           ==========     ==========       ========    ========    ==========  ==========

--------
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II
(ai)Previously known as AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          INVESCO INVESTMENT             INVESCO INVESTMENT        INVESCO INVESTMENT
                                          SERVICES SERIES II             SERVICES SERIES II        SERVICES SERIES II
                                              SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -----------------------------
                                             INVESCO V. I.                 INVESCO V. I.              INVESCO V. I.
                                          DIVERSIFIED INCOME II (AJ)  DIVIDEND GROWTH II (AK)   GLOBAL DIVIDEND GROWTH II (AL)
                                          -------------------------  -------------------------  -----------------------------
                                            2010          2009           2010          2009         2010            2009
                                            --------     --------    ------------  -----------   -----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  8,520      $ 21,536     $   (113,706) $   (20,893) $   (23,263)    $   853,362
Net realized gains (losses)..............  (22,656)      (41,878)        (161,062)  (1,645,174)  (2,146,712)     (2,957,173)
Change in unrealized gains (losses)......   34,062        44,870        4,228,755   12,598,038    4,679,582       5,749,172
                                            --------     --------    ------------  -----------   -----------     -----------
Increase (decrease) in net assets from
 operations..............................   19,926        24,528        3,953,987   10,931,971    2,509,607       3,645,361
                                            --------     --------    ------------  -----------   -----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      270           270          155,555       10,648       17,834           2,893
Benefit payments.........................  (26,571)           --       (1,104,349)  (1,017,107)    (463,039)       (344,753)
Payments on termination..................  (45,067)      (26,178)     (14,369,996)  (3,199,354)  (3,137,618)     (1,701,811)
Contract Maintenance Charge..............       --            --          (89,403)    (100,319)     (60,966)        (68,577)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,763)      (73,563)      (1,289,107)  (1,260,701)    (515,009)       (772,376)
                                            --------     --------    ------------  -----------   -----------     -----------
Increase (decrease) in net assets from
 contract transactions...................  (73,131)      (99,471)     (16,697,300)  (5,566,833)  (4,158,798)     (2,884,624)
                                            --------     --------    ------------  -----------   -----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (53,205)      (74,943)     (12,743,313)   5,365,138   (1,649,191)        760,737
NET ASSETS AT BEGINNING OF
 PERIOD..................................  281,628       356,571       60,772,058   55,406,920   29,257,367      28,496,630
                                            --------     --------    ------------  -----------   -----------     -----------
NET ASSETS AT END OF
 PERIOD.................................. $228,423      $281,628     $ 48,028,745  $60,772,058  $27,608,176     $29,257,367
                                            ========     ========    ============  ===========   ===========     ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   27,243        37,719        6,186,277    6,855,122    2,684,749       2,978,643
       Units issued......................       81           619          128,353      178,875       73,615         200,668
       Units redeemed....................   (6,817)      (11,095)      (1,863,806)    (847,720)    (457,703)       (494,562)
                                            --------     --------    ------------  -----------   -----------     -----------
    Units outstanding at end of
     period..............................   20,507        27,243        4,450,824    6,186,277    2,300,661       2,684,749
                                            ========     ========    ============  ===========   ===========     ===========

--------
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT     INVESCO INVESTMENT
                                             SERVICES SERIES II         SERVICES SERIES II     SERVICES SERIES II
                                                SUB-ACCOUNT                 SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------------  ------------------  ----------------------------
                                               INVESCO V. I.               INVESCO V. I.          INVESCO V. I.
                                          GOVERNMENT SECURITIES II (AM) HIGH YIELD II (AN)  HIGH YIELD SECURITIES II (AO)
                                          ----------------------------  ------------------  ----------------------------
                                             2010            2009         2010      2009        2010           2009
                                           ----------     -----------   --------  --------   -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   21,848     $    28,543    $ 31,769  $ 28,634  $   960,386    $   839,970
Net realized gains (losses)..............      2,228          89,132         850   (13,319)     (77,973)      (605,942)
Change in unrealized gains (losses)......     12,884        (167,422)     14,708   157,536      290,130      4,591,823
                                           ----------     -----------   --------  --------   -----------    -----------
Increase (decrease) in net assets from
 operations..............................     36,960         (49,747)     47,327   172,851    1,172,543      4,825,851
                                           ----------     -----------   --------  --------   -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --           1,000         253        --       10,563         41,765
Benefit payments.........................         --         (16,873)    (22,027)       --     (213,437)      (340,227)
Payments on termination..................   (340,172)       (142,017)    (79,450)  (67,453)  (2,054,574)    (1,238,028)
Contract Maintenance Charge..............         --              --          --        --      (39,128)       (43,109)
Transfers among the sub-accounts and
 with the Fixed Account--net.............       (812)     (1,154,093)     46,611   (16,649)     381,527       (494,733)
                                           ----------     -----------   --------  --------   -----------    -----------
Increase (decrease) in net assets from
 contract transactions...................   (340,984)     (1,311,983)    (54,613)  (84,102)  (1,915,049)    (2,074,332)
                                           ----------     -----------   --------  --------   -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (304,024)     (1,361,730)     (7,286)   88,749     (742,506)     2,751,519
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,073,757       2,435,487     460,852   372,103   15,525,927     12,774,408
                                           ----------     -----------   --------  --------   -----------    -----------
NET ASSETS AT END OF PERIOD.............. $  769,733     $ 1,073,757    $453,566  $460,852  $14,783,421    $15,525,927
                                           ==========     ===========   ========  ========   ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     87,331         195,099      30,025    36,341    1,654,592      1,903,907
       Units issued......................         90           3,247       3,052        67      177,691        132,742
       Units redeemed....................    (26,815)       (111,015)     (6,598)   (6,383)    (340,056)      (382,057)
                                           ----------     -----------   --------  --------   -----------    -----------
    Units outstanding at end of period...     60,606          87,331      26,479    30,025    1,492,227      1,654,592
                                           ==========     ===========   ========  ========   ===========    ===========

--------
(am)Previously known as AIM V. I. Government Securities II
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              INVESCO INVESTMENT      INVESCO INVESTMENT   INVESCO INVESTMENT
                                              SERVICES SERIES II      SERVICES SERIES II   SERVICES SERIES II
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------------  -------------------  --------------------
                                                                        INVESCO V. I.         INVESCO V. I.
                                                 INVESCO V. I.          INTERNATIONAL           LARGE CAP
                                            INCOME BUILDER II (AP)      GROWTH II (AQ)       GROWTH II (AR)
                                           ------------------------  -------------------  --------------------
                                               2010         2009        2010      2009       2010       2009
                                           -----------  -----------  ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    67,590  $   175,899  $     645  $ (1,021) $  (7,416) $  (9,326)
Net realized gains (losses)...............    (286,081)    (971,972)    44,860   (21,106)     2,921    (25,810)
Change in unrealized gains (losses).......   1,592,214    3,597,816     13,711   195,275     73,235    162,343
                                           -----------  -----------  ---------  --------  ---------  ---------
Increase (decrease) in net assets from
 operations...............................   1,373,723    2,801,743     59,216   173,148     68,740    127,207
                                           -----------  -----------  ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       3,340        2,250        939       486        200         --
Benefit payments..........................    (462,493)    (175,454)   (20,033)   (4,693)        --    (16,583)
Payments on termination...................  (2,178,917)  (1,758,556)  (141,427)  (24,953)  (127,299)  (128,937)
Contract Maintenance Charge...............     (21,624)     (22,960)        --        --         --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................     365,483     (204,726)   (73,986)  (66,906)   (26,178)   (10,345)
                                           -----------  -----------  ---------  --------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions....................  (2,294,211)  (2,159,446)  (234,507)  (96,066)  (153,277)  (155,865)
                                           -----------  -----------  ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (920,488)     642,297   (175,291)   77,082    (84,537)   (28,658)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  15,100,285   14,457,988    795,988   718,906    609,972    638,630
                                           -----------  -----------  ---------  --------  ---------  ---------
NET ASSETS AT END OF PERIOD............... $14,179,797  $15,100,285  $ 620,697  $795,988  $ 525,435  $ 609,972
                                           ===========  ===========  =========  ========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,204,278    1,414,516     49,091    58,762     64,769     83,786
       Units issued.......................      70,533       95,304        274     4,594        368        262
       Units redeemed.....................    (247,497)    (305,542)   (14,706)  (14,265)   (16,634)   (19,279)
                                           -----------  -----------  ---------  --------  ---------  ---------
    Units outstanding at end of period....   1,027,314    1,204,278     34,659    49,091     48,503     64,769
                                           ===========  ===========  =========  ========  =========  =========

--------
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known asAIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT      INVESCO INVESTMENT        INVESCO INVESTMENT
                                            SERVICES SERIES II      SERVICES SERIES II        SERVICES SERIES II
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  -------------------------
                                               INVESCO V. I.
                                               MID CAP CORE            INVESCO V. I.            INVESCO V. I.
                                              EQUITY II (AS)       MONEY MARKET II (AT)     S&P 500 INDEX II (AU)
                                          ----------------------  ----------------------  -------------------------
                                             2010        2009        2010        2009         2010          2009
                                          ----------  ----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (49,743) $  (24,177) $  (16,103) $  (24,878) $    (12,346) $   623,672
Net realized gains (losses)..............    (58,631)   (216,937)         --          --       351,199   (2,137,923)
Change in unrealized gains (losses)......    508,469   1,171,368          --          --     8,813,962   17,776,479
                                          ----------  ----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    400,095     930,254     (16,103)    (24,878)    9,152,815   16,262,228
                                          ----------  ----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        375       5,340          --          --        46,308       12,859
Benefit payments.........................    (94,212)    (53,299)    (22,685)    (44,911)   (1,490,618)  (1,215,818)
Payments on termination..................   (602,616)   (529,631)   (453,068)   (239,276)   (7,302,668)  (4,569,298)
Contract Maintenance Charge..............    (10,504)    (11,957)         --          --      (209,608)    (233,548)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (89,298)    (53,510)   (172,418)   (109,779)   (3,718,933)    (474,866)
                                          ----------  ----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (796,255)   (643,057)   (648,171)   (393,966)  (12,675,519)  (6,480,671)
                                          ----------  ----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (396,160)    287,197    (664,274)   (418,844)   (3,522,704)   9,781,557
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,096,271   3,809,074   1,626,221   2,045,065    81,763,295   71,981,738
                                          ----------  ----------  ----------  ----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $3,700,111  $4,096,271  $  961,947  $1,626,221  $ 78,240,591  $81,763,295
                                          ==========  ==========  ==========  ==========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    332,087     392,170     159,310     197,679     8,739,334    9,510,430
       Units issued......................     11,362      33,528       3,504       5,135       256,404      945,129
       Units redeemed....................    (75,541)    (93,611)    (67,126)    (43,504)   (1,610,236)  (1,716,225)
                                          ----------  ----------  ----------  ----------  ------------  -----------
    Units outstanding at end of
     period..............................    267,908     332,087      95,688     159,310     7,385,502    8,739,334
                                          ==========  ==========  ==========  ==========  ============  ===========

--------
(as)Previously known as AIM V. I. Mid Cap Core Equity II
(at)Previously known as AIM V. I. Money Market II
(au)Previously known as S&P 500 Index (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                           SERVICES SERIES II       SERVICES SERIES II     SERVICES SERIES II
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ----------------------  -------------------  ------------------------
                                             INVESCO V. I.            INVESCO V. I.      INVESCO VAN KAMPEN V.I.
                                           TECHNOLOGY FUND II (AV)  UTILITIES II (AW)    CAPITAL GROWTH II (AX)
                                           ----------------------  -------------------  ------------------------
                                             2010        2009        2010       2009        2010         2009
                                            -------     --------   --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (700)    $   (664)   $  8,417  $  11,394  $  (607,548) $  (532,609)
Net realized gains (losses)...............     306       (3,661)     (5,683)   (46,670)     982,773   (1,087,895)
Change in unrealized gains (losses).......   7,950       22,219      15,981     81,438    5,361,193   16,603,977
                                            -------     --------   --------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   7,556       17,894      18,715     46,162    5,736,418   14,983,473
                                            -------     --------   --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      84           --         180        180       30,828       42,388
Benefit payments..........................      --           --          --    (13,172)    (516,246)    (534,928)
Payments on termination...................  (3,745)      (6,174)    (27,148)   (34,056)  (3,924,652)  (1,831,602)
Contract Maintenance Charge...............      --           --          --         --     (101,841)    (107,115)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (237)      (9,692)      4,299   (119,112)    (776,127)  (2,073,733)
                                            -------     --------   --------  ---------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions...................  (3,898)     (15,866)    (22,669)  (166,160)  (5,288,038)  (4,504,990)
                                            -------     --------   --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   3,658        2,028      (3,954)  (119,998)     448,380   10,478,483
NET ASSETS AT BEGINNING OF
 PERIOD...................................  45,010       42,982     452,013    572,011   36,583,935   26,105,452
                                            -------     --------   --------  ---------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $48,668     $ 45,010    $448,059  $ 452,013  $37,032,315  $36,583,935
                                            =======     ========   ========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   4,210        6,214      29,321     42,025    3,778,351    4,416,207
       Units issued.......................      11           12         296         69      124,060      205,261
       Units redeemed.....................    (400)      (2,016)     (1,797)   (12,773)    (643,482)    (843,117)
                                            -------     --------   --------  ---------  -----------  -----------
    Units outstanding at end of period....   3,821        4,210      27,820     29,321    3,258,929    3,778,351
                                            =======     ========   ========  =========  ===========  ===========

--------
(av)Previously known as AIM V. I. Technology II
(aw)Previously known as AIM V. I. Utilities II
(ax)Previously known as LIT Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              INVESCO INVESTMENT         INVESCO INVESTMENT         INVESCO INVESTMENT
                                              SERVICES SERIES II         SERVICES SERIES II         SERVICES SERIES II
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  -------------------------
                                            INVESCO VAN KAMPEN V.I.    INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                               COMSTOCK II (AY)       EQUITY AND INCOME II (AZ) GROWTH AND INCOME II (BA)
                                          --------------------------  ------------------------  -------------------------
                                              2010          2009          2010         2009         2010          2009
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (2,415,788) $  3,823,770  $   191,298  $   567,693  $ (1,351,521) $ 1,645,256
Net realized gains (losses)..............   (3,586,433)  (11,337,107)    (165,007)  (2,050,677)     (961,268)  (4,296,229)
Change in unrealized gains (losses)......   25,973,333    42,579,696    4,558,505   10,222,886    10,999,298   19,943,191
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   19,971,112    35,066,359    4,584,796    8,739,902     8,686,509   17,292,218
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      183,024        61,771       10,956       37,426       105,292      125,468
Benefit payments.........................   (3,675,769)   (3,746,540)  (1,395,749)  (1,300,853)   (1,632,366)  (1,954,481)
Payments on termination..................  (16,814,191)  (11,256,863)  (5,311,932)  (4,480,323)   (9,121,328)  (6,343,504)
Contract Maintenance Charge..............     (482,637)     (536,141)    (154,740)    (178,749)     (382,780)    (418,891)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,275,486)   (6,364,646)    (749,264)    (271,234)   (1,883,835)  (1,135,780)
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (25,065,059)  (21,842,419)  (7,600,729)  (6,193,733)  (12,915,017)  (9,727,188)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (5,093,947)   13,223,940   (3,015,933)   2,546,169    (4,228,508)   7,565,030
NET ASSETS AT BEGINNING OF
 PERIOD..................................  162,469,630   149,245,690   50,480,301   47,934,132    92,401,716   84,836,686
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $157,375,683  $162,469,630  $47,464,368  $50,480,301  $ 88,173,208  $92,401,716
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   14,080,751    16,334,172    3,981,365    4,556,043     6,315,346    7,078,488
       Units issued......................      347,657       915,827      183,515      456,334       288,078      681,845
       Units redeemed....................   (2,439,227)   (3,169,248)    (770,651)  (1,031,012)   (1,145,692)  (1,444,987)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   11,989,181    14,080,751    3,394,229    3,981,365     5,457,732    6,315,346
                                          ============  ============  ===========  ===========  ============  ===========

--------
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT           INVESCO INVESTMENT        INVESCO INVESTMENT
                                             SERVICES SERIES II           SERVICES SERIES II        SERVICES SERIES II
                                                 SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
                                           --------------------------  ------------------------  ------------------------
                                           INVESCO VAN KAMPEN V.I.      INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                           INT'L GROWTH EQUITY II (BB)  MID CAP GROWTH II (BC)   U.S. MID CAP VALUE II (BD)
                                           --------------------------  ------------------------  ------------------------
                                              2010          2009           2010         2009         2010          2009
                                            ----------    ----------   -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (10,820)   $  (30,265)   $  (223,135) $  (182,196) $  (370,299)  $  (206,452)
Net realized gains (losses)...............    (83,146)     (303,664)      (540,225)  (1,482,457)  (2,791,199)   (6,463,315)
Change in unrealized gains (losses).......    386,268     1,389,961      3,805,690    6,321,039   11,676,838    20,023,617
                                            ----------    ----------   -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations...............................    292,302     1,056,032      3,042,330    4,656,386    8,515,340    13,353,850
                                            ----------    ----------   -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      1,047            --        107,496       14,287       45,053        24,092
Benefit payments..........................    (33,516)      (68,286)      (179,491)    (150,466)    (923,073)     (979,497)
Payments on termination...................   (386,649)     (150,007)    (1,864,627)    (675,266)  (5,398,370)   (2,879,570)
Contract Maintenance Charge...............    (22,471)      (23,503)       (45,216)     (45,555)    (212,151)     (226,001)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     51,446       160,242       (174,200)    (108,771)  (2,565,633)   (3,566,628)
                                            ----------    ----------   -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions....................   (390,143)      (81,554)    (2,156,038)    (965,771)  (9,054,174)   (7,627,604)
                                            ----------    ----------   -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (97,841)      974,478        886,292    3,690,615     (538,834)    5,726,246
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,036,403     3,061,925     12,940,813    9,250,198   46,473,474    40,747,228
                                            ----------    ----------   -----------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD............... $3,938,562    $4,036,403    $13,827,105  $12,940,813  $45,934,640   $46,473,474
                                            ==========    ==========   ===========  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    493,363       502,258      1,030,849    1,132,497    3,109,070     3,723,846
       Units issued.......................     49,437       129,131        114,592      127,131      135,820       228,872
       Units redeemed.....................    (97,363)     (138,026)      (266,250)    (228,779)    (687,406)     (843,648)
                                            ----------    ----------   -----------  -----------  -----------   -----------
    Units outstanding at end of period....    445,437       493,363        879,191    1,030,849    2,557,484     3,109,070
                                            ==========    ==========   ===========  ===========  ===========   ===========

--------
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN SERIES LAZARD RETIREMENT
                                                              JANUS ASPEN SERIES  (SERVICE SHARES)  SERIES, INC.
                                                                 SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                                              ----------------   ------------------ ----------------
                                                                                      OVERSEAS        EMERGING
                                                               FORTY PORTFOLIO    (SERVICE SHARES)  MARKETS EQUITY
                                                              ----------------   ------------------ ----------------
                                                                2010      2009          2009         2010     2009
                                                              -------   -------  ------------------  -----    -----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (174)  $  (212)      $   (138)     $  (4)   $   7
Net realized gains (losses)..................................   3,496       281         27,910        136       88
Change in unrealized gains (losses)..........................  (3,061)    5,161         33,570        (52)     386
                                                              -------   -------       --------       -----    -----
Increase (decrease) in net assets from operations............     261     5,230         61,342         80      481
                                                              -------   -------       --------       -----    -----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................      --        --             --         --       --
Benefit payments.............................................      --        --             --         --       --
Payments on termination......................................  (9,639)   (1,050)       (34,024)      (415)      --
Contract Maintenance Charge..................................     (10)      (33)           (35)        (1)      (4)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     100       (54)       (51,084)       (36)    (285)
                                                              -------   -------       --------       -----    -----
Increase (decrease) in net assets from contract transactions.  (9,549)   (1,137)       (85,143)      (452)    (289)
                                                              -------   -------       --------       -----    -----
INCREASE (DECREASE) IN NET ASSETS............................  (9,288)    4,093        (23,801)      (372)     192
NET ASSETS AT BEGINNING OF PERIOD............................  16,528    12,435         23,801        927      735
                                                              -------   -------       --------       -----    -----
NET ASSETS AT END OF PERIOD.................................. $ 7,240   $16,528       $     --      $ 555    $ 927
                                                              =======   =======       ========       =====    =====
UNITS OUTSTANDING
    Units outstanding at beginning of period.................   1,134     1,229          2,452         21       27
       Units issued..........................................       8        --             --         --       --
       Units redeemed........................................    (670)      (95)        (2,452)       (11)      (6)
                                                              -------   -------       --------       -----    -----
    Units outstanding at end of period.......................     472     1,134             --         10       21
                                                              =======   =======       ========       =====    =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           LEGG MASON
                                           LEGG MASON                    PARTNERS VARIABLE
                                          PARTNERS VARIABLE INCOME       PORTFOLIOS I, INC       LORD ABBETT SERIES FUND
                                          TRUST SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          -----------------------        -------------------    ------------------------
                                          LEGG MASON CLEARBRIDGE         LEGG MASON CLEARBRIDGE
                                          VARIABLE FUNDAMENTAL           VARIABLE LARGE CAP            FUNDAMENTAL
                                          ALL CAP VALUE PORTFOLIO I (BE) VALUE PORTFOLIO I (BF)  EQUITY PORTFOLIO I (BG)
                                          -----------------------        -------------------    ------------------------
                                           2010               2009        2010         2009         2010         2009
                                             ------           ----        ------       ------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    4              $ --       $   18       $    4    $  (142,961) $  (141,158)
Net realized gains (losses)..............     (6)               (9)          (1)          (4)        81,672     (379,421)
Change in unrealized gains (losses)......    155               210           79          192      1,734,346    2,639,547
                                             ------             ----      ------       ------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................    153               201           96          192      1,673,057    2,118,968
                                             ------             ----      ------       ------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     --                --           --           --         40,288        2,550
Benefit payments.........................     --                --           --           --       (154,457)    (213,818)
Payments on termination..................     --                --           --           --       (969,419)    (669,925)
Contract Maintenance Charge..............     (2)               (2)          (2)          (2)       (31,272)     (34,330)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     49                68           76          164       (158,480)     304,121
                                             ------             ----      ------       ------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     47                66           74          162     (1,273,340)    (611,402)
                                             ------             ----      ------       ------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     200............   267.....     170.....     354..      399,717    1,507,566
NET ASSETS AT BEGINNING OF
 PERIOD..................................     992............   725.....   1,174.....     820..   10,848,991    9,341,425
                                             ------             ----      ------       ------   -----------  -----------
NET ASSETS AT END OF PERIOD..............  $1,192............  $992.....  $1,344.....  $1,174..  $11,248,708  $10,848,991
                                             ======             ====      ======       ======   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    131               122          110           95        918,509      979,481
       Units issued......................      6                 9            7           16         70,278      129,627
       Units redeemed....................     --                --           --           (1)      (175,935)    (190,599)
                                             ------             ----      ------       ------   -----------  -----------
    Units outstanding at end of period...    137               131          117          110        812,852      918,509
                                             ======             ====      ======       ======   ===========  ===========

--------
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I
(bf)Previously known as Legg Mason ClearBridge Variable Investors
    Portfolio--Class I
(bg)Previously known as All Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               BOND-DEBENTURE           GROWTH AND INCOME       GROWTH OPPORTUNITIES
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 1,485,360  $ 1,546,271  $  (250,195) $  (130,323) $  (219,101) $  (195,856)
Net realized gains (losses)..............     307,805   (1,135,021)  (1,335,405)  (2,515,347)     334,322     (704,514)
Change in unrealized gains (losses)......   1,657,004    8,171,951    5,106,825    6,228,600    2,572,251    5,340,518
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,450,169    8,583,201    3,521,225    3,582,930    2,687,472    4,440,148
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      38,323       34,987       13,620       10,629       31,984       18,459
Benefit payments.........................    (933,121)    (921,832)    (459,452)    (726,034)    (382,539)    (210,349)
Payments on termination..................  (3,981,679)  (7,710,401)  (2,377,217)  (1,599,454)  (1,214,877)    (925,876)
Contract Maintenance Charge..............    (139,401)    (149,261)    (108,188)    (120,878)     (62,114)     (63,154)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,919,234    6,714,373   (1,460,480)    (324,628)    (679,617)    (546,300)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,096,644)  (2,032,134)  (4,391,717)  (2,760,365)  (2,307,163)  (1,727,220)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     353,525    6,551,067     (870,492)     822,565      380,309    2,712,928
NET ASSETS AT BEGINNING OF
 PERIOD..................................  34,857,382   28,306,315   25,384,601   24,562,036   14,018,637   11,305,709
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $35,210,907  $34,857,382  $24,514,109  $25,384,601  $14,398,946  $14,018,637
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,795,663    2,999,760    2,661,342    3,013,029    1,107,968    1,279,378
       Units issued......................     393,454    1,244,453       81,365      245,127      131,390      136,619
       Units redeemed....................    (635,227)  (1,448,550)    (520,398)    (596,814)    (299,234)    (308,029)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,553,890    2,795,663    2,222,309    2,661,342      940,124    1,107,968
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                               MFS VARIABLE         MFS VARIABLE
                                                  LORD ABBETT SERIES FUND     INSURANCE TRUST      INSURANCE TRUST
                                                        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  --------------------  ------------------
                                                       MID-CAP VALUE            MFS GROWTH         MFS HIGH INCOME
                                                 ------------------------  --------------------  ------------------
                                                     2010         2009        2010       2009      2010      2009
                                                 -----------  -----------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (325,222) $  (278,937) $ (10,461) $  (8,474) $ 32,211  $ 30,905
Net realized gains (losses).....................  (2,205,367)  (4,385,082)   (25,417)   (99,229)   (2,905)  (48,023)
Change in unrealized gains (losses).............   8,277,486   10,300,690    139,203    358,342    37,934   181,754
                                                 -----------  -----------  ---------  ---------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   5,746,897    5,636,671    103,325    250,639    67,240   164,636
                                                 -----------  -----------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      17,271       29,996        465        100        86       261
Benefit payments................................    (679,444)    (735,884)   (12,424)    (2,254)  (10,490)       --
Payments on termination.........................  (2,999,105)  (2,246,946)   (95,033)  (169,381)  (46,065)  (92,865)
Contract Maintenance Charge.....................    (100,334)    (110,711)      (809)      (895)     (329)     (291)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,714,235)  (1,129,944)   (53,592)    50,262    (1,431)    1,980
                                                 -----------  -----------  ---------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (5,475,847)  (4,193,489)  (161,393)  (122,168)  (58,229)  (90,915)
                                                 -----------  -----------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     271,050    1,443,182    (58,068)   128,471     9,011    73,721
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  27,522,137   26,078,955    894,072    765,601   526,886   453,165
                                                 -----------  -----------  ---------  ---------  --------  --------
NET ASSETS AT END OF PERIOD..................... $27,793,187  $27,522,137  $ 836,004  $ 894,072  $535,897  $526,886
                                                 ===========  ===========  =========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   2,855,912    3,371,297    102,967    113,403    39,516    48,771
       Units issued.............................     121,403      301,418        669     19,301       722     2,875
       Units redeemed...........................    (641,927)    (816,803)   (16,345)   (29,737)   (4,713)  (12,130)
                                                 -----------  -----------  ---------  ---------  --------  --------
    Units outstanding at end of period..........   2,335,388    2,855,912     87,291    102,967    35,525    39,516
                                                 ===========  ===========  =========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                MFS VARIABLE            MFS VARIABLE           MFS VARIABLE
                                               INSURANCE TRUST         INSURANCE TRUST        INSURANCE TRUST
                                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                           ----------------------  ----------------------  --------------------
                                             MFS INVESTORS TRUST      MFS NEW DISCOVERY        MFS RESEARCH
                                           ----------------------  ----------------------  --------------------
                                              2010        2009        2010        2009        2010       2009
                                           ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (1,787) $    5,518  $  (25,740) $  (23,323) $  (3,066) $       8
Net realized gains (losses)...............     11,507     (76,174)     42,582    (174,730)   (16,637)   (32,375)
Change in unrealized gains (losses).......    134,820     424,077     535,296   1,063,886     90,568    192,086
                                           ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 operations...............................    144,540     353,421     552,138     865,833     70,865    159,719
                                           ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      4,318       3,580      18,466      14,180      8,000      1,200
Benefit payments..........................    (12,846)    (12,469)     (9,299)     (5,268)      (586)    (2,954)
Payments on termination...................   (212,217)   (268,913)   (488,483)   (308,773)  (132,180)  (102,446)
Contract Maintenance Charge...............     (1,188)     (1,368)     (2,023)     (1,929)      (306)      (340)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      3,512     (23,465)   (217,029)     66,176     (7,903)    18,097
                                           ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions....................   (218,421)   (302,635)   (698,368)   (235,614)  (132,975)   (86,443)
                                           ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (73,881)      50,786   (146,230)     630,219   (62,110)     73,276
NET ASSETS AT BEGINNING OF
 PERIOD...................................   1,739,571   1,688,785   2,153,874   1,523,655    670,371    597,095
                                           ----------  ----------  ----------  ----------  ---------  ---------
NET ASSETS AT END OF PERIOD...............  $1,665,690  $1,739,571  $2,007,644  $2,153,874  $ 608,261  $ 670,371
                                           ==========  ==========  ==========  ==========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    186,055     225,105     146,944     164,996     80,128     91,192
       Units issued.......................      7,586       9,299       7,068      21,631      1,531      3,651
       Units redeemed.....................    (30,839)    (48,349)    (52,422)    (39,683)   (17,949)   (14,715)
                                           ----------  ----------  ----------  ----------  ---------  ---------
    Units outstanding at end of period....    162,802     186,055     101,590     146,944     63,710     80,128
                                           ==========  ==========  ==========  ==========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                     MFS VARIABLE
                                                          MFS VARIABLE          MFS VARIABLE       INSURANCE TRUST
                                                         INSURANCE TRUST       INSURANCE TRUST     (SERVICE CLASS)
                                                           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------------  ------------------  -------------------
                                                                                                      MFS GROWTH
                                                        MFS RESEARCH BOND       MFS UTILITIES      (SERVICE CLASS)
                                                     ----------------------  ------------------  -------------------
                                                        2010        2009       2010      2009      2010       2009
                                                     ----------  ----------  --------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   25,465  $   48,144  $  4,449  $  5,451  $ (4,152) $  (4,355)
Net realized gains (losses).........................     28,443     (18,128)    1,227   (10,789)   12,092    (23,450)
Change in unrealized gains (losses).................     31,952     163,872    21,399    67,205    23,436    102,124
                                                     ----------  ----------  --------  --------  --------  ---------
Increase (decrease) in net assets from operations...     85,860     193,888    27,075    61,867    31,376     74,319
                                                     ----------  ----------  --------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      9,144      14,512        --       400        --         --
Benefit payments....................................    (16,008)     (1,912)       --        --   (10,892)        --
Payments on termination.............................   (189,526)   (357,973)  (29,338)  (46,422)  (45,452)  (159,936)
Contract Maintenance Charge.........................     (1,251)     (1,323)     (107)     (103)      (76)      (113)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     20,808     (50,003)    4,693    92,589    (2,303)    19,550
                                                     ----------  ----------  --------  --------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................   (176,833)   (396,699)  (24,752)   46,464   (58,723)  (140,499)
                                                     ----------  ----------  --------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................    (90,973)   (202,811)    2,323   108,331   (27,347)   (66,180)
NET ASSETS AT BEGINNING OF PERIOD...................  1,457,605   1,660,416   254,323   145,992   292,053    358,233
                                                     ----------  ----------  --------  --------  --------  ---------
NET ASSETS AT END OF PERIOD......................... $1,366,632  $1,457,605  $256,646  $254,323  $264,706  $ 292,053
                                                     ==========  ==========  ========  ========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     89,259     116,509    14,043    10,607    34,562     56,962
       Units issued.................................      9,434       6,445       235     7,002        40      4,413
       Units redeemed...............................    (19,759)    (33,695)   (1,646)   (3,566)   (6,900)   (26,813)
                                                     ----------  ----------  --------  --------  --------  ---------
    Units outstanding at end of period..............     78,934      89,259    12,632    14,043    27,702     34,562
                                                     ==========  ==========  ========  ========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                   TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                       SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                   ---------------------  ---------------------  ---------------------
                                                   MFS INVESTORS TRUST     MFS NEW DISCOVERY        MFS RESEARCH
                                                     (SERVICE CLASS)        (SERVICE CLASS)        (SERVICE CLASS)
                                                   ---------------------  ---------------------  ---------------------
                                                     2010        2009       2010        2009       2010        2009
                                                   --------   ---------   --------   ---------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   (921)  $    (307)  $ (4,008)  $  (4,117)  $ (1,253)   $   (579)
Net realized gains (losses).......................    3,771      (1,342)     4,683     (24,117)     4,971        (781)
Change in unrealized gains (losses)...............   12,524      50,374     84,143     171,548     15,868      41,199
                                                   --------   ---------   --------   ---------    --------   --------
Increase (decrease) in net assets from operations.   15,374      48,725     84,818     143,314     19,586      39,839
                                                   --------   ---------   --------   ---------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --          --         60          60         --          --
Benefit payments..................................       --          --     (1,832)         --         --      (1,716)
Payments on termination...........................  (30,251)   (106,855)    (7,912)   (108,115)   (26,926)    (39,287)
Contract Maintenance Charge.......................     (174)       (178)       (96)       (120)       (51)        (59)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................      342         347    (39,315)    (12,043)       917      14,247
                                                   --------   ---------   --------   ---------    --------   --------
Increase (decrease) in net assets from contract
 transactions.....................................  (30,083)   (106,686)   (49,095)   (120,218)   (26,060)    (26,815)
                                                   --------   ---------   --------   ---------    --------   --------
INCREASE (DECREASE) IN NET ASSETS.................  (14,709)    (57,961)    35,723      23,096     (6,474)     13,024
NET ASSETS AT BEGINNING OF PERIOD.................  197,684     255,645    286,123     263,027    174,419     161,395
                                                   --------   ---------   --------   ---------    --------   --------
NET ASSETS AT END OF PERIOD....................... $182,975   $ 197,684   $321,846   $ 286,123   $167,945    $174,419
                                                   ========   =========   ========   =========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   21,059      33,993     28,790      42,603     19,273      22,851
       Units issued...............................       66         314        611       3,224        105       2,192
       Units redeemed.............................   (3,291)    (13,248)    (5,233)    (17,037)    (3,126)     (5,770)
                                                   --------   ---------   --------   ---------    --------   --------
    Units outstanding at end of period............   17,834      21,059     24,168      28,790     16,252      19,273
                                                   ========   =========   ========   =========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)      INVESTMENT SERIES          INVESTMENT SERIES
                                                SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------------  ------------------------  --------------------------
                                               MFS UTILITIES
                                              (SERVICE CLASS)         AGGRESSIVE EQUITY        CAPITAL OPPORTUNITIES
                                          ----------------------  ------------------------  --------------------------
                                             2010        2009         2010         2009         2010          2009
                                          ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   17,674  $   31,578  $  (192,030) $  (171,338) $ (2,288,368) $ (1,637,123)
Net realized gains (losses)..............      6,504     (44,231)     565,598     (252,579)    1,717,568    (9,056,751)
Change in unrealized gains (losses)......    123,836     322,224    2,466,203    6,287,908    44,920,163    94,011,113
                                          ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    148,014     309,571    2,839,771    5,863,991    44,349,363    83,317,239
                                          ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        700       1,200        4,170       50,910       162,694        79,471
Benefit payments.........................         --      (1,512)    (513,892)    (340,655)   (5,686,860)   (4,855,385)
Payments on termination..................   (116,904)    (91,055)  (1,351,106)    (549,521)  (17,184,247)  (13,474,340)
Contract Maintenance Charge..............       (142)       (147)      (9,977)     (10,720)     (113,617)     (120,903)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      2,881      68,855     (597,360)    (696,336)   (4,694,616)   (5,999,458)
                                          ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (113,465)    (22,659)  (2,468,165)  (1,546,322)  (27,516,646)  (24,370,615)
                                          ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     34,549     286,912      371,606    4,317,669    16,832,717    58,946,623
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,366,792   1,079,880   13,824,380    9,506,711   191,502,739   132,556,115
                                          ----------  ----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD.............. $1,401,341  $1,366,792  $14,195,986  $13,824,380  $208,335,456  $191,502,739
                                          ==========  ==========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     77,898      79,735    1,100,531    1,256,393     5,605,630     6,491,940
       Units issued......................        206      14,264       50,363       73,201        96,281       144,628
       Units redeemed....................     (6,241)    (16,101)    (250,517)    (229,063)     (921,220)   (1,030,938)
                                          ----------  ----------  -----------  -----------  ------------  ------------
    Units outstanding at end of period...     71,863      77,898      900,377    1,100,531     4,780,691     5,605,630
                                          ==========  ==========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE  MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES        INVESTMENT SERIES         INVESTMENT SERIES
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ----------------------- --------------------------
                                               EUROPEAN EQUITY         GLOBAL ADVANTAGE             INCOME PLUS
                                          ------------------------  ----------------------- --------------------------
                                              2010         2009            2009 (CA)            2010          2009
                                          -----------  -----------  ----------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   610,929  $ 1,306,511        $    36,700       $  4,862,611  $  3,809,223
Net realized gains (losses)..............  (1,793,193)  (1,077,824)        (2,591,668)         1,103,072      (863,907)
Change in unrealized gains (losses)......   3,466,513   11,339,599          2,262,200          1,759,038    16,465,431
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 operations..............................   2,284,249   11,568,286           (292,768)         7,724,721    19,410,747
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      45,609       61,817             68,565            103,842        40,254
Benefit payments.........................  (1,696,471)  (1,702,223)          (101,007)        (4,028,247)   (4,866,087)
Payments on termination..................  (4,482,734)  (4,424,051)          (139,937)       (10,585,779)  (11,098,021)
Contract Maintenance Charge..............     (31,351)     (36,668)            (1,687)           (45,312)      (50,708)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,000,369)  (2,335,328)        (5,374,646)          (924,623)      601,654
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,165,316)  (8,436,453)        (5,548,712)       (15,480,119)  (15,372,908)
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,881,067)   3,131,833         (5,841,480)        (7,755,398)    4,037,839
NET ASSETS AT BEGINNING OF
 PERIOD..................................  56,333,150   53,201,317          5,841,480        105,871,136   101,833,297
                                          -----------  -----------        -----------       ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $50,452,083  $56,333,150        $        --       $ 98,115,738  $105,871,136
                                          ===========  ===========        ===========       ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,151,401    2,530,730            903,438          4,147,481     4,809,984
       Units issued......................      29,614       71,666             21,450            160,122       341,697
       Units redeemed....................    (360,768)    (450,995)          (924,888)          (746,259)   (1,004,200)
                                          -----------  -----------        -----------       ------------  ------------
    Units outstanding at end of
     period..............................   1,820,247    2,151,401                 --          3,561,344     4,147,481
                                          ===========  ===========        ===========       ============  ============

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES           INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                              LIMITED DURATION             MONEY MARKET                 STRATEGIST
                                          ------------------------  --------------------------  --------------------------
                                              2010         2009         2010          2009          2010          2009
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   302,384  $   475,727  $   (890,280) $ (1,290,063) $    241,912  $  1,104,055
Net realized gains (losses)..............    (637,427)    (659,939)           --            --    (2,396,999)   (7,474,506)
Change in unrealized gains (losses)......     471,589      828,256            --            --     8,488,777    26,717,710
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     136,546      644,044      (890,280)   (1,290,063)    6,333,690    20,347,259
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        (195)       1,295        55,754       319,572        42,477       153,273
Benefit payments.........................  (1,050,387)    (527,114)   (3,822,473)   (3,138,680)   (3,826,823)   (4,966,147)
Payments on termination..................  (1,661,762)  (1,553,420)  (17,287,169)  (32,918,633)  (11,235,100)  (12,695,266)
Contract Maintenance Charge..............      (8,004)      (9,378)      (42,762)      (54,187)      (59,432)      (68,013)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     642,435    1,982,636    (1,203,303)    7,751,921      (294,776)      (12,004)
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,077,913)    (105,981)  (22,299,953)  (28,040,007)  (15,373,654)  (17,588,157)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,941,367)     538,063   (23,190,233)  (29,330,070)   (9,039,964)    2,759,102
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,794,531   15,256,468    78,018,924   107,348,994   128,785,738   126,026,636
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $13,853,164  $15,794,531  $ 54,828,691  $ 78,018,924  $119,745,774  $128,785,738
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,519,589    1,528,725     5,288,769     7,145,064     4,778,719     5,406,472
       Units issued......................     159,118      391,550       985,190     2,383,526       145,059       370,156
       Units redeemed....................    (357,169)    (400,686)   (2,511,464)   (4,239,821)     (721,343)     (997,909)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,321,538    1,519,589     3,762,495     5,288,769     4,202,435     4,778,719
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                      MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                           MORGAN STANLEY VARIABLE       INVESTMENT SERIES         INVESTMENT SERIES
                                              INVESTMENT SERIES          (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                                                         AGGRESSIVE EQUITY       CAPITAL OPPORTUNITIES
                                                  UTILITIES              (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  ------------------------  -------------------------
                                              2010         2009          2010         2009         2010          2009
                                          -----------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   918,021  $  1,100,574  $  (272,476) $  (239,618) $ (1,027,531) $  (837,901)
Net realized gains (losses)..............  (1,598,843)   10,904,961      878,059       75,452     3,414,815     (379,592)
Change in unrealized gains (losses)......   3,366,144    (3,042,545)   2,736,728    7,087,581    11,287,651   28,109,155
                                          -----------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   2,685,322     8,962,990    3,342,311    6,923,415    13,674,935   26,891,662
                                          -----------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     123,678        47,835       20,549        6,588        32,237       30,201
Benefit payments.........................  (3,031,800)   (2,955,696)    (387,259)    (180,132)   (1,189,621)  (1,338,881)
Payments on termination..................  (5,514,039)   (5,900,045)  (1,576,508)  (1,113,781)   (6,767,904)  (3,760,103)
Contract Maintenance Charge..............     (32,052)      (37,702)     (22,117)     (24,863)     (135,517)    (145,441)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (959,977)   (2,465,117)    (217,990)    (706,471)   (2,862,920)  (4,054,582)
                                          -----------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (9,414,190)  (11,310,725)  (2,183,325)  (2,018,659)  (10,923,725)  (9,268,806)
                                          -----------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,728,868)   (2,347,735)   1,158,986    4,904,756     2,751,210   17,622,856
NET ASSETS AT BEGINNING OF
 PERIOD..................................  62,829,902    65,177,637   16,328,634   11,423,878    61,676,867   44,054,011
                                          -----------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $56,101,034  $ 62,829,902  $17,487,620  $16,328,634  $ 64,428,077  $61,676,867
                                          ===========  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,729,423     3,369,461    1,615,247    1,870,119     5,874,484    6,953,097
       Units issued......................      60,372       125,148       97,051       46,094       137,441      231,836
       Units redeemed....................    (476,047)     (765,186)    (306,807)    (300,966)   (1,092,482)  (1,310,449)
                                          -----------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   2,313,748     2,729,423    1,405,491    1,615,247     4,919,443    5,874,484
                                          ===========  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE  MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES        INVESTMENT SERIES         INVESTMENT SERIES
                                              (CLASS Y SHARES)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ----------------------- --------------------------
                                               EUROPEAN EQUITY         GLOBAL ADVANTAGE             INCOME PLUS
                                              (CLASS Y SHARES)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                          ------------------------  ----------------------- --------------------------
                                              2010         2009            2009 (CA)            2010          2009
                                          -----------  -----------  ----------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   111,478  $   315,110        $     9,427       $  5,439,115  $  4,404,680
Net realized gains (losses)..............    (491,911)    (172,553)        (1,288,067)         2,412,416      (950,167)
Change in unrealized gains (losses)......   1,175,369    3,687,426          1,045,866          1,241,447    21,691,230
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 operations..............................     794,936    3,829,983           (232,774)         9,092,978    25,145,743
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      18,174       21,618                 --            338,360        39,129
Benefit payments.........................    (225,621)    (381,087)            (7,881)        (4,191,045)   (3,855,059)
Payments on termination..................  (1,661,599)  (1,108,672)           (57,778)       (27,360,225)  (11,519,202)
Contract Maintenance Charge..............     (28,725)     (32,421)            (1,091)          (326,097)     (365,642)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (360,329)    (942,051)        (4,124,409)          (938,823)    2,775,125
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,258,100)  (2,442,613)        (4,191,159)       (32,477,830)  (12,925,649)
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,463,164)   1,387,370         (4,423,933)       (23,384,852)   12,220,094
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,682,069   17,294,699          4,423,933        144,625,064   132,404,970
                                          -----------  -----------        -----------       ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $17,218,905  $18,682,069        $        --       $121,240,212  $144,625,064
                                          ===========  ===========        ===========       ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,793,332    2,095,932            688,306         10,696,039    11,768,606
       Units issued......................      52,612       56,240             13,860            633,964     1,200,972
       Units redeemed....................    (283,036)    (358,840)          (702,166)        (2,901,180)   (2,273,539)
                                          -----------  -----------        -----------       ------------  ------------
    Units outstanding at end of
     period..............................   1,562,908    1,793,332                 --          8,428,823    10,696,039
                                          ===========  ===========        ===========       ============  ============

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                              LIMITED DURATION             MONEY MARKET                STRATEGIST
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          ------------------------  --------------------------  ------------------------
                                              2010         2009         2010          2009          2010         2009
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   882,381  $ 1,484,522  $ (1,172,327) $ (1,579,222) $  (214,899) $   186,692
Net realized gains (losses)..............  (2,639,273)  (2,507,432)           --            --     (920,597)  (2,282,298)
Change in unrealized gains (losses)......   2,058,996    3,207,337            --            --    3,619,969   10,965,917
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     302,104    2,184,427    (1,172,327)   (1,579,222)   2,484,473    8,870,311
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      82,999       35,448        67,849       372,036      147,334       34,955
Benefit payments.........................  (1,349,086)  (1,229,776)   (2,461,495)   (2,228,360)  (1,252,510)  (1,305,181)
Payments on termination..................  (6,216,686)  (5,730,333)  (17,836,926)  (26,911,027)  (4,627,249)  (3,651,772)
Contract Maintenance Charge..............    (118,811)    (143,798)     (217,214)     (268,864)    (107,706)    (116,204)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     535,029    2,542,619     8,002,332      (126,383)     132,000    3,215,220
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,066,555)  (4,525,840)  (12,445,454)  (29,162,598)  (5,708,131)  (1,822,982)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,764,451)  (2,341,414)  (13,617,781)  (30,741,820)  (3,223,658)   7,047,329
NET ASSETS AT BEGINNING OF
 PERIOD..................................  58,968,132   61,309,545    78,126,161   108,867,981   58,365,297   51,317,968
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $52,203,681  $58,968,132  $ 64,508,380  $ 78,126,161  $55,141,639  $58,365,297
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   6,355,059    6,856,290     7,479,720    10,268,197    4,690,562    4,860,700
       Units issued......................     653,091      916,764     2,194,698     3,112,704      202,909      630,511
       Units redeemed....................  (1,420,544)  (1,417,995)   (3,392,492)   (5,901,181)    (656,128)    (800,649)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   5,587,606    6,355,059     6,281,926     7,479,720    4,237,343    4,690,562
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  MORGAN STANLEY VARIABLE
                                                     INVESTMENT SERIES     NEUBERGER & BERMAN        OPPENHEIMER
                                                     (CLASS Y SHARES)      ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                        SUB-ACCOUNT        TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------------  -----------------   ----------------------
                                                         UTILITIES                                   OPPENHEIMER
                                                     (CLASS Y SHARES)         AMT PARTNERS            BALANCED
                                                 ------------------------  -----------------   ----------------------
                                                     2010         2009       2010      2009       2010        2009
                                                 -----------  -----------  -------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   165,036  $   217,100  $  (285)  $    196  $   (1,287) $  (27,080)
Net realized gains (losses).....................    (543,801)   3,554,125   (1,038)    (7,630)    (92,511)   (469,325)
Change in unrealized gains (losses).............   1,026,916   (1,217,724)   5,444     20,935     318,913     815,817
                                                 -----------  -----------  -------   --------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................     648,151    2,553,501    4,121     13,501     225,115     319,412
                                                 -----------  -----------  -------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      19,530        5,583       --         --      16,358       3,660
Benefit payments................................    (530,055)    (548,903)      --         --    (117,791)    (19,383)
Payments on termination.........................  (1,875,713)  (1,040,534)  (1,614)    (6,151)   (193,671)   (415,892)
Contract Maintenance Charge.....................     (17,400)     (19,354)     (26)       (32)     (1,160)     (1,122)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (206,830)     424,233       --     (7,293)    205,189     332,110
                                                 -----------  -----------  -------   --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (2,610,468)  (1,178,975)  (1,640)   (13,476)    (91,075)   (100,627)
                                                 -----------  -----------  -------   --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,962,317)   1,374,526    2,481         25     134,040     218,785
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  17,354,345   15,979,819   31,206     31,181   2,103,113   1,884,328
                                                 -----------  -----------  -------   --------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $15,392,028  $17,354,345  $33,687   $ 31,206  $2,237,153  $2,103,113
                                                 ===========  ===========  =======   ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,705,897    1,833,527    2,616      4,016     214,809     237,179
       Units issued.............................      66,252      196,734       --        758      22,917      56,087
       Units redeemed...........................    (318,377)    (324,364)    (135)    (2,158)    (32,218)    (78,457)
                                                 -----------  -----------  -------   --------  ----------  ----------
    Units outstanding at end of period..........   1,453,772    1,705,897    2,481      2,616     205,508     214,809
                                                 ===========  ===========  =======   ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------------
                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                             CAPITAL APPRECIATION          CORE BOND            GLOBAL SECURITIES
                                           -----------------------  ----------------------  ------------------------
                                              2010         2009        2010        2009         2010         2009
                                           ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (52,917) $   (46,970) $    9,411  $  (20,664) $     7,860  $    46,496
Net realized gains (losses)...............    (12,571)    (388,055)   (146,623)   (377,005)       4,474     (497,387)
Change in unrealized gains (losses).......    368,568    2,039,475     287,855     501,628      502,285    1,753,670
                                           ----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    303,080    1,604,450     150,643     103,959      514,619    1,302,779
                                           ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     55,972       47,067      10,963       6,675       33,254       36,730
Benefit payments..........................    (64,512)     (46,643)         --     (21,777)     (23,916)     (51,405)
Payments on termination...................   (690,457)  (1,065,354)   (267,038)   (355,547)    (890,496)  (1,076,511)
Contract Maintenance Charge...............     (4,654)      (5,127)     (1,383)     (1,335)      (3,875)      (4,276)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (16,919)    (241,433)    (62,124)     56,393     (129,612)    (612,392)
                                           ----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (720,570)  (1,311,490)   (319,582)   (315,591)  (1,014,645)  (1,707,854)
                                           ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (417,490)     292,960    (168,939)   (211,632)    (500,026)    (405,075)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,807,912    4,514,952   1,637,817   1,849,449    4,473,103    4,878,178
                                           ----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $4,390,422  $ 4,807,912  $1,468,878  $1,637,817  $ 3,973,077  $ 4,473,103
                                           ==========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    516,741      693,028     176,259     215,279      270,564      414,850
       Units issued.......................     17,628       58,210       6,941      33,201        6,668       26,490
       Units redeemed.....................    (96,224)    (234,497)    (39,416)    (72,221)     (67,875)    (170,776)
                                           ----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....    438,145      516,741     143,784     176,259      209,357      270,564
                                           ==========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                               OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                         VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                               SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                         ----------------------  --------------------   ----------------------
                               OPPENHEIMER
                                 GLOBAL               OPPENHEIMER             OPPENHEIMER
                          STRATEGIC INCOME (BH)       HIGH INCOME             MAIN STREET
                         ----------------------  --------------------   ----------------------
                            2010        2009        2010        2009       2010        2009
                         ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment
 income (loss).......... $  244,194  $  (31,734) $  19,647   $  (4,839) $   (6,795) $   12,783
Net realized gains
 (losses)...............     54,957    (112,348)  (144,553)   (251,926)    (22,751)   (244,508)
Change in
 unrealized gains
 (losses)...............    129,261     645,807    173,530     336,305     326,026     774,954
                         ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease)
 in net assets from
 operations.............    428,412     501,725     48,624      79,540     296,480     543,229
                         ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits................      7,270       6,651      7,897       4,204       1,440       3,896
Benefit payments........    (27,408)    (47,594)    (3,926)     (8,366)    (58,591)    (54,526)
Payments on
 termination............   (430,973)   (820,065)   (54,317)    (52,165)   (351,572)   (561,976)
Contract
 Maintenance Charge.....       (983)     (1,145)      (369)       (326)     (1,463)     (1,702)
Transfers among the
 sub-accounts and
 with the Fixed
 Account--net...........    (69,410)    (27,128)    (8,622)     46,147     (27,351)     (9,717)
                         ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease)
 in net assets from
 contract
 transactions...........   (521,504)   (889,281)   (59,337)    (10,506)   (437,537)   (624,025)
                         ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS..........    (93,092)   (387,556)   (10,713)     69,034    (141,057)    (80,796)
NET ASSETS AT
 BEGINNING OF PERIOD....  3,424,384   3,811,940    396,050     327,016   2,417,714   2,498,510
                         ----------  ----------  ---------   ---------  ----------  ----------
NET ASSETS AT END
 OF PERIOD.............. $3,331,292  $3,424,384  $ 385,337   $ 396,050  $2,276,657  $2,417,714
                         ==========  ==========  =========   =========  ==========  ==========
UNITS OUTSTANDING
   Units
     outstanding at
     beginning of
     period.............    216,767     283,854    116,219     118,768     278,666     361,952
      Units issued......      3,953      57,313      5,501      32,896       4,241      46,532
      Units redeemed....    (34,545)   (124,400)   (21,860)    (35,445)    (53,211)   (129,818)
                         ----------  ----------  ---------   ---------  ----------  ----------
   Units
     outstanding at
     end of period......    186,175     216,767     99,860     116,219     229,696     278,666
                         ==========  ==========  =========   =========  ==========  ==========

--------
(bh)Previously known as Oppenheimer Strategic Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                       OPPENHEIMER
                                                       OPPENHEIMER            OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                                 VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  (SERVICE SHARES ("SS"))
                                                       SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ----------------------  --------------------   ------------------------
                                                       OPPENHEIMER            OPPENHEIMER
                                                       MAIN STREET         SMALL- & MID-CAP            OPPENHEIMER
                                                        SMALL CAP             GROWTH (BI)               BALANCED
                                                 ----------------------  --------------------   ------------------------
                                                    2010        2009     2010 (BI)      2009        2010         2009
                                                 ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (10,175) $   (5,848) $ (10,793)  $  (9,937) $   (71,379) $  (271,560)
Net realized gains (losses).....................     93,174     (67,529)   (14,766)   (101,515)  (1,422,647)  (2,578,623)
Change in unrealized gains (losses).............    242,071     597,880    188,958     294,690    3,264,950    5,895,761
                                                 ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    325,070     524,503    163,399     183,238    1,770,924    3,045,578
                                                 ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     10,081      14,525         75          60       73,700       17,580
Benefit payments................................     (3,299)    (19,004)    (4,628)     (6,547)    (299,204)    (350,057)
Payments on termination.........................   (419,504)   (375,005)  (113,477)   (104,459)  (1,891,142)  (1,600,367)
Contract Maintenance Charge.....................     (2,421)     (2,562)      (423)       (479)     (72,127)     (81,437)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (157,659)     (7,827)   (21,332)     24,902     (235,981)    (402,819)
                                                 ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (572,802)   (389,873)  (139,785)    (86,523)  (2,424,754)  (2,417,100)
                                                 ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (247,732)    134,630     23,614      96,715     (653,830)     628,478
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,876,118   1,741,488    738,103     641,388   17,990,414   17,361,936
                                                 ----------  ----------  ---------   ---------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $1,628,386  $1,876,118  $ 761,717   $ 738,103  $17,336,584  $17,990,414
                                                 ==========  ==========  =========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    107,416     134,741    129,519     136,006    1,683,576    1,944,095
       Units issued.............................      5,977      17,236      1,953      35,892      110,851      200,919
       Units redeemed...........................    (36,887)    (44,561)   (23,568)    (42,379)    (331,399)    (461,438)
                                                 ----------  ----------  ---------   ---------  -----------  -----------
    Units outstanding at end of period..........     76,506     107,416    107,904     129,519    1,463,028    1,683,576
                                                 ==========  ==========  =========   =========  ===========  ===========

--------
(bi)Previously known as Oppenheimer MidCap Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                 OPPENHEIMER                                         OPPENHEIMER
                                                   CAPITAL                 OPPENHEIMER                 GLOBAL
                                              APPRECIATION (SS)          CORE BOND (SS)            SECURITIES (SS)
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (661,698) $  (645,765) $    41,740  $  (509,986) $   (69,660) $    85,359
Net realized gains (losses)..............      94,389   (2,180,138)  (2,865,547)  (3,093,346)    (228,316)  (1,400,668)
Change in unrealized gains (losses)......   3,484,834   17,056,722    6,118,163    6,089,497    3,202,212    7,992,226
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,917,525   14,230,819    3,294,356    2,486,165    2,904,236    6,676,917
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      52,644       44,317      120,290       54,612       43,948       62,307
Benefit payments.........................    (612,853)    (682,724)  (1,314,635)  (1,053,803)    (488,888)    (623,960)
Payments on termination..................  (4,502,001)  (3,537,287)  (4,034,399)  (2,550,494)  (2,673,080)  (1,739,732)
Contract Maintenance Charge..............    (178,473)    (204,115)    (166,357)    (178,014)     (70,078)     (74,836)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,401,109)  (2,635,293)   1,580,123    4,664,287     (482,431)  (1,275,519)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,641,792)  (7,015,102)  (3,814,978)     936,588   (3,670,529)  (3,651,740)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,724,267)   7,215,717     (520,622)   3,422,753     (766,293)   3,025,177
NET ASSETS AT BEGINNING OF
 PERIOD..................................  45,528,451   38,312,734   36,231,447   32,808,694   23,816,248   20,791,071
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $41,804,184  $45,528,451  $35,710,825  $36,231,447  $23,049,955  $23,816,248
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,794,540    4,530,192    5,217,366    5,071,333    1,307,066    1,565,108
       Units issued......................     207,673      325,590      893,237    1,443,942       79,222      139,886
       Units redeemed....................    (759,728)  (1,061,242)  (1,418,245)  (1,297,909)    (275,534)    (397,928)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   3,242,485    3,794,540    4,692,358    5,217,366    1,110,754    1,307,066
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              OPPENHEIMER                OPPENHEIMER               OPPENHEIMER
                                         VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                       -------------------------  ------------------------  -------------------------
                                              OPPENHEIMER
                                            GLOBAL STRATEGIC             OPPENHEIMER               OPPENHEIMER
                                            INCOME (SS) (BJ)          HIGH INCOME (SS)           MAIN STREET (SS)
                                       -------------------------  ------------------------  -------------------------
                                         2010 (BK)       2009         2010         2009         2010          2009
                                       ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  6,593,204  $(1,248,040) $   705,685  $  (220,666) $   (431,899) $    27,634
Net realized gains (losses)...........    1,017,841   (1,148,406)  (3,475,427)  (3,570,261)     (865,818)  (3,511,339)
Change in unrealized gains
 (losses).............................    4,265,156   16,633,969    4,604,330    6,936,998     9,619,991   17,965,754
                                       ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   11,876,201   14,237,523    1,834,588    3,146,071     8,322,274   14,482,049
                                       ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       58,250      137,331       60,349       11,254       169,490      125,031
Benefit payments......................   (2,155,857)  (2,012,004)    (272,948)    (148,016)   (1,003,028)  (1,109,924)
Payments on termination...............  (10,512,991)  (7,537,050)  (1,418,280)    (938,866)   (7,187,836)  (5,110,609)
Contract Maintenance Charge...........     (378,018)    (418,122)     (77,837)     (80,961)     (275,154)    (309,961)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (2,925,587)   1,116,805     (466,138)   1,321,866    (3,195,664)  (2,121,864)
                                       ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (15,914,203)  (8,713,040)  (2,174,854)     165,277   (11,492,192)  (8,527,327)
                                       ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................   (4,038,002)   5,524,483     (340,266)   3,311,348    (3,169,918)   5,954,722
NET ASSETS AT BEGINNING
 OF PERIOD............................   99,442,185   93,917,702   15,852,017   12,540,669    67,248,439   61,293,717
                                       ------------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 95,404,183  $99,442,185  $15,511,751  $15,852,017  $ 64,078,521  $67,248,439
                                       ============  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    6,797,883    7,484,091    4,122,189    4,040,732     5,396,030    6,194,591
       Units issued...................      405,721      947,971      213,049      911,602       265,738      567,532
       Units redeemed.................   (1,433,464)  (1,634,179)    (755,192)    (830,145)   (1,153,333)  (1,366,093)
                                       ------------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................    5,770,140    6,797,883    3,580,046    4,122,189     4,508,435    5,396,030
                                       ============  ===========  ===========  ===========  ============  ===========

--------
(bj)Previously known as Oppenheimer Strategic Bond (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        OPPENHEIMER               OPPENHEIMER             PIMCO
                                                  VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS      VARIABLE
                                                  (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))  INSURANCE TRUST
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                        OPPENHEIMER               OPPENHEIMER
                                                        MAIN STREET            SMALL- & MID-CAP       FOREIGN BOND
                                                      SMALL CAP (SS)            GROWTH (SS)(BK)      (US DOLLAR-HEDGED)
                                                 ------------------------  ------------------------  -----------------
                                                     2010         2009         2010         2009      2010      2009
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (328,943) $  (243,602) $  (160,372) $  (145,670) $    5    $   35
Net realized gains (losses).....................     235,136   (1,772,664)    (136,094)    (821,277)     45       216
Change in unrealized gains (losses).............   5,525,640    9,851,227    2,553,841    3,351,145      85       (12)
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 operations.....................................   5,431,833    7,834,961    2,257,375    2,384,198     135       239
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      30,833       42,340       18,643       10,652      --        --
Benefit payments................................    (435,045)    (368,515)    (212,715)    (140,785)     --        --
Payments on termination.........................  (3,044,357)  (2,159,902)  (1,219,276)    (677,134)   (923)       --
Contract Maintenance Charge.....................    (130,380)    (139,056)     (49,887)     (52,563)     (4)       (9)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,895,318)  (1,271,930)    (495,769)    (275,115)     31       211
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from contract
 transactions...................................  (5,474,267)  (3,897,063)  (1,959,004)  (1,134,945)   (896)      202
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET ASSETS...............     (42,434)   3,937,898      298,371    1,249,253    (761)      441
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  28,859,918   24,922,020   10,066,624    8,817,371   2,152     1,711
                                                 -----------  -----------  -----------  -----------   ------   ------
NET ASSETS AT END OF PERIOD..................... $28,817,484  $28,859,918  $10,364,995  $10,066,624  $1,391    $2,152
                                                 ===========  ===========  ===========  ===========   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,723,224    2,003,980      913,633    1,041,351     164       149
       Units issued.............................      64,251      235,275       27,785       85,241       2        16
       Units redeemed...........................    (366,936)    (516,031)    (189,175)    (212,959)    (67)       (1)
                                                 -----------  -----------  -----------  -----------   ------   ------
    Units outstanding at end of period..........   1,420,539    1,723,224      752,243      913,633      99       164
                                                 ===========  ===========  ===========  ===========   ======   ======

--------
(bk)Previously known as Oppenheimer MidCap Fund (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      PIMCO VARIABLE    PIMCO VARIABLE      PIMCO VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST      INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ---------------  ----------------------
                                                                         PIMCO TOTAL      PIMCO VIT COMMODITY
                                                       MONEY MARKET         RETURN        REALRETURN STRATEGY
                                                     ----------------  ---------------  ----------------------
                                                       2010     2009    2010     2009      2010        2009
                                                     -------  -------  ------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (328) $  (334) $    9  $    41  $  580,278  $  130,753
Net realized gains (losses).........................      --       --      41       61     (68,488)    127,797
Change in unrealized gains (losses).................      --       --      23       46     451,021     727,691
                                                     -------  -------  ------  -------  ----------  ----------
Increase (decrease) in net assets from operations...    (328)    (334)     73      148     962,811     986,241
                                                     -------  -------  ------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --      --       --       2,400       3,200
Benefit payments....................................      --       --      --       --      (7,805)    (20,533)
Payments on termination.............................  (1,681)  (4,555)     --   (2,469)   (340,936)   (130,362)
Contract Maintenance Charge.........................     (47)     (57)     (6)      (6)    (24,776)    (20,642)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      69    5,736      47      158   1,077,523   1,118,662
                                                     -------  -------  ------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,659)   1,124      41   (2,317)    706,406     950,325
                                                     -------  -------  ------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................  (1,987)     790     114   (2,169)  1,669,217   1,936,566
NET ASSETS AT BEGINNING OF PERIOD...................  23,834   23,044   1,150    3,319   3,951,625   2,015,059
                                                     -------  -------  ------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $21,847  $23,834  $1,264  $ 1,150  $5,620,842  $3,951,625
                                                     =======  =======  ======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,258    2,152      78      254     447,186     317,764
       Units issued.................................       9      538       8       11     145,159     199,905
       Units redeemed...............................    (167)    (432)     (5)    (187)    (72,334)    (70,483)
                                                     -------  -------  ------  -------  ----------  ----------
    Units outstanding at end of period..............   2,100    2,258      81       78     520,011     447,186
                                                     =======  =======  ======  =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 PIMCO                     PIMCO                     PIMCO
                                        VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------   ------------------------  ------------------------
                                               PIMCO VIT
                                               EMERGING               PIMCO VIT REAL            PIMCO VIT TOTAL
                                             MARKETS BOND                 RETURN                    RETURN
                                           (ADVISOR SHARES)          (ADVISOR SHARES)          (ADVISOR SHARES)
                                        ----------------------   ------------------------  ------------------------
                                           2010         2009         2010         2009         2010         2009
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   57,164   $   47,691  $   (32,466) $   107,723  $   222,285  $   969,225
Net realized gains (losses)............     27,023      (30,660)     216,916      264,449    1,544,385    1,214,814
Change in unrealized gains
 (losses)..............................     52,052      255,294      416,148      905,157      289,086      965,028
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    136,239      272,325      600,598    1,277,329    2,055,756    3,149,067
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................        339          274           --           --        4,840        7,714
Benefit payments.......................    (18,432)     (81,588)    (122,413)    (184,642)    (511,706)    (551,249)
Payments on termination................   (260,866)     (66,621)  (1,949,529)  (1,372,176)  (5,647,684)  (3,305,141)
Contract Maintenance Charge............     (9,532)      (7,180)     (49,104)     (47,595)    (157,591)    (155,557)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  1,167,804      510,215      767,579    1,883,586    2,818,178   11,154,987
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................    879,313      355,100   (1,353,467)     279,173   (3,493,963)   7,150,754
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  1,015,552      627,425     (752,869)   1,556,502   (1,438,207)  10,299,821
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,467,668      840,243    9,720,910    8,164,408   33,411,430   23,111,609
                                        ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $2,483,220   $1,467,668  $ 8,968,041  $ 9,720,910  $31,973,223  $33,411,430
                                        ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    122,476       89,915      831,872      813,514    2,629,273    2,039,224
       Units issued....................    118,506       64,783      128,540      343,530      478,902    1,361,782
       Units redeemed..................    (53,126)     (32,222)    (237,508)    (325,172)    (739,099)    (771,733)
                                        ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    187,856      122,476      722,904      831,872    2,369,076    2,629,273
                                        ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PREMIER VIT     PREMIER VIT     PUTNAM VARIABLE TRUST   PUTNAM VARIABLE TRUST
                                             SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------- -------------- ------------------------  ---------------------
                                                NACM
                                              SMALL CAP                           VT AMERICAN             VT CAPITAL
                                          PORTFOLIO CLASS I OPCAP BALANCED     GOVERNMENT INCOME         APPRECIATION
                                          ----------------- -------------- ------------------------  ---------------------
                                                2009          2009 (CA)        2010         2009         2009 (CB)(CC)
                                          ----------------- -------------- -----------  -----------  ---------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............      $    (7)        $   243     $ 2,624,754  $ 1,194,503       $    86,899
Net realized gains (losses)..............       (1,317)         (4,373)        833,135      341,120        (5,158,463)
Change in unrealized gains (losses)......        1,284           3,911      (1,900,749)   6,036,751         4,619,172
                                               -------         -------     -----------  -----------       -----------
Increase (decrease) in net assets from
 operations..............................          (40)           (219)      1,557,140    7,572,374          (452,392)
                                               -------         -------     -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................           --              --          48,956       66,856               542
Benefit payments.........................           --              --      (1,182,658)  (1,122,282)          (23,136)
Payments on termination..................       (1,207)           (412)     (5,661,074)  (5,609,613)          (67,703)
Contract Maintenance Charge..............           (3)             (6)        (89,852)    (108,907)           (3,559)
Transfers among the sub-accounts and
 with the Fixed Account--net.............           --          (5,362)       (135,936)   1,016,814        (5,952,301)
                                               -------         -------     -----------  -----------       -----------
Increase (decrease) in net assets from
 contract transactions...................       (1,210)         (5,780)     (7,020,564)  (5,757,132)       (6,046,157)
                                               -------         -------     -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................       (1,250)         (5,999)     (5,463,424)   1,815,242        (6,498,549)
NET ASSETS AT BEGINNING OF
 PERIOD..................................        1,250           5,999      43,436,158   41,620,916         6,498,549
                                               -------         -------     -----------  -----------       -----------
NET ASSETS AT END OF
 PERIOD..................................      $    --         $    --     $37,972,734  $43,436,158       $        --
                                               =======         =======     ===========  ===========       ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................          120             789       2,804,488    3,186,249         1,198,678
       Units issued......................           --              --         261,986      751,302             2,731
       Units redeemed....................         (120)           (789)       (696,185)  (1,133,063)       (1,201,409)
                                               -------         -------     -----------  -----------       -----------
    Units outstanding at end of
     period..............................           --              --       2,370,289    2,804,488                --
                                               =======         =======     ===========  ===========       ===========

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(cc)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST  PUTNAM VARIABLE TRUST   PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  --------------------- ------------------------
                                                VT CAPITAL            VT DISCOVERY           VT DIVERSIFIED
                                               OPPORTUNITIES             GROWTH                  INCOME
                                          ----------------------  --------------------- ------------------------
                                             2010        2009         2009 (CC)(CD)         2010         2009
                                          ----------  ----------  --------------------- -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (55,783) $  (28,238)      $   (10,835)     $ 5,719,390  $ 2,301,132
Net realized gains (losses)..............    (21,785)   (312,525)       (3,743,200)        (650,270)  (2,370,454)
Change in unrealized gains (losses)......  1,318,053   1,677,276         3,600,148         (457,952)  17,162,129
                                          ----------  ----------       -----------      -----------  -----------
Increase (decrease) in net assets from
 operations..............................  1,240,485   1,336,513          (153,887)       4,611,168   17,092,807
                                          ----------  ----------       -----------      -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     10,764       4,790             2,091           39,533       77,195
Benefit payments.........................   (102,982)    (99,511)          (17,944)      (1,067,422)  (1,249,646)
Payments on termination..................   (453,954)   (263,091)          (46,974)      (5,210,597)  (4,994,176)
Contract Maintenance Charge..............    (15,548)    (14,153)           (4,621)         (96,417)    (105,591)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    752,735     385,160        (7,161,906)      (3,170,931)     (92,223)
                                          ----------  ----------       -----------      -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    191,015      13,195        (7,229,354)      (9,505,834)  (6,364,441)
                                          ----------  ----------       -----------      -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  1,431,500   1,349,708        (7,383,241)      (4,894,666)  10,728,366
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,415,151   3,065,443         7,383,241       45,808,781   35,080,415
                                          ----------  ----------       -----------      -----------  -----------
NET ASSETS AT END OF PERIOD.............. $5,846,651  $4,415,151       $        --      $40,914,115  $45,808,781
                                          ==========  ==========       ===========      ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    290,101     288,971         2,154,236        3,023,327    3,544,700
       Units issued......................     93,382      73,792             3,212          214,582      470,515
       Units redeemed....................    (82,144)    (72,662)       (2,157,448)        (806,716)    (991,888)
                                          ----------  ----------       -----------      -----------  -----------
    Units outstanding at end of period...    301,339     290,101                --        2,431,193    3,023,327
                                          ==========  ==========       ===========      ===========  ===========

--------
(cc)For the period beginning January 1, 2009 and ended February 12, 2009
(cd)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  --------------------------  ------------------------
                                                 VT EQUITY                   VT GLOBAL                  VT GEORGE
                                                  INCOME               PUTNAM BALANCED (BL)         ASSET ALLOCATION
                                        --------------------------  --------------------------  ------------------------
                                            2010        2009 (CE)       2010          2009          2010         2009
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    495,302  $   (190,121) $  2,929,938  $  2,424,498  $ 1,373,193  $ 1,242,425
Net realized gains (losses)............    4,182,640       234,695    (7,079,266)   (9,204,960)    (304,519)  (1,512,825)
Change in unrealized gains
 (losses)..............................    5,357,754    26,826,357    10,861,372    23,141,018    2,768,905    8,448,755
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   10,035,696    26,870,931     6,712,044    16,360,556    3,837,579    8,178,355
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      141,233       129,160       150,973       128,897       68,972       36,961
Benefit payments.......................   (2,045,073)   (1,778,012)   (2,515,778)   (1,676,705)    (565,933)    (406,816)
Payments on termination................  (10,370,921)   (7,267,413)   (6,831,692)   (6,340,302)  (3,335,406)  (2,955,678)
Contract Maintenance Charge............     (354,999)     (370,478)     (240,385)     (276,100)    (115,464)    (119,678)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (4,925,341)   64,860,029    (2,875,435)   (2,592,437)      11,149    1,319,893
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (17,555,101)   55,573,286   (12,312,317)  (10,756,647)  (3,936,682)  (2,125,318)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (7,519,405)   82,444,217    (5,600,273)    5,603,909      (99,103)   6,053,037
NET ASSETS AT BEGINNING
 OF PERIOD.............................  103,260,552    20,816,335    81,675,932    76,072,023   32,862,698   26,809,661
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 95,741,147  $103,260,552  $ 76,075,659  $ 81,675,932  $32,763,595  $32,862,698
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    7,991,174     1,857,214     8,496,048     9,817,443    2,787,508    3,028,227
       Units issued....................      486,731    15,528,137       324,587       505,002      389,741      477,224
       Units redeemed..................   (1,780,255)   (9,394,177)   (1,585,120)   (1,826,397)    (739,102)    (717,943)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,697,650     7,991,174     7,235,515     8,496,048    2,438,147    2,787,508
                                        ============  ============  ============  ============  ===========  ===========

--------
(bl)Previously known as VT The George Putnam Fund of Boston
(ce)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   206,202  $  (308,052) $   183,339  $  (470,200) $   537,845  $   589,538
Net realized gains (losses)..............  (2,635,975)  (2,986,389)     125,946    3,220,444     (561,839)     603,026
Change in unrealized gains (losses)......   4,107,090    8,971,464     (118,805)   4,460,926      (49,336)    (223,334)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,677,317    5,677,023      190,480    7,211,170      (73,330)     969,230
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      19,647       26,501      104,189      230,675       45,376      100,655
Benefit payments.........................    (456,119)    (335,752)    (727,085)    (591,459)    (615,568)    (501,833)
Payments on termination..................  (2,357,800)  (1,542,293)  (2,982,787)  (2,651,179)  (1,978,978)  (2,040,282)
Contract Maintenance Charge..............     (77,914)     (91,714)    (122,594)    (144,419)     (58,260)     (70,131)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,031,741)  (1,222,071)  (2,250,059)  (1,295,384)  (1,236,659)  (1,154,274)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,903,927)  (3,165,329)  (5,978,336)  (4,451,766)  (3,844,089)  (3,665,865)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,226,610)   2,511,694   (5,787,856)   2,759,404   (3,917,419)  (2,696,635)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  25,104,499   22,592,805   35,954,634   33,195,230   22,485,636   25,182,271
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $21,877,889  $25,104,499  $30,166,778  $35,954,634  $18,568,217  $22,485,636
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,493,580    4,024,138    2,932,440    3,362,364    1,865,488    2,221,327
       Units issued......................      99,161      197,308      142,569      322,301       81,962      250,943
       Units redeemed....................    (808,209)    (727,866)    (641,057)    (752,225)    (419,669)    (606,782)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   2,784,532    3,493,580    2,433,952    2,932,440    1,527,781    1,865,488
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  ------------------------
                                              2010          2009          2010         2009         2010         2009
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    329,592  $  2,420,576  $  (132,499) $   (63,958) $ 3,507,323  $ 4,654,755
Net realized gains (losses)..............  (19,129,341)  (26,895,996)    (643,032)    (754,686)    (732,235)  (3,570,041)
Change in unrealized gains (losses)......   40,303,085    69,566,817    2,327,132    4,125,145    3,848,880   19,461,222
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   21,503,336    45,091,397    1,551,601    3,306,501    6,623,968   20,545,936
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      377,187       399,301       10,960       18,515       76,019      163,886
Benefit payments.........................   (6,028,111)   (4,975,661)    (255,783)     (49,523)  (1,772,540)  (1,205,669)
Payments on termination..................  (17,994,256)  (15,554,718)    (904,197)    (634,515)  (7,355,478)  (5,169,121)
Contract Maintenance Charge..............     (533,918)     (604,615)     (39,508)     (42,224)    (188,970)    (204,190)
Transfers among the sub-accounts and
 with the Fixed Account-- net............  (13,676,235)   (6,967,941)  (1,139,752)     297,914     (721,684)    (509,645)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (37,855,333)  (27,703,634)  (2,328,280)    (409,833)  (9,962,653)  (6,924,739)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (16,351,997)   17,387,763     (776,679)   2,896,668   (3,338,685)  13,621,197
NET ASSETS AT BEGINNING OF
 PERIOD..................................  200,606,533   183,218,770   11,749,862    8,853,194   59,792,934   46,171,737
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $184,254,536  $200,606,533  $10,973,183  $11,749,862  $56,454,249  $59,792,934
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   21,904,793    25,666,932    2,855,670    2,985,105    3,702,959    4,230,215
       Units issued......................      605,703     1,275,024      143,310      370,142      422,899      715,121
       Units redeemed....................   (4,700,317)   (5,037,163)    (693,215)    (499,577)  (1,025,588)  (1,242,377)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   17,810,179    21,904,793    2,305,765    2,855,670    3,100,270    3,702,959
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                                                  VT                         VT
                                                                             INTERNATIONAL              INTERNATIONAL
                                                   VT INCOME                    EQUITY                   GROWTH (BM)
                                          --------------------------  --------------------------  ------------------------
                                              2010          2009          2010          2009          2010         2009
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 12,919,412  $  5,499,363  $  2,877,717  $ (2,065,308) $   309,082  $    14,133
Net realized gains (losses)..............     (153,035)   (5,624,894)  (13,990,165)  (17,035,142)     229,123     (519,126)
Change in unrealized gains (losses)......   (2,094,609)   45,504,357    20,648,097    47,135,096    1,212,268    6,546,075
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   10,671,768    45,378,826     9,535,649    28,034,646    1,750,473    6,041,082
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      159,672       149,198       212,893       202,024       58,441       55,324
Benefit payments.........................   (4,050,603)   (3,090,112)   (2,763,050)   (2,493,311)    (289,092)     (88,264)
Payments on termination..................  (16,775,863)  (13,413,258)  (13,270,760)   (9,308,243)  (1,960,139)  (1,083,565)
Contract Maintenance Charge..............     (426,207)     (468,620)     (430,375)     (503,105)     (84,120)     (93,096)
Transfers among the sub-accounts and
 with the Fixed Account--net.............       90,098    (3,854,729)  (10,515,312)   (6,121,686)  (2,589,070)    (588,682)
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (21,002,903)  (20,677,521)  (26,766,604)  (18,224,321)  (4,863,980)  (1,798,283)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (10,331,135)   24,701,305   (17,230,955)    9,810,325   (3,113,507)   4,242,799
NET ASSETS AT BEGINNING OF
 PERIOD..................................  137,452,521   112,751,216   149,649,228   139,838,903   22,561,674   18,318,875
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $127,121,386  $137,452,521  $132,418,273  $149,649,228  $19,448,167  $22,561,674
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   10,248,015    12,142,900    13,330,526    15,306,614    2,263,150    2,503,412
       Units issued......................    1,098,776     1,588,901       754,293     1,215,515      157,713      158,385
       Units redeemed....................   (2,555,668)   (3,483,786)   (3,221,156)   (3,191,603)    (683,769)    (398,647)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    8,791,123    10,248,015    10,863,663    13,330,526    1,737,094    2,263,150
                                          ============  ============  ============  ============  ===========  ===========

--------
(bm)Previously known as VT International New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  -------------------------  --------------------------
                                          INTERNATIONAL VALUE (BN)         VT INVESTORS              VT MONEY MARKET
                                          ------------------------  -------------------------  --------------------------
                                              2010         2009         2010       2009 (CB)       2010          2009
                                          -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   507,546  $  (344,638) $    (78,104) $  (135,089) $ (1,931,137) $ (1,868,665)
Net realized gains (losses)..............  (3,362,944)  (3,831,100)   (3,694,746)  (5,913,033)           --            --
Change in unrealized gains (losses)......   3,894,726    9,678,938    11,065,199   23,182,069            --            --
                                          -----------  -----------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   1,039,328    5,503,200     7,292,349   17,133,947    (1,931,137)   (1,868,665)
                                          -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      35,280       94,286        84,105      145,085       320,056       366,510
Benefit payments.........................    (479,161)    (412,195)   (1,252,054)  (1,175,659)   (4,714,125)   (2,826,480)
Payments on termination..................  (2,398,227)  (2,032,522)   (5,837,698)  (4,760,972)  (36,848,097)  (43,939,183)
Contract Maintenance Charge..............     (85,392)     (98,854)     (222,946)    (257,862)     (598,539)     (623,525)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,721,503)  (1,036,516)   (6,732,432)   2,282,812    16,117,682    31,722,543
                                          -----------  -----------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,649,003)  (3,485,801)  (13,961,025)  (3,766,596)  (25,723,023)  (15,300,135)
                                          -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,609,675)   2,017,399    (6,668,676)  13,367,351   (27,654,160)  (17,168,800)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  28,222,089   26,204,690    71,149,717   57,782,366   142,435,735   159,604,535
                                          -----------  -----------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $23,612,414  $28,222,089  $ 64,481,041  $71,149,717  $114,781,575  $142,435,735
                                          ===========  ===========  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,451,232    2,828,593    10,360,653   10,758,957    13,389,014    14,696,768
       Units issued......................     123,059      265,190       188,933    2,433,958     5,607,796    10,168,754
       Units redeemed....................    (630,952)    (642,551)   (2,285,143)  (2,832,262)   (8,046,663)  (11,476,508)
                                          -----------  -----------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   1,943,339    2,451,232     8,264,443   10,360,653    10,950,147    13,389,014
                                          ===========  ===========  ============  ===========  ============  ============

--------
(bn)Previously known as VT International Growth and Income
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                  PUTNUM        PUTNUM
                                                                                                 VARIABLE      VARIABLE
                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       TRUST         TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
                                          -------------------------  ------------------------  ------------- -------------
                                                                                                               VT OTC &
                                                 VT MULTI-CAP              VT MULTI-CAP                        EMERGING
                                               GROWTH (BO)(CD)              VALUE (BP)         VT NEW VALUE     GROWTH
                                          -------------------------  ------------------------  ------------- -------------
                                              2010          2009         2010         2009     2009 (CC)(CE) 2009 (CC)(CF)
                                          ------------  -----------  -----------  -----------  ------------- -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (723,288) $  (521,946) $   (89,216) $   (74,277) $  1,858,739  $    (19,203)
Net realized gains (losses)..............   (5,305,802)  (6,606,420)    (534,152)  (1,615,013)  (82,689,825)  (16,084,530)
Change in unrealized gains (losses)......   20,262,332   21,314,340    2,147,460    3,899,838    76,611,056    15,748,401
                                          ------------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   14,233,242   14,185,974    1,524,092    2,210,548    (4,220,030)     (355,332)
                                          ------------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      159,297      165,423       18,961        6,295         9,522        11,322
Benefit payments.........................   (1,282,185)    (927,864)    (139,789)     593,126      (156,923)       (8,038)
Payments on termination..................   (6,463,507)  (3,818,655)  (1,033,856)  (1,273,262)     (785,299)     (129,878)
Contract Maintenance Charge..............     (273,043)    (245,688)     (25,374)     (28,978)      (31,721)       (7,684)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   37,444,104    4,547,796     (162,349)    (602,986)  (67,622,054)  (11,504,843)
                                          ------------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................   29,584,666     (278,988)  (1,342,407)  (1,305,805)  (68,586,475)  (11,639,121)
                                          ------------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   43,817,908   13,906,986      181,685      904,743   (72,806,505)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   57,927,255   44,020,269    8,017,571    7,112,828    72,806,505    11,994,453
                                          ------------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $101,745,163  $57,927,255  $ 8,199,256  $ 8,017,571  $         --  $         --
                                          ============  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,618,639    8,464,893      564,032      686,279     8,325,791     4,304,416
       Units issued......................    6,671,776    2,407,637      126,284      149,905        42,749        40,438
       Units redeemed....................   (2,648,649)  (2,253,891)    (218,893)    (272,152)   (8,368,540)   (4,344,854)
                                          ------------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   12,641,766    8,618,639      471,423      564,032            --            --
                                          ============  ===========  ===========  ===========  ============  ============

--------
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(cc)For the period beginning January 1, 2009 and ended February 12, 2009
(cd)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(ce)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(cf)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------------
                                                 VT RESEARCH           VT SMALL CAP VALUE              VT VISTA
                                          ------------------------  ------------------------  -------------------------
                                              2010         2009         2010         2009     2010 (BQ)(BR)  2009 (CF)
                                          -----------  -----------  -----------  -----------  ------------- -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (107,003) $   (75,518) $  (646,656) $   122,640  $   (473,381) $  (561,785)
Net realized gains (losses)..............    (843,474)  (2,243,204)  (3,361,075)  (7,251,296)    1,143,593   (2,755,515)
Change in unrealized gains (losses)......   5,424,383   11,170,771   15,868,578   19,944,310     5,583,462   16,842,787
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   4,473,906    8,852,049   11,860,847   12,815,654     6,253,674   13,525,487
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     163,375      186,488       68,733       61,750        60,996       71,339
Benefit payments.........................  (1,098,995)    (684,671)    (988,080)  (1,023,275)     (675,230)    (761,648)
Payments on termination..................  (3,384,898)  (2,497,226)  (5,083,619)  (3,961,517)   (2,534,434)  (2,582,139)
Contract Maintenance Charge..............    (112,754)    (125,492)    (114,408)    (123,364)     (137,138)    (196,512)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,818,361)  (1,689,001)  (3,334,803)  (2,015,207)  (50,318,950)   9,403,944
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,251,633)  (4,809,902)  (9,452,177)  (7,061,613)  (53,604,756)   5,934,984
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,777,727)   4,042,147    2,408,670    5,754,041   (47,351,082)  19,460,471
NET ASSETS AT BEGINNING OF
 PERIOD..................................  35,684,218   31,642,071   55,215,629   49,461,588    47,351,082   27,890,611
                                          -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,906,491  $35,684,218  $57,624,299  $55,215,629  $         --  $47,351,082
                                          ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,328,665    5,038,351    3,820,610    4,400,592     6,259,667    4,905,921
       Units issued......................     113,677      304,833      191,272      395,143       100,865    3,050,326
       Units redeemed....................    (959,667)  (1,014,519)    (757,312)    (975,125)   (6,360,532)  (1,696,580)
                                          -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   3,482,675    4,328,665    3,254,570    3,820,610            --    6,259,667
                                          ===========  ===========  ===========  ===========  ============  ===========

--------
(bq)On September 24, 2010VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010
(cf)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     RIDGE WORTH     RIDGEWORTH     RIDGEWORTH     RIDGEWORTH
                                           PUTNAM VARIABLE TRUST    VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                                SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                        --------------------------  -------------- -------------- -------------- --------------
                                                                     RIDGE WORTH                    RIDGEWORTH
                                                                      LARGE CAP      RIDGEWORTH     LARGE CAP      RIDGEWORTH
                                                                     CORE EQUITY     LARGE CAP     VALUE EQUITY   MID-CAP CORE
                                                VT VOYAGER               FUND       GROWTH STOCK       FUND       EQUITY FUND
                                        --------------------------  -------------- -------------- -------------- --------------
                                            2010          2009        2009 (CA)      2009 (CA)      2009 (CA)      2009 (CA)
                                        ------------  ------------  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (210,964) $   (834,048)  $     4,733    $    30,460    $    54,226    $    10,249
Net realized gains (losses)............   (3,765,104)  (12,527,604)   (1,057,592)    (5,136,455)    (2,945,626)    (2,180,130)
Change in unrealized gains
 (losses)..............................   30,603,343    77,780,458       954,967      5,112,992      2,323,580      2,075,372
                                        ------------  ------------   -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
 operations............................   26,627,275    64,418,806       (97,892)         6,997       (567,820)       (94,509)
                                        ------------  ------------   -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      283,618       309,102            --            545          1,815          1,483
Benefit payments.......................   (3,180,227)   (2,573,146)      (11,689)      (101,475)      (113,189)       (45,258)
Payments on termination................  (15,076,509)  (10,306,977)     (108,699)      (475,003)      (450,723)      (165,391)
Contract Maintenance Charge............     (523,723)     (554,148)         (962)        (2,469)        (2,548)          (564)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (13,190,904)   (5,817,188)   (1,352,703)    (6,205,732)    (6,640,517)    (2,301,597)
                                        ------------  ------------   -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
 contract transactions.................  (31,687,745)  (18,942,357)   (1,474,053)    (6,784,134)    (7,205,162)    (2,511,327)
                                        ------------  ------------   -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS................................   (5,060,470)   45,476,449    (1,571,945)    (6,777,137)    (7,772,982)    (2,605,836)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  161,418,353   115,941,904     1,571,945      6,777,137      7,772,982      2,605,836
                                        ------------  ------------   -----------    -----------    -----------    -----------
NET ASSETS AT END OF
 PERIOD................................ $156,357,883  $161,418,353   $        --    $        --    $        --    $        --
                                        ============  ============   ===========    ===========    ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   17,281,771    19,902,868       186,504        545,799        533,819        247,895
       Units issued....................    1,122,486     1,601,328         1,576          2,010          3,644          4,605
       Units redeemed..................   (4,452,829)   (4,222,425)     (188,080)      (547,809)      (537,463)      (252,500)
                                        ------------  ------------   -----------    -----------    -----------    -----------
    Units outstanding at end of
     period............................   13,951,428    17,281,771            --             --             --             --
                                        ============  ============   ===========    ===========    ===========    ===========

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                             RIDGEWORTH       RYDEX            THE UNIVERSAL            THE UNIVERSAL
                                           VARIABLE TRUST VARIABLE TRUST INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                            SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------- -------------- ------------------------  ------------------------
                                             RIDGEWORTH      RYDEX VT
                                             SMALL CAP      NASDAQ 100                                 VAN KAMPEN UIF
                                            VALUE EQUITY     STRATEGY         VAN KAMPEN UIF              CORE PLUS
                                                FUND           FUND           CAPITAL GROWTH            FIXED INCOME
                                           -------------- -------------- ------------------------  ------------------------
                                             2009 (CA)         2009          2010         2009        2010         2009
                                           -------------- -------------- -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............  $     8,428       $  (1)     $  (439,287) $  (421,636) $   55,578   $   79,233
Net realized gains (losses)...............   (4,025,900)       (271)       1,034,531     (854,750)    (23,852)     (35,618)
Change in unrealized gains (losses).......    4,014,617         231        5,027,605   13,956,146      36,208       37,367
                                            -----------       -----      -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 operations...............................       (2,855)        (41)       5,622,849   12,679,760      67,934       80,982
                                            -----------       -----      -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          365          --           21,910       21,833          --           --
Benefit payments..........................      (30,047)         --         (571,139)    (967,776)         --      (73,752)
Payments on termination...................     (176,928)       (590)      (2,648,126)  (2,081,140)   (327,554)    (216,128)
Contract Maintenance Charge...............       (4,700)         --          (49,348)     (55,720)       (288)        (371)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (3,277,000)         --       (1,512,049)  (2,058,894)    (10,272)     453,112
                                            -----------       -----      -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions....................   (3,488,310)       (590)      (4,758,752)  (5,141,697)   (338,114)     162,861
                                            -----------       -----      -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (3,491,165)       (631)         864,097    7,538,063    (270,180)     243,843
NET ASSETS AT BEGINNING OF
 PERIOD...................................    3,491,165         631       30,116,187   22,578,124   1,237,293      993,450
                                            -----------       -----      -----------  -----------  ----------   ----------
NET ASSETS AT END OF PERIOD...............  $        --       $  --      $30,980,284  $30,116,187  $  967,113   $1,237,293
                                            ===========       =====      ===========  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................      239,174          73        3,167,795    3,844,300     101,883       87,884
       Units issued.......................       29,765          --          103,430      158,709      15,533       41,539
       Units redeemed.....................     (268,939)        (73)        (558,891)    (835,214)    (42,174)     (27,540)
                                            -----------       -----      -----------  -----------  ----------   ----------
    Units outstanding at end of period....           --          --        2,712,334    3,167,795      75,242      101,883
                                            ===========       =====      ===========  ===========  ==========   ==========

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------   ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF
                                                  EMERGING               GLOBAL TACTICAL            VAN KAMPEN UIF
                                               MARKETS EQUITY       ASSET ALLOC PORTFOLIO (BS)      MID CAP GROWTH
                                          ------------------------  ------------------------   ------------------------
                                              2010         2009         2010          2009         2010         2009
                                          -----------  -----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (381,379) $  (470,992) $   236,922   $   236,823  $  (361,471) $  (302,720)
Net realized gains (losses)..............     168,200   (1,722,004)  (1,205,200)   (2,203,933)     179,333   (1,855,359)
Change in unrealized gains (losses)......   6,163,059   16,865,660    1,477,760     6,446,903    5,944,221   10,006,419
                                          -----------  -----------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   5,949,880   14,672,664      509,482     4,479,793    5,762,083    7,848,340
                                          -----------  -----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,436       52,739        4,516         3,598        8,318        2,909
Benefit payments.........................    (540,332)    (670,183)    (390,370)     (704,021)    (441,951)    (542,405)
Payments on termination..................  (3,594,492)  (1,484,809)  (1,817,617)   (1,162,455)  (2,615,202)  (1,447,449)
Contract Maintenance Charge..............     (13,759)     (14,126)      (7,784)       (8,980)      (7,831)      (8,448)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   2,516,830    2,046,838   (1,136,062)     (180,899)    (350,304)    (682,349)
                                          -----------  -----------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,620,317)     (69,541)  (3,347,317)   (2,052,757)  (3,406,970)  (2,677,742)
                                          -----------  -----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,329,563   14,603,123   (2,837,835)    2,427,036    2,355,113    5,170,598
NET ASSETS AT BEGINNING OF
 PERIOD..................................  36,844,786   22,241,663   19,324,129    16,897,093   21,180,487   16,009,889
                                          -----------  -----------  -----------   -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $41,174,349  $36,844,786  $16,486,294   $19,324,129  $23,535,600  $21,180,487
                                          ===========  ===========  ===========   ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,948,618    1,971,083    1,980,007     2,241,569    1,423,621    1,673,653
       Units issued......................     278,154      341,586       73,777       292,875      120,963      162,884
       Units redeemed....................    (358,341)    (364,051)    (431,029)     (554,437)    (326,430)    (412,916)
                                          -----------  -----------  -----------   -----------  -----------  -----------
    Units outstanding at end of period...   1,868,431    1,948,618    1,622,755     1,980,007    1,218,154    1,423,621
                                          ===========  ===========  ===========   ===========  ===========  ===========

--------
(bs)Previously known as Van Kampen UIF International Magnum

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          THE UNIVERSAL             THE UNIVERSAL
                                                THE UNIVERSAL       INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                          INSTITUTIONAL FUNDS, INC.        (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                               VAN KAMPEN UIF            CAPITAL GROWTH               EMERGING
                                              U.S. REAL ESTATE             (CLASS II)          MARKETS DEBT (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   126,524  $   308,322  $  (158,445) $  (138,990) $   564,430  $ 1,258,989
Net realized gains (losses)..............  (1,553,271)  (3,040,544)     481,025     (145,309)    (132,510)    (854,602)
Change in unrealized gains (losses)......   7,442,503    7,591,218    1,517,976    4,439,121    1,260,174    4,474,082
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   6,015,756    4,858,996    1,840,556    4,154,822    1,692,094    4,878,469
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     108,402        8,605       42,097        4,402       49,125       55,476
Benefit payments.........................    (678,296)    (587,251)    (493,004)    (187,051)    (228,233)    (407,058)
Payments on termination..................  (2,851,666)  (1,507,079)    (769,621)    (650,132)  (2,916,002)  (1,918,285)
Contract Maintenance Charge..............     (10,001)     (10,493)     (33,550)     (32,384)     (94,498)    (100,875)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (275,308)     136,011     (493,202)    (733,974)     760,840      625,427
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,706,869)  (1,960,207)  (1,747,280)  (1,599,139)  (2,428,768)  (1,745,315)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,308,887    2,898,789       93,276    2,555,683     (736,674)   3,133,154
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,486,665   20,587,876   10,007,807    7,452,124   22,074,847   18,941,693
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $25,795,552  $23,486,665  $10,101,083  $10,007,807  $21,338,173  $22,074,847
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,133,913    1,251,391      756,339      921,448    1,148,379    1,264,082
       Units issued......................     108,482      140,467       14,168       33,240      136,774      162,499
       Units redeemed....................    (270,207)    (257,945)    (137,336)    (198,349)    (261,967)    (278,202)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...     972,188    1,133,913      633,171      756,339    1,023,186    1,148,379
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                           FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------------  -------------------------   --------------------------
                                               VAN KAMPEN UIF               VAN KAMPEN UIF
                                                  EMERGING                      GLOBAL                 VAN KAMPEN UIF
                                          MARKETS EQUITY (CLASS II)      FRANCHISE (CLASS II)     MID CAP GROWTH (CLASS II)
                                          --------------------------  -------------------------   --------------------------
                                              2010          2009          2010           2009         2010          2009
                                          -----------   -----------   ------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (194,560)  $  (247,022)  $   (743,458)  $ 4,287,072  $  (569,451)  $  (504,647)
Net realized gains (losses)..............    (209,689)   (1,491,340)    (1,071,040)     (160,330)    (184,436)   (4,365,672)
Change in unrealized gains (losses)......   3,231,098     9,374,581      9,480,313    12,292,926    9,842,964    18,035,301
                                          -----------   -----------   ------------   -----------  -----------   -----------
Increase (decrease) in net assets from
 operations..............................   2,826,849     7,636,219      7,665,815    16,419,668    9,089,077    13,164,982
                                          -----------   -----------   ------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,160        19,403         93,585        37,579      130,992       110,096
Benefit payments.........................    (163,275)     (215,169)    (1,627,924)   (1,215,180)    (872,905)     (600,001)
Payments on termination..................  (2,757,124)   (1,548,340)   (12,705,495)   (5,275,710)  (4,708,207)   (2,648,763)
Contract Maintenance Charge..............     (92,056)      (89,861)      (287,015)     (323,204)    (175,740)     (179,900)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     285,398       546,883     (1,750,704)   (2,797,877)  (2,155,524)   (3,346,215)
                                          -----------   -----------   ------------   -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,706,897)   (1,287,084)   (16,277,553)   (9,574,392)  (7,781,384)   (6,664,783)
                                          -----------   -----------   ------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     119,952     6,349,135     (8,611,738)    6,845,276    1,307,693     6,500,199
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,635,039    12,285,904     74,017,302    67,172,026   34,343,482    27,843,283
                                          -----------   -----------   ------------   -----------  -----------   -----------
NET ASSETS AT END OF
 PERIOD.................................. $18,754,991   $18,635,039   $ 65,405,564   $74,017,302  $35,651,175   $34,343,482
                                          ===========   ===========   ============   ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     593,326       654,269      4,692,911     5,440,415    2,519,842     3,169,916
       Units issued......................      78,383        92,308        181,566       355,038      172,776       334,259
       Units redeemed....................    (160,801)     (153,251)    (1,159,330)   (1,102,542)    (692,928)     (984,333)
                                          -----------   -----------   ------------   -----------  -----------   -----------
    Units outstanding at end of
     period..............................     510,908       593,326      3,715,147     4,692,911    1,999,690     2,519,842
                                          ===========   ===========   ============   ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                              VAN KAMPEN
                                                   THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL  LIFE INVESTMENT
                                                    FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)    TRUST (CLASS II)
                                                          SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                                   --------------------------  -------------------------   -----------------
                                                        VAN KAMPEN UIF               VAN KAMPEN UIF
                                                         SMALL COMPANY                 U.S. REAL               LIT MONEY
                                                       GROWTH (CLASS II)           ESTATE (CLASS II)       MARKET (CLASS II)
                                                   --------------------------  -------------------------   -----------------
                                                       2010          2009          2010          2009          2009 (CG)
                                                   -----------   -----------   -----------   ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (236,708)  $  (211,978)  $   194,646   $    618,977    $   (492,553)
Net realized gains (losses).......................     (16,108)   (1,065,192)   (3,452,508)   (12,864,734)             --
Change in unrealized gains (losses)...............   3,384,331     5,880,984    16,108,136     24,898,064              --
                                                   -----------   -----------   -----------   ------------    ------------
Increase (decrease) in net assets from operations.   3,131,515     4,603,814    12,850,274     12,652,307        (492,553)
                                                   -----------   -----------   -----------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      30,258        23,798       100,606         68,431          34,543
Benefit payments..................................    (243,344)     (344,163)   (1,002,878)      (931,097)       (785,869)
Payments on termination...........................  (1,491,626)     (778,472)   (5,144,503)    (3,184,357)     (8,666,083)
Contract Maintenance Charge.......................     (63,117)      (65,515)     (243,774)      (247,036)       (155,167)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (536,014)     (379,140)   (3,247,922)    (4,583,564)    (25,165,760)
                                                   -----------   -----------   -----------   ------------    ------------
Increase (decrease) in net assets from contract
 transactions.....................................  (2,303,843)   (1,543,492)   (9,538,471)    (8,877,623)    (34,738,336)
                                                   -----------   -----------   -----------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.................     827,672     3,060,322     3,311,803      3,774,684     (35,230,889)
NET ASSETS AT BEGINNING OF PERIOD.................  14,681,958    11,621,636    51,314,158     47,539,474      35,230,889
                                                   -----------   -----------   -----------   ------------    ------------
NET ASSETS AT END OF PERIOD....................... $15,509,630   $14,681,958   $54,625,961   $ 51,314,158    $         --
                                                   ===========   ===========   ===========   ============    ============
UNITS OUTSTANDING.................................
    Units outstanding at beginning of period......     886,211     1,011,155     2,830,496      3,316,683       3,347,861
       Units issued...............................      32,734       110,037       139,965        659,868       1,442,010
       Units redeemed.............................    (166,567)     (234,981)     (603,602)    (1,146,055)     (4,789,871)
                                                   -----------   -----------   -----------   ------------    ------------
    Units outstanding at end of period............     752,378       886,211     2,366,859      2,830,496              --
                                                   ===========   ===========   ===========   ============    ============

--------
(cg)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. The assets of each sub-account within the Account are legally segregated from each other. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  SelectDirections Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                               ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation            AST Neuberger Berman Small-Cap Growth
    AST Advanced Strategies                             AST Niemann Capital Growth Asset Allocation
    AST Aggressive Asset Allocation                     AST Parametric Emerging Markets Equity
    AST AllianceBernstein Core Value                    AST PIMCO Limited Maturity Bond
    AST AllianceBernstein Growth & Income               AST PIMCO Total Return Bond
    AST American Century Income & Growth                AST Preservation Asset Allocation
    AST Balanced Asset Allocation                       AST QMA US Equity Alpha
    AST Bond Portfolio 2018                             AST Schroders Multi-Asset World Strategies
    AST Bond Portfolio 2019                             AST Small-Cap Growth
    AST Bond Portfolio 2020                             AST Small-Cap Value
    AST Bond Portfolio 2021                             AST T. Rowe Price Asset Allocation
    AST Capital Growth Asset Allocation                 AST T. Rowe Price Global Bond
    AST CLS Growth Asset Allocation                     AST T. Rowe Price Large-Cap Growth
    AST CLS Moderate Asset Allocation                   AST T. Rowe Price Natural Resources
    AST Cohen & Steers Realty                           AST UBS Dynamic Alpha
    AST DeAm Large-Cap Value                            AST Western Assets Core Plus Bond*
    AST Federated Aggressive Growth
    AST First Trust Balanced Target                 ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND
    AST First Trust Capital Appreciation Target         AllianceBernstein VPS Growth
    AST Focus Four Plus Portfolio (For the period       AllianceBernstein VPS Growth & Income
       beginning January 1, 2009 and ended              AllianceBernstein VPS International Value
       November 13, 2009)                               AllianceBernstein VPS Large Cap Growth
    AST Global Real Estate                              AllianceBernstein VPS Small/Mid Cap Value
    AST Goldman Sachs Concentrated Growth               AllianceBernstein VPS Utility Income (For the
    AST Goldman Sachs Mid-Cap Growth                       period beginning January 1, 2009 and ended
    AST Goldman Sachs Small-Cap Value                      September 25, 2009)
    AST High Yield                                      AllianceBernstein VPS Value
    AST Horizon Growth Asset Allocation
    AST Horizon Moderate Asset Allocation           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    AST International Growth                            American Century VP Balanced
    AST International Value                             American Century VP International
    AST Investment Grade Bond
    AST JPMorgan International Equity               DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    AST Large-Cap Value                                 Dreyfus Socially Responsible Growth Fund
    AST Lord Abbett Bond Debenture
    AST Marsico Capital Growth                      DREYFUS STOCK INDEX FUND
    AST MFS Global Equity                               Dreyfus Stock Index Fund
    AST MFS Growth
    AST Mid-Cap Value                               DREYFUS VARIABLE INVESTMENT FUND
    AST Money Market                                    VIF Growth & Income
    AST Neuberger Berman / LSV Mid-Cap Value            VIF Money Market
    AST Neuberger Berman Mid-Cap Growth
                                                    DWS VARIABLE SERIES I
                                                        DWS Bond VIP A
                                                        DWS Capital Growth VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DWS VARIABLE SERIES I (CONTINUED)                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    DWS Global Opportunities VIP A                   TRUST (CONTINUED)
    DWS Growth and Income VIP A                          Franklin U.S. Government
    DWS International VIP A                              Mutual Global Discovery Securities (Previously
                                                            known as Mutual Discovery Securities)
DWS VARIABLE SERIES II                                   Mutual Shares Securities
    DWS Balanced VIP A II                                Templeton Developing Markets Securities
    DWS Money Market VIP A II                            Templeton Foreign Securities
    DWS Small Cap Growth VIP A II                        Templeton Global Bond Securities (Previously
                                                            Known as Templeton Global Income
FEDERATED INSURANCE SERIES                                  Securities)
    Federated Prime Money Fund II                        Templeton Growth Securities
                                                         Franklin Templeton VIP Founding Funds
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   Allocation
    VIP Contrafund
    VIP Equity-Income                                GOLDMAN SACHS VARIABLE INSURANCE TRUST
    VIP Growth                                           VIT Large Cap Value (Previously known as VIT
    VIP High Income                                         Growth and Income)
    VIP Index 500                                        VIT Mid Cap Value
    VIP Investment Grade Bond                            VIT Strategic Growth (Previously known as
    VIP Overseas                                            VIT Capital Growth
                                                         VIT Strategic International Equity
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                VIT Structured Small Cap Equity
(SERVICE CLASS 2)                                        VIT Structured U. S. Equity
    VIP Asset Manager Growth (Service Class 2)
    VIP Contrafund (Service Class 2)                 INVESCO INVESTMENT SERVICE (PREVIOUSLY KNOWN AS
    VIP Equity-Income (Service Class 2)              AIM VARIABLE INSURANCE FUND SERIES)
    VIP Freedom 2010 Portfolio (Service Class 2)         Invesco V. I. Balanced (Previously known as
    VIP Freedom 2020 Portfolio (Service Class 2)            AIM V.I. Basic Balanced)
    VIP Freedom 2030 Portfolio (Service Class 2)         Invesco V. I. Basic Value (Previously known as
    VIP Freedom Income Portfolio (Service Class 2)          AIM V. I. Basic Value)
    VIP Growth (Service Class 2)                         Invesco V. I. Capital Appreciation (Previously
    VIP Growth & Income (Service Class 2)                   known as AIM V. I. Capital Appreciation)
    VIP Growth Stock Portfolio (Service Class 2)         Invesco V. I. Capital Development (Previously
    VIP High Income (Service Class 2)                       known as AIM V. I. Capital Development)
    VIP Index 500 (Service Class 2)                      Invesco V. I. Core Equity (Previously known as
    VIP Investment Grade Bond (Service Class 2)             AIM V. I. Core Equity)
    VIP MidCap (Service Class 2)                         Invesco V. I. Diversified Income (Previously
    VIP Money Market (Service Class 2)                      known as AIM V. I. Diversified Income)
    VIP Overseas (Service Class 2)                       Invesco V. I. Government Securities
                                                            (Previously known as AIM V. I.
FRANKLIN TEMPLETON VARIABLE INSURANCE                       Government Securities)
PRODUCTS TRUST                                           Invesco V. I. High Yield (Previously known as
    Franklin Flex Cap Growth Securities                     AIM V. I. High Yield)
    Franklin Growth and Income Securities                Invesco V. I. International Growth (Previously
    Franklin High Income Securities                         known as AIM V. I. International Growth)
    Franklin Income Securities
    Franklin Large Cap Growth Securities
    Franklin Small Cap Value Securities
    Franklin Small-Mid Cap Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICE (PREVIOUSLY KNOWN AS           INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
AIM VARIABLE INSURANCE FUND SERIES (CONTINUED)            KNOWN AS MORGAN STANLEY VARIABLE INVESTMENT SERIES)
    Invesco V. I. Large Cap Growth (Previously            (CONTINUED)
       known as AIM V. I. Large Cap Growth)                   Invesco V.I. Global Dividend Growth (Series I)
    Invesco V. I. Mid Cap Core Equity (Previously                (Previously known as Morgan Stanley Global
       known as AIM V. I. Mid Cap Core Equity)                   Dividend Growth)
    Invesco V. I. Money Market (Previously known as           Invesco V.I. High Yield Securities (Series I)
       AIM V.I Money Market)                                     (Previously known as Morgan Stanley High
    Invesco V. I. Technology (Previously known as                Yield)
       AIM V. I. Technology)                                  Invesco V.I. Income Builder (Series I) (Previously
    Invesco V. I. Utilities (Previously known as AIM             known as Morgan Stanley Income Builder)
       V. I. Utilities)                                       Invesco V.I. S&P 500 Index (Series I) (Previously
                                                                 known as Morgan Stanley S&P 500 Index)
INVESCO INVESTMENT SERVICES (SERIES II) (PREVIOUSLY
KNOWN AS AIM VARIABLE INSURANCE FUND (SERIES II))         INVESCO INVESTMENT SERVICES (SERIES II) (PREVIOUSLY
    Invesco V. I. Balanced II (Previously known as        KNOWN AS MORGAN STANLEY VARIABLE INVESTMENT
       AIM V. I. Basic Balanced II)                       SERIES (CLASS Y SHARES))
    Invesco V. I. Basic Value II (Previously known as         Invesco V.I. Dividend Growth (Series II)
       AIM V. I. Basic Value II)                                 (Previously known as Morgan Stanley
    Invesco V. I. Capital Appreciation II (Previously            Dividend Growth (Class Y Shares))
       known as AIM V. I. Capital Appreciation II)            Invesco V.I. Global Dividend Growth (Series II)
    Invesco V. I. Capital Development II (Previously             (Previously known as Morgan Stanley Global
       known as AIM V. I. Capital Development II)                Dividend Growth (Class Y Shares))
    Invesco V. I. Core Equity II (Previously known as         Invesco V.I. High Yield Securities (Series II)
       AIM V. I Core Equity II)                                  (Previously known as Morgan Stanley High
    Invesco V. I. Diversified Income II (Previously              Yield (Class Y Shares))
       known as AIM V. I. Diversified Income II)              Invesco V.I. Income Builder (Series II) (Previously
    Invesco V. I. Government Securities II (Previously           known as Morgan Stanley Income Builder
       known as AIM V. I. Government Securities II)              (Class Y Shares))
    Invesco V. I. High Yield II (Previously known as          Invesco V.I. S&P 500 Index (Series II) (Previously
       AIM V. I. High Yield II)                                  known as Morgan Stanley S&P 500 Index
    Invesco V. I. International Growth II (Previously            (Class Y Shares))
       known as AIM V. I. International Growth II)
    Invesco V. I. Large Cap Growth II (Previously         INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
       known as AIM V. I. Large Cap Growth II)            KNOWN AS VAN KAMPEN LIFE INVESTMENT TRUST)
    Invesco V. I. Mid Cap Core Equity II (Previously          Invesco Van Kampen V.I. Capital Growth
       known as AIM V. I. Mid Cap Core Equity II                 (Series I) (Previously known as LIT Capital
    Invesco V. I. Money Market II (Previously known              Growth Portfolio (Class I))
       as AIM V. I. Money Market II)                          Invesco Van Kampen V.I. Comstock (Series I)
    Invesco V. I. Technology II (Previously known as             (Previously known as LIT Comstock (Class I))
       AIM V. I. Technology)                                  Invesco Van Kampen V.I. Government (Series I)
    Invesco V. I. Utilities II (Previously known as AIM          (Previously known as LIT Government)
       V.I. Utilities II)
                                                          INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY        KNOWN AS VAN KAMPEN LIFE INVESTMENT TRUST
KNOWN AS MORGAN STANLEY VARIABLE INVESTMENT               (CLASS II))
SERIES)                                                       Invesco Van Kampen V.I.Capital Growth (Series
    Invesco V.I. Dividend Growth (Series I)                      II) (Previously known as LIT Capital Growth
       (Previously known as Morgan Stanley                       Portfolio (Class II))
       Dividend Growth)


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

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY       LEGG MASON VARIABLE INCOME TRUST
KNOWN AS VAN KAMPEN LIFE INVESTMENT TRUST                    Legg Mason ClearBridge Variable Fundamental
(CLASS II)) (CONTINUED)                                         All Cap Value Portfolio I (Previously known
    Invesco Van Kampen V.I. Comstock (Series II)                as Legg Mason Variable Fundamental Value
       (Previously known as LIT Comstock)                       Portfolio I)
    Invesco Van Kampen V.I. Growth and Income
       (Series II) (Previously known as LIT Growth       LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC
       and Income (Class II))                                Legg Mason ClearBridge Variable Large Cap
    Invesco Van Kampen V.I. Mid Cap Growth (Series              Value Portfolio I (Previously known as Legg
       II) (Previously known as LIT Mid Cap                     Mason Variable Investors Portfolio I)
       Growth (Class II))
                                                         LORD ABBETT SERIES FUND
INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY           Bond-Debenture
KNOWN AS THE UNIVERSAL INSTITUTIONAL FUNDS, INC.)            Fundamental Equity (Previously known as All
    Invesco Van Kampen V.I. Global Value Equity                 Value)
       (Previously known as Van Kampen UIF                   Growth and Income
       Global Value Equity)                                  Growth Opportunities
    Invesco Van Kampen V.I. High Yield (Series I)            Mid-Cap Value
       (Previously known as Van Kampen UIF High
       Yield)                                            MFS VARIABLE INSURANCE TRUST
    Invesco Van Kampen V.I. Mid Cap Value                    MFS Growth
       (Series I) (Previously known as Van Kampen            MFS High Income
       UIF Mid Cap Value)                                    MFS Investors Trust
    Invesco Van Kampen V.I. Value (Series I)                 MFS New Discovery
       (Previously known as Van Kampen UIF                   MFS Research
       Value)                                                MFS Research Bond
                                                             MFS Utilities
INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
KNOWN AS THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
(CLASS II))                                                  MFS Growth (Service Class)
    Invesco Van Kampen V.I. Equity and Income                MFS Investors Trust (Service Class)
       (Series II) (Previously known as Van Kampen           MFS New Discovery (Service Class)
       UIF Equity and Income (Class II))                     MFS Research (Service Class)
    Invesco Van Kampen V.I. International Growth             MFS Utilities (Service Class)
       Equity (Series II) (Previously known as Van
       Kampen UIF Int'l Growth Equity (Class II))        MORGAN STANLEY VARIABLE INVESTMENT SERIES
    Invesco Van Kampen V.I. Mid Cap Value                    Aggressive Equity
       (Series II) (Previously known as Van Kampen           Capital Opportunities
       UIF U.S. Mid Cap Value (Class II))                    European Equity
                                                             Global Advantage (For the period beginning
JANUS ASPEN SERIES                                              January 1, 2009 and ended April 24, 2009)
    Forty Portfolio                                          Income Plus
                                                             Limited Duration
JANUS ASPEN SERIES (SERVICE SHARES)                          Money Market
    Overseas (Service Shares) (Previously known as           Strategist
       International Growth (Service Shares) For the         Utilities
       period beginning January 1, 2009 and ended
       December 31, 2009)                                MORGAN STANLEY VARIABLE INVESTMENT SERIES
                                                         (CLASS Y SHARES)
LAZARD RETIREMENT SERIES, INC.                               Aggressive Equity (Class Y Shares)
   Emerging Markets Equity                                   Capital Opportunities (Class Y Shares)
                                                             European Equity (Class Y Shares)

                                      196

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MORGAN STANLEY VARIABLE INVESTMENT SERIES                 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
(CLASS Y SHARES) (CONTINUED)                                  PIMCO VIT RealReturn (Advisor Shares)
    Global Advantage (Class Y Shares) (For the period         PIMCO VIT Total Return (Advisor Shares)
       beginning January 1, 2009 and ended
       April 24, 2009)                                    PREMIER VARIABLE INSURANCE TRUST
    Income Plus (Class Y Shares)                              OpCap Balanced (For the period beginning
    Limited Duration (Class Y Shares)                            January 1, 2009 and ended April 24, 2009)
    Money Market (Class Y Shares)                             NACM Small Cap Portfolio Class I (For the period
    Strategist (Class Y Shares)                                  beginning January 1, 2009 and ended
    Utilities (Class Y Shares)                                   April 30, 2010)

NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST              PROFUNDS VP
    Mid Cap Growth*                                           ProFund VP Consumer Goods Portfolio*
    AMT Partners                                              ProFund VP Consumer Services Portfolio*
                                                              ProFund VP Financials
OPPENHEIMER VARIABLE ACCOUNT FUNDS                            ProFund VP Health Care
    Oppenheimer Balanced                                      ProFund VP Industrials*
    Oppenheimer Capital Appreciation                          ProFund VP Mid-Cap Growth*
    Oppenheimer Core Bond                                     ProFund VP Mid-Cap Value
    Oppenheimer Global Securities                             ProFund VP Real Estate*
    Oppenheimer Global Strategic Income (Previously           ProFund VP Small-Cap Growth*
       known as Oppenheimer Strategic Bond)                   ProFund VP Small-Cap Value*
    Oppenheimer High Income                                   ProFund VP Telecommunications
    Oppenheimer Main Street                                   ProFund VP Utilities
    Oppenheimer Main Street Small Cap                         ProFund VP Large-Cap Growth*
    Oppenheimer Small & Mid Cap Growth                        ProFund VP Large-Cap Value
       (Previously known as Oppenheimer Mid Cap
       Fund)                                              PUTNAM VARIABLE TRUST
                                                              VT American Government Income
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE                   VT Capital Appreciation (For the period beginning
SHARES ("SS"))                                                   January 1, 2009 and ended February 12, 2009)
    Oppenheimer Balanced (SS)                                    (On February 13, 2009, VT Capital
    Oppenheimer Capital Appreciation (SS)                        Appreciation merged into VT Investors)
    Oppenheimer Core Bond (SS)                                VT Capital Opportunities
   Oppenheimer Global Securities (SS)                         VT Discovery Growth (For the period beginning
    Oppenheimer Global Strategic Income (Previously              January 1, 2009 and ended February 12, 2009)
       known as Oppenheimer Strategic Bond (SS))                 (On February 13, 2009,
   Oppenheimer High Income (SS)                               VT Discovery Growth merged into VT New
   Oppenheimer Main Street (SS)                                  Opportunities)
   Oppenheimer Main Street Small Cap (SS)                     VT Diversified Income
    Oppenheimer Small & Midcap Growth (SS)                    VT Equity Income
       (Previously known as Oppenheimer Midcap                VT George Putnam Balanced Fund (Previously known
       Fund)                                                     as VT the George Putnam Fund of Boston)
                                                              VT Global Asset Allocation
PIMCO VARIABLE INSURANCE TRUST                                VT Global Equity
   Foreign Bond (US Dollar Hedged)                            VT Global Health Care
   Money Market                                               VT Global Utilities
   PIMCO Total Return                                         VT Growth and Income
   PIMCO VIT Commodity Real Return Strategy                   VT Growth Opportunities
    PIMCO VIT Emerging Markets Bond (Advisor)                 VT High Yield
       Shares)

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

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST (CONTINUED)                     RYDEX VARIABLE TRUST
    VT Income                                             Rydex VT Nasdaq 100 Strategy Fund*
    VT International Equity
    VT International Growth (Previously known as VT   THE UNIVERSAL INSTITUTIONAL FUNDS, INC
       International New Opportunities)                   Van Kampen UIF Capital Growth
    VT International Value (Previously known as VT        Van Kampen UIF Core Plus Fixed Income
       International Growth and Income Fund)              Van Kampen UIF Emerging Markets Equity
    VT Investors                                          Van Kampen UIF Global Tactical Asset Allocation
    VT Money Market                                          Portfolio (Previously known as UIF
    VT Multi-Cap Growth (Previously known as VT              International Magnum)
       New Opportunities)                                 Van Kampen UIF Mid-Cap Growth
    VT Multi-Cap Value (Previously known as VT            Van Kampen UIF U.S. Real Estate
       Mid Cap Value)
    VT New Value (For the period beginning            THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
       January 1, 2009 and ended February 12, 2009)       Van Kampen UIF Capital Growth (Class II)
       (On February 13, 2009, VT New Value                Van Kampen UIF Emerging Markets Debt
       merged into VT Equity Income)                         (Class II)
    VT OTC & Emerging Growth (For the period              Van Kampen UIF Emerging Markets Equity
       beginning January 1, 2009 and ended                   (Class II)
       February 12, 2009) (On February 13, 2009,          Van Kampen UIF Global Franchise (Class II)
       VT OTC & Emerging Growth merged into               Van Kampen UIF Mid Cap Growth (Class II)
       VT Vista)                                          Van Kampen UIF Small Company Growth
    VT Research                                              (Class II)
    VT Small Cap Value                                    Van Kampen UIF U.S. Real Estate (Class II)
    VT Vista*
    VT Voyager                                        VAN KAMPEN LIFE INVESTMENT TRUST
                                                          LIT Money Market (For the period beginning
RIDGEWORTH VARIABLE TRUST (FOR THE PERIOD                    January 1, 2009 and ended December 18,
BEGINNING JANUARY 1, 2009 AND ENDED APRIL 24, 2009)          2009)
    RidgeWorth Large Cap Core Equity
    RidgeWorth Large Cap Growth Stock                 VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
    RidgeWorth Large Cap Value Equity                     LIT Money Market (Class II) (For the period
    RidgeWorth Mid-Cap Core Equity Fund                      beginning January 1, 2009 and ended
    RidgeWorth Small Cap Value Equity                        December 18, 2009)

--------
*  Fund was available, but had no assets at December 31, 2010

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   FAIR VALUE OF FINANCIAL ASSETS--The Financial Accounting Standards Board guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2010 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   LEVEL 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   LEVEL 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2010 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  PURCHASES OF INVESTMENTS

   The cost of investments purchased during the period ended December 31, 2010 was as follows:

                                                           PURCHASES
                                                           ----------
              AST Academic Strategies Asset Allocation.... $1,204,139
              AST Advanced Strategies.....................    542,928
              AST Aggressive Asset Allocation.............      9,620
              AST AllianceBernstein Core Value............      6,797
              AST AllianceBernstein Growth & Income.......        245
              AST American Century Income & Growth........      2,974
              AST Balanced Asset Allocation...............  2,431,542
              AST Bond Portfolio 2018.....................    509,286
              AST Bond Portfolio 2019.....................    275,996
              AST Bond Portfolio 2020.....................  1,187,011
              AST Bond Portfolio 2021 (a).................    740,721
              AST Capital Growth Asset Allocation.........  1,635,159
              AST CLS Growth Asset Allocation.............    179,105
              AST CLS Moderate Asset Allocation...........    254,832
              AST Cohen & Steers Realty...................      4,435
              AST DeAm Large-Cap Value....................      1,230
              AST Federated Aggressive Growth.............      1,004
              AST First Trust Balanced Target.............  1,217,759
              AST First Trust Capital Appreciation Target.  8,097,813
              AST Global Real Estate......................      1,873
              AST Goldman Sachs Concentrated Growth.......      1,297
              AST Goldman Sachs Mid-Cap Growth............      3,353
              AST Goldman Sachs Small-Cap Value...........     15,104
              AST High Yield..............................     62,603
              AST Horizon Growth Asset Allocation.........     91,799
              AST Horizon Moderate Asset Allocation.......    135,125
              AST International Growth....................      2,615
              AST International Value.....................        616
              AST Investment Grade Bond...................  9,378,582
              AST JPMorgan International Equity...........     12,461
              AST Large-Cap Value.........................         80
              AST Lord Abbett Bond-Debenture..............      3,390

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
   AST Marsico Capital Growth................................................... $    3,669
   AST MFS Global Equity........................................................        185
   AST MFS Growth...............................................................         19
   AST Mid-Cap Value............................................................      6,525
   AST Money Market.............................................................    153,062
   AST Neuberger Berman / LSV Mid-Cap Value.....................................      1,893
   AST Neuberger Berman Mid-Cap Growth..........................................      1,467
   AST Neuberger Berman Small-Cap Growth........................................        619
   AST Niemann Capital Growth Asset Allocation..................................     59,403
   AST Parametric Emerging Markets Equity.......................................     26,568
   AST PIMCO Limited Maturity Bond..............................................      6,416
   AST PIMCO Total Return Bond..................................................     65,271
   AST Preservation Asset Allocation............................................  1,334,435
   AST QMA US Equity Alpha......................................................      2,102
   AST Schroders Multi-Asset World Strategies...................................    112,267
   AST Small-Cap Growth.........................................................        539
   AST Small-Cap Value..........................................................      1,088
   AST T. Rowe Price Asset Allocation...........................................  1,598,444
   AST T. Rowe Price Global Bond................................................      7,727
   AST T. Rowe Price Large-Cap Growth...........................................        575
   AST T. Rowe Price Natural Resources..........................................     15,092
   AST UBS Dynamic Alpha........................................................  1,088,420
   Franklin Templeton VIP Founding Funds Allocation.............................  1,124,531
   ProFund VP Financials........................................................        502
   ProFund VP Health Care.......................................................        502
   ProFund VP Large-Cap Value...................................................     49,595
   ProFund VP Mid-Cap Value.....................................................         12
   ProFund VP Telecommunications................................................        518
   ProFund VP Utilities.........................................................     17,717

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................    420,406
   AllianceBernstein VPS Growth & Income........................................    831,013
   AllianceBernstein VPS International Value....................................  2,672,124
   AllianceBernstein VPS Large Cap Growth.......................................    587,994
   AllianceBernstein VPS Small/Mid Cap Value....................................    811,542
   AllianceBernstein VPS Value..................................................    114,515

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.................................................        198
   American Century VP International (b)........................................      4,309

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................        141

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     12,676

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                              ----------
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income....................................................................... $    1,404
   VIF Money Market..........................................................................    260,720

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................    241,468
   DWS Capital Growth VIP A..................................................................    129,816
   DWS Global Opportunities VIP A............................................................    127,315
   DWS Growth and Income VIP A...............................................................     71,856
   DWS International VIP A...................................................................     11,607

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................     79,512
   DWS Money Market VIP A II.................................................................     45,291
   DWS Small Cap Growth VIP A II.............................................................     63,933

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.............................................................    444,138

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
   VIP Contrafund............................................................................    437,598
   VIP Equity-Income.........................................................................     49,585
   VIP Growth................................................................................    237,038
   VIP High Income...........................................................................    182,378
   VIP Index 500.............................................................................    360,870
   VIP Investment Grade Bond.................................................................    278,167
   VIP Overseas..............................................................................    243,482

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      1,005
   VIP Contrafund (Service Class 2)..........................................................  3,864,949
   VIP Equity-Income (Service Class 2).......................................................     23,424
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................  2,174,568
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................  1,130,910
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................    645,326
   VIP Freedom Income Portfolio (Service Class 2)............................................    830,931
   VIP Growth & Income (Service Class 2).....................................................    756,748
   VIP Growth (Service Class 2)..............................................................      7,038
   VIP Growth Stock (Service Class 2)........................................................  1,359,432

Investments in the Fidelity Variable Insurance
   VIP High Income (Service Class 2).........................................................    868,874
   VIP Index 500 (Service Class 2)...........................................................  1,411,522
   VIP Investment Grade Bond (Service Class 2)...............................................        110
   VIP Mid Cap (Service Class 2).............................................................  2,057,243
   VIP Money Market (Service Class 2)........................................................  8,188,620
   VIP Overseas (Service Class 2)............................................................      8,200

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                          PURCHASES
                                                                         -----------
Investments in the Franklin Templeton Variable Insurance
   Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.................................. $   280,105
   Franklin Growth and Income Securities................................   3,369,173
   Franklin High Income Securities......................................   3,380,630
   Franklin Income Securities...........................................  23,224,508
   Franklin Large Cap Growth Securities.................................   2,943,442
   Franklin Small Cap Value Securities..................................   1,978,503
   Franklin Small Mid-Cap Growth Securities.............................      48,705
   Franklin U.S. Government.............................................   6,805,041
   Mutual Global Discovery Securities...................................   3,365,209
   Mutual Shares Securities.............................................   5,483,928
   Templeton Developing Markets Securities..............................   2,829,178
   Templeton Foreign Securities.........................................   9,481,799
   Templeton Global Bond Securities.....................................     240,693
   Templeton Growth Securities..........................................      74,761

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic Growth (c).............................................          70
   VIT Large Cap Value (d)..............................................     356,150
   VIT Mid Cap Value....................................................     178,008
   VIT Strategic International Equity...................................          38
   VIT Structured Small Cap Equity Fund.................................     223,229
   VIT Structured U.S. Equity Fund......................................     480,602

Investments in the Invesco Investment Service Sub-Accounts:
   Invesco V.I. Balanced (e)............................................     911,571
   Invesco V.I. Basic Value (f).........................................     502,321
   Invesco V.I. Capital Appreciation (g)................................   1,258,671
   Invesco V. I. Capital Development (h)................................     416,263
   Invesco V. I. Core Equity (i)........................................   2,099,708
   Invesco V.I. Diversified Income (j)..................................   1,189,747
   Invesco V.I. Dividend Growth (k).....................................   3,607,433
   Invesco V.I. Global Dividend Growth (l)..............................   1,146,953
   Invesco V.I. Government Securities (m)...............................   2,119,891

--------
(c)Previously known as VIT Growth and Income
(d)Previously known as VIT Capital Growth
(e)Previously known as AIM V. I. Basic Balanced
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development
(i)Previously known as AIM V. I. Core Equity
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                         PURCHASES
                                                                         ----------
Investments in the Invesco Investment Service Sub-Accounts (continued):
   Invesco V.I. High Yield (n).......................................... $1,102,646
   Invesco V.I. High Yield Securities (o)...............................  1,965,920
   Invesco V.I. Income Builder (p)......................................  1,071,447
   Invesco V.I. International Growth (q)................................  1,359,926
   Invesco V.I .Large Cap Growth (r)....................................    394,250
   Invesco V.I. Mid Cap Core Equity (s).................................  1,498,121
   Invesco V.I. Money Market (t)........................................  3,131,557
   Invesco V.I. S&P 500 Index (u).......................................  1,713,095
   Invesco V.I. Technology Fund (v).....................................    162,842
   Invesco V.I. Utilities (w)...........................................    526,539
   Invesco Van Kampen V.I. Capital Growth (x)...........................    667,380

Investments in the Invesco Investment Service Sub-Accounts:
   Invesco Van Kampen V.I. Comstock (y).................................    582,185
   Invesco Van Kampen V.I. Government (z)...............................     39,055
   Invesco Van Kampen V.I. Global Value Equity (aa).....................      1,912
   Invesco Van Kampen V.I. High Yield (ab)..............................        603
   Invesco Van Kampen V.I. Mid Cap Value (ac)...........................  1,295,573
   Invesco Van Kampen V.I. Value (ad)...................................      6,493

Investments in the Invesco Investment Service Series II Sub-Accounts:
   Invesco V.I. Balanced II (ae)........................................      9,638
   Invesco V.I. Basic Value II (af).....................................    465,115
   Invesco V.I. Capital Appreciation II (ag)............................     42,450
   Invesco V.I. Capital Development II (ah).............................        154

--------
(n)Previously known as AIM V. I. High Yield
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(t)Previously known as AIM V. I. Money Market
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities
(x)Previously known as LIT Capital Growth
(y)Previously known as LIT Comstock
(z)Previously known as LIT Government
(aa)Previously known as Van Kampen UIF Global Value Equity
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES
                                                                                   ----------
Investments in the Invesco Investment Service Series II Sub-Accounts (continued):
   Invesco V.I. Core Equity II (ai)............................................... $   46,252
   Invesco V.I. Diversified Income II (aj)........................................     12,970
   Invesco V.I. Dividend Growth II (ak)...........................................  1,322,829
   Invesco V.I. Global Dividend Growth II (al)....................................    868,581
   Invesco V.I. Government Securities II (am).....................................     37,540
   Invesco V.I. High Yield II (an)................................................     84,113
   Invesco V.I. High Yield Securities II (ao).....................................  2,150,434
   Invesco V.I. International Growth II (aq)......................................     14,848
   Invesco V.I. Income Builder II (ap)............................................    990,381
   Invesco V.I. Large Cap Growth II (ar)..........................................      4,239
   Invesco V.I. Mid Cap Core Equity II (as).......................................    141,249
   Invesco V.I. Money Market II (at)..............................................     38,460
   Invesco V.I. S&P 500 Index II (au).............................................  3,152,644
   Invesco V.I. Technology II (av)................................................         96
   Invesco V.I. Utilities II (aw).................................................     19,065
   Invesco Van Kampen V.I. Capital Growth--Series II (ax).........................    895,507
   Invesco Van Kampen V.I. Comstock--Series II (ay)...............................  2,252,938
   Invesco Van Kampen V.I. Equity and Income--Series II (az)......................  2,331,570
   Invesco Van Kampen V.I. Growth and Income--Series II (ba)......................  2,716,725
   Invesco Van Kampen V.I. International Growth Equity--Series II (bb)............    412,370
   Invesco Van Kampen V.I. Mid Cap Growth--Series II (bc).........................  1,444,171
   Invesco Van Kampen V.I. Mid Cap Value--Series II (bd)..........................  1,658,855

--------
(ai)Previously known as AIM V. I. Core Equity II
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)
(am)Previously known as AIM V. I. Government Securities II
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known asAIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II
(as)Previously known as AIM V. I. Mid Cap Core Equity II
(at)Previously known as AIM V. I. Money Market II
(au)Previously known as S&P 500 Index (Class Y Shares)
(av)Previously known as AIM V. I. Technology II
(aw)Previously known as AIM V. I. Utilities II
(ax)Previously known as LIT Capital Growth (Class II)
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio.......................................................................... $      148

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity..................................................................          6

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I (be)...............         69

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I (bf).........................        113

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Fundamental Equity Portfolio (bg)........................................................    630,260
   Bond-Debenture...........................................................................  6,202,663
   Growth and Income........................................................................    649,856
   Growth Opportunities.....................................................................  1,424,760
   Mid-Cap Value............................................................................    901,860

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................      3,634
   MFS High Income..........................................................................     48,616
   MFS Investors Trust......................................................................     84,357
   MFS New Discovery........................................................................     79,579
   MFS Research.............................................................................     16,219
   MFS Research Bond........................................................................    178,436
   MFS Utilities............................................................................     12,571

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................         99
   MFS Investors Trust (Service Class)......................................................      2,387
   MFS New Discovery (Service Class)........................................................      6,008
   MFS Research (Service Class).............................................................      2,149
   MFS Utilities (Service Class)............................................................     40,959

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................    379,768
   Capital Opportunities....................................................................    738,625
   European Equity..........................................................................  1,446,818
   Income Plus..............................................................................  7,722,738
   Limited Duration.........................................................................  1,692,768
   Money Market.............................................................................  7,622,735
   Strategist...............................................................................  3,767,862
   Utilities................................................................................  6,804,457

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................    854,048
   Capital Opportunities (Class Y Shares)...................................................    816,812

--------
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I
(bf)Previously known as Legg Mason ClearBridge Variable Investors
    Portfolio-Class I
(bg)Previously known as All Value

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                            -----------
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
  (continued):
   European Equity (Class Y Shares)........................................................ $   722,212
   Income Plus (Class Y Shares)............................................................  13,546,503
   Limited Duration (Class Y Shares).......................................................   6,039,811
   Money Market (Class Y Shares)...........................................................  15,942,370
   Strategist (Class Y Shares).............................................................   2,649,591
   Utilities (Class Y Shares)..............................................................   2,103,564

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners............................................................................         209

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced....................................................................     264,903
   Oppenheimer Capital Appreciation........................................................     100,670
   Oppenheimer Core Bond...................................................................      85,011
   Oppenheimer Global Securities...........................................................     127,178
   Oppenheimer High Income.................................................................      34,405
   Oppenheimer Main Street.................................................................      46,865
   Oppenheimer Main Street Small Cap.......................................................     101,648
   Oppenheimer Small- & Mid-Cap Growth (bh)................................................       3,588
   Oppenheimer Global Strategic Income (bi)................................................     353,454

Investments in the Oppenheimer Variable Account Funds
   (Service Shares ("SS")) Sub-Accounts:...................................................
   Oppenheimer Balanced (SS)...............................................................   1,015,550
   Oppenheimer Capital Appreciation (SS)...................................................   1,484,877
   Oppenheimer Core Bond (SS)..............................................................   6,266,297
   Oppenheimer Global Securities (SS)......................................................   1,150,065
   Oppenheimer High Income (SS)............................................................   1,474,000
   Oppenheimer Main Street (SS)............................................................   2,611,586
   Oppenheimer Main Street Small Cap (SS)..................................................     706,223
   Oppenheimer Small- & Mid-Cap Growth (SS) (bj)...........................................     178,355
   Oppenheimer Global Strategic Income (SS) (bk)...........................................  11,704,476

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged).........................................................         101
   Money Market............................................................................         106
   PIMCO Total Return......................................................................         190
   PIMCO VIT Commodity RealReturn Strategy.................................................   2,050,995
   PIMCO VIT Emerging Markets Bond (Advisor Shares)........................................   1,606,669
   PIMCO VIT Real Return (Advisor Shares)..................................................   1,511,991
   PIMCO VIT Total Return (Advisor Shares).................................................   6,714,425

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income...........................................................   5,407,577
   VT Capital Opportunities................................................................   1,252,795

--------
(bh)Previously known as Oppenheimer MidCap Fund
(bi)Previously known as Oppenheimer Strategic Bond
(bj)Previously known as Oppenheimer MidCap Fund (SS)
(bk)Previously known as Oppenheimer Strategic Bond (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Diversified Income............................................................ $  7,920,369
   VT Equity Income.................................................................    4,910,896
   VT George Putnam Balanced (bl)...................................................    5,815,679
   VT Global Asset Allocation.......................................................    5,901,937
   VT Global Equity.................................................................      680,857
   VT Global Health Care............................................................    1,736,699
   VT Global Utilities..............................................................    1,287,835
   VT Growth and Income.............................................................    4,679,387
   VT Growth Opportunities..........................................................      371,417
   VT High Yield....................................................................    9,523,454
   VT Income........................................................................   24,728,444
   VT International Equity..........................................................    8,197,471
   VT International Growth (bm).....................................................    1,307,283
   VT International Value (bn)......................................................    1,161,960
   VT Investors.....................................................................    1,319,247
   VT Money Market..................................................................   47,731,075
   VT Multi-Cap Growth (bo).........................................................   46,491,545
   VT Multi-Cap Value (bp)..........................................................    1,509,146
   VT Research......................................................................      673,044
   VT Small Cap Value...............................................................    1,349,872
   VT Vista (bq) (br)...............................................................      333,576
   VT Voyager.......................................................................    8,770,747

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth....................................................      746,491
   Van Kampen UIF Core Plus Fixed Income............................................      120,407
   Van Kampen UIF Emerging Markets Equity...........................................    4,407,961
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (bs)...................      940,449
   Van Kampen UIF Mid Cap Growth....................................................    1,191,317
   Van Kampen UIF U.S. Real Estate..................................................    2,199,291

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II).........................................      152,930
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    3,389,261
   Van Kampen UIF Emerging Markets Equity (Class II)................................    2,119,244
   Van Kampen UIF Global Franchise (Class II).......................................    2,029,556
   Van Kampen UIF Mid Cap Growth (Class II).........................................    1,575,590
   Van Kampen UIF Small Company Growth (Class II)...................................      406,120
   Van Kampen UIF U.S. Real Estate (Class II).......................................    2,923,094
                                                                                     ------------
                                                                                     $518,363,012
                                                                                     ============

--------
(bl)Previously known as VT The George Putnam Fund of Boston
(bm)Previously known as VT International New Opportunities
(bn)Previously known as VT International Growth and Income
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(bq)On September 24, 2010 VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010
(bs)Previously known as Van Kampen UIF International Magnum

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2010.................   819   $ 9.13 -  9.59    $ 7,705        0.88%       1.15 - 2.60%      9.12 -  10.69%
   2009.................   831     8.37 -  8.66      7,097        2.23        1.15 - 2.60      21.20 -  22.94
   2008.................   867     6.91 -  7.05      6,065        2.29        1.15 - 2.60     -33.56 - -32.61
   2007 (ch)............   348    10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2010.................   251     9.74 - 10.23      2,523        1.05        1.15 - 2.60      10.82 -  12.41
   2009.................   257     8.79 -  9.10      2,313        2.97        1.15 - 2.60      23.00 -  24.76
   2008.................   189     7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (ch)............   118    10.00 -    11      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2010.................    14     8.37 -  8.42        114        0.45        1.50 - 1.65      12.77 -  12.94
   2009.................    14     7.43 -  7.45        107        1.38        1.50 - 1.65      26.34 -  26.53
   2008.................    15     5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (ch)............     5    10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2010.................     6     7.27 -  7.48         46        1.31        1.15 - 2.00      11.02 -  11.96
   2009.................     8     6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008.................     4     5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ch)............     1     9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2010.................     2     7.80 -  7.89         17        1.52        1.15 - 1.50      11.22 -  11.60
   2009.................     2     7.01 -  7.07         15        1.93        1.15 - 1.50      17.43 -  17.83
   2008.................     5     5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (ch)............     5    10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2010.................   < 1     8.00 -  8.00          3        1.09        1.50 - 1.50      12.16 -  12.16
   2009.................     1     7.14 -  7.14          8        2.64        1.50 - 1.50      16.03 -  16.03
   2008.................     2     6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (ch)............   < 1     9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2010................. 1,013     9.49 -  9.99     10,009        0.78        1.15 - 2.65       9.41 -  11.04
   2009.................   971     8.68 -  8.99      8,667        1.45        1.15 - 2.65      20.11 -  21.89
   2008.................   616     7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (ch)............    64    10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- -------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST Bond Portfolio 2018
   2010.................   83    $12.20 - 12.36     $1,029       0.99%        1.50 - 2.00%      9.00 -   9.54
   2009.................   98     11.19 - 11.28      1,105       0.29         1.50 - 2.00      -7.89 -  -7.44
   2008.................   86     12.15 - 12.19      1,051       0.00         1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2010.................   37     12.06 - 12.22        454       0.72         1.50 - 2.00       9.17 -   9.71
   2009.................   33     11.05 - 11.14        366       0.52         1.50 - 2.00      -9.51 -  -9.07
   2008.................    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2020
   2010.................   62      9.62 -  9.72        601       0.00         1.50 - 2.00       9.65 -  10.19
   2009.................    0      8.82 -  8.82          2       0.00         1.50 - 1.50     -11.82 - -11.82
   2008.................    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2021
   2010 (a).............   27     10.95 - 11.04        301       0.00         1.50 - 2.35       9.52 -  10.44

   AST Capital Growth Asset Allocation
   2010.................  708      8.87 -  9.33      6,496       1.03         1.15 - 2.65      10.45 -  12.08
   2009 (bt)............  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008.................  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ch)............  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2010.................   33      9.43 -  9.53        317       0.39         1.15 - 1.55      12.60 -  13.04
   2009.................   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008.................    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

   AST CLS Moderate Asset Allocation
   2010.................  185      9.57 -  9.95      1,823       0.54         1.15 - 2.65       9.03 -  10.64
   2009.................  185      8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008.................  102      7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2010.................    4      9.72 - 10.00         41       1.78         1.15 - 2.00      26.17 -  27.23
   2009.................    4      7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008.................    4      5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ch)............    1      9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010
(bt)For the period beginning January 2, 2009 and ended December 31, 2009
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced
  Series Trust
  Sub-Accounts
  (continued):
   AST DeAm Large-Cap Value
   2010............     2   $ 7.79 -  7.92   $      17      1.47%        1.15 - 1.65%     10.61 -  11.16%
   2009............     2     7.04 -  7.13          17      0.89         1.15 - 1.65      16.34 -  16.91
   2008 (ci).......     2     6.05 -  6.10          13      6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (ch).......   < 1     9.77 -  9.84           1      0.00         1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008............    --       N/A -  N/A          --      0.00                  --         N/A -   N/A
   2007 (ch).......   < 1     8.80 -  8.86         < 1      0.00         1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth
   2010............     1     9.56 -  9.73          13      0.05         1.15 - 1.65      30.39 -  31.04
   2009............     1     7.33 -  7.42          11      0.24         1.15 - 1.65      30.50 -  31.15
   2008............     2     5.62 -  5.66          12      0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (ch).......   < 1    10.17 - 10.24           1      0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2010............   345     8.92 -  9.37       3,181      1.45         1.15 - 2.60      11.46 -  13.06
   2009............   327     8.01 -  8.29       2,680      3.70         1.15 - 2.60      20.71 -  22.44
   2008............   275     6.63 -  6.77       1,845      3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (ch).......   238    10.39 - 10.46    2,479.12      0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2010............ 1,669     8.66 -  9.10      14,890      1.99         1.15 - 2.60      16.00 -  17.66
   2009............ 1,369     7.47 -  7.73      10,439      2.21         1.15 - 2.60      22.78 -  24.54
   2008............ 1,075     6.08 -  6.21       6,607      2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (ch).......   441    10.52 - 10.60       4,653      0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus
   2009 (bu).......    --      N/A -   N/A          --      6.00         1.00 - 2.95      11.11 -  17.15
   2008............     2     7.46 -  7.49          13      0.00         1.15 - 2.00     -25.36 - -25.09

   AST Global Real Estate
   2010............   < 1     9.61 -  9.73           3      1.12         1.15 - 1.65      18.25 -  18.83
   2009............   < 1     8.18 -  8.18           2      3.99         1.15 - 1.15      33.56 -  33.56
   2008 (cj).......   < 1     6.13 -  6.13         < 1      0.00         1.15 - 1.15     -39.78 - -39.78

--------
(bu)For the period beginning January 1, 2009 and ended November 13, 2009
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(ci)For the period beginning January 1, 2008 and ended July 18, 2008
(cj)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST Goldman Sachs Concentrated Growth
   2010.................    5    $ 9.81 -  9.92      $ 51        0.08%        1.15 - 1.50%      8.66 -   9.03%
   2009.................    5      9.02 -  9.10        45        0.00         1.15 - 1.50      47.19 -  47.70
   2008.................    5      6.13 -  6.16        30        0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (ch)............  < 1     10.37 - 10.44        10        0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2010.................    4     10.93 - 11.25        50        0.00         1.15 - 2.00      17.47 -  18.46
   2009.................    6      9.31 -  9.50        57        0.00         1.15 - 2.00      54.01 -  55.31
   2008.................    6      6.09 -  6.12        38        0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (ch)............  < 1     10.38 - 10.46         2        0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2010.................   <1     11.89 - 12.03         5        2.09         1.15 - 1.65      24.71 -  25.32
   2009.................   <1      9.60 -  9.60         3        1.27         1.15 - 1.15      25.40 -  25.40
   2008.................  < 1      7.66 -  7.66         2        0.00         1.15 - 1.15     -23.68 - -23.68

   AST High Yield
   2010.................    8     11.52 - 11.68        87        1.84         1.15 - 1.55      11.77 -  12.21
   2009.................    3     10.31 - 10.41        35        6.83         1.15 - 1.55      33.48 -  34.01
   2008.................    5      7.72 -  7.77        39        9.59         1.15 - 1.55     -26.68 - -26.39
   2007 (ch)............  < 1     10.48 - 10.56         2        0.00         1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2010.................   14      9.85 - 10.10       138        0.38         1.15 - 2.10      11.47 -  12.52
   2009.................   16      8.83 -  8.97       139        0.35         1.15 - 2.10      24.06 -  25.22
   2008.................   15      7.12 -  7.16       106        0.05         1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2010.................   55     10.06 - 10.28       557        0.42         1.15 - 2.00       9.41 -  10.33
   2009.................   53      9.19 -  9.32       492        0.25         1.15 - 2.00      20.96 -  21.98
   2008.................   37      7.60 -  7.64       279        0.02         1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2010.................    7      8.13 -  8.27        55        0.30         1.15 - 1.65      12.64 -  13.19
   2009.................   10      7.21 -  7.30        75        1.84         1.15 - 1.65      33.09 -  33.75
   2008.................   12      5.39 -  5.46        63        1.83         1.15 - 2.00     -51.21 - -50.80
   2007 (ch)............    2     11.03 - 11.10        24        0.62         1.00 - 2.65      10.26 -  11.03

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST International Value
   2010.................     9   $ 8.00 -  8.23    $    77        0.77%       1.15 - 2.00%      8.90 -   9.82%
   2009.................    11     7.35 -  7.50         84        2.22        1.15 - 2.00      27.94 -  29.01
   2008.................    12     5.74 -  5.81         71        5.61        1.15 - 2.00     -45.10 - -44.64
   2007 (ch)............     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2010.................   157    12.75 - 13.05      2,030        5.54        1.15 - 2.05       8.58 -   9.55
   2009.................   439    11.74 - 11.91      5,204        1.71        1.15 - 2.05       9.07 -  10.04
   2008 (ck)............ 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2010.................     6     8.31 -  8.55         50        1.26        1.15 - 2.00       5.07 -   5.95
   2009.................     7     7.91 -  8.07         55        2.70        1.15 - 2.00      33.21 -  34.33
   2008.................     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (ch)............     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2010.................     0     7.32 -  7.32          1        1.97        1.15 - 1.15      11.87 -  11.87
   2009.................     1     6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008.................     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ch)............     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 - - 4.11

   AST Lord Abbett Bond-Debenture
   2010.................     4    11.66 - 11.80         51        6.21        1.15 - 1.50      11.74 -  12.12
   2009.................     6    10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008.................     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ch)............   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2010.................     8     8.92 -  9.18         77        0.63        1.15 - 2.00      17.40 -  18.39
   2009.................    10     7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008.................     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ch)............     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2010.................     4     9.71 -  9.83         41        0.44        1.15 - 1.50      10.39 -  10.77
   2009.................     5     8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008.................    12     6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ch)............     1    10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(ck)For the period beginning January 28, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST MFS Growth
   2010.................    2    $ 9.31 -  9.31     $   16       0.12%        1.15 - 1.15%     11.50 -  11.50%
   2009.................    2      8.35 -  8.35         16       0.21         1.15 - 1.15      22.89 -  22.89
   2008.................    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2010.................    4      9.75 - 10.03         39       0.67         1.15 - 2.00      21.18 -  22.20
   2009.................    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008.................    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ch)............  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65     - 2.89 -  -2.21

   AST Money Market
   2010.................   77      9.77 - 10.08        773       0.02         1.15 - 2.10     - 2.03 -  -1.11
   2009.................  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00     - 1.72 -  -0.90
   2008.................   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ch)............    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman / LSV Mid-Cap Value
   2010.................    4      9.57 -  9.73         38       1.14         1.15 - 1.65      21.43 -  22.03
   2009.................    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008.................    5      5.70 -  5.74         27       4.06         1.15 - 1.65    - 43.20 - -42.92
   2007 (ch)............  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65     - 0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2010.................    3      9.49 -  9.65         33       0.00         1.15 - 1.65      26.59 -  27.21
   2009.................    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008.................    4      5.87 -  5.91         24       0.00         1.15 - 1.65    - 44.11 - -43.83
   2007 (ch)............  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2010.................    1      9.11 -  9.22          8       0.00         1.15 - 1.50      18.49 -  18.90
   2009.................    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008.................    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ch)............  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2010.................   23      9.74 - 10.11        234       0.35         1.15 - 2.60      10.45 -  12.03
   2009.................   24      8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008.................   17      7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST Parametric Emerging Markets Equity
   2010.................    3    $10.93 - 11.12     $   37        0.47%       1.15 - 1.85%     20.05 -  20.88%
   2009.................    3      9.15 -  9.20         28        1.00        1.15 - 1.50      64.05 -  64.62
   2008 (cj)............    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2010.................   10     11.41 - 11.60        114        2.35        1.15 - 1.65       2.21 -   2.72
   2009.................   14     11.16 - 11.29        160        4.81        1.15 - 1.65       8.44 -   8.97
   2008.................   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2010.................   33     12.24 - 12.60        408        1.58        1.15 - 2.00       5.60 -   6.49
   2009.................   35     11.59 - 11.83        412        2.67        1.15 - 2.00      14.24 -  15.20
   2008.................   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ch)............    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2010.................  779     10.34 - 10.86      8,337        1.37        1.15 - 2.60       7.77 -   9.31
   2009.................  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008.................  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ch)............   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2010.................    4      7.95 -  8.11         29        0.61        1.15 - 1.75      13.07 -  13.74
   2009.................    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008.................   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ch)............    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2010.................   82      9.56 - 10.03        813        0.66        1.15 - 2.60       8.98 -  10.54
   2009.................   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008.................   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ch)............   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2010.................   <1     11.22 - 11.35          3        0.21        1.15 - 1.50      34.40 -  34.86
   2009.................   <1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008.................  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2010.................    3     10.01 - 10.30         34        0.42        1.15 - 2.00      23.52 -  24.56
   2009.................    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008.................    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ch)............    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(cj)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST T. Rowe Price Asset Allocation
   2010.................  595    $ 9.65 - 10.13     $5,927       0.97%        1.15 - 2.60%      8.71 -  10.27%
   2009.................  572      8.88 -  9.19      5,192       2.23         1.15 - 2.60      20.99 -  22.73
   2008.................  451      7.34 -  7.49      3,353       3.39         1.15 - 2.60     -27.82 - -26.79
   2007 (ch)............  276     10.16 - 10.23      2,811       1.66         1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2010.................    8     11.69 - 11.89         95       2.79         1.15 - 1.65       4.03 -   4.54
   2009.................   10     11.23 - 11.37        113       6.65         1.15 - 1.65      10.29 -  10.84
   2008.................    6     10.19 - 10.26         60       7.72         1.15 - 1.65      -4.02 - - 3.54
   2007 (ch)............    1     10.57 - 10.64          6       0.00         1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2010.................    3     10.18 - 10.30         33       0.00         1.15 - 1.50      14.10 -  14.49
   2009.................    4      8.92 -  9.00         39       0.00         1.15 - 1.50      51.10 -  51.62
   2008.................    4      5.91 -  5.93         22       0.43         1.15 - 1.50     -41.45 - -41.24
   2007 (ch)............    2     10.04 - 10.11         19       0.14         1.00 - 2.65       0.37 -   1.07

   AST T. Rowe Price Natural Resources
   2010.................   12      9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
   2009.................   15      8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65
   2008.................   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ch)............    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2010.................  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60       4.60 -   6.10
   2009.................  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63
   2008.................  269      7.75 -  7.91      2,115       0.40         1.15 - 2.60     -19.70 - -18.55
   2007 (ch)............  144      9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 -  -2.78

   AST Western Asset Core Plus Bond
   2009 (bv)............   --     10.36 - 10.70         --       0.00         1.00 - 2.95       6.98 -  10.52

   Franklin Templeton VIP Founding Funds Allocation
   2010.................  353      9.06 -  9.34      3,274       2.07         1.15 - 2.30       7.76 -   8.99
   2009.................  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (ck)............  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

--------
(bv)For the period beginning January 7, 2009 and ended December 31, 2009
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(ck)For the period beginning May 1, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   ProFund VP Financials
   2010.................   < 1    $6.54 -  6.54    $     1       0.00%        1.50 - 1.50%     -34.64 -  9.29%
   2009 (bw)............    --     6.03 - 12.81         --       0.00         1.00 - 2.90       13.87 - 28.14

   ProFund VP Health Care
   2010.................   < 1     9.96 -  9.96          0       0.00         1.50 - 1.50        1.32 -  1.32
   2009 (bw)............     0     9.83 -  9.83          0       0.00         1.50 - 1.50       17.79 - 17.79

   ProFund VP Large-Cap Value
   2009 (bx)............    28     7.32 -  7.32        208       2.30         2.10 - 2.10       17.01 - 17.01

   ProFund VP Mid-Cap Value
   2010.................   < 1     9.90 -  9.90          4       0.30         1.50 - 1.50       18.67 - 18.67
   2009 (bw)............   < 1     8.34 -  8.34          4       1.97         1.50 - 1.50       28.94 - 28.94

   ProFund VP Telecommunications
   2010.................   < 1     8.77 -  8.77          1       5.13         1.50 - 1.50       13.97 - 13.97
   2009 (bw)............     0     7.69 -  7.69          0       9.52         1.50 - 1.50        5.73 -  5.73

   ProFund VP Utilities
   2010.................     5     8.23 -  8.23         44       3.05         1.50 - 1.50        4.38 -  4.38
   2009 (by)............     4     7.88 -  7.88         29       6.68         1.50 - 1.50        9.10 -  9.10

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2010................. 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59      11.82 -  13.99
   2009................. 3,442     6.43 - 11.47     28,380       0.00         0.70 - 2.59      29.43 -  31.94
   2008................. 3,866     4.87 -  8.86     24,187       0.00         0.70 - 2.59     -44.09 - -43.00
   2007................. 5,068     8.55 - 15.84     55,665       0.00         0.70 - 2.59       9.73 -  11.87
   2006................. 6,256     7.64 - 14.44     59,865       0.00         0.70 - 2.59      -3.79 -  -1.93

--------
(bw)For the period beginning February 27, 2009 and ended December 31, 2009
(bx)For the period beginning July 10, 2009 and ended December 31, 2009
(by)For the period beginning March 06, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Growth & Income
   2010..............  6,809  $11.67 - 12.94    $ 73,511      0.00%        0.70 - 2.59%      9.88 -  12.01%
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17

   AllianceBernstein VPS International Value
   2010..............  2,052    9.66 - 10.42      20,934      2.49         1.29 - 2.59       1.60 -   2.95
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38

   AllianceBernstein VPS Large Cap Growth
   2010..............  2,884    7.28 - 12.09      20,929      0.26         0.70 - 2.59       6.99 -   9.07
   2009..............  3,398    6.68 - 11.30      22,723      0.00         0.70 - 2.59      33.56 -  36.15
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33

   AllianceBernstein VPS Small/Mid Cap Value
   2010..............  1,263   19.22 - 21.28      26,112      0.27         1.29 - 2.59      23.31 -  24.96
   2009..............  1,511   15.59 - 17.03      25,089      0.79         1.29 - 2.59      38.96 -  40.82
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73

   AllianceBernstein VPS Utility Income
   2009 (bz).........     --      N/A -  N/A          --      5.56         1.29 - 2.59       7.29 -   8.34
   2008..............    424    9.59 - 10.06       4,191      2.95         1.29 - 2.59     -38.40 - -37.57
   2007..............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 -  20.46
   2006..............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 -  33.83

--------
(bz) For the period beginning January 1, 2009 and ended September 25, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Value
   2010................  231    $ 8.63 -  9.30     $2,098       1.78%        1.29 - 2.59%      8.54 -   9.98%
   2009................  272      7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008................  274      6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2010................    1     15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
   2009................    1     14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15

   American Century VP International
   2010 (b)............  < 1     15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2010................    2      8.39 - 10.21         18       0.65         1.15 - 1.60      12.98 -  13.50
   2009................    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2010................   42    $ 9.76 - 11.65     $  472       1.80%        1.15 - 1.85%     12.72 -  13.53%
   2009................   53      8.66 - 10.26        527       1.91         1.15 - 1.85      24.00 -  24.89
   2008................   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007................  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006................  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2010................   11     10.53 - 11.81        126       1.13         1.15 - 2.00      16.24 -  17.25
   2009................   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008................   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007................   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006................   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21

   VIF Money Market
   2010................   65     10.16 - 12.04        703       0.01         1.15 - 1.85      -1.84 -  -1.13
   2009................   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -  -1.02
   2008................  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007................   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006................   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40

Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2010................   38     13.72 - 13.88        526       4.42         0.70 - 0.80       5.94 -   6.04
   2009................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006................   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98

   DWS Capital Growth VIP A
   2010................   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80      15.77 -  15.89
   2009................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series I
  Sub-Accounts
  (continued):
   DWS Global Opportunities VIP A
   2010................   42    $25.49 - 25.81     $1,091       0.43%        0.70 - 0.80%     25.63 -  25.75%
   2009................   54     20.29 - 20.52      1,100       1.61         0.70 - 0.80      47.02 -  47.17
   2008................   54     13.80 - 13.94        755       0.29         0.70 - 0.80    - 50.37 - -50.32
   2007................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23

   DWS Growth and Income VIP A
   2010................   40     10.43 - 10.56        419       1.66         0.70 - 0.80      13.48 -  13.60
   2009................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83

   DWS International VIP A
   2010................   34     11.28 - 11.42        385       2.31         0.70 - 0.80       0.81 -   0.91
   2009................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03

Investments in the
  DWS Variable
  Series II Sub-Accounts:
   DWS Balanced VIP A II
   2010................  122     11.78 - 11.85      1,442       3.00         0.70 - 0.80      10.34 -  10.45
   2009................  149     10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47

   DWS Money Market VIP A II
   2010................   34     10.54 - 10.59        355       0.01         0.70 - 0.80      -0.79 -  -0.69
   2009................   56     10.62 - 10.66        596       0.45         0.70 - 0.80      -0.47 -  -0.37
   2008................   87     10.67 - 10.70        935       2.62         0.70 - 0.80       1.83 -   1.93
   2007................   98     10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27
   2006................  101     10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -   0.66

   DWS Small Cap Growth VIP A II
   2010................   32     11.45 - 11.51        368       0.00         0.70 - 0.80      28.41 -  28.53
   2009................   39      8.91 -  8.96        347       0.00         0.70 - 0.80      39.48 -  39.62
   2008................   39      6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007................   36     12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006 (cl)...........   47     12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53

--------
(cl)For the period beginning November 3, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Federated Insurance Series
  Sub-Account:
   Federated Prime Money Fund II
   2010...............   917   $10.16 - 11.64    $11,242       0.00%        1.15 - 1.85%     -1.85 -  -1.14%
   2009............... 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85      -1.41 -  -0.70
   2008...............   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007...............   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58
   2006...............   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -   3.33

Investments in the
  Fidelity Variable Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2010...............   417    14.86 - 19.54      6,552       1.11         1.15 - 1.65      15.30 -  15.88
   2009...............   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008...............   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007...............   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006...............   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44

   VIP Equity-Income
   2010...............    86    11.26 - 13.42      1,087       1.64         1.15 - 1.65      13.27 -  13.83
   2009...............   109     9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008...............   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007...............   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006...............   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82

   VIP Growth
   2010...............   384     8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
   2009...............   460     7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008...............   540     5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007...............   643    10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51
   2006...............   827     8.78 - 11.17      7,662       0.42         1.15 - 1.65       5.11 -   5.63

   VIP High Income
   2010...............    98    12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
   2009...............   115    11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31
   2008...............   156     8.16 -  8.75      1,263       7.45         1.15 - 1.65     -26.21 - -25.84
   2007...............   233    11.06 - 11.80      2,567       7.51         1.15 - 1.65       1.10 -   1.60
   2006...............   298    10.94 - 11.61      3,249       6.94         1.15 - 1.65       9.42 -   9.97

   VIP Index 500
   2010...............   536     9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
   2009...............   622     8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16
   2008...............   690     6.52 -  6.82      4,707       1.93         1.15 - 1.65     -38.03 - -37.72
   2007...............   904    10.47 - 11.01      9,912       3.62         1.15 - 1.65       3.70 -   4.23
   2006............... 1,120    10.05 - 10.61     11,743       1.82         1.15 - 1.65      13.84 -  14.41

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Investment Grade Bond
   2010..................   121   $16.46 - 17.23    $  2,071      3.33%        1.25 - 1.65%      6.04 -   6.47%
   2009..................   147    15.53 - 16.19       2,376      8.84         1.25 - 1.65      13.83 -  14.29
   2008..................   184    13.64 - 14.16       2,600      4.51         1.25 - 1.65      -4.83 -  -4.45
   2007..................   234    14.33 - 14.82       3,460      4.47         1.25 - 1.65       2.63 -   3.04
   2006..................   286    13.97 - 14.39       4,096      4.24         1.25 - 1.65       2.65 -   3.06

   VIP Overseas
   2010..................   128    10.14 - 11.91       1,479      1.30         1.15 - 1.65      11.82 -  32.53
   2009..................   143     8.98 -  9.07       1,486      1.93         1.15 - 1.65      24.46 -  25.08
   2008..................   172     7.22 -  7.25       1,437      2.21         1.15 - 1.65     -44.73 - -44.45
   2007..................   241    13.05 - 15.56       3,642      3.37         1.15 - 1.65      15.38 -  15.96
   2006..................   287    11.25 - 13.48       3,724      0.89         1.15 - 1.65      16.15 -  16.73

Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2010..................     8    11.57 - 11.86          95      0.77         1.35 - 1.60      14.17 -  14.46
   2009..................     9    10.14 - 10.36          88      1.57         1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93          40      1.75         1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -   5.29

   VIP Contrafund (Service Class 2)
   2010.................. 6,781    10.40 - 12.29      77,662      0.94         1.29 - 2.59      13.90 -  15.42
   2009.................. 7,788     9.01 - 10.79      77,547      1.12         1.29 - 2.59      31.96 -  33.72
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55

   VIP Equity-Income (Service Class 2)
   2010..................    84    10.87 - 11.62         908      1.42         1.35 - 2.00      12.62 -  13.37
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom 2010 Portfolio (Service Class 2)
   2010..................   834   $10.61 - 11.26    $ 9,258       1.83%        1.29 - 2.54%      9.69 -  11.09%
   2009..................   969     9.67 - 10.14      9,706       3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29      8,586       3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22      6,320       2.89         1.29 - 2.24       5.98 -   7.02
   2006 (cm).............   328    10.42 - 10.48      3,433       2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2010..................   671    10.33 - 10.84      7,168       1.83         1.29 - 2.29      11.71 -  12.85
   2009..................   775     9.25 -  9.60      7,366       3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57      5,433       2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41      6,602       2.88         1.29 - 1.99       7.77 -   8.84
   2006 (cm).............   198    10.46 - 10.51      2,075       2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2010..................   346    10.14 - 10.43      3,560       1.84         1.29 - 1.89      13.70 -  14.40
   2009..................   318     8.85 -  9.12      2,867       2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04      1,987       2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54      2,226       2.46         1.29 - 1.89       8.97 -   9.64
   2006 (cm).............   109    10.48 - 10.52      1,146       2.56         1.29 - 1.89       4.79 -   5.22

   VIP Freedom Income Portfolio (Service Class 2)
   2010..................   285    10.92 - 11.45      3,213       1.52         1.29 - 2.29       4.80 -   5.87
   2009..................   345    10.42 - 10.82      3,692       3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56      2,616       4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84      1,936       5.64         1.29 - 1.89       3.90 -   4.54
   2006 (cm).............    54    10.33 - 10.37        561       5.44         1.29 - 1.89       3.31 -   3.73

   VIP Growth & Income (Service Class 2)
   2010..................   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59      11.58 -  13.07
   2009.................. 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59      23.73 -  25.38
   2008.................. 1,138     7.47 -  7.84      8,791       0.99         1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234       1.45         1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521       0.53         1.29 - 2.59       9.94 -  11.40

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Growth (Service Class 2)
   2010..................   27    $ 8.29 -  8.70    $   235       0.03%        1.35 - 1.85%     21.57 -  22.19%
   2009..................   35      6.82 -  7.12        250       0.15         1.35 - 1.85      25.60 -  26.24
   2008..................   63      5.43 -  5.64        359       0.61         1.35 - 1.85     -48.29 - -48.02
   2007..................   66     10.49 - 10.86        722       0.40         1.35 - 1.85      24.30 -  24.94
   2006..................   75      8.44 -  8.69        654       0.17         1.35 - 1.85       4.61 -   5.14

   VIP Growth Stock (Service Class 2)
   2010..................  233     10.33 - 10.83      2,481       0.00         1.29 - 2.29      17.03 -  18.22
   2009..................  176      8.83 -  9.16      1,594       0.05         1.29 - 2.29      41.12 -  42.56
   2008..................  187      6.25 -  6.43      1,192       0.00         1.29 - 2.29     -46.04 - -45.49
   2007..................  147     11.67 - 11.79      1,724       0.00         1.29 - 1.89      19.99 -  20.73
   2006 (cm).............   47      9.73 -  9.77        456       0.00         1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2010..................  561     12.79 - 13.67      7,633       7.13         1.29 - 2.44       10.90 - 12.21
   2009..................  669     11.54 - 12.19      8,136       7.88         1.29 - 2.44      39.97 -  41.61
   2008..................  785      8.24 -  8.61      6,771       8.10         1.29 - 2.44     -26.97 - -26.11
   2007..................  964     11.29 - 11.65     11,264       8.39         1.29 - 2.44       0.03 -   1.21
   2006..................  950     11.28 - 11.51     11,001       9.54         1.29 - 2.44       8.32 -   9.60

   VIP Index 500 (Service Class 2)
   2010..................  757      9.34 -  9.86      7,385       1.58         1.29 - 2.44      11.93 -  13.25
   2009..................  873      8.34 -  8.71      7,544       2.27         1.29 - 2.44      23.22 -  24.67
   2008..................  871      6.77 -  6.98      6,059       2.16         1.29 - 2.44     -38.70 - -37.97
   2007..................  805     11.04 - 11.26      9,066       3.44         1.29 - 2.44       2.60 -   3.82
   2006..................  358     10.76 - 10.85      3,927       0.99         1.29 - 2.44       7.61 -   8.46

   VIP Investment Grade Bond (Service Class 2)
   2010..................  < 1     13.84 - 13.84          1       3.47         1.50 - 1.50       5.93 -   5.93
   2009..................  < 1     13.06 - 13.06          1       9.98         1.50 - 1.50      13.74 -  13.74
   2008..................  < 1     11.48 - 11.48          7       5.56         1.50 - 1.50      -4.91 -  -4.91
   2007..................    1     12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................    2     11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Mid Cap (Service Class 2)
   2010.................. 1,728   $11.76 - 14.84    $23,239       0.12%        1.29 - 2.59%     25.25 -  26.91%
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72

   VIP Money Market (Service Class 2)
   2010.................. 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (cm)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2010..................     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2010..................   344    11.68 - 12.59      4,240       0.00         1.29 - 2.59      13.19 -  14.70
   2009..................   397    10.32 - 10.98      4,282       0.00         1.29 - 2.59      29.53 -  31.25
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54

   Franklin Growth and Income Securities
   2010.................. 3,006    13.51 - 15.17     44,508       3.52         1.29 - 2.69      13.54 -  15.17
   2009.................. 3,531    11.89 - 13.17     45,548       4.62         1.29 - 2.69      23.15 -  24.92
   2008.................. 4,023     9.66 - 10.54     41,666       3.28         1.29 - 2.69     -36.89 - -35.98
   2007.................. 4,938    15.30 - 16.47     80,067       2.34         1.29 - 2.69      -6.31 -  -4.96
   2006.................. 5,458    16.34 - 17.33     93,369       2.40         1.29 - 2.69      13.62 -  15.25

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                        ------------------------------------ ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin High Income Securities
   2010................    893   $13.04 - 14.26    $ 12,422      6.47%        1.28 - 2.59%     10.33 -  11.82%
   2009................    908    11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008................    850     8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007................  1,006    11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006................  1,172    11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98

   Franklin Income Securities
   2010................ 14,345    12.78 - 13.97     196,462      6.57         1.28 - 2.59       9.76 -  11.24
   2009................ 16,850    11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008................ 19,065     8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007................ 23,607    12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006................ 20,822    12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74

   Franklin Large Cap Growth Securities
   2010................  4,420    10.19 - 10.99      47,797      0.79         1.29 - 2.49       8.81 -  10.15
   2009................  5,184     9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008................  5,906     7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007................  6,664    11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006................  5,670    11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79

   Franklin Small Cap Value Securities
   2010................  2,038    13.49 - 20.31      42,888      0.72         1.28 - 2.69      24.78 -  26.59
   2009................  2,387    10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008................  2,695     8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007................  3,302    12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006................  3,842    13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50

   Franklin Small Mid-Cap Growth Securities
   2010................    125    19.47 - 23.08       2,427      0.00         1.15 - 2.34      24.50 -  26.17
   2009................    151    15.62 - 18.29       2,308      0.00         1.15 - 2.34      40.22 -  41.93
   2008................    158    11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007................    183    19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006................    215    18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45

   Franklin U.S. Government
   2010................  2,990    11.46 - 12.60      36,872      3.27         1.29 - 2.69       2.45 -   3.93
   2009................  3,519    11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008................  3,759    11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007................  2,255    10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006................  1,941    10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Mutual Global Discovery Securities
   2010..............  2,064  $10.91 - 11.58    $ 25,013       1.26%       1.29 - 2.54%      9.12 -  10.51%
   2009..............  2,263    9.98 - 10.48      24,825       1.11        1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418       2.32        1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766       1.53        1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246       0.68        1.29 - 2.54       9.47 -  21.47

   Mutual Shares Securities
   2010..............  7,794   13.95 - 19.98     109,831       1.53        1.15 - 2.69       8.21 -   9.92
   2009..............  9,119   12.90 - 18.17     117,555       1.83        1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605       2.92        1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678       1.50        1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784       1.27        1.15 - 2.69      15.21 -  17.03

   Templeton Developing Markets Securities
   2010..............    793   35.32 - 39.01      30,100       1.55        1.29 - 2.49      14.66 -  16.07
   2009..............    910   30.81 - 33.61      29,859       4.09        1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433       2.78        1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314       2.27        1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374       1.08        1.15 - 2.59      24.78 -  26.63

   Templeton Foreign Securities
   2010..............  7,286   14.21 - 18.04     124,837       1.81        1.15 - 2.69       5.49 -   7.17
   2009..............  8,365   13.26 - 17.10     134,982       3.25        1.15 - 2.69      33.36 -  35.48
   2008..............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007.............. 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006.............. 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06

   Templeton Global Bond Securities
   2010..............    113   21.69 - 30.92       2,772       1.44        1.15 - 2.69      11.68 -  13.14
   2009..............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008..............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007..............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006..............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48

   Templeton Growth Securities
   2010..............     85   11.27 - 16.47       1,320       1.28        1.15 - 1.85       5.41 -   6.17
   2009..............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008..............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007..............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006..............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Large Cap Value (c)
   2010...............   504   $ 9.83 - 10.60    $ 5,230       0.73%        1.29 - 2.59%      8.32 -   9.76%
   2009...............   617     9.07 -  9.65      5,856       1.74         1.29 - 2.59      15.25 -  16.79
   2008...............   623     7.87 -  8.27      5,075       1.81         1.29 - 2.59     -35.43 - -34.57
   2007...............   779    12.19 - 12.63      9,743       1.89         1.29 - 2.59      -2.35 -  -1.04
   2006...............   712    12.49 - 12.77      9,037       2.04         1.29 - 2.59      19.46 -  21.05

   VIT Mid Cap Value
   2010...............   405    12.45 - 13.42      5,352       0.63         1.29 - 2.59      21.77 -  23.39
   2009...............   485    10.22 - 10.88      5,208       1.72         1.29 - 2.59      29.70 -  31.43
   2008...............   539     7.88 -  8.27      4,412       0.98         1.29 - 2.59     -38.36 - -37.53
   2007...............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006...............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67

   VIT Strategic International Equity
   2010...............   < 1     8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
   2009...............   < 1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008...............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007...............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006...............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71

   VIT Strategic Growth (d)
   2010...............     2     7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
   2009...............     4     6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06
   2008...............     4     4.81 -  7.27         21       0.13         1.15 - 1.65     -42.71 - -42.42
   2007...............     4     8.40 - 12.63         40       0.14         1.15 - 1.65       8.32 -   8.87
   2006...............     7     7.75 - 11.60         62       0.11         1.15 - 1.65       6.79 -   7.32

   VIT Structured Small Cap Equity Fund
   2010............... 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
   2009............... 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008............... 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007............... 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006............... 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99

   VIT Structured U.S. Equity Fund
   2010...............   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
   2009...............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008............... 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007............... 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006............... 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60

--------
(c)Previously known as VIT Growth and Income
(d)Previously known as VIT Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts:
   Invesco V.I. Basic Balanced (e)
   2010..............  1,812  $ 8.46 - 11.03    $ 18,275      1.87%        1.10 - 1.85%      6.07 -   6.88%
   2009..............  2,124    7.97 - 10.32      20,163      4.84         1.10 - 1.85      31.37 -  32.38
   2008..............  2,509    6.07 -  7.80      18,062      4.11         1.10 - 1.85     -39.46 - -39.00
   2007..............  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006..............  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35

   Invesco V.I. Basic Value (f)
   2010..............    808   10.34 - 10.93       8,584      0.55         1.10 - 1.70       5.54 -   6.18
   2009..............    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008..............  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007..............  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006..............  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97

   Invesco V.I. Capital Appreciation (g)
   2010..............  8,324    7.01 -  9.76      73,434      0.70         0.70 - 2.20      14.68 -  34.12
   2009..............  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008.............. 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007.............. 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006.............. 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56

   Invesco V. I. Capital Development (h)
   2010..............    657   12.14 - 17.56      10,305      0.00         1.10 - 1.70      16.78 -  17.48
   2009..............    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008..............    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007..............  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006..............  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25

   Invesco V. I. Core Equity (i)
   2010..............  7,679   10.46 - 11.22     102,270      0.92         0.70 - 2.20       7.17 -   8.79
   2009..............  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008.............. 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007.............. 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006.............. 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65

--------
(e)Previously known as AIM V. I. Basic Balanced
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development
(i)Previously known as AIM V. I. Core Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Diversified Income (j)
   2010..............    831  $ 11.28 - 11.70   $ 10,007      5.69%        1.10 - 1.85%      8.01 -   8.84%
   2009..............  1,012    10.44 - 10.75     11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008..............  1,095     9.58 -  9.79     11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007..............  1,495    11.58 - 11.74     18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006..............  1,872    11.60 - 11.67     22,591      5.61         1.10 - 1.85       2.55 -   3.34

   Invesco V.I. Dividend Growth (k)
   2010..............  6,213     9.85 - 11.96    166,267      1.75         0.70 - 2.05       8.24 -   9.71
   2009..............  7,306     9.10 - 10.90    178,672      1.84         0.70 - 2.05      21.78 -  23.44
   2008..............  8,577     7.47 -  8.83    171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007.............. 10,695    11.98 - 13.97    343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006.............. 13,870    11.74 - 13.50    439,541      1.33         0.70 - 2.05       8.85 -  10.32

   Invesco V.I. Global Dividend Growth (l)
   2010..............  2,827    11.19 - 13.22     52,449      1.80         0.70 - 2.05       9.79 -  11.29
   2009..............  3,333    10.19 - 11.88     55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008..............  3,937     8.94 - 10.27     57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007..............  5,011    15.44 - 17.51    126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006..............  6,387    14.73 - 16.48    154,443      1.98         0.70 - 2.05      19.47 -  21.09

   Invesco V.I. Government Securities (m)
   2010..............    923    14.42 - 15.88     14,330      4.73         1.10 - 1.70       3.63 -   4.25
   2009..............  1,137    13.92 - 15.24     16,970      4.25         1.10 - 1.70      -1.70 -  -1.11
   2008..............  1,525    14.16 - 15.41     23,070      3.60         1.10 - 1.70      10.42 -  11.08
   2007..............  1,660    12.82 - 13.87     22,709      3.74         1.10 - 1.70       4.54 -   5.17
   2006..............  1,951    12.27 - 13.19     25,477      3.52         1.10 - 1.70       1.81 -   2.42

   Invesco V.I. High Yield (n)
   2010..............    517    13.51 - 15.85      6,884      9.49         1.10 - 1.85      11.47 -  12.33
   2009..............    614    12.02 - 14.22      7,295      8.24         1.10 - 1.85      49.96 -  51.12
   2008..............    716     7.96 -  9.48      5,649      9.03         1.10 - 1.85     -27.07 - -26.51
   2007..............    950    10.83 - 13.00     10,238      6.51         1.10 - 1.85      -0.64 -   0.13
   2006..............  1,225    10.81 - 13.08     13,245      7.66         1.10 - 1.85       8.69 -   9.53

--------
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities
(n)Previously known as AIM V. I. High Yield

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. High Yield Securities (o)
   2010.............. 1,029   $ 7.67 -  9.63    $14,876       8.11%        0.70 - 1.98%      8.06 -   9.45%
   2009.............. 1,184     7.01 -  8.91     15,689       8.04         0.70 - 1.98      41.73 -  43.55
   2008.............. 1,352     4.88 -  6.29     12,526       2.51         0.70 - 1.98     -24.64 - -23.66
   2007.............. 1,685     6.40 -  8.30     20,551       6.67         0.70 - 2.05       2.05 -   3.44
   2006.............. 2,215     6.19 -  8.13     26,456       6.92         0.70 - 2.05       7.08 -   8.53

   Invesco V.I. Income Builder (p)
   2010..............   881    13.86 - 16.11     15,256       2.44         0.70 - 2.05      10.09 -  11.59
   2009.............. 1,001    12.59 - 14.44     15,658       3.19         0.70 - 2.05      22.62 -  24.29
   2008.............. 1,177    10.27 - 11.62     15,008       0.80         0.70 - 2.05     -27.78 - -26.80
   2007.............. 1,483    14.22 - 15.87     26,173       2.78         0.70 - 2.05       1.10 -   2.48
   2006.............. 1,893    14.06 - 15.49     32,764       2.59         0.70 - 2.05      11.90 -  13.42

   Invesco V.I. International Growth (q)
   2010.............. 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70      10.96 -  11.63
   2009.............. 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008.............. 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007.............. 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006 (cm)......... 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83

   Invesco V.I .Large Cap Growth (r )
   2010..............   770    10.90 - 11.20      8,500       0.44         1.10 - 1.70      15.28 -  15.97
   2009..............   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008.............. 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007.............. 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (cn)......... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   Invesco V.I. Mid Cap Core Equity (s)
   2010..............   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20      11.63 -  12.87
   2009.............. 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008.............. 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007.............. 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006.............. 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03

--------
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(cm)For the period beginning May 1, 2006 and ended December 31, 2006
(cn)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Money Market (t)
   2010.............. 1,254   $ 10.50 - 12.05   $14,866       0.18%        1.10 - 1.70%     -1.51 -  -0.92%
   2009.............. 1,450     10.66 - 12.16    17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008.............. 1,947     10.83 - 12.29    23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007.............. 1,818     10.80 - 12.17    21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006.............. 1,821     10.51 - 11.77    21,080       4.26         1.10 - 1.70       2.52 -   3.14

   Invesco V.I. S&P 500 Index (u)
   2010.............. 3,123      9.09 -  9.89    34,211       1.91         0.70 - 2.05      12.54 -  14.07
   2009.............. 3,670      8.07 -  8.67    35,552       2.69         0.70 - 2.05      23.77 -  25.45
   2008.............. 3,976      6.52 -  6.91    30,896       2.46         0.70 - 2.05     -38.35 - -37.51
   2007.............. 4,836     10.58 - 11.05    60,707       1.81         0.70 - 2.05       3.08 -   4.49
   2006.............. 6,425     10.26 - 10.58    77,960       1.62         0.70 - 2.05      13.22 -  14.75

   Invesco V.I. Technology Fund (v)
   2010..............   214     12.88 - 13.41     2,815       0.00         1.10 - 1.70      19.26 -  19.98
   2009..............   296     10.80 - 11.17     3,239       0.00         1.10 - 1.70      54.75 -  55.68
   2008..............   281      6.98 -  7.18     1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007..............   375     12.79 - 13.08     4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006..............   453     12.08 - 12.28     5,519       0.00         1.10 - 1.70       8.62 -   9.28

   Invesco V.I. Utilities (w)
   2010..............   393     16.11 - 16.77     6,462       3.41         1.10 - 1.70       4.51 -   5.14
   2009..............   454     15.42 - 15.95     7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008..............   528     13.64 - 14.03     7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007..............   668     20.52 - 20.98    13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006..............   842     17.30 - 17.58    14,683       3.26         1.10 - 1.70      23.35 -  24.09

   Invesco Van Kampen V.I. Capital Growth (x)
   2010.............. 2,775      6.91 - 11.23    25,826       0.00         0.70 - 2.30      17.12 -  19.01
   2009.............. 3,339      5.81 -  9.59    26,376       0.11         0.70 - 2.30      62.30 -  64.91
   2008.............. 3,876      3.52 -  5.91    18,810       0.54         0.70 - 2.30     -50.15 - -49.34
   2007.............. 4,617      6.96 - 11.85    45,412       0.05         0.70 - 2.30      14.29 -  16.14
   2006.............. 6,027      5.99 - 10.37    51,748       0.00         0.70 - 2.30      0.52 -    2.14

--------
(t)Previously known as AIM V. I. Money Market
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities
(x)Previously known as LIT Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Comstock (y)
   2010.............. 3,006   $ 11.86 - 13.50   $ 38,273       0.13%       0.70 - 2.30      13.34 -  15.17%
   2009.............. 3,622     10.46 - 11.72     40,418       4.52        0.70 - 2.30      25.85 -  27.88
   2008.............. 4,331      8.31 -  9.16     38,125       2.68        0.70 - 2.30     -37.14 - -36.12
   2007.............. 5,664     13.22 - 14.35     78,670       1.97        0.70 - 2.30      -4.28 -  -2.73
   2006.............. 7,391     13.81 - 14.75    106,183       1.48        0.70 - 2.30      13.64 -  15.47

   Invesco Van Kampen V.I. Global Value Equity (z)
   2010..............     2     10.04 - 10.54         21       1.85        1.35 - 1.85       8.90 -   9.45
   2009..............     2      9.22 -  9.63         19       5.28        1.35 - 1.85      13.85 -  14.43
   2008..............     3      8.10 -  8.42         27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007..............     3     13.78 - 16.90         50       1.97        1.15 - 1.85       4.65 -   5.41
   2006..............     4     13.17 - 16.03         54       1.59        1.15 - 1.85      18.97 -  19.83

   Invesco Van Kampen V.I. Government (aa)
   2010..............    63     12.25 - 12.68        796       0.22        1.25 - 1.65       3.51 -   3.93
   2009..............    74     11.83 - 12.20        902       6.07        1.25 - 1.65      -0.68 -  -0.28
   2008..............    96     11.91 - 12.24      1,172       4.61        1.25 - 1.65       0.14 -   0.55
   2007..............   116     11.90 - 12.17      1,405       4.92        1.25 - 1.65       5.57 -   5.99
   2006..............   142     11.27 - 11.48      1,626       4.33        1.25 - 1.65       1.65 -   2.06

   Invesco Van Kampen V.I. High Yield (ab)
   2010..............   < 1     16.38 - 16.38          6      10.26        1.50 - 1.50      10.43 -  10.43
   2009..............   < 1     14.83 - 14.83          6       8.05        1.50 - 1.50      39.95 -  39.95
   2008..............     1     10.60 - 10.60          5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007..............     1     13.94 - 13.94          9       8.84        1.50 - 1.50      2.44 -    2.44
   2006..............     1     13.61 - 13.61          9       8.01        1.50 - 1.50       7.00 -   7.00

   Invesco Van Kampen V.I. Mid Cap Value (ac)
   2010.............. 4,243     13.92 - 17.81     61,101       0.91        0.70 - 2.69      18.96 -  21.39
   2009.............. 5,038     11.70 - 14.67     60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008.............. 5,830      8.64 - 10.61     51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007.............. 7,726     15.12 - 18.20    116,996       0.68        0.70 - 2.69       4.93 -   7.09
   2006.............. 9,904     14.41 - 17.00    141,489       0.28        0.70 - 2.69      17.46 -  19.86

--------
(y)Previously known as LIT Comstock
(z)Previously known as Van Kampen UIF Global Value Equity
(aa)Previously known as LIT Government
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Value (ad)
   2010..............     6   $ 12.67 - 15.41   $    77       1.48%        1.15 - 2.00%     13.43 -  14.42%
   2009..............     6     10.56 - 11.17        74       3.22         1.35 - 2.00      28.38 -  29.23
   2008..............     9      8.70 - 10.40        86       3.45         1.15 - 2.00     -37.14 - -36.59
   2007..............    17     13.85 - 16.40       252       1.76         1.15 - 2.00      -5.02 -  -4.18
   2006..............    22     14.58 - 17.11       342       1.68         1.15 - 2.00      14.56 -  15.56

Investments in the
  Invesco Investment
  Services Funds Series II
  Sub-Accounts:
   Invesco V.I.Basic Balanced II (ae)
   2010..............    41      9.05 -  9.72       385       0.97         1.30 - 2.10       5.53 -   6.38
   2009..............   107      8.57 -  9.14       960       4.39         1.30 - 2.10      30.77 -  31.82
   2008..............   133      6.56 -  6.93       907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007..............   160     10.88 - 11.41     1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006..............   173     10.90 - 11.34     1,938       1.59         1.30 - 2.10       7.98 -   8.84

   Invesco V.I. Basic Value II (af)
   2010..............   859     10.96 - 12.00     9,726       0.34         1.29 - 2.44       4.34 -   5.57
   2009..............   976     10.40 - 11.36    10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008.............. 1,178      7.23 -  7.79     8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007.............. 1,260     15.43 - 16.41    19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006.............. 1,431     15.63 - 16.40    22,198       0.12         1.29 - 2.59      10.02 -  11.49

   Invesco V.I. Capital Appreciation II (ag)
   2010..............   359     11.05 - 12.23     4,072       0.48         1.29 - 2.59      12.22 -  13.72
   2009..............   412      9.84 - 10.75     4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008..............   445      8.37 -  9.02     3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007..............   546     14.98 - 15.93     7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006..............   620     13.76 - 14.45     8,274       0.00         1.29 - 2.59       3.32 -   4.69

   Invesco V.I. Capital Development II (ah)
   2010..............    30     12.89 - 13.55       393       0.00         1.30 - 1.85      16.30 -  16.94
   2009..............    36     10.95 - 11.59       410       0.00         1.30 - 2.00      39.18 -  40.16
   2008..............    42      7.87 -  8.27       336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007..............    47     15.19 - 15.85       733       0.00         1.30 - 2.00       8.35 -   9.11
   2006..............    41     14.02 - 14.52       592       0.00         1.30 - 2.00      13.96 -  14.76

--------
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Invesco Investment
  Services Funds
  Series II
  Sub-Accounts
  (continued):
   Invesco V.I. Core Equity II (ai)
   2010..............    237  $10.13 - 10.78    $  2,602      0.74%        1.29 - 2.59%      6.42 -   7.84%
   2009..............    275    9.52 - 10.00       2,814      1.48         1.29 - 2.59      24.67 -  26.33
   2008..............    328    7.64 -  7.91       2,672      1.82         1.29 - 2.59     -32.13 - -31.22
   2007..............    389   11.25 - 11.50       4,618      0.90         1.29 - 2.59       5.07 -   6.48
   2006..............    474   10.71 - 10.80       5,296      0.94         1.29 - 2.59       7.09 -   8.04

   Invesco V.I. Diversified Income II (aj)
   2010..............     21   10.66 - 11.45         228      4.93         1.30 - 2.10       7.42 -   8.29
   2009..............     27    9.92 - 10.57         282      8.26         1.30 - 2.10       8.59 -   9.46
   2008..............     38    9.13 -  9.66         357      8.83         1.30 - 2.10     -17.68 - -17.01
   2007..............     46   11.10 - 11.64         528      7.08         1.30 - 2.10      -0.61 -   0.20
   2006..............     48   11.16 - 11.61         552      5.03         1.30 - 2.10       2.01 -   2.83

   Invesco V.I. Dividend Growth II (ak)
   2010..............  4,451   11.52 - 12.75      48,029      1.38         1.29 - 2.59       7.35 -   8.78
   2009..............  6,186   10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008..............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007..............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006.............. 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40

   Invesco V.I. Global Dividend Growth II (al)
   2010..............  2,301   12.94 - 14.33      27,608      1.58         1.29 - 2.59       8.99 -  10.44
   2009..............  2,685   11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008..............  2,979   10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007..............  3,861   18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006..............  4,671   17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04

   Invesco V.I. Government Securities II (am)
   2010..............     61   12.17 - 13.08         770      3.99         1.30 - 2.10       2.92 -   3.74
   2009..............     87   11.83 - 12.61       1,074      2.87         1.30 - 2.10      -2.33 -  -1.55
   2008..............    195   12.11 - 12.81       2,435      4.59         1.30 - 2.10       9.65 -  10.53
   2007..............     95   11.04 - 11.59       1,089      3.33         1.30 - 2.10       3.89 -   4.73
   2006..............    124   10.63 - 11.06       1,362      2.90         1.30 - 2.10       1.14 -   1.95

--------
(ai)Previously known as AIM V. I. Core Equity II
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)
(am)Previously known as AIM V. I. Government Securities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                  --------------------------------------- ------------------------------------------------
                              ACCUMULATION                                   EXPENSE            TOTAL
                  UNITS        UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S)    LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------    -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds Series II
  Sub-Accounts (continued):
   Invesco V.I. High Yield II (an)
   2010..........    26      $16.37 - 17.43     $   454       8.34%        1.30 - 2.00%     11.24 -  12.02%
   2009..........    30       14.72 - 15.56         461       8.40         1.30 - 2.00      49.06 -  50.10
   2008..........    36        9.87 - 10.37         372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007..........    47       13.58 - 14.15         651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006..........    52       13.71 - 14.20         732       7.55         1.30 - 2.00       8.23 -   8.99

   Invesco V.I. High Yield Securities II (ao)
   2010.......... 1,492       14.40 - 15.94      14,783       8.09         1.29 - 2.59       7.11 -   8.54
   2009.......... 1,655       13.45 - 14.69      15,526       7.67         1.29 - 2.59      40.54 -  42.41
   2008.......... 1,904        9.57 - 10.32      12,774       2.49         1.29 - 2.59     -25.19 - -24.19
   2007.......... 2,582       12.79 - 13.61      22,673       6.45         1.29 - 2.59       1.20 -   2.55
   2006.......... 3,372       12.64 - 13.27      28,708       6.71         1.29 - 2.59       6.19 -   7.61

   Invesco V.I. Income Builder II (ap)
   2010.......... 1,027       13.73 - 15.20      14,180       2.15         1.29 - 2.59       9.24 -  10.69
   2009.......... 1,204       12.57 - 13.73      15,100       2.82         1.29 - 2.59      21.66 -  23.29
   2008.......... 1,415       10.33 - 11.14      14,458       0.76         1.29 - 2.59     -28.35 - -27.39
   2007.......... 2,330       14.42 - 15.34      33,014       2.58         1.29 - 2.59       0.19 -   1.53
   2006.......... 3,086       14.39 - 15.11      43,341       2.37         1.29 - 2.59      11.02 -  12.49

   Invesco V.I. International Growth II (aq)
   2010..........    35       17.22 - 18.52         621       1.60         1.30 - 2.10      10.27 -  11.15
   2009..........    49       15.62 - 16.66         796       1.27         1.30 - 2.10      32.11 -  33.17
   2008..........    59       11.82 - 12.51         719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007..........    78       20.31 - 21.31       1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006..........    86       18.12 - 18.87       1,593       1.08         1.30 - 2.10      26.23 -  81.20

   Invesco V.I. Large Cap Growth II (ar)
   2010..........    49       10.59 - 10.98         525       0.16         1.30 - 2.10      14.44 -  15.36
   2009..........    65        9.25 -  9.52         610       0.01         1.30 - 2.10      23.07 -  24.06
   2008..........    84        7.52 -  7.67         639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007..........    88       12.46 - 12.62       1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (cn).....    95       11.04 - 11.09       1,047       0.00         1.30 - 2.10      10.40 -  10.89

--------
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known as AIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II
(cn)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Series II
  Sub-Accounts
  (continued):
   Invesco V.I. Mid Cap Core Equity II (as)
   2010..............    268  $12.70 - 13.73    $  3,700      0.31%        1.29   2.44%     11.00 -  12.31%
   2009..............    332   11.44 - 12.22       4,096      0.96         1.29   2.44      26.69 -  28.18
   2008..............    392    9.03 -  9.54       3,809      1.25         1.29 - 2.44     -30.42 - -29.60
   2007..............    488   12.98 - 13.55       6,739      0.05         1.29 - 2.44       6.60 -   7.87
   2006..............    545   12.17 - 12.56       6,990      0.67         1.29 - 2.44       8.28 -   9.55

   Invesco V.I. Money Market II (at)
   2010..............     96    9.26 - 10.23         962      0.18         1.30 - 2.40      -2.20 -  -1.12
   2009..............    159    9.47 - 10.35       1,626      0.06         1.30 - 2.40      -2.31 -  -1.23
   2008..............    198    9.69 - 10.48       2,045      1.74         1.30 - 2.40      -0.63 -   0.47
   2007..............    228    9.76 - 10.43       2,352      4.00         1.30 - 2.40       1.80 -   2.93
   2006..............    213    9.58 - 10.13       2,143      3.63         1.30 - 2.40       1.55 -   2.67

   Invesco V.I. S&P 500 Index II (au)
   2010..............  7,386   12.62 - 13.97      78,241      1.63         1.29 - 2.59      11.62 -  13.11
   2009..............  8,739   11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008..............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007.............. 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006.............. 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73

   Invesco V.I. Technology II (av)
   2010..............      4   12.52 - 12.99          49      0.00         1.30 - 1.85      18.82 -  19.47
   2009..............      4   10.54 - 10.87          45      0.00         1.30 - 1.85      54.26 -  55.11
   2008..............      6    6.83 -  7.01          43      0.00         1.30 - 1.85     -45.77 - -45.47
   2007..............      9   12.53 - 12.85         119      0.00         1.30 - 2.00      5.34  -   6.08
   2006..............     10   11.89 - 12.12         123      0.00         1.30 - 2.00      8.04  -   8.80

   Invesco V.I. Utilities II (aw)
   2010..............     28   15.69 - 16.28         448      3.28         1.30 - 1.85      4.07  -   4.64
   2009..............     29   15.08 - 15.56         452      3.64         1.30 - 1.85      12.51 -  13.13
   2008..............     42   13.40 - 13.75         572      2.51         1.30 - 1.85     -33.75 - -33.38
   2007..............     48   20.23 - 20.64         971      1.81         1.30 - 1.85      18.11 -  18.76
   2006..............     50   17.13 - 17.38         873      3.80         1.30 - 1.85      22.96 -  23.64

--------
(as) Previously known as AIM V. I. Mid Cap Core Equity II
(at) Previously known as AIM V. I. Money Market II
(au) Previously known as S&P 500 Index (Class Y Shares)
(av) Previously known as AIM V. I. Technology II
(aw) Previously known as AIM V. I. Utilities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Series II
  Sub- Account
  (continued)
   Invesco Van Kampen V.I. Capital Growth--Series II (ax)
   2010..............  3,259  $13.56 - 14.95    $ 37,032      0.00%        1.29 - 2.59%     17.61 -  18.02%
   2009..............  3,778   11.64 - 12.67      36,584      0.00         1.29 - 2.59      61.35 -  63.51
   2008..............  4,416    7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007..............  5,416   14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13
   2006..............  6,472   12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -   1.30

   Invesco Van Kampen V.I. Comstock--Series II (ay)
   2010.............. 11,989   11.83 - 13.65     157,376      0.13         1.29 - 2.59      12.70 -  14.20
   2009.............. 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008.............. 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007.............. 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60
   2006.............. 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 -  14.55

   Invesco Van Kampen V.I. Equity and Income--Series II (az)
   2010..............  3,394   13.48 - 14.17      47,464      1.95         1.29 - 2.59       9.13 -  10.59
   2009..............  3,981   12.19 - 12.99      50,480      2.68         1.29 - 2.59      19.32 -  20.91
   2008..............  4,556   10.88 - 11.73      47,934      2.44         1.29 - 2.59     -24.69 - -23.68
   2007..............  5,858   13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -   2.02
   2006..............  6,061   14.36 - 15.07      83,763      1.17         1.29 - 2.59       9.67 -  11.13

   Invesco Van Kampen V.I. Growth and Income--Series II (ba)
   2010..............  5,458   15.35 - 15.94      88,173      0.10         1.29 - 2.69       9.18 -  10.75
   2009..............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008..............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007..............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19
   2006..............  9,672   17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 -  14.48

   Invesco Van Kampen V.I. International Growth Equity--Series II (bb)
   2010..............    445    8.47 -  9.02       3,939      1.39         1.29 - 2.59       7.05 -   8.48
   2009..............    493    7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008..............    502    5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007..............    433   11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78
   2006..............    351   10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -   7.61

--------
(ax) Previously known as LIT Capital Growth (Class II)
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Series I Sub-
  Account (continued)
   Invesco Van Kampen V.I. Mid Cap Growth--Series II (bc)
   2010..................   879   $15.58 - 17.69    $13,827       0.00%        0.70 - 2.59%     23.98    26.39%
   2009.................. 1,031    12.32 - 14.26     12,941       0.00         0.70 - 2.59      52.33    55.28
   2008.................. 1,132     7.94 -  9.36      9,250       0.00         0.70 - 2.59     -48.22 - -47.21
   2007.................. 1,353    15.03 - 18.08     21,082       0.00         0.70 - 2.59      14.54 -  16.78
   2006.................. 1,638    12.23 - 12.87     21,980       0.00         0.70 - 2.59       2.21 -   4.19

   Invesco Van Kampen V.I. Mid Cap Value - Series II (bd)
   2010.................. 2,557    15.21 - 18.39     45,935       0.84         1.29 - 2.59      19.02 -  20.61
   2009.................. 3,109    12.61 - 15.45     46,473       1.11         1.29 - 2.59      35.56 -  37.36
   2008.................. 3,724    11.40 - 12.29     40,747       0.76         1.29 - 2.59     -42.94 - -42.18
   2007.................. 4,183    15.87 - 19.97     79,806       0.61         1.29 - 2.59       4.94 -   6.35
   2006.................. 4,425    14.93 - 19.03     81,291       0.22         1.29 - 2.59      17.51 -  19.07

Investments in the Janus Aspen Series Sub-Account:
   Forty Portfolio
   2010..................    <1    15.33 - 15.33          7       0.29         1.50 - 1.50       5.15 -   5.15
   2009..................     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008..................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007..................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2008 (co)(cp).........    --       N/A -  N/A         --       0.00           --  -  --         N/A -   N/A
   2007..................     2    22.14 - 22.14         54       1.44         1.50 - 1.50      16.47 -  16.47
   2006..................     2    19.01 - 19.01         47       1.59         1.50 - 1.50      16.29 -  16.29
   2005..................     2    16.35 - 16.35         40       0.77         1.50 - 1.50       4.65 -   4.65

   Overseas (Service Shares)
   2010..................    --       N/A -  N/A         --       0.00         1.50 - 1.50         N/A -   N/A
   2009..................    --       N/A -  N/A         --       0.75         1.50 - 1.50      76.39 -  76.39
   2008 (cp)(cq).........     2     9.70 -  9.70         24       0.00         1.50 - 1.50       0.00 -   0.00

--------
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)
(co)For the period beginning January 1, 2008 and ended April 29, 2008
(cp)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(cq)For the period beginning April 30, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2010...................   < 1   $54.12 - 54.12    $     1       0.82%        1.50 - 1.50%     20.86 -  20.86%
   2009...................   < 1    44.78 - 44.78          1       2.57         1.50 - 1.50      67.30 -  67.30
   2008...................   < 1    26.77 - 26.77          1       0.25         1.50 - 1.50     -49.49 - -49.49
   2007...................   < 1    52.99 - 52.99         21       0.99         1.50 - 1.50      31.30 -  31.30
   2006...................     1    40.36 - 40.36         24       0.53         1.50 - 1.50      28.00 -  28.00

Investments in the Legg
  Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I (be)
   2010...................   < 1     8.68 -  8.68          1       1.71         1.50 - 1.50      14.86 -  14.86
   2009...................   < 1     7.56 -  7.56          1       1.34         1.50 - 1.50      27.42 -  27.42
   2008...................   < 1     5.93 -  5.93          1       0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (cr)..............     1     9.50 -  9.50          8       2.50         1.50 - 1.50      -5.01 -  -5.01

Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I (bf)
   2010...................   < 1    11.47 - 11.47          1       2.88         1.50 - 1.50       7.82 -   7.82
   2009...................   < 1    10.64 - 10.64          1       1.78         1.50 - 1.50      22.63 -  22.63
   2008...................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007...................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006...................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   Bond-Debenture
   2010................... 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59       9.41 -  10.87
   2009................... 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008................... 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007................... 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006................... 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92

--------
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I
(bf)Previously known as Legg Mason ClearBridge Variable Investors Portfolio - Class I
(cr)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Account
  (continued):
   Fundamental Equity Portfolio (bg)
   2010.................   813   $13.01 - 14.14    $11,249       0.29%        1.29 - 2.59%     15.95 -  17.49%
   2009.................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008.................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17

   Growth and Income
   2010................. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59      14.37 -  15.90
   2009................. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76

   Growth Opportunities
   2010.................   940    14.50 - 15.61     14,399       0.00         1.29 - 2.44      19.93 -  21.34
   2009................. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22

   Mid-Cap Value
   2010................. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59      22.19 -  23.81
   2009................. 2,856     9.13 -  9.79     27,522       0.45         1.29 - 2.59      23.33 -  24.98
   2008................. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Growth
   2010.................    87     6.30 - 13.60        836       0.11         1.15 - 1.65      13.45 -  14.02
   2009.................   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66

   MFS High Income
   2010.................    36    14.56 - 15.24        536       7.41         1.25 - 1.65      12.86 -  13.31
   2009.................    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01

--------
(bg)Previously known as All Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   MFS Investors Trust
   2010.................  163    $ 9.31 - 11.45     $1,666       1.20%        1.15 - 1.65%      9.28 -   9.83%
   2009.................  186      8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008.................  225      6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................  278     11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................  334     10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71

   MFS New Discovery
   2010.................  102     12.35 - 25.71      2,008       0.00         1.15 - 1.65      12.94 -  34.78
   2009.................  147     14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008.................  165      8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................  199     11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................  226     14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92

   MFS Research
   2010.................   64      8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
   2009.................   80      7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05
   2008.................   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22

   MFS Research Bond
   2010.................   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
   2009.................   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76

   MFS Utilities
   2010.................   13     19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
   2009.................   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2010.................   28    $ 9.31 -  9.77     $  265       0.00%        1.35 - 1.85%     12.90 -  13.47%
   2009.................   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16

   MFS Investors Trust (Service Class)
   2010.................   18      9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
   2009.................   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85       10.61 - 11.18

   MFS New Discovery (Service Class)
   2010.................   24     12.72 - 13.36        322       0.00         1.35 - 1.85      33.43 -  34.11
   2009.................   29      9.54 -  9.96        286       0.00         1.35 - 1.85      59.91 -  60.72
   2008.................   43      5.96 -  6.20        263       0.00         1.35 - 1.85     -40.64 - -40.34
   2007.................   71     10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -   0.86
   2006.................  106     10.01 - 10.30      1,084       0.00         1.35 - 1.85      10.85 -  11.41

   MFS Research (Service Class)
   2010.................   16      9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
   2009.................   19      8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44
   2008.................   23      6.83 -  7.10        161       0.32         1.35 - 1.85     -37.44 - -37.12
   2007.................   41     10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 -  11.40
   2006.................   46      9.85 - 10.14        464       0.31         1.35 - 1.85       8.17 -   8.72

   MFS Utilities (Service Class)
   2010.................   72     16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
   2009.................   78     14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08
   2008.................   80     10.85 - 11.28      1,080       1.36         1.35 - 1.85     -38.96 - -38.65
   2007.................   96     17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 -  25.83
   2006.................  100     14.20 - 14.61      1,715       1.80         1.35 - 1.85      28.55 -  29.20

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2010................    900  $10.45 - 12.84    $ 14,196      0.00%        0.70 - 1.85%     23.72 -  25.15%
   2009................  1,101    8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006................  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09

   Capital Opportunities
   2010................  4,781   10.94 - 11.24     208,335      0.16         0.70 - 2.05      25.17 -  26.87
   2009................  5,606    8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................  6,492    5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006................ 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46

   European Equity
   2010................  1,820   10.23 - 11.19      50,452      2.45         0.70 - 2.05       5.05 -   6.48
   2009................  2,151    9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008................  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007................  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006................  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31

   Global Advantage
   2009 (ca)...........     --      N/A -  N/A          --      1.20         0.70 - 2.05      -4.55 -  -4.15
   2008................    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007................  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006................  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73

   Income Plus
   2010................  3,561   15.20 - 19.22      98,116      6.18         0.70 - 2.05       7.06 -   8.51
   2009................  4,147   14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008................  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007................  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006................  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96

   Limited Duration
   2010................  1,322    9.72 - 11.37      13,853      3.49         0.70 - 1.85       0.48 -   1.64
   2009................  1,520    9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008................  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007................  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006................  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56

--------
(ca) For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Money Market
   2010...............  3,762  $10.09 - 12.09    $ 54,829      0.01%        0.70 - 2.05%     -2.02 -  -0.69%
   2009...............  5,289   10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89

   Strategist
   2010...............  4,202   12.17 - 14.40     119,746      1.56         0.70 - 2.05       4.65 -   6.07
   2009...............  4,779   11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008...............  5,406    9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05     12.69  -  14.21

   Utilities
   2010...............  2,314    9.52 - 10.68      56,101      2.87         0.70 - 1.98       4.83 -   6.18
   2009...............  2,729    9.08 - 10.06      62,830      3.00         0.70 - 1.98      16.92 -  18.43
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2010...............  1,405   19.40 - 21.48      17,488      0.00         1.29 - 9.59      22.48 -  24.11
   2009...............  1,615   15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26

   Capital Opportunities (Class Y Shares)
   2010...............  4,919   18.06 - 19.99      64,428      0.00         1.29 - 2.59      24.13 -  25.79
   2009...............  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008...............  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007...............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006............... 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   European Equity (Class Y Shares)
   2010...................  1,563  $15.06 - 16.48    $ 17,219      2.24%        1.29 - 2.44%      4.35 -   5.58%
   2009...................  1,793   14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008...................  2,096   11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007...................  2,706   20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006...................  3,485   18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21

   Global Advantage (Class Y Shares)
   2009 (ca)..............     --     N/A -   N/A          --      0.80         1.29 - 2.59      -4.78 -  -4.38
   2008...................    688   10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007...................    857   18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006...................  1,036   16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83

   Income Plus (Class Y Shares)
   2010...................  8,429   12.43 - 13.76     121,240      5.71         1.29 - 2.59       6.19 -   7.61
   2009................... 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008................... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007................... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006................... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98

   Limited Duration (Class Y Shares)
   2010...................  5,588    8.30 -  9.19      52,204      3.32         1.29 - 2.59      -0.43 -   0.90
   2009...................  6,355    8.34 -  9.11      58,968      4.16         1.29 - 2.59       2.82 -   4.20
   2008...................  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...................  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006................... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69

   Money Market (Class Y Shares)
   2010...................  6,282    9.44 - 10.45      64,508      0.01         1.29 - 2.59      -2.58 -  -1.28
   2009...................  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008................... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...................  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01

--------
(ca) For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   Strategist (Class Y Shares)
   2010................... 4,237   $14.16 - 15.68    $55,142       1.36%        1.29 - 2.59%      3.74 -   5.13%
   2009................... 4,691    13.65 - 14.91     58,365       2.06         1.29 - 2.59      16.35 -  17.90
   2008................... 4,861    11.73 - 12.65     51,318       0.72         1.29 - 2.59     -26.17 - -25.18
   2007................... 6,083    15.89 - 16.91     85,755       2.54         1.29 - 2.59       5.55 -   6.97
   2006................... 7,497    15.06 - 15.81     98,826       2.40         1.29 - 2.59      11.79 -  13.27

   Utilities (Class Y Shares)
   2010................... 1,454    15.88 - 17.58     15,392       2.62         1.29 - 2.59       3.98 -   5.37
   2009................... 1,706    15.27 - 16.68     17,354       2.90         1.29 - 2.59      15.75 -  17.30
   2008................... 1,834    13.19 - 14.22     15,980       0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65     30,831       1.63         1.29 - 2.59      16.92 -  18.48
   2006................... 2,977    17.40 - 18.27     33,317       1.79         1.29 - 2.59      16.93 -  18.48

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2008...................    --        NA -   NA         --       0.00          0.00 -  --          NA -    NA
   2007...................   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59
   2006...................   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 -  13.14

   AMT Partners
   2010...................     2    13.58 - 13.58         34       0.64         1.59 - 1.59      13.84 -  14.34
   2009...................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008...................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60
   2006...................     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 -  10.48

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2010...................   206    10.91 - 10.99      2,237       1.35         1.15 - 1.80      10.88 -  11.62
   2009...................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008...................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007...................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006...................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation
   2010................   438   $ 8.37 - 10.64    $ 4,390       0.17%        1.15 - 1.85%      7.39 -   8.17%
   2009................   517     7.79 -  9.84      4,808       0.34         1.15 - 1.85      41.85 -  42.87
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72

   Oppenheimer Core Bond
   2010................   144     9.84 - 10.30      1,469       1.93         1.25 - 1.65       9.59 -  10.03
   2009................   176     8.98 -  9.36      1,638       0.00         1.25 - 1.65       7.82 -   8.25
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97

   Oppenheimer Global Securities
   2010................   209    14.44 - 19.66      3,973       1.47         1.15 - 1.85      13.82 -  14.64
   2009................   271    12.69 - 17.15      4,473       2.23         1.15 - 1.85      37.19 -  38.17
   2008................   415     9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35

   Oppenheimer Global Strategic Income (bi)
   2010................   186    16.58 - 18.85      3,331       8.70         1.15 - 2.00      12.67 -  13.65
   2009................   217    14.71 - 16.59      3,424       0.50         1.15 - 2.00      16.45 -  17.47
   2008................   284    12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007................   405    15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26

   Oppenheimer High Income
   2010................   100     3.81 -  3.89        385       6.35         1.25 - 1.45      13.16 -  13.39
   2009................   116     3.36 -  3.43        396       0.00         1.25 - 1.45      23.51 -  23.76
   2008................   119     2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07

--------
(bi)Previously known as Oppenheimer Strategic Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Main Street
   2010.................   230   $10.15 - 10.23    $ 2,277       1.12%        1.15 - 1.85%     13.96 -  14.78%
   2010.................   279     8.91 -  8.91      2,418       1.90         1.15 - 1.85      25.91 -  26.82
   2008.................   362     7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007.................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -  -3.22
   2006.................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71

   Oppenheimer Main Street Small Cap
   2010.................    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65      21.39 -  21.87
   2010.................   107    16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2010.................   135    12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007.................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006.................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57

   Oppenheimer Small- & Mid-Cap Growth (bh)
   2010.................   108     8.49 -  8.56        762       0.00         1.15 - 1.85      25.11 -  26.01
   2009.................   130     6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008.................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007.................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006.................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2010................. 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59       9.76 -  11.22
   2009................. 1,684     9.93 - 10.91     17,990       0.00         1.29 - 2.59      18.45 -  20.03
   2008................. 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -   9.43

   Oppenheimer Capital Appreciation (SS)
   2010................. 3,242    11.82 - 13.19     41,804       0.00         1.29 - 2.69       6.21 -   7.74
   2009................. 3,795    11.13 - 12.24     45,528       0.01         1.29 - 2.69      40.28 -  42.29
   2008................. 4,530     7.93 -  8.60     38,313       0.00         1.29 - 2.69     -47.13 - -46.36
   2007................. 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 -  12.38
   2006................. 5,621    13.54 - 14.27     79,301       0.19         1.29 - 2.69       4.79 -   6.30

--------
(bh)Previously known as Oppenheimer MidCap Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Core Bond (SS)
   2010................ 4,692   $ 7.19 -  7.73    $ 35,711      1.68%        1.29 - 2.44%      8.57 -   9.85%
   2009................ 5,217     6.62 -  7.04      36,231      0.00         1.29 - 2.44       6.39 -   7.64
   2008................ 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................ 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................ 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58

   Oppenheimer Global Securities (SS)
   2010................ 1,111    19.15 - 21.24      23,050      1.24         1.29 - 2.54      12.77 -  14.21
   2009................ 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................ 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................ 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................ 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85

   Oppenheimer Global Strat Income (SS) (bk)
   2010................ 5,770    15.06   16.92      95,404      8.36         1.29   2.69      11.69    13.29
   2009................ 6,798    13.49   14.93      99,442      0.24         1.29   2.69      15.22    16.88
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85

   Oppenheimer High Income (SS)
   2010................ 3,580     3.98 -  4.43      15,512      6.06         1.29 - 2.59      11.48 -  12.97
   2009................ 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................ 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................ 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 - - 1.76
   2006................ 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82

   Oppenheimer Main Street (SS)
   2010................ 4,508    12.97 - 14.57      64,079      0.90         1.29 - 2.69      12.71 -  14.33
   2009................ 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................ 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................ 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................ 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28

   Oppenheimer Main Street Small Cap (SS)
   2010................ 1,421    18.67 - 20.80      28,817      0.42         1.29   2.59      19.87 -  21.47
   2009................ 1,723    15.58 - 17.12      28,860      0.63         1.29   2.59      33.34 -  35.12
   2008................ 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18

--------
(bj)Previously known as Oppenheimer MidCap Fund (SS)
(bk)Previously known as Oppenheimer Strategic Bond (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Small- & Mid-Cap Growth (SS) (bj)
   2010................   752   $12.82 - 14.16    $10,365        0.00%       1.29 - 2.49%     24.00 -  25.52%
   2009................   914    10.34 - 11.28     10,067        0.00        1.29 - 2.49      28.97 -  30.55
   2008................ 1,041     8.02 -  8.64      8,817        0.00        1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24     21,104        0.00        1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47     22,453        0.00        1.29 - 2.49       0.15 -   1.38

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2010................   < 1    14.00 - 14.00          1        1.79        1.50 - 1.50       6.87 -   6.87
   2009................   < 1    13.10 - 13.10          2        3.25        1.50 - 1.50      13.90 -  13.90
   2008................   < 1    11.50 - 11.50          2        3.76        1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96          3        3.30        1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72          3        3.19        1.50 - 1.50       0.66 -   0.66

   Money Market
   2010................     2    10.40 - 10.40         22        0.05        1.50 - 1.50      -1.45 -  -1.45
   2009................     2    10.56 - 10.56         24        0.11        1.50 - 1.50      -1.39 -  -1.39
   2008................     2    10.71 - 10.71         23        2.32        1.50 - 1.50       0.72 -   0.72
   2007................     2    10.63 - 10.63         25        4.34        1.50 - 1.50       3.30 -   3.30
   2006................     1    10.29 - 10.29          9        4.50        1.50 - 1.50       3.05 -   3.05

   PIMCO Total Return
   2010................   < 1    15.65 - 15.65          1        2.32        1.50 - 1.50       6.50 -   6.50
   2009................   < 1    14.70 - 14.70          1        2.60        1.50 - 1.50      12.36 -  12.36
   2008................   < 1    13.08 - 13.08          3        3.14        1.50 - 1.50       3.25 -   3.25
   2007................     1    12.67 - 12.67         15        4.83        1.50 - 1.50       7.13 -   7.13
   2006................     1    11.83 - 11.83         13        4.56        1.50 - 1.50       2.30 -   2.30

   PIMCO VIT Commodity RealReturn Strategy
   2010................   520    10.40 - 10.99      5,621       13.62        1.29 - 2.44      21.22 -  22.65
   2009................   447     8.58 -  8.96      3,952        5.99        1.29 - 2.44      38.16 -  39.79
   2008................   318     6.21 -  6.41      2,015        6.55        1.29 - 2.44     -45.23 - -44.58
   2007................   226    11.34 - 11.57      2,599        4.29        1.29 - 2.44      20.12 -  21.55
   2006 (cm)...........   214     9.44 -  9.52      2,034        5.88        1.29 - 2.44      -5.58 -  -4.83

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006
(bj)Previously known as Oppenheimer MidCap Fund (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2010.................   188   $ 12.72 - 13.44   $ 2,484       4.43%        1.29 - 2.44%      9.32 -  10.61%
   2009.................   122     11.64 - 12.15     1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008.................    90      9.14 -  9.43       840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007.................    66     10.98 - 11.20       740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (cm)............    43     10.65 - 10.73       458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2010.................   723     11.96 - 12.63     8,968       1.42         1.29 - 2.44       5.37 -   6.61
   2009.................   832     11.35 - 11.85     9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008.................   814      9.84 - 10.15     8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007.................   895     10.90 - 11.07     9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (cm)............   178     10.08 - 10.15     1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2010................. 2,369    12.91  - 13.73    31,973       2.38         1.29 - 2.59       5.21 -   6.62
   2009................. 2,629    12.27  - 12.88    33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008................. 2,039     11.10 - 11.45    23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007................. 2,169     10.87 - 11.08    23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (cm)............ 1,168     10.25 - 10.33    12,031       3.13         1.29 - 2.39       2.51 -   3.29

Investments in the
  Premier VIT
  Sub-Accounts:
   OpCap Balanced
   2009 (ca)............    --        N/A -  N/A        --       4.76         1.50 - 1.50      -3.57 -  -3.57
   2008.................     1      7.61 -  7.61         6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007.................     1     11.22 - 11.22        10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006.................     1     11.92 - 11.92        10       0.80         1.50 - 1.50       9.14 -   9.14

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2010................. 2,370     15.14   18.02    37,973       7.87         0.80 - 2.15       2.90 -   4.32
   2009................. 2,804     14.71   17.28    43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186     12.43 - 14.39    41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631     12.66 - 14.47    47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006................. 4,029     11.94 - 13.46    49,819       4.18         0.80 - 2.15       1.01 -   2.40

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Capital Appreciation
   2009 (cb)(cc).....     --      N/A -  N/A    $     --       1.56%       0.80 - 2.15%     -7.07 -  -6.92%
   2008..............  1,199  $ 5.10 -  5.70       6,499       0.45        0.80 - 2.15     -39.72 - -38.89
   2007..............  1,468    8.46 -  9.32      13,118       0.15        0.80 - 2.15      -8.96 -  -7.70
   2006..............  1,670    9.29 - 10.10      16,265       0.11        0.80 - 2.15       9.91 -  11.43

   VT Capital Opportunities
   2010..............    301   18.30 - 20.33       5,847       0.23        0.80 - 2.15      26.75 -  28.50
   2009..............    290   14.44 - 15.82       4,415       0.54        0.80 - 2.15      42.49 -  44.46
   2008..............    289   10.13 - 10.95       3,065       0.45        0.80 - 2.15     -36.58 - -35.70
   2007..............    382   16.25 - 17.03       6,344       0.00        0.80 - 1.80     -11.19 - -10.28
   2006..............    446   18.29 - 18.98       8,302       0.09        0.80 - 1.80      13.15 -  14.30

   VT Discovery Growth
   2009 (cc)(cd).....     --    N/A - N/A             --       0.03        0.80 - 2.15      -2.15 -  -1.99
   2008..............  2,154    3.17 -  3.54       7,383       0.00        0.80 - 2.15     -44.52 - -43.75
   2007..............  2,620    5.71 -  6.29      16,059       0.00        0.80 - 2.15       7.93 -   9.43
   2006..............  2,971    5.29 -  5.75      16,757       0.00        0.80 - 2.15       8.69 -  10.18

   VT Diversified Income
   2010..............  2,431   15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
   2009..............  3,023   14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11
   2008..............  3,545    9.46 - 10.73      35,080       6.81        0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148       5.14        0.80 - 2.15       1.88 -   3.29
   2006..............  5,915   13.71 - 15.14      83,598       5.74        0.80 - 2.15       4.01 -   5.45

   VT Equity Income
   2010..............  6,698    8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
   2009 (ce).........  7,991    7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816       2.05        0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171       1.40        0.80 - 2.15       0.96 -   2.36
   2006..............  2,267   15.73 - 16.54      36,750       1.08        0.80 - 2.15      16.30 -  17.90

   VT George Putnam Balanced (bl)
   2010..............  7,236   10.37 - 11.05      76,076       5.12        0.80 - 2.69       7.85 -   9.94
   2009..............  8,496    9.62 - 10.05      81,676       4.47        0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072       5.00        0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035       2.89        0.80 - 2.69      -1.78 -   0.14
   2006.............. 16,006   13.69 - 13.89     211,492       2.56        0.80 - 2.69       8.92 -  11.03

--------
(bl) Previously known as VT The George Putnam Fund of Boston
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(cc)For the period beginning January 1, 2009 and ended February 12, 2009
(cd)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(ce)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Global Asset
     Allocation
   2010..............  2,438  $12.69 - 14.38    $ 32,764      5.64%        0.80 - 2.59%     11.72 -  13.77%
   2009..............  2,788   11.15 - 12.87      32,863      5.58         0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006..............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96

   VT Global Equity
   2010..............  2,785    5.49 -  7.96      21,878      2.20         0.80 - 2.15       7.48 -   8.96
   2009..............  3,494    5.10 -  7.31      25,105      0.00         0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006..............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23

   VT Global Health Care
   2010..............  2,434   12.47 - 13.58      30,167      1.95         0.80 - 2.49      -0.08 -   1.65
   2009..............  2,932   12.48 - 13.36      35,955      0.00         0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195      0.00         0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -   1.97

   VT Global Utilities
   2010..............  1,528   11.63 - 17.58      18,568      4.00         0.80 - 2.69      -0.90 -   1.02
   2009..............  1,865   11.51 - 17.74      22,486      3.78         0.80 - 2.69       4.47 -   6.50
   2008..............  2,221   10.81 - 16.98      25,182      2.33         0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69      16.70 -  18.98
   2006..............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69      23.63 -  26.02

   VT Growth and Income
   2010.............. 17,810   11.58 - 12.80     184,255      1.54         0.70 - 2.69      11.30 -  13.58
   2009.............. 21,905   10.19 - 11.50     200,607      2.59         0.70 - 2.69      26.32 -  28.91
   2008.............. 25,667    7.91 -  9.11     183,219      2.19         0.70 - 2.69     -40.35 - -39.12
   2007.............. 34,907   12.99 - 15.27     410,138      1.43         0.70 - 2.69      -8.58 -  -6.70
   2006.............. 44,194   13.92 - 16.70     557,237      1.56         0.70 - 2.69      12.80 -  15.10

   VT Growth Opportunities
   2010..............  2,306    4.36 -  5.07      10,973      0.21         0.80 - 2.15      14.79 -  16.38
   2009..............  2,856    3.80 -  4.35      11,750      0.75         0.80 - 2.15      37.83 -  39.73
   2008..............  2,985    2.75 -  3.11       8,853      0.00         0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940      0.06         0.80 - 2.15       3.13 -   4.56
   2006..............  4,517    4.38 -  4.82      20,995      0.06         0.80 - 2.15       6.23 -   7.69

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)
                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT High Yield
   2010..............  3,100  $18.05 - 18.56    $ 56,454       7.51%       0.80 - 2.59%     11.09 -  13.13%
   2009..............  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006..............  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64

   VT Income
   2010..............  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54       7.08 -   8.99
   2009.............. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006.............. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69

   VT International Equity
   2010.............. 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59       1.61 -   9.26
   2009.............. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006.............. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83

   VT International Growth (bm)
   2010..............  1,737    7.49 - 11.45      19,448       2.77        0.80 - 2.15       9.79 -  11.31
   2009..............  2,263    6.82 - 10.29      22,562       1.37        0.80 - 2.15      35.39 -  37.26
   2008..............  2,503    5.04 -  7.50      18,319       1.57        0.80 - 2.15    -43.72  - -42.94
   2007..............  3,053    8.95 - 13.14      39,492       0.89        0.80 - 2.15      10.77 -  12.30
   2006..............  3,427    8.08 - 11.70      40,874       1.30        0.80 - 2.15      23.43 -  25.13

   VT International Value (bn)
   2010..............  1,943   10.37 - 12.66      23,612       3.26        0.80 - 2.15       4.82 -   6.27
   2009..............  2,451    9.90 - 11.92      28,222       0.00        0.80 - 2.15     23.48  -  25.18
   2008..............  2,829    8.02 -  9.52      26,205       1.95        0.80 - 2.15     -47.18 - -46.45
   2007..............  3,773   15.18 - 17.78      65,688       1.86        0.80 - 2.15       4.69 -   6.15
   2006..............  4,476   14.50 - 16.75      73,975       1.15        0.80 - 2.15     24.50  -  26.21

   VT Investors
   2010..............  8,264    7.51 - 12.13      64,481       1.24        0.80 - 2.44      4.16  -  13.01
   2009 (cb)......... 10,361    6.65 - 10.92      71,150       1.16        0.80 - 2.44     27.63  -  29.78
   2008.............. 10,759    5.12 -  8.55      57,782       0.25        0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941       0.37        0.80 - 2.44      -7.49 - - 5.93
   2006.............. 18,055    9.08 - 15.68     172,343       0.41        0.80 - 2.44     11.16  -  13.02

--------
(bm)Previously known as VT International New Opportunities
(bn)Previously known as VT International Growth and Income
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)
                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Money Market
   2010.............. 10,950  $ 9.43 - 11.96    $114,782      0.04%        0.80 - 2.59%    -2.55  -   0.76%
   2009.............. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006.............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54     -2.54  -   3.54

   VT Multi-Cap Growth (bo)
   2010.............. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69     16.34  -  18.60
   2009..............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69     28.58  -  31.08
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006.............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69

   VT Multi-Cap Value (bp)
   2010..............    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00     21.58  -  23.07
   2009..............    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10     36.08  -  37.89
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15     -0.51  -   0.87
   2006..............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15     12.60  -  14.15

   VT New Opportunities
   2009 (cd).........  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008..............  8,465   5.07  -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620   8.35  - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006.............. 13,161   7.96  - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69

   VT New Value
   2009 (ce)(cc).....     --     N/A  -  N/A          --      2.82         0.80 - 2.69      -5.97 -  -5.75
   2008..............  8,326   6.11  -  9.51      72,807      1.86         0.80 - 2.59     -46.19 - -45.20
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09

   VT OTC & Emerging Growth
   2009 (cc)(cf).....     --     N/A  -  N/A          --      0.00         0.80 - 2.15      -3.04 -  -2.88
   2008..............  4,304   1.39  -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172   2.62  -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258   2.37  -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51

--------
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(cc) For the period beginning January 1, 2009 and ended February 12, 2009
(cd) On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(ce) On February 13, 2009, VT New Value merged into VT Equity Income Fund
(cf) On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Research
   2010...............  3,483  $ 9.46 - 13.29    $ 32,906      1.04%        0.80 - 2.34%     13.66 -  15.45%
   2009...............  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008...............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007...............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006...............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34      8.71  -  10.42

   VT Small Cap Value
   2010...............  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
   2009...............  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008...............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007...............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006...............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48

   VT Vista
   2010 (bq)(br)......     --      N/A -  N/A          --      0.02         0.80 - 2.69      10.72 -  12.28
   2009 (cf)..........  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008...............  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007...............  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97
   2006...............  8,515   10.17 - 17.36      87,412      0.00         0.80 - 2.69       2.62 -   4.61

   VT Voyager
   2010............... 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
   2009............... 17,282    7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75
   2008............... 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007............... 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006............... 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70

Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund
   2009...............     --      N/A -  N/A          --      0.86         1.15 - 2.69      -4.61 -  -4.14
   2008...............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007...............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006...............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87

--------
(bq)On September 24, 2010 VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010
(cf)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Large Cap Growth Stock
   2009 (ca).............    --       N/A -  N/A    $    --        0.95%       1.15 - 2.69%      1.32 -   1.82%
   2008..................   546   $ 6.92 -  7.62      6,777        0.25        1.15 - 2.34     -42.07 - -41.36
   2007..................   755    11.80 - 13.15     15,510        0.38        1.15 - 2.34      12.57 -  13.95
   2006.................. 1,120    10.35 - 11.68     21,018        0.27        1.15 - 2.34       8.24 -   9.56

   RidgeWorth Large Cap Value Equity Fund
   2009 (ca).............    --       N/A -  N/A         --        1.24        1.15 - 2.69      -5.81 -  -5.34
   2008..................   534     9.71 - 10.24      7,773        2.09        1.15 - 2.19     -34.26 - -33.56
   2007..................   711    14.61 - 15.57     15,457        1.51        1.15 - 2.19       1.28 -   2.36
   2006.................. 1,011    14.27 - 15.37     22,014        1.40        1.15 - 2.19      19.79 -  21.07

   RidgeWorth Mid-Cap Core Equity Fund
   2009 (ca).............    --       N/A -  N/A         --        0.91        1.15 - 2.69      -1.03 -  -0.54
   2008..................   248     7.39 -  9.46      2,606        0.68        1.15 - 2.09     -41.90 - -41.34
   2007..................   331    12.60 - 16.29      5,835        0.22        1.15 - 2.09       2.97 -   3.97
   2006..................   480    12.12 - 15.82      8,465        0.39        1.15 - 2.09       8.41 -   9.46

Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts:
   RidgeWorth Small Cap Value Equity Fund
   2009 (ca).............    --       N/A -  N/A         --       0.780        1.15 - 2.69       1.60 -   2.11
   2008..................   239    11.93 - 19.87      3,491        1.63        1.15 - 2.39     -34.74 - -33.91
   2007..................   351    18.28 - 30.07      7,960        0.91        1.15 - 2.39       0.09 -   1.38
   2006..................   439    18.26 - 29.66     10,021        0.45        1.15 - 2.39      13.34 -  14.78

Investments in the Rydex
  Variable Trust Sub-
  Account:
   Rydex VT Nasdaq 100 Strategy Fund
   2009..................    --       N/A -  N/A         --        0.00        1.50 - 1.50      49.72 -  49.72
   2008..................   < 1     8.69 -  8.69          1        0.04        1.50 - 1.50     -42.79 - -42.79
   2007..................   < 1    15.19 - 15.19          7        0.08        1.50 - 1.50      16.05 -  16.05
   2006..................   < 1    13.09 - 13.09          5        0.00        1.50 - 1.50       4.19 -   4.19

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)
                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. Sub-
  Accounts:
   Van Kampen UIF Capital Growth
   2010................... 2,712   $10.48  - 13.77   $30,980       0.12%        0.70 - 2.69%    19.56  -  22.00%
   2009................... 3,168     8.59  - 11.51    30,116       0.00         0.70 - 2.69     61.10  -  64.40
   2008................... 3,844      5.22 -  7.15    22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007................... 4,748    10.35  - 14.46    55,126       0.00         0.70 - 2.69     18.61  -  21.05
   2006................... 5,948     8.55  - 12.19    58,189       0.00         0.70 - 2.69       1.31 -   3.38

   Van Kampen UIF Core Plus Fixed Income
   2010...................    75    12.41  - 13.04       967       6.74         1.35 - 1.85       5.16 -   5.70
   2009...................   102    11.81  - 12.34     1,237       8.60         1.35 - 1.85       7.62 -   8.16
   2008...................    88    10.97  - 12.98       993       4.32         1.15 - 1.85     -11.87 - -11.23
   2007...................   139    12.45  - 14.62     1,773       3.61         1.15 - 1.85       3.49 -   4.24
   2006...................   151    12.03  - 14.03     1,863       3.95         1.15 - 1.85       1.82 -   2.55

   Van Kampen UIF Emerging Markets Equity
   2010................... 1,868     20.44   30.31    41,174       0.58         0.70 - 2.20     16.44  -  18.19
   2009................... 1,949    17.30  - 26.03    36,845       0.00         0.70 - 2.20     66.15  -  68.66
   2008................... 1,971    10.25  - 15.67    22,242       0.00         0.70 - 2.20     -57.57 - -56.93
   2007................... 2,502    23.81  - 36.93    66,623       0.44         0.70 - 2.20     37.38  -  39.47
   2006................... 3,270    17.07  - 25.15    63,047       0.75         0.70 - 2.20     34.17  -  36.19

   Van Kampen UIF Global Tactical Asset Allocation Portfolio (bs)
   2010................... 1,623    10.80  - 12.50    16,486       2.90         0.70 - 2.20       3.39 -   4.95
   2009................... 1,980    10.29  - 12.09    19,324       2.82         0.70 - 2.20     29.65  -  31.61
   2008................... 2,242      7.82 -  9.33    16,897       3.22         0.70 - 2.20     -45.83 - -45.01
   2007................... 2,797    14.22  - 17.22    38,584       1.49         0.70 - 2.20     12.08  -  13.79
   2006................... 3,317    12.50  - 14.05    40,739       0.09         0.70 - 2.20     22.42  -  24.26

   Van Kampen UIF Mid Cap Growth
   2010................... 1,218     18.99 - 20.99    23,536       0.00         0.70 - 2.30      29.31 -  31.39
   2009................... 1,424     14.68 - 15.97    21,180       0.00         0.70 - 2.30      54.08 -  56.56
   2008................... 1,674     9.53  - 10.20    16,010       0.81         0.70 - 2.30     -47.98 - -47.14
   2007................... 2,085     18.32 - 19.30    38,132       0.00         0.70 - 2.30      19.86 -  21.81
   2006................... 2,642     15.28 - 15.85    40,057       0.00         0.70 - 2.30      6.80  -   8.51

   Van Kampen UIF U.S. Real Estate
   2010...................   972     19.46 - 33.83    25,796       2.18         0.70 - 2.30      27.01 -  29.06
   2009................... 1,134     15.32 - 26.22    23,487       2.84         0.70 - 2.30      25.43 -  27.46
   2008................... 1,251     12.21 - 20.57    20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................... 1,726     20.13 - 33.35    46,609       1.16         0.70 - 2.30     -18.97 - -17.65
   2006................... 2,397     24.84 - 40.50    79,513       1.10         0.70 - 2.30      34.92 -  37.09

--------
(bs)Previously known as Van Kampen UIF International Magnum

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)
                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)
   2010...................   633   $14.89 - 15.53    $ 10,101      0.00%        1.29 - 2.59%     19.44 -  21.03%
   2009...................   756    12.30 - 13.00      10,008      0.00         1.29 - 2.59      60.87 -  63.02
   2008...................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09
   2006................... 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -   2.48

   Van Kampen UIF Emerging Markets Debt (Class II)
   2010................... 1,023    18.26 - 20.22      21,338      4.20         1.29 - 2.59     -12.16 -   6.90
   2009................... 1,148    16.86 - 18.91      22,075      7.70         1.29 - 2.59      26.74 -  28.43
   2008................... 1,264    14.92 - 16.19      18,942      7.44         1.29 - 2.59     -17.18 - -16.08
   2007................... 1,611    15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01
   2006................... 1,755    14.19 - 14.89      29,699      8.87         1.29 - 2.59       7.94 -   9.38

   Van Kampen UIF Emerging Markets Equity (Class II)
   2010...................   511    34.13 - 37.78      18,755      0.56         1.29 - 2.59      15.87 -  17.41
   2009...................   593    29.46 - 32.18      18,635      0.00         1.29 - 2.59      65.71 -  67.92
   2008...................   654    17.78 - 19.16      12,286      0.00         1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679      0.41         1.29 - 2.59      36.80 -  38.64
   2006................... 1,095    30.84 - 32.37      34,945      0.75         1.29 - 2.59      33.63 -  35.40

   Van Kampen UIF Global Franchise (Class II)
   2010................... 3,715    16.15 - 17.87      65,406      0.54         1.29 - 2.59      11.10 -  12.58
   2009................... 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................... 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36
   2006................... 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 -  19.95

   Van Kampen UIF Mid Cap Growth (Class II)
   2010................... 2,000    12.70 - 22.84      35,651      0.00         1.29 - 2.59      28.85 -  30.56
   2009................... 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................... 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02
   2006................... 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59       6.32 -   7.73

   Van Kampen UIF Small Company Growth (Class II)
   2010...................   752    19.20 - 21.26      15,510      0.00         1.29 - 2.59      23.28 -  24.93
   2009...................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................... 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63
   2006................... 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59      10.40 -  87.42

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2010................... 2,367   $21.78 - 22.14    $ 54,626      1.97%        1.29 - 2.69%     26.05 -  27.86%
   2009................... 2,830    17.03 - 17.56      51,314      2.71         1.29 - 2.69      25.03 -  26.84
   2008................... 3,317    14.05 - 15.33      47,539      2.88         1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................... 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69      33.98 -  35.90

Investments in the Van
  Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Money Market
   2009 (cg)..............    --      N/A -   N/A          --      0.01         1.25 - 1.65      -1.57 -  -1.19
   2008...................   319    11.27 - 11.70       3,685      2.12         1.25 - 1.65       0.35 -   0.75
   2007...................   294    11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -   3.41
   2006...................   263    10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -   3.13

Investments in the Van
  Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Money Market (Class II)
   2009 (cg)..............    --      N/A -   N/A          --      0.01         1.29 - 2.69      -2.59 -  -1.23
   2008................... 3,348    10.00 - 10.69      35,231      1.92         1.29 - 2.59      -0.85 -   0.48
   2007................... 3,118    10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -   3.10
   2006................... 3,035     9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -   2.83

--------
(cg)For the period beginning January 1, 2009 and ended December 18, 2009

                                      264
REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

To the Board of Directors and Shareholder ofAllstate Life Insurance Company Northbrook, Illinois

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2010 and 2009, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2010. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

In 2009, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities.
/s/ Deloitte & Touche LLP

Chicago, Illinois
March 11, 2011

ITEM  8.  FINANCIAL  STATEMENTS  AND  SUPPLEMENTARY  DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME




($IN MILLIONS)                                                                    YEAR ENDED DECEMBER 31,
                                                                                 -------------------------
                                                                              2010        2009        2008
                                                                                 -------------------------

REVENUES
   Premiums (net of reinsurance
   ceded of $485, $528 and $534)                          $                    592     $   581     $   585
   Contract charges (net of reinsurance
     ceded of $291, $278 and $340)                                             991         952         911
   Net investment income                                                     2,760       2,974       3,720
   Realized capital
     gains and losses:
         Total other-than-temporary impairment
            losses                                                            (591)     (1,592)     (2,434)
         Portion of loss recognized in other
            comprehensive income                                               (45)        316          --
              Net other-than-temporary impairment
                 losses recognized in earnings                                (636)     (1,276)     (2,434)
                                                          -------------------------    --------    --------
         Sales and other realized capital
           gains and losses                                                    123         856        (618)
              Total realized capital gains and losses                         (513)       (420)     (3,052)
                                                          -------------------------    --------    --------
                                                                             3,830       4,087       2,164
                                                          -------------------------    --------    --------
COSTS AND EXPENSES
   Contract benefits (net of reinsurance ceded
        of $673, $601 and $1,099)                                            1,496       1,402       1,397
   Interest credited to contractholder funds
      (net of reinsurance ceded of $32, $32 and $43)                         1,764       2,076       2,356
   Amortization of deferred policy acquisition costs                           272         888         643
   Operating costs and expenses                                                329         321         383
   Restructuring and related charges                                            (3)         24           1
   Interest expense                                                             44          42          16
                                                                             3,902       4,753       4,796
                                                          -------------------------    --------    --------

Gain (loss) on disposition of operations                                         6           7          (4)

LOSS FROM OPERATIONS BEFORE
INCOME TAX BENEFIT                                                             (66)       (659)     (2,636)

Income tax benefit                                                             (38)       (112)       (946)

NET LOSS                                                                       (28)       (547)     (1,690)

OTHER COMPREHENSIVE INCOME (LOSS),
 AFTER-TAX
   Change in unrealized net capital
gains and losses                                                             1,283       1,899      (2,253)

COMPREHENSIVE INCOME (LOSS)                               $                  1,255     $ 1,352     $(3,943)




                See notes to consolidated financial statements.
                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION



($IN MILLIONS, EXCEPT SHARE
AND PAR VALUE DATA)                                                     DECEMBER 31,
                                                                       ==============
                                                                    2010        2009
                                                                       --------------
ASSETS
Investments
Fixed income securities, at fair value
(amortized cost $47,486 and $49,842)                       $      48,214     $47,658
Mortgage loans                                                     6,553       7,780
Equity securities, at fair value
(cost $164 and $159)                                                 211         183
Limited partnership interests                                      1,272       1,028
Short-term, at fair value
(amortized cost $1,257 and $1,669)                                 1,257       1,669
Policy loans                                                         841         823
Other                                                              1,094       1,076
  Total investments                                               59,442      60,217
                                                           --------------    --------
Cash                                                                 118         145
Deferred policy acquisition costs                                  2,982       3,664
Reinsurance recoverables                                           4,277       4,016
Accrued investment income                                            522         540
Deferred income taxes                                                 --         203
Other assets                                                         420         963
Separate Accounts                                                  8,676       9,072
     TOTAL ASSETS                                          $      76,437     $78,820
                                                           --------------    --------
LIABILITIES
Contractholder funds                                       $      46,458     $50,850
Reserve for life-contingent contract benefits                     12,752      12,256
Unearned premiums                                                     27          30
Payable to affiliates, net                                           118         119
Other liabilities and accrued expenses                             1,454       1,432
Deferred income taxes                                                643          --
Notes due to related parties                                         677         675
Separate Accounts                                                  8,676       9,072
     TOTAL LIABILITIES                                            70,805      74,434
                                                           --------------    --------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A,
      $100 par value, 1,500,000 shares
     authorized, none issued                                          --          --
Redeemable preferred stock - series B,
       $100 par value, 1,500,000 shares
     authorized, none issued                                          --          --
Common stock, $227 par value,
      23,800 shares authorized and outstanding                         5           5
Additional capital paid-in                                         3,189       3,189
Retained income                                                    1,913       1,969
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
 Unrealized net capital losses
on fixed income securities with OTTI                                (100)       (274)
 Other unrealized net capital
gains and losses                                                     587      (1,146)
 Unrealized adjustment to DAC,
DSI and insurance reserves                                            38         643
     Total unrealized net capital
     gains and losses                                                525        (777)
                                                           --------------    --------
     Total accumulated other
     comprehensive income (loss)                                     525        (777)
                                                           --------------    --------
     Total shareholder's equity                                    5,632       4,386
                                                           --------------    --------
     TOTAL LIABILITIES AND
     SHAREHOLDER'S EQUITY                                  $      76,437     $78,820
                                                           --------------    --------



                See notes to consolidated financial statements.
                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY



($IN MILLIONS)                                                     YEAR ENDED DECEMBER 31,
                                                                   ========================
                                                               2010        2009        2008
                                                                  -------------------------

REDEEMABLE PREFERRED
STOCK - SERIES A                           $                     --     $    --     $    --

COMMON STOCK                                                      5           5           5

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                    3,189       2,475       1,108
Capital contributions                                            --         697       1,349
Forgiveness of payable due
to parent (see Note 4)                                           --          17          --
Gain on reinsurance transaction
with affiliate (see Note 4)                                      --          --          18
Balance, end of year                                          3,189       3,189       2,475
                                           -------------------------    --------    --------

RETAINED INCOME
Balance, beginning of year                                    1,969       2,066       3,734
Net loss                                                        (28)       (547)     (1,690)
Cumulative effect of change
 in accounting principle                                        (28)        481          --
(Loss) gain on transfers of
investments to/from parent (see Note 4)                          --         (36)         22
Forgiveness of payable due
to parent (see Note 4)                                           --           5          --
Balance, end of year                                          1,913       1,969       2,066

ACCUMULATED OTHER
COMPREHENSIVE INCOME
Balance, beginning of year                                     (777)     (2,337)        (84)
Cumulative effect of change
in accounting principle                                          19        (339)         --
Change in unrealized
net capital gains and losses                                  1,283       1,899      (2,253)
Balance, end of year                                            525        (777)     (2,337)
                                           -------------------------    --------    --------

TOTAL SHAREHOLDER'S
EQUITY                                     $                  5,632     $ 4,386     $ 2,209

                See notes to consolidated financial statements.
                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS




($IN MILLIONS)                                                          YEAR ENDED DECEMBER 31,
                                                                       =========================
                                                                   2010         2009         2008
                                                                        -------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net loss                                       $                    (28)    $   (547)    $ (1,690)
Adjustments to reconcile net loss to
net cash provided by operating activities:
Amortization and other non-cash items                              (144)        (277)        (423)
Realized capital gains and losses                                   513          420        3,052
(Gain) loss on disposition of
operations                                                           (6)          (7)           4
Interest credited to
contractholder funds                                              1,764        2,076        2,356
Changes in:
Policy benefit and other
insurance reserves                                                 (343)        (446)        (446)
Unearned premiums                                                    (3)          (2)          (2)
Deferred policy acquisition
 costs                                                             (111)         485           47
Reinsurance recoverables                                           (365)        (236)        (167)
Income taxes                                                        601          412         (828)
Other operating assets
and liabilities                                                      74          (29)          --
Net cash provided by
operating activities                                              1,952        1,849        1,903
                                               -------------------------    ---------    ---------
CASH FLOWS FROM
INVESTING ACTIVITIES
Proceeds from sales
 Fixed income securities                                         10,666       13,621       11,083
 Equity securities                                                   92           35          131
 Limited partnership interests                                      110           78          100
 Mortgage loans                                                     112          335          248
 Other investments                                                   82          485          135
Investment collections
 Fixed income securities                                          2,800        3,652        2,530
 Mortgage loans                                                   1,051        1,695          800
 Other investments                                                  109          105           95
Investment purchases
 Fixed income securities                                        (11,361)     (16,720)      (6,498)
 Equity securities                                                  (54)        (102)        (133)
 Limited partnership interests                                     (276)        (209)        (410)
 Mortgage loans                                                     (98)         (18)      (1,115)
 Other investments                                                 (133)         (26)        (120)
Change in short-term
 investments, net                                                   266        2,275       (4,529)
Change in policy loans
and other investments, net                                         (159)        (193)        (359)
Disposition of operations                                            --           --           (3)
Net cash provided by
investing activities                                              3,207        5,013        1,955
                                               -------------------------    ---------    ---------

CASH FLOWS FROM
FINANCING ACTIVITIES
Issuance of surplus notes
to related parties                                                   --           --          800
Repayment of note due
 to related party                                                    (4)          --           --
Capital contributions                                                --          250          607
Contractholder fund deposits                                      2,343        3,340        9,253
Contractholder fund
withdrawals                                                      (7,525)     (10,400)     (14,610)
Net cash used in
financing activities                                             (5,186)      (6,810)      (3,950)
                                               -------------------------
NET (DECREASE) INCREASE
 IN CASH                                                            (27)          52          (92)
                                               -------------------------    ---------    ---------
CASH AT BEGINNING
OF YEAR                                                             145           93          185
CASH AT END
OF YEAR                                        $                    118     $    145     $     93
                                               -------------------------    ---------    ---------






                See notes to consolidated financial statements.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS  OF  PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE  OF  OPERATIONS

     The Company sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate. The institutional product line, which the Company offers on an opportunistic basis, consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.



($in millions)                         2010      2009     2008
                                     ======    ======    =====
Premiums
   TRADITIONAL LIFE INSURANCE        $  399    $  387    $ 368
   IMMEDIATE ANNUITIES
     WITH LIFE CONTINGENCIES             97       102      132
   ACCIDENT AND HEALTH INSURANCE         96        92       85
     Total premiums                     592       581      585
                                     ------    ------    -----

Contract charges
   INTEREST-SENSITIVE
      LIFE INSURANCE                    952       907      855
   FIXED ANNUITIES                       39        45       56
     Total contract charges             991       952      911
        Total premiums and
          contract charges           $1,583    $1,533    $1,496
                                     ------    ------    -----


     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2010, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas, New York and Nebraska. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies) and specialized structured settlement brokers.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices, or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress from time to time considers legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress also considers proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
INVESTMENTS

     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

     Equity securities primarily include common stocks, exchange traded funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting. Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivatives, bank loans and notes due from related party. Derivatives are carried at fair value. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Notes due from related party are carried at outstanding principal balances.

     Investment income consists primarily of interest, dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For all other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from investments in limited partnership interests accounted for utilizing the cost method of accounting is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA limited partnerships") is reported in realized capital gains and losses.

        Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from EMA limited partnerships. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from EMA limited partnerships is recognized based on the financial results of the partnership and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of a fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). The Company recognizes other-than-temporary impairment losses on equity securities in earnings when the decline in fair value is considered other than temporary including when the Company does not have the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis.

DERIVATIVE  AND  EMBEDDED  DERIVATIVE  FINANCIAL  INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, foreign currency swaps, forward contracts to hedge foreign currency risk and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses. Fair value hedges For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets. When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     Non-hedge  derivative  financial  instruments   The  Company  has  certain
derivatives for which hedge accounting is not applied. The income statement effects, including fair value gains and losses and accrued periodic settlements, of these derivatives are reported on the Consolidated Statements of Operations and Comprehensive Income either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

SECURITIES  LOANED

     The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC. Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED  POLICY  ACQUISITION  AND  SALES  INDUCEMENT  COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to results of operations when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

     The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively. The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $15 million and $16 million as of December 31, 2010 and 2009, respectively. Amortization expense of the present value of future profits was $1 million, $3 million and $5 million in 2010, 2009 and 2008, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2010 and 2009. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique, to estimate the fair value of its reporting unit. If conditions warrant, a discounted cash flow analysis may also be used. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2010 or 2009.

INCOME  TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses on certain investments, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE  FOR  LIFE-CONTINGENT  CONTRACT  BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER  FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE  ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

OFF-BALANCE-SHEET  FINANCIAL  INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see
Note  7  and  Note  11).

ADOPTED  ACCOUNTING  STANDARDS

Disclosures  about  Fair  Value  Measurements

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The Company adopted the provisions of the new guidance as of March 31, 2010, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only; and therefore, the adoption had no impact on the Company's results of operations or financial position.


Consolidation  of  Variable  Interest  Entities

     In June 2009, the FASB issued new accounting guidance which requires an entity to perform a qualitative analysis to determine whether it holds a controlling financial interest (i.e., is a primary beneficiary) in a variable interest entity ("VIE"). The analysis identifies the primary beneficiary of a VIE as the entity that has both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE. The Company adopted the new guidance as of January 1, 2010. The adoption had no impact on the Company's results of operations or financial position.

     In the normal course of investing activities, the Company invests in variable interests issued by VIEs. These variable interests include structured investments such as RMBS, CMBS and ABS as well as limited partnerships, special purpose entities and trusts. For these variable interests, the Company concluded it is not the primary beneficiary due to the amount of the Company's interest in the VIEs and the Company's lack of power to direct the activities that are most significant to the economic performance of the VIEs. The Company's maximum exposure to loss on these interests is limited to the amount of the Company's investment, including future funding commitments, as applicable.

Embedded  Credit  Derivatives  Scope  Exception

     In March 2010, the FASB issued accounting guidance clarifying the scope exception for embedded credit derivative features, including those in certain collateralized debt obligations and synthetic collateralized debt obligations. Embedded credit derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another continue to qualify for the scope exception. Other embedded credit derivative features must be analyzed for potential bifurcation and separate accounting as a derivative, with periodic changes in fair value recorded in net income. The adoption of the new guidance as of July 1, 2010 resulted in the bifurcation of the credit default swaps embedded in synthetic collateralized debt obligations purchased after January 1, 2007, and the related net unrealized capital losses were reclassified from accumulated other comprehensive income to retained income. The cumulative effect of adoption, net of related DAC, DSI and tax adjustments, was a $19 million increase in unrealized net capital gains and losses, a $9 million decrease in total assets and a $28 million decrease in retained income.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

     In July 2010, the FASB issued guidance requiring expanded disclosures relating to the credit quality of financing receivables and the related allowances for credit losses. The new guidance requires a greater level of disaggregated information, as well as additional disclosures about credit quality indicators, past due information and modifications of its financing receivables. The new guidance is effective for reporting periods ending after December 15, 2010, except for disclosures related to troubled debt restructurings which have been deferred until reporting periods ending after December 15, 2011. The new guidance affects disclosures only; and therefore, the adoption as of December 31, 2010 had no impact on the Company's results of operations or financial position.

PENDING  ACCOUNTING  STANDARDS

Consolidation  Analysis  Considering  Investments Held through Separate Accounts

     In April 2010, the FASB issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The guidance is effective for fiscal years and interim periods beginning after December 15, 2010 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's results of operations or financial position. Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

     In October 2010, the FASB issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The guidance specifies that the costs must be based on successful efforts. The guidance also specifies that advertising costs only should be included as deferred acquisition costs if the direct-response advertising accounting criteria are met. The new guidance is effective for reporting periods beginning after December 15, 2011 and should be applied prospectively, with retrospective application permitted. The Company is in process of evaluating the impact of adoption on the Company's results of operations and financial position.

Disclosure  of  Supplementary  Pro  Forma  Information for Business Combinations

     In December 2010, the FASB issued disclosure guidance for entities that enter into business combinations that are material. The guidance specifies that if an entity presents comparative financial statements, the entity should disclose proforma revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The guidance is effective prospectively for business combinations entered into on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. The Company will adopt the guidance for any business combinations entered into on or after January 1, 2011.

3.  SUPPLEMENTAL  CASH  FLOW  INFORMATION

     Non-cash investment exchanges, including modifications of certain mortgage loans, fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities, totaled $621 million, $372 million and $17 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending activities were $461 million, $449 million and $320 million as of December 31, 2010, 2009 and 2008, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $4 million, $168 million and $20 million as of December 31, 2010, 2009 and 2008, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:




($IN MILLIONS)                   2010      2009        2008
                                ======    ======    ========
NET CHANGE IN PROCEEDS
MANAGED
Net change in fixed income
securities                      $  --     $  --     $   348
Net change in short-term
investments                       152      (277)      1,129
     Operating cash flow
provided (used)                 $ 152     $(277)    $ 1,477
                                ------    ------    --------

NET CHANGE IN LIABILITIES
Liabilities for collateral,
beginning of year               $(617)    $(340)    $(1,817)
Liabilities for collateral,
end of year                      (465)     (617)       (340)
     Operating cash flow
(used) provided                 $(152)    $ 277     $(1,477)
                                ------    ------    --------


     In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4). In addition, in 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million. Additionally, in 2008, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.

4.    RELATED  PARTY  TRANSACTIONS

BUSINESS  OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see
Note 15), allocated to the Company were $404 million, $435 million and $467 million in 2010, 2009 and 2008, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED  SETTLEMENT  ANNUITIES

     The Company issued $54 million, $49 million and $73 million of structured settlement annuities, a type of immediate annuity, in 2010, 2009 and 2008, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $6 million and $12 million relate to structured settlement annuities with life contingencies and are included in premium income for 2010, 2009 and 2008, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments. AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.83 billion and $4.80 billion as of December 31, 2010 and 2009, respectively.

BROKER-DEALER  AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $10 million, $10 million and $19 million in 2010, 2009 and 2008, respectively.

REINSURANCE  TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in. ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME  TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES  DUE  TO  RELATED  PARTIES

     Notes due to related parties outstanding as of December 31 consisted of the following:




($IN MILLIONS)                        2010     2009
                                     =====    =====
7.00% Surplus Note, due 2028 (1)     $ 400    $ 400
                                     -----    -----
6.74% Surplus Note, due 2029 (1)        25       25
5.06% Surplus Note, due 2035 (1)       100      100
6.18% Surplus Note, due 2036 (1)       100      100
5.93% Surplus Note, due 2038 (1)        50       50
7.00% Note, due 2017                     2       --
    Notes due to related parties     $ 677    $ 675


_____________
(1) No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2010 and 2009 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

On December 18, 2009, under the existing agreement with Kennett, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

The notes due from Kennett are classified as other investments in the Consolidated Statements of Financial Position. In 2010, 2009 and 2008, the Company recorded net investment income on these notes of $15 million, $14 million and $12 million, respectively. In 2010, 2009 and 2008, the Company incurred $16 million, $14 million and $13 million, respectively, of interest expense related to the surplus notes due to Kennett.

On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In 2010, 2009 and 2008, the Company incurred interest expense on this surplus note of $28 million, $28 million and $3 million, respectively.

     In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, AHL sold to RBI mortgage loans with a carrying value of $6 million on the date of sale. As payment, RBI issued a 7.00% note due March 26, 2017 to AHL for the same amount. As security for the performance of RBI's obligations under the agreement and note, RBI granted a pledge of and security interest in RBI's right, title and interest in the mortgage loans and their proceeds. In 2010, RBI repaid $4 million of principal on the outstanding note. In 2010, the Company incurred interest expense on this note of $0.2 million.

LIQUIDITY  AND  INTERCOMPANY  LOAN  AGREEMENT

     The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2010 and 2009.

     On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement ("Credit Agreement") with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2010.

INVESTMENT  SALES  AND  PURCHASES

     In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. The loss on sale of $20 million after-tax ($30 million pre-tax) was recorded as a decrease to retained income since the sale of the investments was between affiliates under common control.

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL  CONTRIBUTIONS

     In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

     In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

  The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2010, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

POSTRETIREMENT  BENEFIT  PLANS

     Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in the sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.


5.  INVESTMENTS

FAIR  VALUES

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:



                                                  GROSS
($IN MILLIONS)              AMORTIZED           UNREALIZED            FAIR
                            ==========    ======================
                            COST          GAINS          LOSSES       VALUE
                                          -----------    --------    -------
DECEMBER 31, 2010
U.S. government
  and agencies              $    3,258    $       245    $    (9)    $ 3,494
Municipal                        5,179             88       (294)      4,973
Corporate                       27,509          1,510       (369)     28,650
Foreign government               1,962            303         (8)      2,257
RMBS                             4,674            132       (451)      4,355
CMBS                             2,121             56       (274)      1,903
ABS                              2,768             88       (289)      2,567
Redeemable preferred
stock                               15             --         --          15
     Total fixed income
      securities            $   47,486    $     2,422    $(1,694)    $48,214
                            ----------    -----------    --------    -------

DECEMBER 31, 2009
U.S. government
  and agencies              $    3,426    $       168    $   (13)    $ 3,581
Municipal                        5,578             50       (519)      5,109
Corporate                       27,314          1,015       (790)     27,539
Foreign government               1,906            258        (11)      2,153
RMBS                             5,596             76     (1,006)      4,666
CMBS                             3,390             30       (952)      2,468
ABS                              2,616             48       (537)      2,127
Redeemable preferred
stock                               16             --         (1)         15
     Total fixed income
     securities             $   49,842    $     1,645    $(3,829)    $47,658
                            ----------    -----------    --------    -------


SCHEDULED  MATURITIES
The scheduled maturities for fixed income securities are as follows as of December 31, 2010:



                                           AMORTIZED      FAIR
($IN MILLIONS)                             COST          VALUE
                                           ==========    =======
Due in one year or less                    $    1,656    $ 1,682
                                           ----------    -------
Due after one year through five years          13,278     13,836
Due after five years through ten years         11,243     12,035
Due after ten years                            13,867     13,739
                                               40,044     41,292
                                           ----------    -------
RMBS and ABS                                    7,442      6,922
     Total                                 $   47,486    $48,214
                                           ----------    -------


Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.


NET  INVESTMENT  INCOME



($IN MILLIONS)                      2010       2009       2008
                                  =======    =======    =======
Fixed income securities           $2,476     $2,595     $3,112
                                  -------    -------    -------
Mortgage loans                       377        488        580
Equity securities                      5          5          7
Limited partnership interests         21          8         29
Short-term investments                 3         13         98
Other                                (16)       (39)        23
Investment income,
before expense                     2,866      3,070      3,849
                                  -------    -------    -------
Investment expense                  (106)       (96)      (129)
 Net investment
 income                           $2,760     $2,974     $3,720
                                  -------    -------    -------

Net  investment  income  for  the  years  ended  December  31  is  as  follows:

REALIZED  CAPITAL  GAINS  AND  LOSSES
Realized capital gains and losses by asset type for the years ended December 31 are as follows:



($IN MILLIONS)                      2010      2009        2008
                                   ======    ======    ========
Fixed income securities            $(370)    $(255)    $(2,004)
                                   ------    ------    --------
Mortgage loans                       (71)     (143)        (90)
Equity securities                     36       (21)        (29)
Limited partnership interests         17      (283)        (76)
Derivatives                         (124)      357        (815)
Other                                 (1)      (75)        (38)
        Realized capital gains
         and losses                $(513)    $(420)    $(3,052)
                                   ------    ------    --------


Realized capital gains and losses by transaction type for the years ended December 31 are as follows:



($IN MILLIONS)
                                  2010        2009        2008
                                 ======    ========    ========
Impairment write-downs           $(494)    $(1,009)    $(1,227)
                                 ------    --------    --------
Change in intent write-downs      (142)       (267)     (1,207)
Net other-than-temporary
impairment
("OTTI") losses recognized
 in earnings                      (636)     (1,276)     (2,434)
                                 ------    --------    --------
Sales                              215         637         184
Valuation of derivative
instruments                        (94)        315        (985)
Settlement of derivative
instruments                        (31)         41         197
EMA limited partnership
income                              33        (137)        (14)
Realized capital gains
and losses                       $(513)    $  (420)    $(3,052)
                                 ------    --------    --------


Gross gains of $454 million, $931 million and $516 million and gross losses of $343 million, $267 million and $317 million were realized on sales of fixed income securities during 2010, 2009 and 2008, respectively.

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:



($IN MILLIONS)
                               2010          2009
                             =======    ==========
                                        INCLUDED                            INCLUDED
                                        ----------    ------    --------    ----------
                             GROSS      IN OCI        NET       GROSS       IN OCI        NET
                             -------    ----------              --------    ----------    ------
Fixed income securities:
   Municipal                 $ (101)    $      17     $ (84)    $   (25)    $      --     $ (25)
   Corporate                    (51)            1       (50)       (188)          (11)     (199)
   Foreign government            --            --        --         (17)           --       (17)
   RMBS                        (236)          (20)     (256)       (434)          251      (183)
   CMBS                         (93)          (27)     (120)       (411)          102      (309)
   ABS                          (13)          (16)      (29)       (201)          (26)     (227)
Total fixed income
securities                     (494)          (45)     (539)     (1,276)          316      (960)
                             -------    ----------    ------    --------    ----------    ------
Mortgage loans                  (71)           --       (71)       (102)           --      (102)
Equity securities                --            --        --         (29)           --       (29)
Limited partnership
interests                       (23)           --       (23)       (148)           --      (148)
Other                            (3)           --        (3)        (37)           --       (37)
Other-than-
temporary
impairment
losses                       $ (591)    $     (45)    $(636)    $(1,592)    $     316     $(1,276)
                             -------    ----------    ------    --------    ----------    ------


The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities as of December 31, which were not included in earnings, are presented in the following table. The amount excludes $213 million and $136 million as of December 31, 2010 and 2009, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.



($IN MILLIONS)     2010      2009
                  ======    ======
Municipal         $ (17)    $  --
                  ------    ------
Corporate            (1)      (18)
RMBS               (258)     (323)
CMBS                (49)     (127)
ABS                 (41)      (90)
     Total        $(366)    $(558)


 Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:



($in millions)
                                     2010        2009
                                    ======    ========
BEGINNING BALANCE                   $(808)    $    --
                                    ------    --------
BEGINNING BALANCE OF
CUMULATIVE CREDIT
LOSS FOR SECURITIES HELD
AS OF APRIL 1, 2009                    --      (1,059)
CUMULATIVE EFFECT OF
CHANGE IN ACCOUNTING
PRINCIPLE                              81          --
ADDITIONAL CREDIT LOSS
FOR SECURITIES
PREVIOUSLY
OTHER-THAN-TEMPORARILY
IMPAIRED                             (221)       (111)
ADDITIONAL CREDIT LOSS
 FOR SECURITIES NOT
PREVIOUSLY
OTHER-THAN-TEMPORARILY
 IMPAIRED                            (183)       (411)
REDUCTION IN CREDIT LOSS
FOR SECURITIES
DISPOSED OR COLLECTED                 399         773
REDUCTION IN CREDIT LOSS
 FOR SECURITIES THE
COMPANY HAS MADE THE DECISION
TO SELL OR MORE LIKELY THAN NOT
WILL BE REQUIRED TO SELL               27          --
CHANGE IN CREDIT LOSS
 DUE TO ACCRETION OF
INCREASE IN CASH FLOWS                  4          --
ENDING BALANCE                      $(701)    $  (808)
                                    ------    --------


The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

UNREALIZED  NET  CAPITAL  GAINS  AND  LOSSES

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:



                                                                        GROSS                           UNREALIZED
($IN MILLIONS)                           FAIR                         UNREALIZED                           NET
                                       ========              ==========================                 ===========
DECEMBER 31, 2010                      VALUE                 GAINS               LOSSES                 GAINS (LOSSES)
Fixed income securities (1)            $48,214               $2,422              $(1,694)                    $ 728
                                                             ------              --------    --------------  ------
Equity securities                          211                   48                   (1)                       47
Short-term investments                   1,257                   --                   --                        --
Derivative instruments (2)                 (17)                   2                  (19)                      (17)
     Unrealized net capital
       gains and losses, pre-tax                                                                               758
                                       --------  ----------  ------  ----------  --------    --------------  ------
Amounts recognized for:
     Insurance reserves (3)                                                                                    (41)
     DAC and DSI (4)                                                                                            98
         Amounts recognized                                                                                     57
                                                                                                             ------
     Deferred income taxes                                                                                    (290)
     Unrealized net capital
       gains and losses, after-tax                                                                           $ 525
                                                                                                             ------


_________________

(1) Unrealized net capital gains and losses for fixed income securities as of December 31, 2010 comprises $(153) million related to unrealized net capital losses on fixed income securities with OTTI and $881 million related to other unrealized net capital gains and losses.
(2) Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.
(3) The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
(4) The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.






                                                                      GROSS                        UNREALIZED
                                       FAIR                         UNREALIZED                        NET
DECEMBER 31, 2009
                                     VALUE                 GAINS               LOSSES            GAINS (LOSSES)
Fixed income securities (1)          $47,658               $1,645              $(3,829)                    $(2,184)
                                                           ------              --------    --------------  --------
Equity securities                        183                   31                   (7)                         24
Short-term investments                 1,669                   --                   --                          --
Derivative instruments (2)               (20)                   2                  (20)                        (18)
     Unrealized net capital
     gains and losses, pre-tax                                                                              (2,178)
                                     --------  ----------  ------  ----------  --------    --------------  --------
Amounts recognized for:
     Insurance reserves                                                                                         --
     DAC and DSI                                                                                               990
         Amounts recognized                                                                                    990
                                                                                                           --------
     Deferred income taxes                                                                                     411
     Unrealized net capital
     gains and losses, after-tax                                                                           $  (777)
                                                                                                           --------


____________________
(1) Unrealized net capital gains and losses for fixed income securities as of December 31, 2009 comprises $(422) million related to unrealized net capital losses on fixed income securities with OTTI and $(1.76) billion related to other unrealized net capital gains and losses.
(2) Included in the fair value of derivative instruments are $(2) million classified as assets and $18 million classified as liabilities.

CHANGE  IN  UNREALIZED  NET  CAPITAL  GAINS  AND  LOSSES

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:



($IN MILLIONS)                2010          2009        2008
Fixed income securities     $2,912     $   4,506     $(7,139)
                            -------    ----------    --------
Equity securities               23            48         (24)
Short-term investments          --            (3)          3
Derivative instruments           1           (32)         46
Total                        2,936         4,519      (7,114)
                            -------    ----------    --------
Amounts recognized for:
Insurance reserves             (41)          378         681
DAC and DSI                   (892)       (2,503)      2,980
(Decrease) increase
in amounts recognized         (933)       (2,125)      3,661
                            -------    ----------    --------
Deferred income taxes         (701)         (834)      1,200
Increase (decrease)
in unrealized net
capital gains
and losses                  $1,302     $   1,560     $(2,253)
                            -------    ----------    --------


PORTFOLIO  MONITORING
     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
     For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.
The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and
3) the length of time and extent to which the fair value has been less than amortized cost or cost.
The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.



                                   Less than    12 months
($in millions)                     12 months     or more         Total
                                   =========    ==========    ============
                                    Number         Fair        Unrealized      Number       Fair       Unrealized      unrealized
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------
                                                                                                                             C>
                                   of issues    value         losses          of issues    value      losses          losses
December 31, 2010
FIXED INCOME SECURITIES
   U.S. GOVERNMENT
     AND AGENCIES                         13    $      348    $        (9)           --    $    --    $        --     $        (9)
   MUNICIPAL                             142         1,718            (55)          170      1,145           (239)           (294)
   CORPORATE                             340         3,805           (144)          143      1,951           (225)           (369)
   FOREIGN GOVERNMENT                     16           191             (8)            1         10             --              (8)
   RMBS                                  108           143             (3)          246      1,266           (448)           (451)
   CMBS                                   11           123             (2)          114        836           (272)           (274)
   ABS                                    33           262             (4)          130      1,288           (285)           (289)
        TOTAL FIXED INCOME
        SECURITIES (1)                   663         6,590           (225)          804      6,496         (1,469)         (1,694)
EQUITY SECURITIES                          3            17             (1)           --         --             --              (1)
        TOTAL FIXED INCOME
         AND EQUITY SECURITIES           666    $    6,607    $      (226)          804    $ 6,496    $    (1,469)    $    (1,695)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------

INVESTMENT GRADE
FIXED INCOME SECURITIES                  600    $    6,222    $      (209)          559    $ 4,853    $      (782)    $      (991)
BELOW INVESTMENT GRADE
FIXED INCOME SECURITIES                   63           368            (16)          245      1,643           (687)           (703)
        TOTAL FIXED INCOME
         SECURITIES                      663    $    6,590    $      (225)          804    $ 6,496    $    (1,469)    $    (1,694)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------

December 31, 2009
FIXED INCOME SECURITIES
   U.S. GOVERNMENT
     AND AGENCIES                         27    $    1,952    $       (13)           --    $    --    $        --     $       (13)
   MUNICIPAL                             144         1,634            (62)          280      1,912           (457)           (519)
   CORPORATE                             300         3,979           (131)          398      5,155           (659)           (790)
   FOREIGN GOVERNMENT                     10           360            (11)            1          1             --             (11)
   RMBS                                  162           604            (14)          310      1,727           (992)         (1,006)
   CMBS                                   19           186             (3)          257      1,796           (949)           (952)
   ABS                                    21           203            (19)          163      1,363           (518)           (537)
   REDEEMABLE PREFERRED
    STOCK                                  1            --             --             1         13             (1)             (1)
        TOTAL FIXED INCOME
         SECURITIES (1)                  684         8,918           (253)        1,410     11,967         (3,576)         (3,829)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------
EQUITY SECURITIES                          7            11             (2)            1         13             (5)             (7)
        TOTAL FIXED INCOME
       AND EQUITY SECURITIES             691    $    8,929    $      (255)        1,411    $11,980    $    (3,581)    $    (3,836)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------

INVESTMENT GRADE
   FIXED INCOME SECURITIES               650    $    8,667    $      (191)        1,119    $10,260    $    (2,467)    $    (2,658)
BELOW INVESTMENT GRADE
   FIXED INCOME SECURITIES                34           251            (62)          291      1,707         (1,109)         (1,171)
        TOTAL FIXED INCOME
       SECURITIES                        684    $    8,918    $      (253)        1,410    $11,967    $    (3,576)    $    (3,829)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------


_______________
 (1) Gross unrealized losses resulting from factors other than credit on fixed income securities with other-than-temporary impairments for which the Company has recorded a credit loss in earnings total $3 million for the less than 12 month category and $251 million for the 12 months or greater category as of December 31, 2010 and $16 million for the less than 12 month category and $468 million for the 12 months or greater category as of December 31, 2009. As of December 31, 2010, $670 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $670 million, $538 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or
Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.
     As of December 31, 2010, the remaining $1.03 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $453 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $1.03 billion, $572 million are related to below investment grade fixed income securities. Of these amounts, $552 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2010. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.
RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities, taking into consideration credit enhancements from reliable bond insurers, where applicable. Unrealized losses on equity securities are primarily related to equity market fluctuations.
As of December 31, 2010, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2010, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.
LIMITED  PARTNERSHIPS
As of December 31, 2010 and 2009, the carrying value of equity method limited partnership interests totaled $610 million and $495 million, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2010, 2009 and 2008, the Company had write-downs related to equity method limited partnership interests of $1 million, $5 million and $13 million, respectively.
As of December 31, 2010 and 2009, the carrying value for cost method limited partnership interests was $662 million and $533 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. The Company had write-downs related to cost method investments in 2010, 2009 and 2008 of $22 million, $143 million and $53 million, respectively.
MORTGAGE  LOANS
The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $6.55 billion and $7.78 billion as of December 31, 2010 and 2009, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio as of December 31.



(% OF MORTGAGE PORTFOLIO
CARRYING VALUE)
                           2010     2009
                           =====    =====
California                 23.5%    22.9%
                           -----    -----
Illinois                    9.3      9.3
New York                    6.7      6.4
New Jersey                  6.6      6.0
Pennsylvania                5.6      6.0
Texas                       5.3      5.0


The types of properties collateralizing the mortgage loans as of December 31 are as follows:



(% OF MORTGAGE PORTFOLIO
 CARRYING VALUE)            2010     2009
Office buildings            32.0%    35.2%
                           ------    -----
Retail                      27.5     24.4
Warehouse                   21.8     22.9
Apartment complex           12.8     12.1
Other                        5.9      5.4
     Total                 100.0%    100.0%
                           ------    -----


The contractual maturities of the mortgage loan portfolio as of December 31, 2010, excluding $62 million of mortgage loans in the process of foreclosure, are as follows:



                 NUMBER     CARRYING
($IN MILLIONS)  OF LOANS    VALUE        PERCENT
                ========    =========    =========
2011                  53    $     614        9.5%
                --------    ---------    --------
2012                  82          772       11.9
2013                  74          637        9.8
2014                  75        1,006       15.5
Thereafter           336        3,462       53.3
    Total            620    $   6,491      100.0%
                --------    ---------    --------


Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process. The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans as of December 31, 2010, summarized by debt service coverage ratio distribution:



($IN MILLIONS)
DEBT SERVICE                              FIXED RATE     VARIABLE RATE
                                                         ==============
COVERAGE RATIO                            MORTGAGE       MORTGAGE
DISTRIBUTION                              LOANS          LOANS             TOTAL
                                          ===========    ==============    ======
Below 1.0                                 $       275    $           --    $  275
                                          -----------    --------------    ------
1.0 - 1.25
                                                1,571                16     1,587
1.26 - 1.50                                     1,478                --     1,478
Above 1.50                                      2,484               546     3,030
    Total non-impaired mortgage loans     $     5,808    $          562    $6,370


Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:



($IN MILLIONS)                     2010     2009
                                  =====    =====
Impaired mortgage loans
with a valuation allowance        $ 168    $ 361
                                  -----    -----
Impaired mortgage loans
without a valuation allowance
                                     15       16
Total impaired mortgage loans     $ 183    $ 377
                                  -----    -----
Valuation allowance on
impaired mortgage loans           $  84    $  94
                                  =====    =====


The average balance of impaired loans was $275 million, $313 million and $43 million during 2010, 2009 and 2008, respectively.
The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:



($IN MILLIONS)           2010      2009      2008
Beginning balance       $  94     $   3     $  --
                        ------    ------    -----
Net increase in
valuation allowance
                           65        96         3
Charge offs               (75)       (5)       --
Ending balance          $  84     $  94     $   3
                        ------    ------    -----


Past  due  mortgage  loans carrying value as of December 31, 2010 is as follows:



($IN MILLIONS)
Less than 90 days past due      $   12
90 days or greater past due         78
Total past due                      90
                                ------
Current loans                    6,463
Total mortgage loans            $6,553
                                ------



MUNICIPAL  BONDS

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.



(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)  2010       2009
                                                         ======
California                                      14.7%    16.8 %
                                                -----    ------
Texas                                           11.9       10.2
New York                                         7.8        7.5
New Jersey                                       5.8        6.4
Delaware                                         5.3        6.1
Illinois                                         5.2        5.6


CONCENTRATION  OF  CREDIT  RISK

     As of December 31, 2010, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2010 and 2009, fixed income securities with a carrying value of $448 million and $434 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $2 million in both 2010 and 2009 and $34 million in 2008.

OTHER INVESTMENT INFORMATION

Included in fixed income securities are below investment grade assets totaling $3.84 billion and $2.84 billion as of December 31, 2010 and 2009, respectively. As of December 31, 2010, fixed income securities and short-term investments with a carrying value of $63 million were on deposit with regulatory authorities as required by law.

     As of December 31, 2010, the carrying value of fixed income securities that were non-income producing was $7 million.

6.  FAIR  VALUE  OF  ASSETS  AND  LIABILITIES

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level  1:     Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level  2:     Assets  and  liabilities  whose values are based on the following:

     (a)  Quoted  prices  for  similar  assets or liabilities in active markets;

     (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This occurs in two primary instances. The first relates to the Company's use of broker quotes. The second relates to auction rate securities ("ARS") backed by student loans for which a key input, the anticipated date liquidity will return to this market, is not market observable.

     Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities. As of December 31, 2010, 77.0% of total assets are measured at fair value and 1.4% of total liabilities are measured at fair value.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level  1  measurements
----------------------
-     Fixed income securities:  Comprise U.S. Treasuries.  Valuation is based on
      ------------------------
unadjusted quoted prices for identical assets in active markets that the Company can access.
-     Equity securities:  Comprise actively traded, exchange-listed U.S. and
      ------------------
international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.
-     Short-term:  Comprise actively traded money market funds that have daily
      -----------
quoted net asset values for identical assets that the Company can access.
-     Separate account assets:  Comprise actively traded mutual funds that have
      ------------------------
daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level  2  measurements
----------------------
-     Fixed  income  securities:
      --------------------------
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS - auto and student loans and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

-     Equity  securities:  The  primary  inputs  to the valuation include quoted
      ------------------
prices  for  identical  or  similar  assets  in  markets  that  are  not active.
-     Short-term:  The primary inputs to the valuation include quoted prices for
      -----------
identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.
-     Other investments:  Free-standing exchange listed derivatives that are not
      ------------------
actively traded are valued based on quoted prices for identical instruments in markets that are not active.
OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level  3  measurements
----------------------
-     Fixed  income  securities:
      --------------------------
Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including estimates of future coupon rates if auction failures continue, the anticipated date liquidity will return to the market and illiquidity premium. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"), and other high-yield municipal bonds. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: Primarily valued based on non-binding broker quotes. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

Foreign  government:  Valued  based  on  non-binding  broker  quotes.
RMBS - Subprime residential mortgage-backed securities ("Subprime"), Prime and Alt-A: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Also included are Subprime, Prime and Alt-A securities that are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, Subprime and certain Alt-A securities are categorized as Level 3.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, collateral performance and credit spreads. Also included are CMBS that are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

ABS - Collateralized debt obligations ("CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all CDO are categorized as Level 3.

ABS - auto, student loans and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Also included are ABS that are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain ABS are categorized as Level 3.

-     Other  investments:  Certain  OTC  derivatives, such as interest rate caps
      -------------------
and floors, certain credit default swaps and OTC options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.
-     Contractholder funds:  Derivatives embedded in certain life and annuity
      ---------------------
contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets  and  liabilities  measured  at  fair  value  on  a  non-recurring  basis
     Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:



                                      QUOTED PRICES        SIGNIFICANT
                                        IN ACTIVE             OTHER         SIGNIFICANT       COUNTERPARTY
                                       MARKETS FOR         OBSERVABLE       UNOBSERVABLE        AND CASH        BALANCE AS OF
                                     IDENTICAL ASSETS        INPUTS            INPUTS          COLLATERAL       DECEMBER 31,
($IN MILLIONS)                           (LEVEL 1)         (LEVEL 2)         (LEVEL 3)          NETTING            2010
ASSETS
Fixed income securities:
   U.S. government and
      agencies                      $             882     $      2,612     $          --                       $        3,494
   Municipal                                       --            4,372               601                                4,973
   Corporate                                       --           26,890             1,760                               28,650
   Foreign government                              --            2,257                --                                2,257
   RMBS                                            --            3,166             1,189                                4,355
   CMBS                                            --            1,059               844                                1,903
   ABS                                             --              593             1,974                                2,567
   Redeemable preferred
      stock                                        --               14                 1                                   15
Total fixed income
   securities                                     882           40,963             6,369                               48,214
                                    ------------------    -------------    --------------                      ---------------
  Equity securities                               137               45                29                                  211
  Short-term investments                           72            1,185                --                                1,257
  Other investments:
      Free-standing derivatives                    --              602                10     $        (225)               387
  Separate account assets                       8,676               --                --                                8,676
  Other assets                                     --               --                 1                                    1
    TOTAL RECURRING BASIS
       ASSETS                                   9,767           42,795             6,409              (225)            58,746
                                    ------------------    -------------    --------------    --------------    ---------------
  Non-recurring basis (1)                          --               --               117                                  117
TOTAL ASSETS AT FAIR VALUE          $           9,767     $     42,795     $       6,526     $        (225)    $       58,863
% of total assets at fair value                 16.6 %           72.7 %            11.1 %           (0.4) %            100.0 %
                                    ==================    =============    ==============    ==============    ===============

LIABILITIES
  Contractholder funds:
  Derivatives embedded
     in life and annuity
     contracts                      $              --     $         --     $        (653)                      $         (653)
  Other liabilities:
     Free-standing derivatives                     --             (455)              (87)    $         221               (321)
TOTAL LIABILITIES AT FAIR VALUE     $              --     $       (455)    $        (740)    $         221     $         (974)
% of total liabilities
    at fair value                                 -- %            46.7%             76.0%           (22.7)%            100.0 %
                                    ==================    =============    ==============    ==============    ===============


_________________
(1) Includes $111 million of mortgage loans and $6 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:



                                      QUOTED PRICES        SIGNIFICANT
                                        IN ACTIVE             OTHER         SIGNIFICANT       COUNTERPARTY
                                       MARKETS FOR         OBSERVABLE       UNOBSERVABLE        AND CASH        BALANCE AS OF
                                     IDENTICAL ASSETS        INPUTS            INPUTS          COLLATERAL       DECEMBER 31,
($IN MILLIONS)                          (LEVEL 1)          (LEVEL 2)         (LEVEL 3)           NETTING            2009
ASSETS
Fixed income securities:
   U.S. government and
      agencies                      $           1,596     $      1,985     $          --                       $        3,581
   Municipal                                       --            4,363               746                                5,109
   Corporate                                       --           25,519             2,020                               27,539
   Foreign government                              --            2,133                20                                2,153
   RMBS                                            --            3,614             1,052                                4,666
   CMBS                                            --            1,146             1,322                                2,468
   ABS                                             --              417             1,710                                2,127
   Redeemable preferred
      stock                                        --               14                 1                                   15
Total fixed income
   securities                                   1,596           39,191             6,871                               47,658
                                    ------------------    -------------    --------------                      ---------------
  Equity securities                               129               27                27                                  183
  Short-term investments                          133            1,536                --                                1,669
  Other investments:
      Free-standing derivatives                    --              808                32     $        (411)               429
  Separate account assets                       9,072               --                --                                9,072
  Other assets                                     --               --                 2                                    2
    TOTAL RECURRING BASIS
       ASSETS                                  10,930           41,562             6,932              (411)            59,013
                                    ------------------    -------------    --------------    --------------    ---------------
  Non-recurring basis (1)                          --               --               219                                  219
TOTAL ASSETS AT FAIR VALUE          $          10,930     $     41,562     $       7,151     $        (411)    $       59,232
% of total assets at
     fair value                                 18.4 %           70.2 %            12.1 %           (0.7) %            100.0 %
                                    ==================    =============    ==============    ==============    ===============

LIABILITIES
  Contractholder funds:
  Derivatives embedded
    in life and annuity
    contracts                       $              --     $       (217)    $        (110)                      $         (327)
  Other liabilities:
     Free-standing derivatives                     (1)            (556)              (85)    $         243               (399)
TOTAL LIABILITIES AT
    FAIR VALUE                      $              (1)    $       (773)    $        (195)    $         243     $         (726)
% of total liabilities at
    fair value                                   0.1 %          106.5 %            26.9 %          (33.5) %            100.0 %
                                    ==================    =============    ==============    ==============    ===============


_________________
 (1) Includes $205 million of mortgage loans and $14 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.



                                                     Total realized
                                                     andunrealized
                                                     gains (losses)
($in millions)                                        included in:
                                     Balance                               OCI on
                                      as of                             Statement of      Purchases, sales      Transfers
                                   December 31,           Net             Financial       , issuances and         into
                                      2009           income (1)          Position         settlements, net      Level 3
                                                    ----------------
Assets
  FIXED INCOME SECURITIES:
 MUNICIPAL                        $         746     $           (10)    $           8    $             (95)    $       19
 CORPORATE                                2,020                  23               128                 (285)           403
 FOREIGN GOVERNMENT                          20                  --                --                  (20)            --
 RMBS                                     1,052                (268)              475                  (41)            --
 CMBS                                     1,322                (235)              589                 (525)           108
 ABS                                      1,710                  60               236                  205             --
     REDEEMABLE PREFERRED
          STOCK                               1                  --                --                   --             --
 TOTAL FIXED INCOME
     SECURITIES                           6,871                (430)            1,436                 (761)           530
                                  --------------    ----------------    -------------    ------------------    -----------
EQUITY SECURITIES                            27                  15                 2                  (13)            --
OTHER INVESTMENTS:
   FREE-STANDING DERIVATIVES,
       NET                                  (53)                (43)               --                   19             --
OTHER ASSETS                                  2                  (1)               --                   --             --
Total recurring Level 3
     assets                       $       6,847     $          (459)    $       1,438    $            (755)    $      530
                                  --------------    ----------------    -------------    ------------------    -----------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED
       IN LIFE AND ANNUITY
      CONTRACTS                   $        (110)    $           (31)    $          --    $               3     $     (515)
Total recurring Level 3
   liabilities                    $        (110)    $           (31)    $          --    $               3     $     (515)
                                  --------------    ----------------    -------------    ------------------    -----------





($in millions)
                                                  Balance
                                 Transfers         as of
                                  out of        December 31,
                                Level 3                 2010

Assets
  FIXED INCOME SECURITIES:
 MUNICIPAL                      $      (67)    $         601
 CORPORATE                            (529)            1,760
 FOREIGN GOVERNMENT                     --                --
 RMBS                                  (29)            1,189
 CMBS                                 (415)              844
 ABS                                  (237)            1,974
     REDEEMABLE PREFERRED
          STOCK                         --                 1
 TOTAL FIXED INCOME
     SECURITIES                     (1,277)            6,369
                                -----------    --------------
EQUITY SECURITIES                       (2)               29
OTHER INVESTMENTS:
   FREE-STANDING DERIVATIVES,
       NET                              --               (77)  (2)
OTHER ASSETS                            --                 1
Total recurring Level 3
     assets                     $   (1,279)    $       6,322
                                -----------    --------------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED
       IN LIFE AND ANNUITY
      CONTRACTS                 $       --     $        (653)
Total recurring Level 3
   liabilities                  $       --     $        (653)
                                -----------    --------------


_______________
(1) The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(522) million in realized capital gains and losses, $64 million in net investment income, $1 million in interest credited to contractholder funds and $31 million in contract benefits.

(2)  Comprises $10 million of assets and $87 million of liabilities.

     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during 2010. During 2010, certain CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and the availability of market observable quoted prices for similar assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

     Transfers into Level 3 during 2010, including those related to Corporate fixed income securities, included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote resulting in the security being classified as Level 3. Transfers out of Level 3 during 2010, including those related to Corporate fixed income securities, included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

     The following table provides the total gains and (losses) included in net income during 2010 for Level 3 assets and liabilities still held as of December 31, 2010.




($in millions)
Assets
FIXED INCOME SECURITIES:
MUNICIPAL                                              $  (7)
CORPORATE                                                 37
RMBS                                                    (203)
CMBS                                                     (28)
ABS                                                       52
TOTAL FIXED INCOME SECURITIES                           (149)
OTHER INVESTMENTS:
FREE-STANDING DERIVATIVES, NET                           (26)
OTHER ASSETS                                              (1)
Total recurring Level 3 assets                         $(176)

Liabilities
CONTRACTHOLDER FUNDS:
DERIVATIVES EMBEDDED IN LIFE AND ANNUITY CONTRACTS     $ (31)
Total recurring Level 3 liabilities                    $ (31)
                                                       ------


The amounts in the table above represent gains and losses included in net income during 2010 for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(207) million in 2010 and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(248) million in realized capital gains and losses, $74 million in net investment income, $2 million in interest credited to contractholder funds and $31 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.




                                                         TOTAL REALIZED
                                                         AND UNREALIZED
($IN MILLIONS)                                           GAINS (LOSSES)
                                                          INCLUDED IN:
                                                                               OCI on                               Net transfers
                                      Balance as of                         Statement of      Purchases, sales        in and/or
                                       December 31                            Financial       , issuances and         (out) of
                                         , 2008           Net income (1)      Position         settlements, net      Level 3
                                                        ----------------
Assets
FIXED INCOME SECURITIES:
MUNICIPAL                            $          703     $            (3)    $          31    $             (39)    $           54
CORPORATE                                     9,867                  18             1,158               (1,591)            (7,432)
FOREIGN GOVERNMENT                               --                  --                --                   30                (10)
RMBS                                          1,811                (125)              247                 (304)              (577)
CMBS                                            410                (398)              801                  (75)               584
ABS                                           1,341                (194)              852                 (120)              (169)
REDEEMABLE PREFERRED STOCK                        1                  --                --                   --                 --
TOTAL FIXED INCOME    SECURITIES             14,133                (702)            3,089               (2,099)            (7,550)
EQUITY SECURITIES                                27                  (2)                3                   (1)                --
OTHER INVESTMENTS:
   FREE-STANDING
DERIVATIVES, NET                                (93)                 76                --                  (36)                --
OTHER ASSETS                                      1                   1                --                   --                 --
Total recurring
    Level 3 assets                   $       14,068     $          (627)    $       3,092    $          (2,136)    $       (7,550)
                                                        ----------------    -------------    ------------------    ---------------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED IN
     LIFE AND ANNUITY CONTRACTS      $         (265)    $           148     $          --    $               7     $           --
Total recurring
   Level 3 liabilities               $         (265)    $           148     $          --    $               7     $           --
                                     ---------------    ----------------    -------------    ------------------    ---------------


                                           TOTAL
                                      GAINS (LOSSES)
                                      INCLUDED IN NET
($IN MILLIONS)                          INCOME FOR
                                         FINANCIAL
                                                                instruments
                                       Balance as of          still held as of
                                       December 31,             December 31,
                                                 2009                  2009 (3)

Assets
FIXED INCOME SECURITIES:
MUNICIPAL                            $            746        $              (1)
CORPORATE                                       2,020                       54
FOREIGN GOVERNMENT                                 20                       --
RMBS                                            1,052                      (96)
CMBS                                            1,322                     (318)
ABS                                             1,710                     (123)
REDEEMABLE PREFERRED STOCK                          1                       --
TOTAL FIXED INCOME    SECURITIES                6,871                     (484)
EQUITY SECURITIES                                  27                       (3)
OTHER INVESTMENTS:
   FREE-STANDING
DERIVATIVES, NET                                  (53)  (2)                 98
OTHER ASSETS                                        2                        1
Total recurring
    Level 3 assets                   $          6,847        $            (388)
                                     -----------------       ------------------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED IN
     LIFE AND ANNUITY CONTRACTS      $           (110)       $             148
Total recurring
   Level 3 liabilities               $           (110)       $             148
                                     -----------------       ------------------


_______________
(1) The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(719) million in realized capital gains and losses, $89 million in net investment income, $(3) million in interest credited to contractholder funds and $(148) million in contract benefits.

(2)     Comprises  $32  million  of  assets  and  $85  million  of  liabilities.

(3) The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(481) million in realized capital gains and losses, $87 million in net investment income, $(6) million in interest credited to contractholder funds and $(148) million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2008.




                                               Total realized
                                               and unrealized
                                               gains (losses)
($in millions)                                  included in:
                                              ================
                                Balance                               OCI on                                    Net
                                 as of                             Statement of      Purchases, sales,      transfers in
                               January 1,                           Financial          issuances and        and/or (out)
                                  2008         Net income (1)      Position          settlements, net       of Level 3
                                              ----------------
Assets
FIXED INCOME SECURITIES:
   MUNICIPAL                  $       231     $            --     $         (72)    $              (12)    $         556
   CORPORATE                       11,845                (320)           (1,147)                (1,019)              508
   FOREIGN GOVERNMENT                  --                  --                --                     (5)                5
   RMBS                             3,034                (507)             (511)                  (491)              286
   CMBS                               790                (453)             (312)                  (391)              776
   ABS                              2,930                (338)             (987)                  (404)              140
   REDEEMABLE PREFERRED
           STOCK                       --                   1                --                     --                --
TOTAL FIXED INCOME
 SECURITIES                        18,830              (1,617)           (3,029)                (2,322)            2,271
EQUITY SECURITIES                      61                  (3)              (12)                    20               (39)
OTHER INVESTMENTS:
FREE-STANDING
    DERIVATIVES, NET                   (6)               (125)               --                     38                --
OTHER ASSETS                            2                  (1)               --                     --                --
   Total recurring
     Level 3 assets           $    18,887     $        (1,746)    $      (3,041)    $           (2,264)    $       2,232
                                              ----------------    --------------    -------------------    --------------

Liabilities
CONTRACTHOLDER
 FUNDS:
DERIVATIVES EMBEDDED
 IN LIFE AND
 ANNUITY CONTRACTS            $         4     $          (270)    $          --     $                1     $          --
   Total recurring
      Level 3 liabilities     $         4     $          (270)    $          --     $                1     $          --
                              ------------    ----------------    --------------    -------------------    --------------


                                  Total
                             gains (losses)
                             included in net
                                income fo
($in millions)                 r financial
                            =================
                                                       instruments
                              Balance as of          still held as of
                              December 31,             December 31,
                                        2008                  2008 (3)

Assets
FIXED INCOME SECURITIES:
   MUNICIPAL                $            703        $              --
   CORPORATE                           9,867                     (367)
   FOREIGN GOVERNMENT                     --                       --
   RMBS                                1,811                     (464)
   CMBS                                  410                     (192)
   ABS                                 1,341                     (317)
   REDEEMABLE PREFERRED
           STOCK                           1                       --
TOTAL FIXED INCOME
 SECURITIES                           14,133                   (1,340)
EQUITY SECURITIES                         27                       (3)
OTHER INVESTMENTS:
FREE-STANDING
    DERIVATIVES, NET                     (93)  (2)                (37)
OTHER ASSETS                               1                       (1)
   Total recurring
     Level 3 assets         $         14,068        $          (1,381)
                            -----------------       ------------------

Liabilities
CONTRACTHOLDER
 FUNDS:
DERIVATIVES EMBEDDED
 IN LIFE AND
 ANNUITY CONTRACTS          $           (265)       $            (270)
   Total recurring
      Level 3 liabilities   $           (265)       $            (270)
                            -----------------       ------------------


_______________
(1) The effect to net income totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(1.83) billion in realized capital gains and losses, $91 million in net investment income, $6 million in interest credited to contractholder funds and $270 million in contract benefits.

(2)     Comprises  $13  million  of  assets  and  $106  million  of liabilities.

(3) The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(1.45) billion in realized capital gains and losses, $75 million in net investment income, $1 million in interest credited to contractholder funds and $270 million in contract benefits.

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
FINANCIAL  ASSETS



($IN MILLIONS)                                            DECEMBER 31, 2010                          DECEMBER 31, 2009
                                               ==================    ==========           ==================     ===========
                                               CARRYING VALUE        FAIR VALUE            CARRYING    VALUE     FAIR VALUE
                                               ------------------    ------------------                          -----------
Mortgage loans                                 $            6,553    $            6,312    $            7,780    $     6,220
                                               ------------------    ------------------    ------------------    -----------
Limited partnership interests - cost basis                    662                   719                   533            521
Bank loans                                                    322                   314                   359            329
Notes due from related party                                  275                   245                   275            233


The fair value of mortgage loans is based on discounted contractual cash flows or if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL  LIABILITIES



($IN MILLIONS)
                                                           DECEMBER 31, 2010                       DECEMBER 31, 2009
                                                 CARRYING VALUE        FAIR VALUE            CARRYING VALUE     FAIR VALUE
                                                 ------------------    ------------------    --------------     -----------
Contractholder funds on investment contracts     $           35,040    $           34,056    $       39,824    $    38,196
                                                 ------------------    ------------------    --------------    -----------
Notes due to related parties                                    677                   649               675            611
Liability for collateral                                        465                   465               617            617


     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

     The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7.     DERIVATIVE  FINANCIAL  INSTRUMENTS  AND  OFF-BALANCE-SHEET  FINANCIAL
INSTRUMENTS

     The Company primarily uses derivatives for risk management and asset replication. In addition, the Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis. The Company does not use derivatives for trading purposes. Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the Company's equity exposure contained in equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements.

     Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

     Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; and credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection. The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2010, the Company pledged $18 million of securities and cash in the form of margin deposits.

     For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable.

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position as of December 31, 2010.



($in millions, except
number of contracts)           Asset derivatives
                                                    VOLUME (1)
                                    BALANCE                         NUMBER        FAIR
                                     SHEET           NOTIONAL         OF         VALUE,     GROSS        GROSS
                               LOCATION             AMOUNT         CONTRACTS       NET      ASSET     LIABILITY
                                                    -----------                                       -----------
Derivatives designated
as accounting
hedging instruments
  INTEREST RATE SWAP           OTHER IN
 AGREEMENTS                    VESTMENTS            $       156    N/A          $   (18)    $   --    $      (18)
  FOREIGN CURRENCY             OTHER
SWAP AGREEMENTS                INVESTMENTS                   64    N/A                2          3            (1)
      TOTAL                                         $       220    N/A          $   (16)    $    3    $      (19)

Derivatives not designated
   as accounting
  hedging instruments
  Interest rate contracts
INTEREST RATE                  OTHER
 SWAP AGREEMENTS               INVESTMENTS          $     1,094    N/A          $    79     $   81    $       (2)
INTEREST RATE
 CAP AND FLOOR                 OTHER
AGREEMENTS                     INVESTMENTS                  226    N/A               (2)         1            (3)
FINANCIAL FUTURES              OTHER
CONTRACTS AND OPTIONS          ASSETS               N/A                1,420         --         --            --
  Equity and index
    contracts
OPTIONS, FUTURES               OTHER
AND WARRANTS (2)               INVESTMENTS                   64       20,451        327        327            --
  Foreign currency contracts
FOREIGN CURRENCY               OTHER
SWAP AGREEMENTS                INVESTMENTS                   90    N/A                6          6            --
  Embedded derivative
 financial instruments
                               FIXED INCOME
CONVERSION OPTIONS             SECURITIES                   287    N/A               84         84            --
EQUITY-INDEXED                 FIXED INCOME
CALL OPTIONS                   SECURITIES                   300    N/A               47         47            --
CREDIT DEFAULT                 FIXED INCOME
SWAPS                          SECURITIES                   179    N/A              (87)        --           (87)
  Credit default
contracts
CREDIT DEFAULT SWAPS           OTHER
 - BUYING PROTECTION           INVESTMENTS                   66    N/A               (1)         1            (2)
CREDIT DEFAULT SWAPS           OTHER
 - SELLING PROTECTION          INVESTMENTS                   42    N/A               (2)         1            (3)
  Other contracts
                               OTHER
  OTHER CONTRACTS              INVESTMENTS                   13    N/A               --         --            --
  OTHER CONTRACTS              OTHER ASSETS                   5    N/A                1          1            --
            TOTAL                                   $     2,366       21,871    $   452     $  549    $      (97)

Total asset derivatives                             $     2,586       21,871    $   436     $  552    $     (116)


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

(2) In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.




($in millions, except
number of contracts)         Liability derivatives
                                                      VOLUME (1)
                                    BALANCE                           NUMBER        FAIR
                                     SHEET             NOTIONAL         OF         VALUE,     GROSS        GROSS
                             LOCATION                 AMOUNT         CONTRACTS       NET      ASSET     LIABILITY
                                                                                                        -----------
Derivatives designated
 as accounting
hedging instruments
                             OTHER LIABILITIES
  INTEREST RATE              & ACCRUED
SWAP AGREEMENTS              EXPENSES                 $     3,345    N/A          $  (181)    $   20    $     (201)
  INTEREST RATE              CONTRACTHOLDER
SWAP AGREEMENTS              FUNDS                             --    N/A                2          2            --
                             OTHER LIABILITIES
  FOREIGN CURRENCY           & ACCRUED
 SWAP AGREEMENTS             EXPENSES                         138    N/A              (20)        --           (20)
  FOREIGN CURRENCY
AND INTEREST RATE            OTHER LIABILITIES
                             & ACCRUED
SWAP AGREEMENTS              EXPENSES                         435    N/A               34         34            --
  FOREIGN CURRENCY
AND INTEREST RATE            CONTRACTHOLDER
SWAP AGREEMENTS              FUNDS                             --    N/A               28         28            --
             TOTAL                                    $     3,918    N/A          $  (137)    $   84    $     (221)
                                                      -----------    ---------    --------    ------    -----------

Derivatives not designated
 as accounting
 hedging instruments
  Interest rate contracts
                             OTHER LIABILITIES
    INTEREST RATE            & ACCRUED
SWAP AGREEMENTS              EXPENSES                 $     3,642    N/A          $    66     $   96    $      (30)
                             OTHER LIABILITIES
    INTEREST RATE            & ACCRUED
SWAPTION AGREEMENTS          EXPENSES                         750    N/A                4          4            --
    INTEREST RATE            OTHER LIABILITIES
CAP AND FLOOR                & ACCRUED
AGREEMENTS                   EXPENSES                       3,216    N/A              (22)         1           (23)
    FINANCIAL FUTURES        OTHER LIABILITIES
CONTRACTS AND                & ACCRUED
 OPTIONS                     EXPENSES                 N/A                  150         --         --            --
  Equity and
    index contracts
                             OTHER LIABILITIES
   OPTIONS AND               & ACCRUED
      FUTURES                EXPENSES                          64       20,752       (168)         2          (170)
  Embedded derivative
     financial
     instruments
   GUARANTEED                CONTRACTHOLDER
   ACCUMULATION BENEFITS     FUNDS                          1,067    N/A              (88)        --           (88)
      GUARANTEED             CONTRACTHOLDER
      WITHDRAWAL BENEFITS    FUNDS                            739    N/A              (47)        --           (47)
 EQUITY-INDEXED AND
 FORWARD STARTING
OPTIONS IN
 LIFE AND ANNUITY            CONTRACTHOLDER
 PRODUCT CONTRACTS           FUNDS                          4,694    N/A             (515)        --          (515)
 OTHER EMBEDDED
DERIVATIVE FINANCIAL         CONTRACTHOLDER
        INSTRUMENTS          FUNDS                             85    N/A               (3)        --            (3)
  Credit default contracts
                             OTHER LIABILITIES
   CREDIT DEFAULT SWAPS      & ACCRUED
 - BUYING PROTECTION         EXPENSES                         181    N/A               (3)         4            (7)
                             OTHER LIABILITIES
   CREDIT DEFAULT SWAPS      & ACCRUED
 - SELLING PROTECTION        EXPENSES                         267    N/A              (61)         1           (62)
            TOTAL                                     $    14,705       20,902    $  (837)    $  108    $     (945)

Total liability
 derivatives                                          $    18,623       20,902    $  (974)    $  192    $   (1,166)

Total derivatives                                     $    21,209       42,773    $  (538)


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position as of December 31, 2009.



($in millions, except
number of contracts)         Asset derivatives
                                                  VOLUME (1)
                                  BALANCE                         NUMBER        FAIR
                                   SHEET           NOTIONAL         OF         VALUE,     GROSS        GROSS
                                 LOCATION           AMOUNT         CONTRACTS      NET       ASSET     LIABILITY
                                 --------         -----------    ---------     ------     -----     -----------
Derivatives designated
 as accounting
hedging instruments
  INTEREST RATE              OTHER
SWAP AGREEMENTS              INVESTMENTS          $        45    N/A          $    (3)    $   --    $       (3)
  FOREIGN CURRENCY           OTHER
SWAP AGREEMENTS              INVESTMENTS                   23    N/A               (2)        --            (2)
      TOTAL                                       $        68    N/A          $    (5)    $   --    $       (5)

Derivatives
 not designated
as accounting
  hedging instruments
  Interest rate contracts
INTEREST RATE                OTHER
SWAP AGREEMENTS              INVESTMENTS          $     1,106    N/A          $    57     $   61    $       (4)
INTEREST RATE
CAP AND FLOOR                OTHER
AGREEMENTS                   INVESTMENTS                   52    N/A                2          2            --
FINANCIAL FUTURES
CONTRACTS AND OPTIONS        OTHER ASSETS         N/A                  404         --         --            --
  Equity and index
  contracts
OPTIONS, FUTURES             OTHER
AND WARRANTS (2)             INVESTMENTS                   62       19,850        385        385            --
OPTIONS, FUTURES
AND WARRANTS                 OTHER ASSETS         N/A                  102         --         --            --
  Foreign currency
contracts
FOREIGN CURRENCY             OTHER
SWAP AGREEMENTS              INVESTMENTS                   53    N/A                1          1            --
  Embedded derivative
 financial instruments
                             FIXED INCOME
CONVERSION OPTIONS           SECURITIES                   315    N/A              117        117            --
EQUITY-INDEXED               FIXED INCOME
CALL OPTIONS                 SECURITIES                   475    N/A               89         89            --
  Credit default contracts
CREDIT DEFAULT SWAPS         OTHER
 - BUYING PROTECTION         INVESTMENTS                   83    N/A               (3)         2            (5)
CREDIT DEFAULT SWAPS         OTHER
 - SELLING PROTECTION        INVESTMENTS                   14    N/A               --         --            --
  Other contracts
                             OTHER
  OTHER CONTRACTS            INVESTMENTS                   75    N/A               --         --            --
  OTHER CONTRACTS            OTHER ASSETS                   6    N/A                2          2            --
             TOTAL                                $     2,241       20,356    $   650     $  659    $       (9)

Total asset
derivatives                                       $     2,309       20,356    $   645     $  659    $      (14)


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

(2) In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.




($in millions, except
number of contracts)         Liability derivatives
                                                      VOLUME (1)
                                    BALANCE                           NUMBER        FAIR
                                     SHEET             NOTIONAL         OF         VALUE,     GROSS        GROSS
                                   LOCATION             AMOUNT         CONTRACTS      NET       ASSET     LIABILITY
                                  ---------           ---------        ---------    -----      ------     ---------
Derivatives designated
as accounting
hedging instruments
                             OTHER LIABILITIES
  INTEREST RATE              & ACCRUED
   SWAP AGREEMENTS           EXPENSES                 $     2,443    N/A          $  (230)    $   --    $     (230)
                             OTHER LIABILITIES
  FOREIGN CURRENCY           & ACCRUED
  SWAP AGREEMENTS            EXPENSES                         179    N/A              (18)         3           (21)
  FOREIGN CURRENCY           OTHER LIABILITIES
  AND INTEREST RATE          & ACCRUED
  SWAP AGREEMENTS            EXPENSES                         870    N/A              231        231            --
  FOREIGN CURRENCY
  AND INTEREST RATE          CONTRACTHOLDER
  SWAP AGREEMENTS            FUNDS                             --    N/A               44         44            --
              TOTAL                                   $     3,492    N/A          $    27     $  278    $     (251)
                                                      -----------    ---------    --------    ------    -----------

Derivatives not designated
as accounting
hedging instruments
  Interest rate contracts
                             OTHER LIABILITIES
INTEREST RATE                & ACCRUED
SWAP AGREEMENTS              EXPENSES                 $     6,087    N/A          $    32     $   69    $      (37)
                             OTHER LIABILITIES
INTEREST RATE                & ACCRUED
SWAPTION AGREEMENTS          EXPENSES                       1,000    N/A               15         15            --
INTEREST RATE                OTHER LIABILITIES
CAP AND FLOOR                & ACCRUED
AGREEMENTS                   EXPENSES                       3,896    N/A              (16)         9           (25)
  Equity and
index contracts
                             OTHER LIABILITIES
OPTIONS FUTURES              & ACCRUED
AND WARRANTS                 EXPENSES                          45       19,946       (213)         3          (216)
  Foreign currency
contracts
                             OTHER LIABILITIES
FOREIGN CURRENCY             & ACCRUED
SWAP AGREEMENTS              EXPENSES                          54    N/A                3          3            --
                             OTHER LIABILITIES
FOREIGN CURRENCY             & ACCRUED
FORWARDS AND OPTIONS         EXPENSES                         185    N/A                2          2            --
  Embedded derivative
 financial
     instruments
GUARANTEED                   CONTRACTHOLDER
ACCUMULATION BENEFITS        FUNDS                          1,113    N/A              (66)        --           (66)
   GUARANTEED                CONTRACTHOLDER
WITHDRAWAL BENEFITS          FUNDS                            810    N/A              (41)        --           (41)
EQUITY-INDEXED OPTIONS
 IN LIFE AND ANNUITY         CONTRACTHOLDER
PRODUCT CONTRACTS            FUNDS                          4,321    N/A             (217)        --          (217)
OTHER EMBEDDED
 DERIVATIVE                  CONTRACTHOLDER
 FINANCIAL INSTRUMENTS       FUNDS                             85    N/A               (3)        --            (3)
  Credit default
contracts
                             OTHER LIABILITIES
CREDIT DEFAULT SWAPS         & ACCRUED
 - BUYING PROTECTION         EXPENSES                         550    N/A              (29)         4           (33)
                             OTHER LIABILITIES
CREDIT DEFAULT SWAPS         & ACCRUED
 - SELLING PROTECTION        EXPENSES                       1,070    N/A              (60)         6           (66)
          TOTAL                                       $    19,216       19,946    $  (593)    $  111    $     (704)

Total liability
derivatives                                           $    22,708       19,946    $  (566)    $  389    $     (955)

Total derivatives                                     $    25,017       40,302    $    79


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships in the Consolidated Statements of Operations and Comprehensive Income and the Consolidated Statements of Financial Position for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $2 million during the next twelve months.



($IN MILLIONS)
EFFECTIVE PORTION                            2010      2009
Gain (loss) recognized in OCI
on derivatives during the period            $   3     $ (35)
                                            ------    ------
Loss recognized in OCI
on derivatives during the term
of the hedging relationship                   (17)      (18)
Gain reclassified from AOCI into income
(net investment income)                        --         2
Gain (loss) reclassified from AOCI
into income (realized capital
gains and losses)                               2        (3)
INEFFECTIVE PORTION AND AMOUNT
EXCLUDED FROM EFFECTIVENESS TESTING
Gain recognized in income
on derivatives
(realized capital gains and losses)            --        --


For cash flow hedges, unrealized net pre-tax gains and losses included in accumulated other comprehensive income were $(17) million and $(18) million as of December 31, 2010 and 2009, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $1 million, $(34) million and $48 million in 2010, 2009 and 2008, respectively.


The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.



($in millions)                      2010
                                                                                                   Total gain
                                                                                                     (loss)
                                                 Realized                        Interest         recognized in
                                                                             ----------------    ---------------
                                    Net           capital                      credited to         net income
                                 Investment      gains and      Contract      Contractholder           on
                                ------------    -----------    ----------    ----------------    ---------------
                                income          losses         benefits          funds             derivatives
                                ------------
Derivatives in
fair value accounting
hedging relationships
  INTEREST RATE CONTRACTS       $      (139)    $        9     $      --     $            11     $         (119)
  FOREIGN CURRENCY
AND INTEREST RATE CONTRACTS              --             (2)           --                 (18)               (20)
      SUBTOTAL                         (139)             7            --                  (7)              (139)
                                ------------    -----------    ----------    ----------------    ---------------

Derivatives not designated
as accounting
hedging instruments
  INTEREST RATE CONTRACTS                --           (138)           --                  --               (138)
  EQUITY AND INDEX
CONTRACTS                                --             --            --                 113                113
  EMBEDDED DERIVATIVE
FINANCIAL INSTRUMENTS                    --              8           (28)                 34                 14
  FOREIGN CURRENCY
CONTRACTS                                --              4            --                  --                  4
  CREDIT DEFAULT
CONTRACTS                                --             (6)           --                  --                 (6)
  OTHER CONTRACTS                        --             --            --                   3                  3
      SUBTOTAL                           --           (132)          (28)                150                (10)
      TOTAL                     $      (139)    $     (125)    $     (28)    $           143     $         (149)
                                ------------    -----------    ----------    ----------------    ---------------





                                 2009
                              ===========
                                                                                              Total gain
                                                                                                (loss)
                                              Realized                       Interest         Recognized
                                                                         ----------------    -------------
                                  Net          Capital                     credited to          in net
                              Investment      gains and     Contract      contractholder       income on
                              -----------    -----------    ---------    ----------------    -------------
                              income         losses         benefits          funds           derivatives
                              -----------
Derivatives in
fair value accounting
hedging relationships
  INTEREST RATE CONTRACTS     $        30    $       12     $      --    $           (13)    $          29
  FOREIGN CURRENCY AND
 INTEREST RATE CONTRACTS               --            (9)           --                 77                68
      SUBTOTAL                         30             3            --                 64                97
                              -----------    -----------    ---------    ----------------    -------------

Derivatives not designated
 as accounting hedging
 instruments
  INTEREST RATE CONTRACTS              --           280            --                 --               280
  EQUITY AND INDEX
CONTRACTS                              --            --            --                115               115
  EMBEDDED DERIVATIVE
 FINANCIAL INSTRUMENTS                 --            60           158               (184)               34
  FOREIGN CURRENCY
CONTRACTS                              --             3            --                 --                 3
  CREDIT DEFAULT
CONTRACTS                              --            14            --                 --                14
  OTHER CONTRACTS                      --            --            --                  3                 3
      SUBTOTAL                         --           357           158                (66)              449
      TOTAL                   $        30    $      360     $     158    $            (2)    $         546
                              -----------    -----------    ---------    ----------------    -------------



The hedge ineffectiveness reported in realized capital gains and losses amounted to gains of $7 million in 2010 and losses of $1 million and $4 million in 2009 and 2008, respectively.

The following tables provide a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.



($in millions)                      2010
                              ================
                                Gain (loss)         Gain (loss)
                               on derivatives      on hedged risk
                              ----------------
                                                      Foreign
Location of gain or (loss)                           currency &
recognized in net income       Interest rate       interest rate      Contractholder
on derivatives
                              contracts           contracts           funds              Investments
                              ----------------    ----------------
INTEREST CREDITED TO
CONTRACTHOLDER FUNDS          $            --     $           (48)    $            48    $         --
--------------------------    ----------------    ----------------    ---------------    ------------
NET INVESTMENT INCOME                     (33)                 --                  --              33
REALIZED CAPITAL
GAINS AND LOSSES                            9                  (2)                 --              --
   TOTAL                      $           (24)    $           (50)    $            48    $         33
                              ----------------    ----------------    ---------------    ------------





                                   2009
                             ================
                               Gain (loss)         Gain (loss)
                              on derivatives      on hedged risk
                             ----------------
Location of                                          Foreign
gain or (loss) recognized                           currency &
in net income                 Interest rate       interest rate       Contractholder
on derivatives
                                contracts           contracts              funds           Investments
                             ----------------    ----------------
INTEREST CREDITED TO
CONTRACTHOLDER FUNDS         $           (26)    $            39     $           (13)    $         --
-------------------------    ----------------    ----------------    ----------------    -------------
NET INVESTMENT INCOME                    164                  --                  --             (164)
REALIZED CAPITAL
GAINS AND LOSSES                          12                  (9)                 --               --
   TOTAL                     $           150     $            30     $           (13)    $       (164)
                             ----------------    ----------------    ----------------    -------------



     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions). These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2010, counterparties pledged $17 million in cash and securities to the Company, and the Company pledged $153 million in cash and securities to counterparties which includes $147 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $6 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk. Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, free-standing credit default swap, forward and certain option agreements (including swaptions).




($in millions)  2010            2009
                       NUMBER
                         OF                                             EXPOSURE,       NUMBER OF
                      COUNTER-         NOTIONAL     CREDIT           NET OF             COUNTER-        NOTIONAL     CREDIT
Rating (1)            PARTIES          AMOUNT       EXPOSURE (2)     COLLATERAL (2)     PARTIES         AMOUNT       EXPOSURE (2)
                                       ---------    -------------    ---------------    ---------       ---------    -------------

--------------
AA-                          1  $      $     675    $          19    $            10           --  $    $      --    $          --
A+                           2               951               14                 10            3           6,666              151
A                            3               772               10                 10            2           1,041               48
A-                           1                89               32                 32            1             145               23
TOTAL                        7         $   2,487    $          75    $            62            6       $   7,852    $222

($in millions)

                     EXPOSURE,
                  NET OF
Rating (1)        COLLATERAL (2)
                  ---------------

--------------
AA-               $            --
A+                             18
A                              17
A-                             23
TOTAL             $            58


_________________
(1)     Rating  is  the  lower  of  S&P  or  Moody's  ratings.

(2) Only OTC derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions. Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.




($IN MILLIONS)
                                                 2010      2009
                                                ======    ======
Gross liability fair value
of contracts containing
credit-risk-contingent features                 $ 368     $ 386
                                                ------    ------
Gross asset fair value
of contracts containing
credit-risk-contingent features
and subject to MNAs                              (212)     (233)
Collateral posted under MNAs
for contracts containing
credit-risk-contingent features                  (147)     (122)
Maximum amount of
additional exposure for contracts
with credit-risk-contingent features
if all features were triggered concurrently     $   9     $  31
                                                ------    ------


CREDIT  DERIVATIVES  -  SELLING  PROTECTION

     Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term. The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:




($in millions)           Notional amount
                         ================
                                                             BB and               Fair
                                                             -------    ------    -------
                         AA                  A       BBB     lower      Total     value
                         ----------------    ----    ----    -------    ------    -------
Single name
INVESTMENT GRADE
   CORPORATE DEBT        $             40    $ 55    $ 10    $    10    $  115    $   (1)
     HIGH YIELD DEBT                   --      --      --          4         4        --
     MUNICIPAL                         25      --      --         --        25        (6)
         SUBTOTAL                      65      55      10         14       144        (7)
Baskets
   Tranche
INVESTMENT GRADE
 CORPORATE DEBT                        --      --      --         65        65       (19)
   First-to-default
   MUNICIPAL                           --     100      --         --       100       (37)
SUBTOTAL                               --     100      --         65       165       (56)
                         ----------------    ----    ----    -------    ------    -------
Total                    $             65    $155    $ 10    $    79    $  309    $  (63)



The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2009:




($in millions)           Notional amount
                         ================
                                                             BB and               Fair
                                                             -------    ------    -------
                         AA                  A       BBB     lower      Total     value
                         ----------------    ----    ----    -------    ------    -------
Single name
INVESTMENT GRADE
CORPORATE DEBT           $             50    $ 65    $ 41    $    15    $  171    $   (5)
     HIGH YIELD DEBT                   --      --      --          8         8        --
     MUNICIPAL                         25      --      --         --        25        (4)
         SUBTOTAL                      75      65      41         23       204        (9)
Baskets
   Tranche
INVESTMENT GRADE
 CORPORATE DEBT                        --      --      --         65        65       (27)
   First-to-default
INVESTMENT GRADE
 CORPORATE DEBT                        --      45      15         --        60        --
   MUNICIPAL                           20     135      --         --       155       (28)
SUBTOTAL                               20     180      15         65       280       (55)
                         ----------------    ----    ----    -------    ------    -------
Index
INVESTMENT GRADE
 CORPORATE DEBT                        14     159     408         19       600         4
Total                    $            109    $404    $464    $   107    $1,084    $  (60)



     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

     In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

OFF-BALANCE-SHEET  FINANCIAL  INSTRUMENTS

The contractual amounts of off-balance-sheet financial instruments as of December 31 are as follows:



($IN MILLIONS)                      2010     2009
                                   =====    =====
Commitments to invest in
 limited partnership interests     $$731    $$802
                                   -----    -----
Private placement commitments        111        7
 Other loan commitments               25        6


     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.


8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS As of December 31, the reserve for life-contingent contract benefits consists of the following:



($IN MILLIONS)                                  2010      2009
Immediate fixed annuities:
   Structured settlement annuities           $ 6,522    $6,406
   Other immediate fixed annuities             2,211     2,043
Traditional life insurance                     2,751     2,662
Accident and health insurance                  1,181     1,053
Other                                             87        92
       Total reserve for life-contingent
       contract benefits                     $12,752    $12,256
                                             -------    ------



The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:



PRODUCT                   MORTALITY                         INTEREST RATE         ESTIMATION METHOD
                          ==============================    ==================    ------------------------

----------------------
                          U.S. population with
                          projected calendar year
                          improvements; mortality rates
                          adjusted for each impaired        Interest rate         Present value of
Structured settlement     life based on reduction           assumptions range     contractually specified
annuities                 in life expectancy                from 1.6% to 9.9%     future benefits
                          1983 group annuity mortality
                          table with internal
                          modifications; 1983 individual
                          annuity mortality table;
                          Annuity 2000 mortality table                            Present value of
                          with internal modifications;                            expected future benefits
                          1983 individual annuity           Interest rate         based on historical
Other immediate           mortality table with internal     assumptions range     experience
fixed annuities           modifications                     from 0.9% to 11.5%
                                                                                  Net level premium
                                                                                  reserve method using
                                                            Interest rate         the Company's
Traditional               Actual company experience         assumptions range     withdrawal experience
 life insurance           plus loading                      from 4.0% to 11.3%    rates
                                                                                  Unearned premium;
                          Actual company experience                               additional contract
Accident and health       plus loading                                            reserves for mortality
insurance                                                                         risk
 Other:
     Variable annuity
       guaranteed
      minimum death                                         Interest rate         Projected benefit ratio
       benefits (1)                 100% of Annuity 2000    assumptions range     applied to cumulative
                          mortality table                   from 4.2% to 5.2%     assessments


________________________
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").


     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $41 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2010. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability was zero as of December 31, 2009.




As of December 31, contractholder funds consist of the following:



($IN MILLIONS)                           2010       2009
Interest-sensitive life insurance     $10,061    $ 9,662
                                      -------    -------
Investment contracts:
Fixed annuities                        33,134     36,030
Funding agreements backing
medium-term notes                       2,749      4,699
    Other investment contracts            514        459
Total contractholder funds            $46,458    $50,850
                                      -------    -------



The following table highlights the key contract provisions relating to contractholder funds:



PRODUCT                               INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
                                      ================================    =========================================

----------------------------------
                                      Interest rates credited range
                                      from 0% to 11.5% for
                                      equity-indexed life (whose
                                      returns are indexed to
                                      the S&P 500) and 2.0%               Either a percentage of account balance
Interest-sensitive                    to 6.0% for all other               or dollar amount grading off generally
life insurance                        products                            over 20 years
                                      Interest rates credited range
                                      from 0% to 9.9% for
                                      immediate annuities; (8.0)%         Either a declining or a level percentage
                                      to 14.0% for equity-indexed         charge generally over nine years or less.
                                      annuities (whose returns are        Additionally, approximately 26.5% of
                                      indexed to the S&P 500);            fixed annuities are subject to
                                      and 0.2% to 8.5% for all            market value adjustment
Fixed annuities                       other products                      for discretionary withdrawals
                                      Interest rates credited range f
                                      rom 0% to 6.5% (excluding
Funding agreements                    currency-swapped
 backing medium-term notes            medium-term notes)                  Not applicable
Other investment contracts:
Guaranteed minimum income,
 accumulation and withdrawal
 benefits on variable annuities(1)                                        Withdrawal and surrender charges
and secondary guarantees on           Interest rates used in              are based on the terms of the
interest-sensitive life insurance     establishing reserves               related interest-sensitive life insurance
 and fixed annuities                  range from 1.8% to 10.3%            or fixed annuity contract


________________________
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

Contractholder funds activity for the years ended December 31 is as follows:



($IN MILLIONS)                              2010        2009
Balance, beginning of year               $50,850     $56,780
                                         --------    --------
Deposits                                   2,363       3,327
Interest credited                          1,752       1,974
Benefits                                  (1,537)     (1,553)
Surrenders and partial withdrawals        (4,166)     (4,086)
Maturities and retirements of
institutional products                    (1,833)     (4,773)
Contract charges                            (921)       (860)
Net transfers from separate accounts          11          11
Fair value hedge adjustments
 for institutional products                 (196)         25
Other adjustments                            135           5
Balance, end of year                     $46,458     $50,850
                                         --------    --------


     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $6.94 billion and $7.93 billion of equity, fixed income and balanced mutual funds and $1.09 billion and $568 million of money market mutual funds as of December 31, 2010 and 2009, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.




($IN MILLIONS)                                                    DECEMBER 31,
                                                         ===========================
                                                                  2010         2009
                                                         -------------
In the event of death
   Separate account value                                $       8,029    $   8,496
   Net amount at risk (1)                                $       1,402    $   2,153
   Average attained age of contractholders                    66 years     65 years

At annuitization (includes income benefit guarantees)
   Separate account value                                $       1,945    $   2,101
   Net amount at risk (2)                                $         580    $     906
   Weighted average waiting period until
   annuitization options available                             2 years      3 years

For cumulative periodic withdrawals
   Separate account value                                $         735    $     786
   Net amount at risk (3)                                $          21    $      42

Accumulation at specified dates
   Separate account value                                $       1,100    $   1,113
   Net amount at risk (4)                                $          64    $      97
   Weighted average waiting period
until guarantee date                                           7 years      8 years


_______________
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits. Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

The  following  table  summarizes  the  liabilities  for  guarantees:



                                     Liability for                           Liability for
                                       Guarantees                              Guarantees
                                       related to          Liability for       related to
                                     death benefits         Guarantees        accumulation
                                          and               related to            and
                                   interest-sensitive         income           withdrawal
($in millions)                    life products           benefits           benefits          Total
BALANCE, DECEMBER 31, 2009 (1)    $               155     $          287     $          108    $  550
                                  --------------------    ---------------    --------------    -------
     LESS REINSURANCE
      RECOVERABLES                                109                268                107       484
NET BALANCE AS OF
DECEMBER 31, 2009                                  46                 19                  1        66
                                  --------------------    ---------------    --------------    -------
INCURRED GUARANTEED
BENEFITS                                           97                 (2)                --        95
PAID GUARANTEE BENEFITS                            --                 --                 --        --
     NET CHANGE                                    97                 (2)                --        95
                                  --------------------    ---------------    --------------    -------
NET BALANCE AS OF
DECEMBER 31, 2010                                 143                 17                  1       161
     PLUS REINSURANCE
     RECOVERABLES                                  93                210                135       438
BALANCE, DECEMBER 31, 2010 (2)    $               236     $          227     $          136    $  599
                                  --------------------    ---------------    --------------    -------

BALANCE, DECEMBER 31, 2008 (3)    $               115     $          219     $          266    $  600
     LESS REINSURANCE
     RECOVERABLES                                  81                200                266       547
NET BALANCE AS OF
DECEMBER 31, 2008                                  34                 19                 --        53
                                  --------------------    ---------------    --------------    -------
INCURRED
GUARANTEED BENEFITS                                13                 --                  1        14
PAID GUARANTEE BENEFITS                            (1)                --                 --        (1)
     NET CHANGE                                    12                 --                  1        13
                                  --------------------    ---------------    --------------    -------
NET BALANCE AS OF
DECEMBER 31, 2009                                  46                 19                  1        66
     PLUS REINSURANCE
     RECOVERABLES                                 109                268                107       484
BALANCE, DECEMBER 31, 2009 (1)    $               155     $          287     $          108    $  550
                                  --------------------    ---------------    --------------    -------


 _______________
(1) Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.

(2) Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.

(3) Included in the total liability balance as of December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.


9.     REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

     For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.




                                                    Retention
Period                              limits
                                    ==========================================
                                    5 MILLION PER LIFE,  $3 MILLION AGE 70
                                    ------------------------------------------
                                    AND OVER, AND $10 MILLION
                                    FOR CONTRACTS THAT MEET
                                    SPECIFIC CRITERIA
JULY 2007 THROUGH CURRENT
--------------------------------
                                    2 MILLION PER LIFE, IN 2006 THE LIMIT WAS
                                    INCREASED TO $5 MILLION FOR
                                    INSTANCES WHEN SPECIFIC CRITERIA
                                    WERE MET
SEPTEMBER 1998 THROUGH JUNE 2007
AUGUST 1998 AND PRIOR               UP TO $1 MILLION PER LIFE


     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.63 billion and $1.51 billion as of December 31, 2010 and 2009, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In 2008, premiums and contract charges of $238 million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential. In addition, as of December 31, 2010 and 2009 the Company had reinsurance recoverables of $170 million and $175 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003. As of December 31, 2010, the gross life insurance in force was $530.52 billion of which $237.63 billion was ceded to the unaffiliated reinsurers.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:



($IN MILLIONS)                       2010       2009       2008
PREMIUMS AND CONTRACT CHARGES
Direct                             $2,230     $2,215     $2,275
Assumed
   Affiliate                          107        102         70
   Non-affiliate                       22         22         25
Ceded-non-affiliate                  (776)      (806)      (874)
Premiums and contract charges,
 net of reinsurance                $1,583     $1,533     $1,496
                                              -------    -------


The effects of reinsurance on contract benefits for the years ended December 31 are as follows:



($IN MILLIONS)                              2010       2009        2008
                                          =======    =======    ========
CONTRACT BENEFITS
Direct                                    $2,075     $1,915     $ 2,428
Assumed
   Affiliate                                  72         66          42
   Non-affiliate                              22         22          26
Ceded-non-affiliate                         (673)      (601)     (1,099)
Contract benefits, net of reinsurance     $1,496     $1,402     $ 1,397
                                                                --------





The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:



($IN MILLIONS)                     2010       2009       2008
                                 =======    =======    =======
INTEREST CREDITED TO
CONTRACTHOLDER FUNDS
Direct                           $1,774     $2,085     $2,373
Assumed
   Affiliate                         10         11         11
   Non-affiliate                     12         12         15
Ceded-non-affiliate                 (32)       (32)       (43)
Interest credited to
contractholder funds, net of
reinsurance                      $1,764     $2,076     $2,356
                                            -------    -------


Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.




($IN MILLIONS)                 2010      2009
                             ------    ======
Annuities                    $1,785    $1,667
                             ------    ------
Life insurance                1,564     1,528
Long-term care insurance        840       732
Other                            88        89
    Total                    $4,277    $4,016
                             ------    ------


As of December 31, 2010 and 2009, approximately 94% and 93%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.     DEFERRED  POLICY  ACQUISITION  AND  SALES  INDUCEMENT  COSTS

Deferred policy acquisition costs for the years ended December 31 are as follows:




($IN MILLIONS)                              2010        2009       2008
                                          =======    ========    ========
Balance, beginning of year                $3,664     $ 6,701     $3,905
                                          -------    --------    -------
Impact of adoption of new OTTI
accounting guidance before
unrealized impact (1)                         --        (176)        --
Impact of adoption of new OTTI
accounting guidance
   effect of unrealized capital
   gains and losses (2)                       --         176         --
Reinsurance assumed (3)                       --          --         32
Acquisition costs deferred                   383         403        596
Amortization charged to income              (272)       (888)      (643)
Effect of unrealized gains and losses       (793)     (2,552)     2,811
Balance, end of year                      $2,982     $ 3,664     $6,701
                                                     --------    -------


_______________
(1) The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.

(2) The adoption of new OTTI accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

(3) In 2008, DAC increased as a result of a reinsurance transaction with AHL (see Note 4).


DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:



($IN MILLIONS)                              2010      2009      2008
                                           ======    ======    ======
Balance, beginning of year                 $ 195     $ 453     $ 295
                                           ------    ------    ------
Impact of adoption of new OTTI
accounting guidance
before unrealized impact (1)                  --       (35)       --
Impact of adoption of new OTTI
accounting guidance effect of
unrealized capital gains and losses (2)       --        35        --
Sales inducements deferred                    14        28        47
Amortization charged to income               (27)     (129)      (53)
Effect of unrealized gains and losses        (96)     (157)      164
Balance, end of year                       $  86     $ 195     $ 453
                                                     ------    ------


_______________
(1) The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.

(2) The adoption of new OTTI accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.

11.     GUARANTEES  AND  CONTINGENT  LIABILITIES

GUARANTY  FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2010 and 2009, the liability balance included in other liabilities and accrued expenses was $26 million and $29 million, respectively. The related premium tax offsets included in other assets were $25 million and $28 million as of December 31, 2010 and 2009, respectively. The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan. At this time, Executive Life continues to fully pay claims when due. An Order to Show Cause dated December 17, 2010 from the New York Supreme Court mandates that the Bureau, Life Insurance Corporation of New York ("LICNY") and other interested parties provide a proposed plan of liquidation by July 1, 2011; otherwise, the Superintendent of the New York State Insurance Department will be required to do so by August 1, 2011. A public hearing on the proposed plan of liquidation is now scheduled for January 4, 2012. The current publicly available estimated shortfall from the Bureau is $1.27 billion.

     If Executive Life were to be declared insolvent in the future, it is reasonably possible that the Company will have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation. New York law currently contains an aggregate limit on guaranty funds under the LICNY of $500 million, of which approximately $40 million has been used. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's three-year average market share for New York as of December 31, 2009, based on assessable premiums, was approximately 2.2%.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $64 million as of December 31, 2010. The obligations associated with these fixed income securities expire at various dates on or before July 26, 2016.

     Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material adverse effect on results of operations, cash flows or financial position of the Company.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2010.

REGULATION  AND  COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL  AND  REGULATORY  PROCEEDINGS  AND  INQUIRIES
---------------------------------------------------
BACKGROUND
     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

- These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation, or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

- The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

- In the lawsuits, plaintiffs seek a variety of remedies which may include equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought may include punitive or treble damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. When specific monetary demands are made, they are often set just below a state court jurisdictional limit in order to seek the maximum amount available in state court, regardless of the specifics of the case, while still avoiding the risk of removal to federal court. In the Company's experience, monetary demands in pleadings bear little relation to the ultimate loss, if any, to the Company.

- In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

- For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

- Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

- These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge. In January 2010, the cases were assigned to a new judge for further proceedings in the trial court.

- A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge. In January 2010, the case was assigned to a new judge for further proceedings in the trial court.

In these agency program reorganization matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER  MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are pending from time to time that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time, is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.     INCOME  TAXES

ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
The Company had no liability for unrecognized tax benefits as of December 31, 2010 or 2009, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

The components of the deferred income tax assets and liabilities as of December 31 are as follows:




($IN MILLIONS)                               2010      2009
                                            ======    ======
DEFERRED ASSETS
Life and annuity reserves                   $ 154     $ 309
Difference in tax bases of investments        104        31
Unrealized net capital losses                  --       422
Deferred reinsurance gain                      17        19
Other assets                                   20        15
    Total deferred assets                     295       796
                                            ------    ------
DEFERRED LIABILITIES
DAC                                          (623)     (569)
Unrealized net capital gains                 (285)       --
Other liabilities                             (30)      (24)
    Total deferred liabilities               (938)     (593)
                                            ------    ------
         Net deferred (liability) asset     $(643)    $ 203
                                            ------    ------


     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2010 or 2009.

The components of income tax benefit for the years ended December 31 are as follows:




($IN MILLIONS)                        2010      2009      2008
                                     ======    ======    ======
Current                              $(199)    $(426)    $(640)
                                     ------    ------    ------
Deferred (including $208 million
tax benefit of operating loss
carryforward in 2008)                  161       314      (306)
Total income tax benefit             $ (38)    $(112)    $(946)
                                     ------    ------    ------


     Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new OTTI accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new OTTI accounting guidance. The Company received refunds of $629 million, $515 million and $118 million in 2010, 2009 and 2008, respectively. The Company had a current income tax receivable of $10 million and $440 million as of December 31, 2010 and 2009, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:




                                              2010         2009         2008
Statutory federal income tax rate - benefit  (35.0)    %  (35.0)    %  (35.0)  %
                                             ------       ------       ------
Dividends received deduction                 (16.8)        (1.6)        (0.5)
Tax credits                                   (2.8)        (0.4)        (0.2)
State income taxes                            (2.7)        (0.2)        (0.1)
Other                                         (0.3)        (0.6)        (0.1)
Valuation allowance                             --         20.8           --
    Effective income tax rate - benefit      (57.6)    %  (17.0)    %  (35.9)  %
                                             ------       ------       ------



13.     CAPITAL  STRUCTURE

DEBT  OUTSTANDING

All of the Company's outstanding debt as of December 31, 2010 and 2009 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4 to the consolidated financial statements. The Company paid $16 million, $14 million and $13 million of interest on debt in 2010, 2009 and 2008, respectively.

14.     STATUTORY  FINANCIAL  INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

Statutory net loss of ALIC and its insurance subsidiaries for 2010, 2009 and 2008 was $(456) million, $(929) million and $(1.98) billion, respectively. Statutory capital and surplus was $3.34 billion and $3.47 billion as of December 31, 2010 and 2009, respectively.

There  were  no  permitted  practices  utilized as of December 31, 2010 or 2009.

DIVIDENDS

The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2010. During 2011, ALIC will not be able to pay dividends without prior Illinois Department of Insurance ("IL DOI") approval since it does not have unassigned funds. As of December 31, 2010, ALIC's unassigned funds reflected a deficit position of $613 million.

       Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned funds and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.     BENEFIT  PLANS

PENSION  AND  OTHER  POSTRETIREMENT  PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The allocated cost to the Company for the pension plans was $32 million, $14 million and $16 million in 2010, 2009 and 2008, respectively. The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with the Corporation's established retirement policy and are continuously insured under the Corporation's group plans or other approved plans in accordance with the plan's participation requirements. The Corporation shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Corporation's share being subject to a 5% limit on annual medical cost inflation after retirement. During 2009, the Corporation decided to change its approach for delivering benefits to Medicare-eligible retirees. The Corporation no longer offers medical benefits for Medicare-eligible retirees but instead provides a fixed company contribution (based on years of service and other factors), which is not subject to adjustments for inflation. The allocated cost to the Company was $1 million, $2 million and $4 million for postretirement benefits other than pension plans in 2010, 2009 and 2008, respectively. AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE  401(K)  SAVINGS  PLAN

Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The allocated cost to the Company for the Allstate Plan was $4 million, $8 million and $6 million in 2010, 2009 and 2008, respectively.

16.     OTHER  COMPREHENSIVE  INCOME

The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:



($in millions)                                2010      2009        2008
                                             ======    ======    ========
                                            Pre-                 After-      Pre-                   After-      Pre-
                                            =======    ======    --------    -------    --------    --------    --------    ------
                                            tax        Tax       tax         tax        Tax         tax         tax         Tax
                                            -------    ------    --------    -------    --------    --------    --------    ------
UNREALIZED NET
 HOLDING GAINS
 (LOSSES) ARISING
 DURING THE PERIOD,
 NET OF RELATED
OFFSETS                                     $1,625     $(569)    $ 1,056     $2,570     $  (896)    $ 1,674     $(5,525)    $1,925
                                            -------    ------    --------    -------    --------    --------    --------    ------
LESS: RECLASSIFICATION
 ADJUSTMENT OF
REALIZED CAPITAL
 GAINS AND LOSSES                             (349)      122        (227)      (346)        121        (225)     (2,072)       725
UNREALIZED NET CAPITAL GAINS AND LOSSES      1,974      (691)      1,283      2,916      (1,017)      1,899      (3,453)     1,200
                                            -------    ------    --------    -------    --------    --------    --------    ------
OTHER COMPREHENSIVE INCOME (LOSS)           $1,974     $(691)    $ 1,283     $2,916     $(1,017)    $ 1,899     $(3,453)    $1,200

($in millions)

                                            After-
                                            --------
                                            tax

UNREALIZED NET
 HOLDING GAINS
 (LOSSES) ARISING
 DURING THE PERIOD,
 NET OF RELATED
OFFSETS                                     $(3,600)
                                            --------
LESS: RECLASSIFICATION
 ADJUSTMENT OF
REALIZED CAPITAL
 GAINS AND LOSSES                            (1,347)
UNREALIZED NET CAPITAL GAINS AND LOSSES      (2,253)
                                            --------
OTHER COMPREHENSIVE INCOME (LOSS)           $(2,253)



17.     QUARTERLY  RESULTS  (UNAUDITED)



                           First                     Second               Third               Fourth
($in millions)            Quarter                    Quarter              Quarter             Quarter
                   =====================    =====================    ===============       ==============
                      2010         2009         2010         2009      2010     2009       2010     2009
                  ---------    ---------    ---------    --------    ------    ------    ------    -----
REVENUES          $    945     $  1,139     $    750     $  1,254    $1,046    $ 865     $1,089    $ 829
                  ---------    ---------    ---------    --------    ------    ------    ------    -----
NET (LOSS)
INCOME                 (18)        (336)        (127)          --        60      (57)        57    (154)

                                    PART C
                               OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

The financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Financial Advisors Separate Account I are filed herewith in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(2)     Not Applicable

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995).

(3)(b) Form of Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC & Lincoln Benefit Life Company. Filed herewith.

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-50879) dated July 5, 2000).

(4)(c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File
        No. 333-50879) dated April 26, 2002).

(4)(d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Registrant's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(9)(c) Opinion and Consent of General Counsel Re: Legality. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-121693 and 811-09327) filed on April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (File
        No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-50879) dated April 11, 2003).

(14)    Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(b) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas Joseph Wilson and Matthew E. Winter. (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-121693 and 811-09327) filed on April 14, 2010).

(99)(c) Powers of attorney for Robert K. Becker, Mark A. Green and Joseph P. Lacher, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Form N-4 (File Nos. 333-141909 and 811-09327) filed on August 3, 2010.

(99)(d) Powers of attorney for Anurag Chandra and Steven E. Shebik. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, Allstate Life Insurance Company

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Michael B. Boyle                        Director and Senior Vice President

Anurag Chandra                          Director and Executive Vice President

Don Civgin                              Director

Matthew S. Easley                       Director and Senior Vice President

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Mark R. LaNeve                          Director

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director, President and Chief
                                        Executive Officer

Robert K. Becker                        Director and Senior Vice President

Mark A. Green                           Senior Vice President

Joseph P. Lacher Jr.                    Director

Thomas W. Evans                         Senior Vice President and Chief
                                        Marketing Officer

Richard C. Crist Jr.                    Senior Vice President and Chief
                                        Privacy Officer

Gregory J. Guidos                       Senior Vice President

D. Scott Harper                         Senior Vice President

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Steven C. Verney                        Senior Vice President and Assistant
                                        Treasurer

Darryl L. Baltimore                     Vice President

James R. Baumstark                      Vice President

Errol Cramer                            Vice President and Appointed Actuary

Lawrence W. Dahl                        Vice President

Randy DeCoursey                         Vice President

Sarah R. Donahue                        Vice President

Michael Downing                         Vice President

Lisa J. Flanary                         Vice President

Maribel V. Gerstner                     Vice President

Michael H. Haney                        Vice President

Keith A. Hauschildt                     Vice President and Chief Compliance
                                        Officer

Atif (A.J.) Ijaz                        Vice President

J. Wayne Kullman                        Vice President

Mary Springberg                         Vice President

Robert E. Transon                       Vice President

Timothy N. Vander Pas                   Vice President

Richard Zaharias                        Vice President

Elliot A. Stultz                        Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

The principal business address of Mr. Bird is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 24, 2011 (File No. 001-11840).

27. NUMBER OF CONTRACT OWNERS

As of February 28, 2011, there were 4,633 contracts.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company ("Depositor") and Allstate Distributors, LLC ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITER, ALLSTATE DISTRIBUTORS, LLC

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

(b)     DIRECTORS AND OFFICERS OF THE UNDERWRITER, ALLSTATE DISTRIBUTORS, LLC

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------

 Robert K. Becker                        Manager and Chairman of the Board

 Lisa J. Flanary                         Manager and President

 Susan L. Lees                           Manager and Assistant Secretary

 Timothy N. Vander Pas                   Manager

 Matthew E. Winter                       Manager

 Rick Eels                               Senior Vice President

 Thomas Mahoney                          Senior Vice President

 Stanley G. Shelley                      Senior Vice President

 Mark Sutton                             Senior Vice President

 Richard C. Crist Jr.                    Vice President and Chief Privacy
                                         Officer

 Sarah R. Donahue                        Vice President

 Maribel V. Gerstner                     Vice President

 D. Scott Harper                         Vice President

 Jeffrey J. McRae                        Vice President and Assistant Treasurer

 Allen R. Reed                           Vice President General Counsel and
                                         Secretary

 Mario Rizzo                             Vice President and Assistant Treasurer

 Steven C. Verney                        Vice President and Assistant Treasurer

 William D. Webb                         Vice President and Treasurer

 Dana Goldstein                          Chief Compliance Officer

 Mary J. McGinn                          Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c)Compensation of Allstate Distributors, LLC

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Distributor, Allstate Distributors, LLC is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2011.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                  /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                              /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2011.


*/MATTHEW E. WINTER      Director, President and Chief Executive Officer
------------------------ (Principal Executive Officer)
Matthew E. Winter

*/JOHN C. PINTOZZI       Director, Senior Vice President and Chief Financial
------------------------ Officer
John C. Pintozzi         (Principal Financial Officer)

*/THOMAS J. WILSON       Director and Chairman of the Board
------------------------
Thomas J. Wilson

*/ROBERT K. BECKER       Director and Senior Vice President
------------------------
Robert K. Becker

*/DAVID A. BIRD          Director and Senior Vice President
------------------------
David A. Bird

*/MICHAEL B. BOYLE       Director and Senior Vice President
------------------------
Michael B. Boyle

*/ANURAG CHANDRA         Director and Executive Vice President
------------------------
Anurag Chandra

*/DON CIVGIN             Director
------------------------
Don Civgin

*/MATTHEW S. EASLEY      Director and Senior Vice President
------------------------
Matthew S. Easley

*/JUDITH P. GREFFIN      Director, Executive Vice President and Chief
------------------------ Investment Officer
Judith P. Greffin

*/JOSEPH P. LACHER, JR.  Director
------------------------
Joseph P. Lacher, Jr.

*/MARK R. LANEVE         Director
------------------------
Mark R. LaNeve

/s/ SUSAN L. LEES        Director, Senior Vice President, General Counsel and
------------------------ Secretary
Susan L. Lees

*/SAMUEL H. PILCH        Director, Senior Group Vice President and Controller
------------------------ (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK       Director
------------------------
Steven E. Shebik

*/ By: Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                                 EXHIBIT INDEX


Exhibit   Description
-------   ----------------------------------------------------------------------

  (3)(b)  Form of Assignment & Delegation of Administrative Services Agreements,
          Underwriting Agreements, and Selling Agreements between ALFS, Inc. and
          Allstate Life Insurance Company, Allstate Life Insurance Company of
          New York, Charter National Life Insurance Company, Intramerica Life
          Insurance Company, Allstate Distributors, LLC & Lincoln Benefit Life
          Company

    10    Consent of Independent Registered Public Accounting Firm.

  (99)(d) Powers of Attorney for Anurag Chandra and Steven E. Shebik.